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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-05309
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       June 30
Date of reporting period:       December 31, 2006
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

First American Funds.

2006 Semiannual Report

Tax Free Income Funds

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.
Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

First American Funds Online

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets.

Online features and functionality include:

-	The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

-	The ability to educate yourself through market and investment strategy commentaries
We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
First American Funds Semiannual Report 2006       1

Arizona Tax Free FUND
Expense Example
As a shareholder of the Arizona Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,043.80	$3.86

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[2]	$1,000.00	$1,040.80	$5.92

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class Y Actual[2]	$1,000.00	$1,045.10	$2.58

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

Portfolio Allocation as of December 31, 20063  (% of net assets)

Revenue Bonds[5]	78.9%
General Obligations[5]	14.6
Certificates of Participation[5]	4.6
Short-Term Investments	0.6
Other Assets and Liabilities, Net[6]	1.3

100.0%
Credit Quality Distribution as of December 31, 20064 (% of market value)

AAA	40.3%
AA	13.1
A	15.1
BBB	21.6
BB	0.9
Non-rated	9.0

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 4.38%, 4.08%, and 4.51% for Class A, Class C, and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one agency provides a rating, that rating is used.

[5]	These securities may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2006, 9.8% of the fund’s net assets were pre-refunded or escrowed to maturity issues.

[6]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
2      First American Funds Semiannual Report 2006

California Intermediate Tax Free FUND
Expense Example
As a shareholder of the California Intermediate Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,038.50	$4.37

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class Y Actual[2]	$1,000.00	$1,039.20	$3.60

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

Portfolio Allocation as of December 31, 20063  (% of net assets)

Revenue Bonds[5]	71.1%
General Obligations[5]	19.1
Certificates of Participation[5]	8.0
Short-Term Investment	0.9
Other Assets and Liabilities, Net[6]	0.9

100.0%
Credit Quality Distribution as of December 31, 20064 (% of market value)

AAA	57.5%
AA	5.1
A	19.2
BBB	15.6
Non-rated	2.6

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 3.85% and 3.92% for Class A and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one agency provides a rating, that rating is used.

[5]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2006, 9.5% of the fund’s net assets were pre-refunded or escrowed to maturity issues.

[6]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Semiannual Report 2006       3

California Tax Free FUND
Expense Example
As a shareholder of the California Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,046.00	$3.87

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[2]	$1,000.00	$1,043.50	$5.92

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class Y Actual[2]	$1,000.00	$1,047.20	$2.58

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

Portfolio Allocation as of December 31, 20063  (% of net assets)

Revenue Bonds[5]	81.7%
General Obligations[5]	10.8
Certificates of Participation[5]	4.2
Short-Term Investments	1.0
Other Assets and Liabilities, Net[6]	2.3

100.0%
Credit Quality Distribution as of December 31, 20064 (% of market value)

AAA	48.4%
AA	14.8
A	16.3
BBB	16.8
Non-rated	3.7

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 4.60%, 4.35%, and 4.72% for Class A, Class C, and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one agency provides a rating, that rating is used.

[5]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2006, 17.1% of the fund’s net assets were pre-refunded or escrowed to maturity issues.

[6]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
4      First American Funds Semiannual Report 2006

Colorado Intermediate Tax Free fund
Expense Example
As a shareholder of the Colorado Intermediate Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,038.70	$4.37

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class Y Actual[2]	$1,000.00	$1,039.60	$3.60

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

Portfolio Allocation as of December 31, 20063  (% of net assets)

Revenue Bonds[5]	73.2%
General Obligations[5]	20.1
Certificates of Participation[5]	5.3
Short-Term Investment	1.3
Other Assets and Liabilities, Net[6]	0.1

100.0%
Credit Quality Distribution as of December 31, 20064 (% of market value)

AAA	43.1%
AA	17.3
A	16.0
BBB	15.0
BB	0.7
Non-rated	7.9

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 3.87% and 3.96% for Class A and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one agency provides a rating, that rating is used.

[5]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2006, 10.0% of the fund’s net assets were pre-refunded or escrowed to maturity issues.

[6]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Semiannual Report 2006       5

Colorado Tax Free FUND
Expense Example
As a shareholder of the Colorado Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,041.80	$3.86

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class ?C? Actual[2]	$1,000.00	$1,039.80	$5.91

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class ?Y? Actual[2]	$1,000.00	$1,043.00	$2.57

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

Portfolio Allocation as of December 31, 20063  (% of net assets)

Revenue Bonds[5]	78.5%
Certificates of Participation[5]	11.1
General Obligations[5]	9.2
Short-Term Investments	0.7
Other Assets and Liabilities, Net[6]	0.5

100.0%
Credit Quality Distribution as of December 31, 20064 (% of market value)

AAA	42.7%
AA	11.2
A	22.6
BBB	18.3
Non-rated	5.2

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 4.18%, 3.98%, and 4.30% for Class A, Class C, and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one agency provides a rating, that rating is used.

[5]	These securities may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2006, 8.5% of the fund’s net assets were pre-refunded or escrowed to maturity issues.

[6]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
6      First American Funds Semiannual Report 2006

Intermediate Tax Free FUND
Expense Example
As a shareholder of the Intermediate Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,038.80	$4.37

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class Y Actual[2]	$1,000.00	$1,039.70	$3.60

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

Portfolio Allocation as of December 31, 20063  (% of net assets)

Revenue Bonds[5]	66.3%
General Obligations[5]	31.3
Certificates of Participation[5]	2.5
Short-Term Investment	0.2
Other Assets and Liabilities, Net[6]	(0.3)

100.0%
Credit Quality Distribution as of December 31, 20064 (% of market value)

AAA	54.1%
AA	10.6
A	14.0
BBB	11.3
BB	0.9
Non-rated	9.1

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 3.88% and 3.97% for Class A and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one agency provides a rating, that rating is used.

[5]	These securities may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2006, 22.2% of the fund’s net assets were pre-refunded or escrowed to maturity issues.

[6]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Semiannual Report 2006       7

Minnesota Intermediate Tax Free FUND
Expense Example
As a shareholder of the Minnesota Intermediate Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,037.40	$4.37

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class Y Actual[2]	$1,000.00	$1,038.40	$3.60

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

Portfolio Allocation as of December 31, 20063  (% of net assets)

Revenue Bonds[5]	66.4%
General Obligations[5]	32.2
Certificate of Participation[5]	0.5
Short-Term Investments	0.8
Other Assets and Liabilities, Net[6]	0.1

100.0%
Credit Quality Distribution as of December 31, 20064 (% of market value)

AAA	37.4%
AA	17.0
A	18.0
BBB	14.1
BB	2.7
Non-rated	10.8

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 3.74% and 3.84% for Class A and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one agency provides a rating, that rating is used.

[5]	These securities may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2006, 7.8% of the fund’s net assets were pre-refunded or escrowed to maturity issues.

[6]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
8      First American Funds Semiannual Report 2006

Minnesota Tax Free fund
Expense Example
As a shareholder of the Minnesota Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,044.10	$4.89

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84

Class C Actual[2]	$1,000.00	$1,041.20	$6.95

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87

Class Y Actual[2]	$1,000.00	$1,044.50	$3.61

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

Portfolio Allocation as of December 31, 20063  (% of net assets)

Revenue Bonds[5]	89.2%
General Obligations[5]	7.7
Short-Term Investments	2.2
Other Assets and Liabilities, Net[6]	0.9

100.0%
Credit Quality Distribution as of December 31, 20064 (% of market value)

AAA	32.3%
AA	8.3
A	25.7
BBB	10.1
BB	2.2
Non-rated	21.4

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 4.41%, 4.12%, and 4.45% for Class A, Class C, and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one agency provides a rating, that rating is used.

[5]	These securities may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2006, 12.9% of the fund’s net assets were pre-refunded or escrowed to maturity issues.

[6]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Semiannual Report 2006       9

Missouri Tax Free fund
Expense Example
As a shareholder of the Missouri Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,042.50	$4.89

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84

Class C Actual[2]	$1,000.00	$1,040.70	$6.94

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87

Class Y Actual[2]	$1,000.00	$1,043.80	$3.61

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

Portfolio Allocation as of December 31, 20063  (% of net assets)

Revenue Bonds[5]	77.7%
General Obligations[5]	16.3
Certificates of Participation[5]	5.6
Short-Term Investments	0.4

100.0%
Credit Quality Distribution as of December 31, 20064  (% of market value)

AAA	57.7%
AA	17.4
A	6.9
BBB	8.0
BB	1.2
Non-rated	8.8

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 4.25%, 4.07%, and 4.38% for Class A, Class C, and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one agency provides a rating, that rating is used.

[5]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2006, 19.6% of the fund’s net assets were pre-refunded or escrowed to maturity issues.
10      First American Funds Semiannual Report 2006

Nebraska Tax Free FUND
Expense Example
As a shareholder of the Nebraska Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,042.00	$3.86

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[2]	$1,000.00	$1,040.20	$5.91

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class Y Actual[2]	$1,000.00	$1,042.40	$2.57

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

Portfolio Allocation as of December 31, 20063  (% of net assets)

Revenue Bonds[5]	76.0%
General Obligations[5]	19.6
Certificates of Participation[5]	3.3
Short-Term Investments	0.8
Other Assets and Liabilities, Net[6]	0.3

100.0%
Credit Quality Distribution as of December 31, 20064 (% of market value)

AAA	29.4%
AA	31.2
A	17.4
BBB	4.7
Non-rated	17.3

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 4.20%, 4.02%, and 4.24% for Class A, Class C, and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one agency provides a rating, that rating is used.

[5]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2006, 0.6% of the fund’s net assets were pre-refunded or escrowed to maturity issues.

[6]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Semiannual Report 2006       11

Ohio Tax Free FUND
Expense Example
As a shareholder of the Ohio Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,044.10	$3.86

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[2]	$1,000.00	$1,041.60	$5.92

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class Y Actual[2]	$1,000.00	$1,044.50	$2.58

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

Portfolio Allocation as of December 31, 20063  (% of net assets)

Revenue Bonds[5]	58.4%
General Obligations[5]	35.9
Certificate of Participation[5]	3.2
Short-Term Investments	2.0
Other Assets and Liabilities, Net[6]	0.5

100.0%
Credit Quality Distribution as of December 31, 20064 (% of market value)

AAA	36.3%
AA	34.9
A	22.0
BBB	5.8
Non-rated	1.0

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 4.41%, 4.16%, and 4.45% for Class A, Class C, and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one agency provides a rating, that rating is used.

[5]	These securities may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2006, 5.0% of the fund’s net assets were pre-refunded or escrowed to maturity issues.

[6]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
12      First American Funds Semiannual Report 2006

Oregon Intermediate Tax Free FUND
Expense Example
As a shareholder of the Oregon Intermediate Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,035.60	$4.36

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class Y Actual[2]	$1,000.00	$1,037.50	$3.59

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

Portfolio Allocation as of December 31, 20063  (% of net assets)

General Obligations[5]	53.8%
Revenue Bonds[5]	37.9
Certificates of Participation[5]	6.1
Short-Term Investments	1.7
Other Assets and Liabilities, Net[6]	0.5

100.0%
Credit Quality Distribution as of December 31, 20064  (% of market value)

AAA	60.7%
AA	24.4
A	5.7
BBB	4.9
Non-rated	4.3

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 3.56% and 3.75% for Class A and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one agency provides a rating, that rating is used.

[5]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2006, 20.5% of the fund’s net assets were pre-refunded or escrowed to maturity issues.

[6]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Semiannual Report 2006       13

Short Tax Free fund
Expense Example
As a shareholder of the Short Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,021.50	$3.82

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class Y Actual[2]	$1,000.00	$1,022.20	$3.06

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

Portfolio Allocation as of December 31, 20063  (% of net assets)

Revenue Bonds[5]	86.9%
General Obligations[5]	13.2
Short-Term Investment	0.2
Other Assets and Liabilities, Net[6]	(0.3)

100.0%
Credit Quality Distribution as of December 31, 20064  (% of market value)

AAA	38.6%
AA	20.9
A	19.6
BBB	14.8
BB	0.3
Non-rated	5.8

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 2.15% and 2.22% for Class A and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one agency provides a rating, that rating is used.

[5]	These securities may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2006, 6.6% of the fund’s net assets were pre-refunded or escrowed to maturity issues.

[6]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
14      First American Funds Semiannual Report 2006

Tax Free fund
Expense Example
As a shareholder of the Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,043.30	$4.89

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84

Class C Actual[2]	$1,000.00	$1,041.40	$6.95

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87

Class Y Actual[2]	$1,000.00	$1,044.60	$3.61

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

Portfolio Allocation as of December 31, 20063  (% of net assets)

Revenue Bonds[5]	78.5%
General Obligations[5]	19.5
Certificates of Participation[5]	0.8
Short-Term Investments	1.4
Other Assets and Liabilities, Net[6]	(0.2)

100.0%
Credit Quality Distribution as of December 31, 20064  (% of market value)

AAA	34.8%
AA	8.4
A	21.5
BBB	18.6
BB	1.0
Non-rated	15.7

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 4.33%, 4.14%, and 4.46% for Class A, Class C, and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one agency provides a rating, that rating is used.

[5]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2006, 14.4% of the fund’s net assets were pre-refunded or escrowed to maturity issues.

[6]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Semiannual Report 2006       15

Schedule of  Investments December 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Arizona Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.1%
Revenue Bonds – 78.9%
Continuing Care Retirement Communities – 7.2%
Arizona Health Facilities Authority, The Terraces Project, Series A
7.500%, 11/15/2023	$200	$226
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	105
Maricopa County Industrial Development Authority, Senior Living Health Care Revenue, Immanuel Care, Series A (GNMA)
4.850%, 08/20/2026	750	770
North Carolina Community Health Care Facilities, Presbyterian Homes
5.400%, 10/01/2027	270	280
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	400	412
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	200	203

		1,996

Education – 7.2%
Gilbert Industrial Development Authority, Southwest Student Services, Pre-refunded 02/01/2009 @ 102
5.850%, 02/01/2019 (a)	1,000	1,062
Glendale Industrial Development Authority, Midwestern University
5.250%, 05/15/2014	140	149
Glendale Industrial Development Authority, Midwestern University, Series A
5.750%, 05/15/2021	250	268
Northern Arizona University (FGIC)
4.500%, 06/01/2031	250	251
Pima County, Industrial Development Authority, Education Revenue, Paradise Education Center Project
5.875%, 06/01/2022	250	258

		1,988

Healthcare – 21.1%
Arizona Health Facilities Authority, Blood Systems Incorporated
4.750%, 04/01/2025	300	303
Arizona Health Facilities Authority, John C. Lincoln Health Network
5.750%, 12/01/2032	150	160
Glendale Industrial Development Authority
4.625%, 12/01/2027	200	197
Halifax Medical Center, Florida Hospital Revenue, Series A
5.000%, 06/01/2038	375	383
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	400	425
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	130	131
Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	250	258
Johnson City, Tennessee Health & Elderly Facilities Authority
7.500%, 07/01/2025	100	117
Maricopa County Hospital, Sun Health Corporation
5.000%, 04/01/2025	200	206
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.375%, 07/01/2023	500	530
Maricopa County Industrial Development Authority, Mayo Clinic
5.000%, 11/15/2031	500	526
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Pre-refunded 12/01/2011 @ 101
5.700%, 12/01/2021 (a)	1,000	1,097
University Medical Center Corporation, Hospital Revenue
5.000%, 07/01/2016	250	262
5.000%, 07/01/2024	500	515
Yavapai Industrial Development Authority, Yavapai Regional Medical Center, Series A (RAAI)
5.250%, 08/01/2021	375	397
6.000%, 08/01/2033	100	108
Yuma Industrial Development Authority, Yuma Regional Medical Center, Escrowed to Maturity (MBIA)
5.500%, 08/01/2017 (b)	250	258

		5,873

Housing – 3.7%
Douglas Community Housing Corporation, Rancho La Perilla, Series A (GNMA)
5.900%, 07/20/2020	500	526
6.000%, 07/20/2025	475	498
Phoenix Industrial Development Authority, The Phoenix Authority, Series 1A (FHLMC) (FNMA) (GNMA)
5.875%, 06/01/2016	5	5

		1,029

Lease Revenue – 3.8%
Arizona Game & Fish Department, Administration Building Project (MLO)
4.500%, 07/01/2032	200	194
Nogales Municipal Development Authority (MBIA) (MLO)
4.500%, 06/01/2031	250	251
Peoria Municipal Development Authority (MLO)
5.000%, 07/01/2015	310	337
Pinal County Industrial Development Authority Correctional Facilities Contract, Florence West Prison Project, Series A (ACA) (MLO)
5.000%, 10/01/2016	250	263

		1,045

Miscellaneous – 5.0%
Aleutians East Burough Project, Aleutian Pribilof Islands, Alaska (ACA)
5.500%, 06/01/2036	250	267
Arizona Student Loan Acquisition Authority, Series A (AMT)
5.900%, 05/01/2024	100	106
The accompanying notes are an integral part of the financial statements.
16      First American Funds Semiannual Report 2006

Arizona Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Greater Arizona Infrastructure Development Authority, Series A (MBIA)
5.625%, 08/01/2020	$200	$210
Greater Arizona Infrastructure Development Authority, Series B
5.250%, 08/01/2026	750	796

		1,379

Tax Revenue – 11.2%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, Series 1 (MBIA)
4.500%, 08/01/2025	750	755
Marana, Tangerine Farms Road Improvement District
4.600%, 01/01/2026	250	249
Ohio County, West Virginia, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B
5.625%, 03/01/2036	135	140
Phoenix Civic Improvements, Excise Tax Revenue
5.750%, 07/01/2016	300	317
Queen Creek Improvement District #001
5.000%, 01/01/2020	300	307
Scottsdale Municipal Property Corporation, Excise Tax Revenue, Convertible CABs, Series C (AMBAC)
0.000% through 06/30/2013, thereafter 4.550%, 07/01/2021 (c)	500	374
Tempe, Excise Tax Revenue, Series A, Pre-refunded 07/01/2009 @ 100
5.625%, 07/01/2020 (a)	300	313
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment
5.000%, 02/01/2026	270	281
Yuma Improvement District #68
4.700%, 01/01/2021	365	372

		3,108

Transportation – 5.3%
Arizona State Transportation Highway Board, Series A
5.000%, 07/01/2009	400	413
Phoenix Civic Improvements, Series B (AMT) (FGIC)
5.250%, 07/01/2021	250	262
5.250%, 07/01/2027	750	785

		1,460

Utilities – 14.4%
Cottonwood Water Revenue (XLCA)
5.000%, 07/01/2017	250	270
Gilbert Water Municipal Property Wastewater System & Utility
5.000%, 04/01/2017	375	377
Glendale Water & Sewer Revenue (FGIC)
5.000%, 07/01/2019	1,000	1,079
Mesa Utility System Revenue (FGIC)
4.250%, 07/01/2025	750	737
4.500%, 07/01/2028	635	638
Tucson Water, Series 1994-A (MBIA)
6.250%, 07/01/2016	170	203
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-1 (AMT)
4.900%, 03/01/2028 (d)	400	407
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-2, Mandatory Put 03/01/2008 @ 100 (AMT)
4.450%, 03/01/2028	300	301

		4,012

Total Revenue Bonds		21,890

General Obligations – 14.6%
California State
4.750%, 02/01/2024	100	103
Centerra Community Facilities Distributors
5.500%, 07/15/2029	196	202
Chandler Public & Recreational Improvements
5.800%, 07/01/2018	250	268
Greenlee County School District #18, Morenci
5.000%, 07/01/2012	165	170
Maricopa County Unified School District #48, Scottsdale School Improvement Project 2004, Series B (FSA)
4.750%, 07/01/2018	250	266
Peoria (FGIC)
5.400%, 04/01/2015	100	104
5.000%, 04/01/2018	575	590
5.000%, 04/01/2019	125	128
Phoenix
5.250%, 07/01/2019	350	366
5.250%, 07/01/2020	250	257
5.375%, 07/01/2025	750	789
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	250	266
Tucson
5.500%, 07/01/2018	250	283
Tucson (MBIA)
4.250%, 07/01/2018	250	255

Total General Obligations		4,047

Certificates of Participation – 4.6%
Arizona Board of Regents, Northern Arizona University Projects (AMBAC)
4.500%, 09/01/2030	500	502
Northern Arizona University, Research Projects (AMBAC) (MLO)
5.000%, 09/01/2023	140	149
Pinal County (MLO)
5.000%, 12/01/2014	400	424
Tucson (MBIA) (MLO)
5.500%, 07/01/2015	200	205

Total Certificates of Participation		1,280

Total Municipal Bonds (Cost $26,071)		27,217

First American Funds Semiannual Report 2006       17

Schedule of  Investments continued

Short-Term Investments – 0.6%
Money Market Fund – 0.5%
Federated Arizona Municipal Money Market Fund	131,425	$131

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
5.011%, 01/11/2007 (e)	$35	35

Total Short-Term Investments (Cost $166)		166

Total Investments – 98.7% (Cost $26,237)		27,383

Other Assets and Liabilities, Net – 1.3%		369

Total Net Assets – 100.0%		$27,752

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2006.

(e)	Yield shown is effective yield as of December 31, 2006.

ACA –	American Capital Access

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2006, the aggregate market value of securities subject to AMT was $1,861 which represents 6.7% of total net assets.

FGIC –	Financial Guaranty Insurance Corporation

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

MLO –	Municipal Lease Obligation

RAAI –	Radian Asset Assurance Inc.

XLCA –	XL Capital Assurance Inc.

California Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.2%
Revenue Bonds – 71.1%
Continuing Care Retirement Communities – 4.4%
Association of Bay Area Governments Financial Authority, Odd Fellows Home of California (CMI)
4.950%, 08/15/2007	$500	$504
California Health Facilities Financing Authority, Paradise Valley Estates (CMI)
4.125%, 01/01/2010	500	504
4.375%, 01/01/2012	540	550
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	500	527
La Verne, Brethren Hillcrest Homes, Series B (ACA)
5.600%, 02/15/2033	500	532

		2,617

Education – 9.6%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A
5.800%, 06/01/2008	200	204
California Educational Facilities Authority, Golden Gate University
5.000%, 10/01/2020	505	528
California Educational Facilities Authority, Lutheran University, Series C
4.750%, 10/01/2015	675	703
California Educational Facilities Authority, University of Redlands, Series A
5.000%, 10/01/2020	500	525
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2015	300	325
California Educational Facilities Authority, Woodbury University
4.400%, 01/01/2015	450	452
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
5.650%, 03/01/2007	380	381
5.750%, 03/01/2008	400	406
California State Higher Educational Facilities Authority, Occidental College Project, Pre-refunded 10/01/2007 @ 102 (MBIA)
5.300%, 10/01/2010 (a)	500	517
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B, Partially Escrowed to Maturity
6.000%, 06/01/2010 (b)	495	522
California State Higher Educational Facilities Authority, University of Redlands, Series A, Escrowed to Maturity
5.550%, 06/01/2009 (b)	225	235
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101
5.700%, 06/01/2011 (a)	250	269
5.750%, 06/01/2012 (a)	260	280
California Statewide Communities Development Authority, Viewpoint Schools (ACA)
4.125%, 10/01/2014	405	403

		5,750

The accompanying notes are an integral part of the financial statements.
18      First American Funds Semiannual Report 2006

California Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Healthcare – 14.6%
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	$300	$317
California Health Facilities Financing Authority, Catholic Healthcare West, Series I, Mandatory Put 07/01/2014 @ 100
4.950%, 07/01/2026	450	476
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	1,200	1,235
California Health Facilities Financing Authority, Valleycare Medical Center, Series A (CMI)
4.625%, 05/01/2013	300	309
4.800%, 05/01/2014	715	740
California State Health Facilities Authority, Casa de las Campanas, Series A (CMI)
5.375%, 08/01/2009	250	256
California Statewide Communities Development Authority, Daughters of Charity Health, Series G
5.250%, 07/01/2013	500	531
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 (b)	430	467
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,000	992
California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation (AMBAC)
5.000%, 06/01/2012	150	152
Iowa Hospital Revenue, Washington County Hospital Project
5.000%, 07/01/2014	250	254
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	600	635
Marysville Hospital, Fremont Rideout Health Project, Series A (AMBAC)
5.000%, 01/01/2010	500	517
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de la Concepcion, Series A
5.500%, 11/15/2009	650	676
Rancho Mirage Joint Powers Finance Authority, Eisenhower Medical Center, Series A (MBIA)
5.125%, 07/01/2008	500	511
Turlock California Health Facilities Revenue, Emanuel Medical Center (MLO)
5.000%, 10/15/2024	700	722

		8,790

Housing – 3.5%
Association of Bay Area Governments Financial Authority, Archstone Redwood Housing Project, Series A
5.300%, 10/01/2008	500	509
Aztec Shops, California State Auxiliary Organization, San Diego State University
5.400%, 09/01/2011	1,035	1,089
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series D (AMT) (FNMA) (GNMA)
5.250%, 06/01/2010	10	10
California Statewide Communities Development Authority, Equity Residential, Series B, Mandatory Put 06/15/2009 @ 100
5.200%, 12/01/2029	500	515

		2,123

Lease Revenue – 8.6%
California State Public Works Board, California Community Colleges, Series A (MLO)
4.875%, 12/01/2018	200	206
California State Public Works Board, Department of Corrections & Rehabilitation, Series F (FGIC)(MLO)
5.000%, 11/01/2016	1,750	1,919
California State Public Works Board, Department of Health Services (MBIA) (MLO)
5.200%, 11/01/2012	500	526
California State Public Works Board, Department of Mental Health (MLO)
5.500%, 06/01/2016	540	599
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A (FSA) (MLO)
0.000% through 05/31/2010, thereafter 4.550%, 06/01/2022 (c)	150	131
Lincoln Public Financing Authority, Lease Revenue, City Hall Project (AMBAC)(MLO)
4.250%, 08/01/2017	155	159
Los Angeles Community Redevelopment Agency, Lease Revenue, Manchester Social Services Project (AMBAC) (MLO)
5.000%, 09/01/2016	1,500	1,630

		5,170

Miscellaneous – 5.1%
California Infrastructure & Economic Development, Salvation Army Western (AMBAC)
4.000%, 09/01/2018	1,000	1,002
Children’s Trust Fund, Puerto Rico Tobacco Settlement Issue, Escrowed to Maturity
5.000%, 07/01/2008 (b)	250	256
Golden West Schools Financing Authority, Series A (MBIA)
5.700%, 02/01/2013	720	801
5.750%, 02/01/2014	520	587
Golden West Schools Financing Authority, Series A, Zero Coupon Bond (MBIA)
3.780%, 02/01/2012 (d)	535	442

		3,088

Recreational Facility Authority – 0.9%
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 (a)	500	563

First American Funds Semiannual Report 2006       19

Schedule of  Investments continued

California Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Tax Revenue – 11.3%
Antioch Area Public Facilities Financing Agency, Special Tax, Community Facilities District #1989-1 (AMBAC)
4.000%, 08/01/2018	$1,365	$1,372
Dinuba Redevelopment Agency, Tax Allocation, Merged City Redevelopment Project #2 (AMBAC)
4.250%, 09/01/2015	275	284
Long Beach Community Facilities District #5, Towne Center Special Tax
6.100%, 10/01/2012	165	169
Manteca Redevelopment Agency, Tax Allocation, Sub-Amended Merged Project Area (XLCA)
4.000%, 10/01/2019	605	596
Murrieta Community Facilities District #2, The Oaks Area
5.750%, 09/01/2020	250	266
Norco, Special Tax, Community Facilities District #97-1 (AGTY)
4.500%, 10/01/2016	260	271
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A (MBIA)
4.750%, 10/01/2013	655	697
4.400%, 10/01/2018	250	258
Poway Unified School District, Special Tax, Community Facilities District #6-4
5.000%, 09/01/2023	400	405
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	500	534
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North Redevelopment Project, Series B (RAAI)
4.000%, 08/01/2012	295	297
4.100%, 08/01/2014	325	328
4.250%, 08/01/2016	250	253
Shafter Community Development Agency, Tax Allocation Revenue, Community Development Project Area #1, Series A (FSA)
4.250%, 11/01/2017	180	185
Southern California Logistics Airport Authority (XLCA)
4.250%, 12/01/2018	285	289
Upland Community Redevelopment Agency, Tax Allocation, Merged Project, Series A (AMBAC)
4.250%, 09/01/2015	190	197
4.250%, 09/01/2016	195	201
4.000%, 09/01/2019	220	218

		6,820

Transportation – 2.8%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
3.905%, 10/01/2014 (d)	1,000	741
San Francisco City & County International Airports Commission, Second Series, Issue 25 (AMT) (FSA)
5.500%, 05/01/2008	500	512
San Francisco City & County International Airports Commission, SFO Fuel, Series A (AMT) (FSA)
5.250%, 01/01/2007	450	450

		1,703

Utilities – 10.3%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects (FGIC)
5.000%, 11/01/2020	1,025	1,110
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	750	748
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AMT) (AGTY)
5.000%, 07/01/2027	250	258
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company, Series A, Mandatory Put 04/01/2013 @ 100 (XLCA)
4.100%, 04/01/2028	500	512
California Statewide Communities Development Authority, Water Revenue, Series B (FSA)
4.250%, 10/01/2017	635	653
Chino Basin Regional Financing Authority, Inland Empire Utility Agency Sewer Project, Pre-refunded 11/01/2009 @ 101 (MBIA)
5.200%, 11/01/2011 (a)	405	428
Imperial, Wastewater Treatment Facility (FGIC)
5.000%, 10/15/2020	1,000	1,058
Metropolitan Water District of Southern California, Series B, Pre-refunded 01/01/2007 @ 102 (MBIA)
4.875%, 07/01/2010 (a)	190	194
Richmond Wastewater Systems, Pre-refunded 08/01/2009 @ 102 (FGIC)
5.200%, 08/01/2011 (a)	500	531
Signal Hill, Water Revenue (MBIA)
4.375%, 11/01/2018	345	357
Whittier Utility Authority (MBIA)
4.400%, 06/01/2017	305	313
4.500%, 06/01/2018	65	67

		6,229

Total Revenue Bonds		42,853

General Obligations – 19.1%
Alisal Union School District, Series C, Zero Coupon Bond (FGIC)
3.593%, 08/01/2008 (d)	860	813
Baldwin Park Unified School District Election 2002, Zero Coupon Bond (AMBAC)
4.490%, 08/01/2020 (d)	1,000	542
The accompanying notes are an integral part of the financial statements.
20      First American Funds Semiannual Report 2006

California Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

California State
5.000%, 02/01/2017	$1,000	$1,066
5.125%, 04/01/2024	500	533
California State, Water Reservoir Development, Series Q
4.750%, 03/01/2020	200	200
Chabot-Las Positas Community College District, Election of 2004-B, Zero Coupon Bond (AMBAC)
4.370%, 08/01/2019 (d)	400	230
Foothill-De Anza Community College District
6.000%, 08/01/2011	300	327
Fresno Unified School District, Series A (MBIA)
6.050%, 08/01/2011	500	551
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 02/01/2014	300	348
Los Angeles Unified School District Election of 2005, Series C (AMBAC)
5.000%, 07/01/2015	1,000	1,094
Pomona Unified School District, Series A (MBIA)
6.150%, 08/01/2015	500	566
Puerto Rico Commonwealth, Series B (FSA)
6.500%, 07/01/2015	1,000	1,199
Roseville Joint Union High School District, Election of 2004, Series B (FGIC)
5.000%, 08/01/2018	550	597
Roseville Joint Union High School District, Series E
5.200%, 08/01/2020	600	634
San Diego Community College, District Election of 2002 (FSA)
5.000%, 05/01/2019	1,000	1,080
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
4.130%, 09/01/2017 (d)	1,000	646
Walnut Valley Unified School District, Series A, Pre-refunded 08/01/2010 @ 102 (FSA)
5.000%, 08/01/2012 (a)	255	273
West Covina Unified School District, Series A (MBIA)
5.350%, 02/01/2020	770	845

Total General Obligations		11,544
Certificates of Participation – 8.0%
Bakersfield Convention Center Expansion Project, Pre-refunded 04/01/2007 @ 101 (MBIA) (MLO)
5.500%, 04/01/2010 (a)	250	254
California Special Districts Association Financial Corporation, Vector Control District, Series TT (XLCA) (MLO)
4.000%, 06/01/2015	190	193
4.000%, 06/01/2016	195	198
Cawelo Water District (AMBAC) (MLO)
4.375%, 03/01/2024	400	400
Grossmont Unified High School District, Pre-refunded 09/01/2008 @ 102 (FSA) (MLO)
5.400%, 09/01/2013 (a)	300	315
Kern County Board of Education, Series A (MBIA) (MLO)
4.300%, 06/01/2016	500	518
Kern County Board of Education, Series A (MBIA) (MLO)
5.200%, 05/01/2012	325	338
Kern County Board of Education, Series A, Pre-refunded 05/01/2008 @ 102 (MBIA) (MLO)
5.200%, 05/01/2012 (a)	580	604
Los Angeles County Schools, Regionalized Business Services Financing Project, Series A (MLO)
5.000%, 09/01/2008	200	204
Los Angeles, Sonnenblick Del Rio, West Los Angeles (AMBAC) (MLO)
5.375%, 11/01/2010	405	421
Paradise Unified School District, Measure M Project, Series A (AMBAC) (MLO)
5.250%, 09/01/2007	300	303
Poway California (MLO)
4.500%, 08/01/2016	585	613
Travis Unified School District (FGIC) (MLO)
4.500%, 09/01/2016	425	447

Total Certificates of Participation		4,808

Total Municipal Bonds (Cost $57,291)		59,205

Short-Term Investment – 0.9%
Blackrock Liquidity Funds (Cost $558)	557,899	558

Total Investments – 99.1% (Cost $57,849)		59,763

Other Assets and Liabilities, Net – 0.9%		521

Total Net Assets – 100.0%		$60,284

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2006.

ACA –	American Capital Access

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2006, the aggregate market value of securities subject to the AMT was $1,978 or 3.3% of total net assets.

CMI –	California Mortgage Insurance Program

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

MLO –	Municipal Lease Obligation

RAAI –	Radian Asset Assurance Inc.

XLCA –	XL Capital Assurance Inc.
First American Funds Semiannual Report 2006       21

Schedule of  Investments continued

California Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 96.7%
Revenue Bonds – 81.7%
Continuing Care Retirement Community – 0.7%
Association of Bay Area Governments Finance Authority, Lincoln Glen Manor Senior Citizens (CMI)
6.100%, 02/15/2025	$250	$257

Education – 13.8%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A
5.900%, 06/01/2010	200	210
California Educational Facilities Authority, University of Redlands, Series A
5.000%, 10/01/2020	500	525
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2030	1,000	1,050
California Educational Facilities Authority, Woodbury University
4.500%, 01/01/2016	470	475
California Municipal Financing Authority, Education Revenue, American Heritage Education Foundation Project, Series A
5.250%, 06/01/2026	400	419
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
6.750%, 03/01/2019	380	408
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B, Partially Pre-refunded 06/01/2010 @ 101
6.625%, 06/01/2020 (a)	215	232
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101
5.950%, 06/01/2015 (a)	310	336
California State University Foundation, Monterey Bay, Pre-refunded 06/01/2011 @ 100 (MBIA)
5.300%, 06/01/2022 (a)	500	536
University of California, Series K, Pre-refunded 09/01/2008 @ 101
5.000%, 09/01/2020 (a)	1,000	1,034

		5,225

Healthcare – 11.2%
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	50	53
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
5.000%, 11/15/2015	500	532
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	560	576
California Statewide Communities Development Authority, Adventist Health, Series A
5.000%, 03/01/2030	300	311
California Statewide Communities Development Authority, Daughters of Charity Healthcare, Series A
5.250%, 07/01/2030	100	105
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 (b)	215	234
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	400	397
California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation (AMBAC)
5.000%, 06/01/2012	350	355
California Statewide Communities Development Authority, Redlands Community Hospital, Series A (RAAI)
5.000%, 04/01/2015	500	534
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	400	423
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de La Concepcion, Series A
5.500%, 11/15/2008	400	411
Turlock California Health Facilities Revenue, Emanuel Medical Center (MLO)
5.000%, 10/15/2024	300	309

		4,240

Housing – 5.9%
Aztec Shops, California State Auxiliary Organization, San Diego University
5.200%, 09/01/2008	455	463
California State Department of Veterans Affairs, Series C (AMT)
5.500%, 12/01/2019	180	190
California State Housing Finance Agency, Single Family Mortgage, Series B (AMT) (FNMA) (GNMA)
5.650%, 06/01/2010	5	5
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/2008 @ 100
5.250%, 06/01/2029	500	507
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.150%, 12/01/2031	1,000	1,046

		2,211

Lease Revenue – 7.9%
California State Public Works Board, California Community Colleges, Series B (MLO)
5.500%, 06/01/2019	1,035	1,146
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A (FSA) (MLO)
0.000% through 05/31/2010, thereafter
4.550%, 06/01/2022 (c)	1,250	1,094
Los Angeles Community Redevelopment Agency, Lease Revenue, Manchester Social Services Project (AMBAC) (MLO)
5.000%, 09/01/2016	700	761

		3,001

The accompanying notes are an integral part of the financial statements.
22      First American Funds Semiannual Report 2006

California Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Miscellaneous – 10.6%
California Infrastructure & Economic Development, Salvation Army Western (AMBAC)
4.000%, 09/01/2018	$680	$681
Golden West Schools Financing Authority, Glendora Unified School District (MBIA)
5.500%, 09/01/2019	910	1,048
Golden West Schools Financing Authority, Series A (MBIA)
5.750%, 02/01/2014	250	282
5.800%, 08/01/2022	320	386
5.800%, 08/01/2023	345	418
Sacramento City Financing Authority, Pre-refunded 06/01/2010 @ 101 (MLO)
5.400%, 06/01/2018 (a)	455	487
5.500%, 06/01/2023 (a)	645	692

		3,994

Recreational Facility Authority – 1.5%
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 (a)	500	563

Tax Revenue – 17.3%
Grass Valley Community Redevelopment Agency, Tax Allocation
6.400%, 12/01/2034	400	424
Irvine Unified School District Financing Authority, Special Tax Group II, Series A
5.000%, 09/01/2026	225	226
Long Beach Community Facilities District #5, Towne Center Special Tax
6.100%, 10/01/2012	250	256
Los Angeles
5.625%, 03/01/2019	200	213
Los Angeles County Community Facilities District #3, Special Tax, Series A (AMBAC)
5.250%, 09/01/2018	715	752
Murrieta Community Facilities District #2, The Oaks Area
5.750%, 09/01/2020	125	133
Norco, Special Tax, Community Facilities District #97-1 (AGTY)
4.875%, 10/01/2030	500	516
Ohio County, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B
5.625%, 03/01/2036	155	161
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A (MBIA)
5.000%, 10/01/2029	1,000	1,063
Poway Unified School District, Special Tax, Community Facilities District #6-4
5.000%, 09/01/2023	250	253
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	350	374
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North Redevelopment Project, Series B (RAAI)
4.300%, 08/01/2017	365	369
4.375%, 08/01/2018	380	384
San Jose Redevelopment Agency, Tax Allocation, Merged Area Redevelopment Project, Series C (MBIA)
4.250%, 08/01/2030	1,000	951
Solana Beach Public Financing Authority, Assessment Revenue
5.000%, 09/02/2026	100	100
Stockton Public Financing Revenue, Assessment Districts, Senior Lien, Series A (RAAI)
4.375%, 09/02/2020	365	363

		6,538

Transportation – 1.0%
Puerto Rico Commonwealth Highway & Transportation Authority, Series X (MBIA)
5.500%, 07/01/2015	100	113
San Francisco Airport Commission, SFO Fuel Company (AMT) (FSA)
5.625%, 01/01/2012	250	259

		372

Utilities – 11.8%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects (FGIC)
5.000%, 11/01/2023	1,190	1,279
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series A-2 (AMT)
5.400%, 04/01/2025	500	532
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AMT) (AGTY)
5.000%, 07/01/2027	250	258
California State, Pre-refunded 10/01/2010 @ 100
5.250%, 10/01/2019 (a)	460	487
5.250%, 10/01/2019 (a)	35	37
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company, Series C, Mandatory Put 11/01/2016 @ 100 (FGIC)
4.250%, 11/01/2033	500	517
Compton Sewer Authority (MBIA)
5.375%, 09/01/2023	1,150	1,203
South Bayside Waste Management Authority (AMBAC)
5.750%, 03/01/2020	150	159

		4,472

Total Revenue Bonds		30,873
General Obligations – 10.8%
Acalanes Unified High School District, Zero Coupon Bond, Pre-refunded 08/01/2010 @ 70.92 (FGIC)
3.680%, 08/01/2016 (a) (d)	700	436
California State
5.250%, 10/01/2019	105	110
5.000%, 02/01/2024	700	734
Glendora Unified School District, Series A, Pre-refunded 09/01/2010 @ 101 (FSA)
5.350%, 09/01/2020 (a)	340	364
First American Funds Semiannual Report 2006       23

Schedule of  Investments continued

California Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 08/01/2020	$460	$569
Pomona Unified School District, Series A (MBIA)
5.950%, 02/01/2017	855	1,007
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	200	213
Puerto Rico Commonwealth, Public Improvements, Series A (FGIC)
5.500%, 07/01/2019	200	231
Sacramento Unified School District, Series A, Pre-refunded 07/01/2009 @ 102
5.750%, 07/01/2017 (a)	400	429

Total General Obligations		4,093

Certificates of Participation – 4.2%
Cawelo Water District (AMBAC) (MLO)
4.375%, 03/01/2024	300	300
Escondido, Series A (FGIC) (MLO)
5.625%, 09/01/2020	300	322
Los Angeles, Sonnenblick del Rio Senior Lien (AMBAC) (MLO)
6.000%, 11/01/2019	330	360
Ridgecrest Civic Center Project, Pre-refunded 03/01/2009 @ 101 (MLO)
6.250%, 03/01/2021 (a)	250	266
West Kern County Water District, Pre-refunded 06/01/2010 @ 101 (MLO)
5.200%, 06/01/2014 (a)	320	339

Total Certificates of Participation		1,587

Total Municipal Bonds (Cost $34,888)		36,553

Short-Term Investments – 1.0%
Money Market Fund – 1.0%
Blackrock Liquidity Funds	362,008	362

U.S. Treasury Obligation – 0.0%
U.S. Treasury Bill
5.040%, 01/11/2007 (e)	$10	10

Total Short-Term Investments (Cost $372)		372

Total Investments – 97.7% (Cost $35,260)		36,925

Other Assets and Liabilities, Net – 2.3%		873

Total Net Assets – 100.0%		$37,798

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2006.

(e)	Yield shown is effective yield as of December 31, 2006.

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2006, the aggregate market value of securities subject to the AMT was $2,290 or 6.1% of total net assets.

CMI –	California Mortgage Insurance Program

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

MLO –	Municipal Lease Obligation

RAAI –	Radian Asset Assurance Inc.
The accompanying notes are an integral part of the financial statements.
24      First American Funds Semiannual Report 2006

Colorado Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.6%
Revenue Bonds – 73.2%
Continuing Care Retirement Communities – 1.9%
Colorado State Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	$250	$257
Colorado State Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	522

		779

Education – 5.1%
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Project, Series A (CIFG)
4.000%, 06/15/2017	200	200
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Escrowed to Maturity
6.250%, 09/15/2011 (a)	280	294
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (a)	605	644
Colorado State Educational & Cultural Facilities Authority, Core Knowledge Charter School, Pre-refunded 11/01/2009 @ 100
6.850%, 11/01/2016 (b)	440	477
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project
4.500%, 11/01/2015	550	540

		2,155

Healthcare – 23.3%
Colorado State Health Facilities Authority, Adventist Health, Sunbelt, Series E
5.000%, 11/15/2012	500	526
Colorado State Health Facilities Authority, Boulder Hospital (MBIA)
5.000%, 10/01/2010	500	522
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A, Escrowed to Maturity
5.000%, 03/01/2012 (a)	500	530
Colorado State Health Facilities Authority, Evangelical Lutheran Project, Series A
4.200%, 06/01/2013	200	200
Colorado State Health Facilities Authority, Evangelical Lutheran Project
5.000%, 06/01/2016	250	264
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
5.250%, 12/01/2013	860	926
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project
5.375%, 01/01/2016	700	711
Colorado State Health Facilities Authority, Parkview Medical Center
5.500%, 09/01/2007	250	253
5.750%, 09/01/2008	250	257
5.500%, 09/01/2009	500	518
Colorado State Health Facilities Authority, Steamboat Springs Health Project
5.300%, 09/15/2009	160	161
Colorado State Health Facilities Authority, The Devereux Foundation (RAAI)
4.200%, 11/01/2013	80	81
Colorado State Health Facilities Authority, Vail Valley Medical Center Project
5.000%, 01/15/2013	300	313
5.750%, 01/15/2022	800	850
Colorado State Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	165	173
5.000%, 05/15/2013	500	528
Colorado State Health Facilities Authority, Evangelical Lutheran
6.900%, 12/01/2025	135	150
Colorado State Health Facilities Authority, Evangelical Lutheran, Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 (b)	215	243
Delta County Memorial Hospital District
5.350%, 09/01/2017	500	519
La Junta County Hospital, Arkansas Valley Regional Medical Center Project
5.400%, 04/01/2008	335	338
5.500%, 04/01/2009	355	361
Montrose Memorial Hospital
5.300%, 12/01/2013	260	271
5.450%, 12/01/2014	390	411
University of Colorado Hospital Authority
5.000%, 11/15/2014	300	310
Washington County Iowa Hospital, Washington County Hospital Project
5.125%, 07/01/2016	350	359

		9,775

Miscellaneous – 6.5%
Colorado Educational & Cultural Facilities Authority, Colorado Public Radio
4.800%, 07/01/2009	250	253
4.900%, 07/01/2010	265	271
Colorado Educational & Cultural Facilities Authority, National Conference of State Legislatures
5.250%, 06/01/2013	700	736
Colorado Educational & Cultural Facilities Authority, Frontier Academy (CIFG)
4.000%, 06/01/2015	565	568
Denver City & County, Helen G. Bonfils Foundation Project, Series B
5.125%, 12/01/2017	900	909

		2,737

Recreational Facility Authority – 0.5%
Hyland Hills Metropolitan Park & Recreation District, Series A
6.100%, 12/15/2009	210	214

Revolving Fund – 0.1%
Colorado Water Resource & Power Development Authority, Small Water Resources, Series A (FGIC)
5.700%, 11/01/2015	55	59

First American Funds Semiannual Report 2006       25

Schedule of  Investments continued

Colorado Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Tax Revenue – 5.8%
Caldwell Idaho Urban Renewal Agency Revenue, Series A (RAAI)
4.000%, 03/01/2018	$560	$546
Larimer County Sales & Use Tax (AMBAC)
5.000%, 12/15/2010	460	483
Longmont Sales & Use Tax, Pre-refunded 11/15/2010 @ 100
5.500%, 11/15/2015 (b)	500	533
Superior Open Space Sales & Use Tax
4.500%, 06/01/2013	100	101
4.600%, 06/01/2014	225	229
Westminster Sales & Use Tax, Series A (FGIC)
5.250%, 12/01/2011	500	517

		2,409

Transportation – 16.9%
Colorado Department of Transportation (AMBAC)
6.000%, 06/15/2010	1,000	1,076
E-470 Public Highway Authority, Series B, Zero Coupon Bond (MBIA)
4.150%, 09/01/2017 (c)	1,575	1,016
4.260%, 09/01/2019 (c)	960	563
4.360%, 09/01/2022 (c)	1,000	509
E-470 Public Highway Authority, Series C, Convertible CABs (MBIA)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 (d)	500	431
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	200	203
Northwest Parkway Public Highway Authority, Convertible CABs (FSA)
0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014 (d)	750	654
Northwest Parkway Public Highway Authority, Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 (d)	2,000	1,761
Northwest Parkway Public Highway Authority, Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.350%, 06/15/2016 (d)	1,000	891

		7,104

Utilities – 13.1%
Arapahoe County Water & Wastewater Authority, Escrowed to Maturity
5.750%, 12/01/2008 (a)	160	166
Arapahoe County Water & Wastewater Authority, Pre-refunded 12/01/2009 @ 100
6.000%, 12/01/2011 (b)	185	197
Boulder Water & Sewer
5.750%, 12/01/2010	1,545	1,664
Broomfield Water Activity Enterprise (MBIA)
5.500%, 12/01/2017	500	536
Colorado Water Resource & Power Development Authority, Small Water Resources, Series A, Pre-refunded 11/01/2010 @ 100 (FGIC)
5.700%, 11/01/2015 (b)	45	48
Denver City & County Wastewater (FGIC)
5.250%, 11/01/2017	1,260	1,353
Inverness Water & Sanitation District, Arapahoe & Douglas Counties, Series A (RAAI)
4.250%, 12/01/2016	600	612
Platte River Power Authority, Series DD (MBIA)
5.375%, 06/01/2017	875	898

		5,474

Total Revenue Bonds		30,706

General Obligations – 20.1%
Arapahoe County School District #5, Cherry Creek, Pre-refunded 12/15/2009 @ 100 (STAID)
5.500%, 12/15/2011 (b)	1,000	1,053
Cordillera Metropolitan School District, Eagle County (RAAI)
5.000%, 12/01/2013	620	657
Denver West Metropolitan School District
4.125%, 12/01/2014	150	148
4.200%, 12/01/2015	480	472
Douglas County School District #RE-1, Douglas & Elbert Counties, Series B, Zero Coupon Bond (FSA) (STAID)
4.009%, 12/15/2015 (c)	585	410
Garfield County School District #RE-2 (FSA) (STAID)
5.250%, 12/01/2019	1,530	1,644
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	900	917
Jefferson County School District #R-001 (MBIA) (STAID)
6.250%, 12/15/2009	1,000	1,073
SBC Metropolitan School District (ACA)
4.250%, 12/01/2015	445	440
West Metro Fire Protection District, Series A (MBIA)
4.750%, 12/01/2014	335	358
Westglenn Metropolitan District
6.000%, 12/01/2014	1,220	1,270

Total General Obligations		8,442

Certificates of Participation – 5.3%
Aims Junior College (MBIA) (MLO)
4.000%, 12/15/2011	500	507
4.100%, 12/15/2017	525	529
Garfield County Building Corporation (AMBAC) (MLO)
5.300%, 12/01/2011	400	420
Glendale (MLO) (XLCA)
4.500%, 12/01/2017	200	208
Pueblo County, Capital Construction (MLO)
4.400%, 12/01/2016	410	410
Snowmass Village (FSA) (MLO)
4.000%, 12/01/2017	150	150

Total Certificates of Participation		2,224

Total Municipal Bonds (Cost $39,474)		41,372

The accompanying notes are an integral part of the financial statements.
26      First American Funds Semiannual Report 2006

Colorado Intermediate Tax Free Fund (concluded)
DESCRIPTION	SHARES	VALUE

Short-Term Investment – 1.3%
First American Tax Free Obligations Fund, Class Z (e)
(Cost $558)	558,587	$558

Total Investments – 99.9% (Cost $40,032)		41,930

Other Assets and Liabilities, Net – 0.1%		36

Total Net Assets – 100.0%		$41,966

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2006.

(d)	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

ACA –	American Capital Access

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2006, the aggregate market value of securities subject to the AMT was $203, which represents 0.5% of net assets.

CIFG –	CDC IXIS Financial Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FSA –	Financial Security Assurance

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

MLO –	Municipal Lease Obligation

RAAI –	Radian Asset Assurance Inc.

STAID –	State Aid Withholding

XLCA –	XL Capital Assurance Inc.

Colorado Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.8%
Revenue Bonds – 78.5%
Continuing Care Retirement Communities – 5.8%
Colorado Health Facilities, Christian Living Communities, Series A
5.750%, 01/01/2026	$100	$105
Colorado State Health Facilities Authority, Covenant Retirement Communities
5.250%, 12/01/2025	200	209
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	350	382
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	106
North Carolina Community Health Care Facilities, Presbyterian Homes
5.400%, 10/01/2027	220	228
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	325	335

		1,365

Education – 6.4%
Colorado Educational & Cultural Facilities Authority, Academy Charter School Project, Series A
4.625%, 12/15/2028	330	331
Colorado State Board of Agriculture, Auxiliary Facility Systems (AMBAC)
5.125%, 03/01/2017	200	202
Colorado State Educational & Cultural Facilities Authority, Ave Marie School Project (RAAI)
6.000%, 12/01/2016	200	214
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (a)	425	452
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project
4.500%, 11/01/2015	300	295

		1,494

Healthcare – 24.8%
Boulder County Longmont United Hospital Project (RAAI)
5.300%, 12/01/2010	330	347
Colorado Health Facilities, Catholic Heath Initiatives, Series A
5.000%, 09/01/2026	250	263
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A
5.250%, 06/01/2034	230	240
Colorado State Health Facilities Authority, Evangelical Lutheran Project
5.000%, 06/01/2016	300	317
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.625%, 12/01/2024	325	327
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project
5.375%, 01/01/2016	300	305
First American Funds Semiannual Report 2006       27

Schedule of  Investments continued

Colorado Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Colorado State Health Facilities Authority, Parkview Medical Center
5.600%, 09/01/2011	$300	$319
Colorado State Health Facilities Authority, Portercare Adventist Project, Pre-refunded 11/15/2011 @ 101
6.500%, 11/15/2023 (b)	600	678
Colorado State Health Facilities Authority, Poudre Valley Health Care, Series F
5.000%, 03/01/2025	350	361
Colorado State Health Facilities Authority, Steamboat Springs Health Project
5.300%, 09/15/2009	155	156
Colorado State Health Facilities Authority, Vail Valley Medical Center
5.000%, 01/15/2020	250	261
5.800%, 01/15/2027	500	531
Colorado State Health Facilities Authority, Evangelical Lutheran
6.900%, 12/01/2025	60	67
Colorado State Health Facilities Authority, Evangelical Lutheran, Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 (b)	90	102
Delta County Memorial Hospital District
5.350%, 09/01/2017	220	228
Halifax Medical Center, Florida Hospital Revenue, Series A
5.000%, 06/01/2038	325	332
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	100	101
Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	225	233
La Junta, Arkansas Valley Regional Medical Center Project
6.100%, 04/01/2024	100	104
Montrose Memorial Hospital
6.375%, 12/01/2023	130	146
New Hampshire Health & Educational Facilities Authority, The Memorial Hospital
5.250%, 06/01/2036	100	104
University of Alabama at Birmingham, Hospital Revenue, Series A
4.500%, 09/01/2031	250	248

		5,770

Housing – 4.1%
Burlingame Housing, Multifamily Revenue, Housing Project (MBIA)
4.500%, 11/01/2029	750	753
Colorado State Housing & Finance Authority, Multifamily Project, Class I, Series B-4
5.900%, 04/01/2031	100	104
Colorado State Housing & Finance Authority, Series E-2 (AMT)
7.000%, 02/01/2030	50	52
Colorado State Housing & Finance Authority, Single Family Housing Program, Series A-2 (AMT)
7.450%, 10/01/2016	5	5
Colorado State Housing & Finance Authority, Single Family Housing Program, Series B-2 (AMT)
7.100%, 04/01/2017	30	31

		945

Lease Revenue – 2.1%
Lakeville Minnesota Housing & Redevelopment Authority, Ice Arena Project
4.625%, 02/01/2032	500	494

Miscellaneous – 4.7%
Aleutians East Burough Project, Aleutian Pribilof Islands, Alaska (ACA)
5.500%, 06/01/2036	200	213
Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures
5.250%, 06/01/2021	750	781
Denver City & County, Helen G. Bonfils Foundation Project, Series B
5.125%, 12/01/2017	100	101

		1,095

Recreational Facility Authority – 2.1%
Denver Convention Center, Hotel Authority Revenue (XLCA)
4.500%, 12/01/2025	500	502

Tax Revenue – 5.1%
Douglas County Sales & Use Tax Revenue (FSA)
5.625%, 10/15/2020	200	213
Larimer County Sales & Use Tax (AMBAC)
5.625%, 12/15/2018	100	107
Mountain Village Metropolitan District, San Miguel County (MBIA)
5.200%, 12/01/2017	200	204
Ohio County, West Virginia, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B
5.625%, 03/01/2036	100	104
Superior Open Space Sales & Use Tax
5.000%, 06/01/2026	330	339
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment
5.000%, 02/01/2026	210	218

		1,185

Transportation – 13.6%
Denver City & County Airport, Series E (MBIA)
5.250%, 11/15/2023	500	511
E-470 Public Highway Authority, Series A (MBIA)
5.000%, 09/01/2018	500	542
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	110	112
Northwest Parkway Public Highway Authority, Convertible CABs (FSA)
0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014 (c)	750	654
Northwest Parkway Public Highway Authority, Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 (c)	500	440
The accompanying notes are an integral part of the financial statements.
28      First American Funds Semiannual Report 2006

Colorado Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Northwest Parkway Public Highway Authority, Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.700%, 06/15/2021 (c)	$1,000	$901

		3,160

Utilities – 9.8%
Arapahoe County Water & Wastewater (MBIA) (MLO)
5.000%, 12/01/2026	250	263
Boulder Water & Sewer
5.700%, 12/01/2019	300	320
Broomfield Water Activity Enterprise (MBIA)
5.500%, 12/01/2019	400	428
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	250	276
Fort Collins Wastewater Utility Enterprise (FSA)
5.500%, 12/01/2020	300	319
Inver Grove Heights, Minnesota, Nursing Home Revenue, Presbyterian Homes Care
5.375%, 10/01/2026	150	152
Platte River Power Authority, Series DD (MBIA)
5.375%, 06/01/2017	500	513

		2,271

Total Revenue Bonds		18,281

General Obligations – 9.2%
Antelope Water System
4.875%, 12/01/2025	175	177
Boulder Open Space Acquisition
5.450%, 08/15/2016	350	370
Castlewood Ranch (XLCA)
4.250%, 12/01/2029	350	338
Douglas County School District #RE1, Douglas & Elbert Counties, Series B (STAID)
5.000%, 12/15/2015	200	219
El Paso County School District #49, Falcon, Series A, Pre-refunded 12/01/2009 @ 105 (FSA) (STAID)
6.000%, 12/01/2018 (b)	200	222
Highlands Ranch Metropolitan School District #2 (FSA)
5.000%, 06/15/2016	20	20
Midcities Metropolitan School District #2 (RAAI)
5.125%, 12/01/2030	200	212
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	200	213
SBC Metropolitan District (ACA)
5.000%, 12/01/2025	115	119
Vista Ridge Metropolitan School District, Limited Tax, Series A (RAAI)
4.500%, 12/01/2031	250	242

Total General Obligations		2,132
Certificates of Participation – 11.1%
Arapahoe County Building Finance Authority, Pre-refunded 02/15/2010 @ 100 (AMBAC) (MLO)
5.250%, 02/15/2021 (b)	200	209
Broomfield County Open Space Park & Recreation Facilities (AMBAC) (MLO)
5.500%, 12/01/2020	800	848
Broomfield County, Westminster Open Space Foundation
4.625%, 12/01/2025	330	335
Colorado Springs Old City Hall Project (FSA) (MLO)
5.500%, 12/01/2017	200	212
5.500%, 12/01/2020	200	212
Garfield County, Pre-refunded 12/01/2009 @ 101 (AMBAC) (MLO)
5.750%, 12/01/2019 (b)	300	320
Pueblo County, Capital Construction (MLO)
5.000%, 12/01/2024	200	209
Snowmass Village (FSA)
4.250%, 12/01/2026	250	243

Total Certificates of Participation		2,588

Total Municipal Bonds (Cost $21,736)		23,001

Short-Term Investments – 0.7%
Money Market Fund – 0.6%
First American Tax Free Obligations Fund, Class Z (d)	142,094	142

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
5.012%, 01/11/2007(e)	$25	25

Total Short Term Investments (Cost $167)		167

Total Investments – 99.5% (Cost $21,903)		23,168

Other Assets and Liabilities, Net – 0.5%		116

Total Net Assets – 100.0%		$23,284

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(c)	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(e)	Yield shown is effective yield as of December 31, 2006.

ACA –	American Capital Access

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2006, the aggregate market value of securities subject to the AMT was $476, which represents 2.0% of net assets.

FSA –	Financial Security Assurance

MBIA –	Municipal Bond Insurance Association

MLO –	Municipal Lease Obligation

RAAI –	Radian Asset Assurance Inc.

STAID –	State Aid Withholding

XLCA –	XL Capital Assurance Inc.
First American Funds Semiannual Report 2006       29

Schedule of  Investments continued

Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 100.1%
Alabama – 1.3%
Revenue Bonds – 1.3%
Alabama State Docks Department, Pre-refunded 10/01/2008 @ 102 (MBIA)
5.250%, 10/01/2010 (a)	$3,000	$3,140
Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project, Escrowed to Maturity
8.000%, 07/01/2011 (b)	1,400	1,540
Health Care Authority for Baptist Health, Series D
5.000%, 11/15/2015	800	840
Montgomery BMC Special Care Facilities Finance Authority, Baptist Health, Convertible CABs, Series A-2, Pre-refunded 11/15/2014 @ 100 (MBIA)
0.000% through 11/15/2007,
thereafter 5.000%, 11/15/2016 (a) (c)	2,000	2,058
University of Alabama at Birmingham, Hospital Revenue, Series A
4.000%, 09/01/2016	500	490

		8,068

Alaska – 0.1%
Revenue Bond – 0.1%
Aleutians East Burough Project, Aleutian Pribilof Islands (ACA)
4.375%, 06/01/2015	400	400

Arizona – 2.3%
Revenue Bonds – 1.9%
Arizona Game & Fish Department, AGF Administration Building Project (MLO)
4.500%, 07/01/2015	250	257
4.125%, 07/01/2017	365	359
Arizona Health Facilities Authority, The Terraces Project, Series A
7.500%, 11/15/2023	3,300	3,727
Phoenix Street & Highway User
6.500%, 07/01/2009	180	182
6.250%, 07/01/2011	900	909
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,318
Tucson Airport Authority (FSA)
5.000%, 06/01/2013	3,760	4,013
Tucson Water Revenue (MBIA)
4.000%, 07/01/2017	1,250	1,255

		12,020

General Obligations – 0.4%
Maricopa County School District #69, Paradise Valley (MBIA)
5.300%, 07/01/2011	1,000	1,068
Maricopa County Unified School District #48, Scottsdale School Improvement Project 2004, Series B (FSA)
4.750%, 07/01/2018	1,150	1,223

		2,291

Certificate of Participation – 0.0%
Northern Arizona University, Research Projects (AMBAC) (MLO)
4.250%, 09/01/2016	130	133

		14,444

Arkansas – 1.0%
Revenue Bonds – 1.0%
Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FHA) (VA)
7.250%, 06/01/2010 (b)	1,675	1,773
University of Arkansas, Fayetteville, Series B (FGIC)
4.500%, 11/01/2016	2,000	2,094
University of Arkansas, UAMS Campus (FGIC)
5.000%, 03/01/2015	1,000	1,084
Washington County Hospital Revenue, Regional Medical Center, Series B
5.000%, 02/01/2016	1,145	1,203

		6,154

California – 5.4%
Revenue Bonds – 2.8%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
3.905%, 10/01/2014 (d)	2,000	1,482
Association of Bay Area Governments Financial Authority, Archstone Redwood Housing Project, Series A
5.300%, 10/01/2008	290	295
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Elder Care Alliance (CMI)
4.500%, 08/15/2012	335	342
5.000%, 08/15/2017	1,215	1,271
California Educational Facilities Authority, Lutheran University, Series C
5.000%, 10/01/2024	1,000	1,042
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	250	249
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/2008 @ 100
5.250%, 06/01/2029	1,000	1,015
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 (b)	1,245	1,353
California Statewide Communities Development Authority, Health Facilities, Adventist Health, Series A
5.000%, 03/01/2030	700	725
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,180	1,170
California Statewide Communities Development Authority, Kaiser Permanente, Series I, Mandatory Put 05/01/2011 @ 100
3.450%, 04/01/2035	500	490
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	1,210	1,276
Dinuba Redevelopment Agency, Tax Allocation, Merged City Redevelopment Project #2 (AMBAC)
4.250%, 09/01/2016	320	330
The accompanying notes are an integral part of the financial statements.
30      First American Funds Semiannual Report 2006

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Golden State Tobacco Securitization, California Tobacco Settlement, Series A, Convertible CABs (FSA) (MLO)
0.000% through 06/01/2010,
thereafter 4.550%, 06/01/2022 (c)	$1,600	$1,401
Golden State Tobacco Securitization, Series B, Pre-refunded 06/01/2010 @ 100 (MLO)
5.600%, 06/01/2028 (a)	2,450	2,606
San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	575	615
Upland Community Redevelopment Agency Tax Allocation, Merged Project (AMBAC)
4.250%, 09/01/2026	1,400	1,360
Woodland Financial Authority (MLO) (XLCA)
4.700%, 03/01/2019	815	850

		17,872

General Obligations – 2.6%
ABC Unified School District, Series A (MBIA)
4.900%, 02/01/2020	1,565	1,714
California State
5.000%, 02/01/2016	1,000	1,063
5.000%, 02/01/2017	2,000	2,132
5.000%, 11/01/2018	5,000	5,241
5.000%, 02/01/2021	1,500	1,580
5.125%, 04/01/2024	500	533
Chabot-Las Positas Community College District, Election of 2004-B, Zero Coupon Bond (AMBAC)
4.370%, 08/01/2019 (d)	1,390	799
Roseville Joint Unified High School District
5.100%, 08/01/2019	390	411
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
4.130%, 09/01/2017 (d)	1,000	646
Santa Monica Community College District, Capital Appreciation, 2002 Election, Series C, Zero Coupon Bond (MBIA)
4.052%, 08/01/2016 (d)	2,000	1,357
Victor Elementary School District, Series A, Zero Coupon Bond (FGIC)
4.380%, 08/01/2023 (d)	2,030	989

		16,465

		34,337

Colorado – 9.8%
Revenue Bonds – 7.1%
Adams County Pollution Control Revenue, Public Service Company Colorado Project, Series A (MBIA)
4.375%, 09/01/2017	5,000	5,102
Arapahoe County, Single Family, Escrowed to Maturity, Zero Coupon Bond
3.790%, 09/01/2010 (b) (d)	9,320	8,120
Colorado Department of Transportation (AMBAC)
6.000%, 06/15/2008	3,000	3,102
Colorado Health Facilities Authority, Parkview Medical Center
5.000%, 09/01/2016	640	665
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Pre-refunded 09/15/2011 @ 100
6.750%, 09/15/2015 (a)	1,200	1,337
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (b)	600	638
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
6.750%, 12/01/2016 (a)	1,500	1,702
7.250%, 12/01/2021 (a)	1,500	1,734
Colorado State Educational & Cultural Facilities Authority, Pinnacle Charter School Project, Escrowed to Maturity
5.250%, 12/01/2011 (b)	1,005	1,048
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A, Escrowed to Maturity
5.000%, 03/01/2012 (b)	745	789
Colorado State Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	600	617
5.250%, 01/01/2015	620	637
Colorado State Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	522
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.250%, 12/01/2015	1,250	1,266
Colorado State Health Facilities Authority, Retirement Facilities, Escrowed to Maturity, Zero Coupon Bond
4.300%, 07/15/2020 (b) (d)	10,000	5,620
Colorado State Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	500	525
5.000%, 05/15/2013	405	428
Colorado State Housing Finance Authority, Series A-2
7.150%, 11/01/2014	40	40
Denver City & County Airport Revenue, Series A (FGIC)
4.000%, 11/15/2016	315	317
E-470 Public Highway Authority, Convertible CABs, Series C (MBIA)
0.000% through 09/01/2011,
thereafter 5.000%, 09/01/2017 (c)	1,500	1,292
Mesa County, Escrowed to Maturity, Zero Coupon Bond
3.830%, 12/01/2011 (b) (d)	5,500	4,563
Montrose Memorial Hospital
5.700%, 12/01/2017	2,170	2,327
Northwest Parkway Public Highway Authority, Convertible CABs (AMBAC)
0.000% through 06/15/2011,
thereafter 5.250%, 06/15/2015 (c)	2,750	2,422

		44,813

General Obligations – 2.4%
Denver City & County School District #1 (FSA) (STAID)
4.000%, 12/01/2014	4,545	4,617
El Paso County School District #2, Harrison (FGIC) (STAID)
5.500%, 12/01/2016	1,280	1,382
El Paso County School District #49, Falcon (MBIA)
5.000%, 12/01/2017	1,000	1,092
First American Funds Semiannual Report 2006       31

Schedule of  Investments continued

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	$350	$356
Jefferson County School District #R-1 (MBIA)
6.500%, 12/15/2011	5,100	5,742
Midcities Metropolitan District #2 (RAAI)
4.875%, 12/01/2016	385	408
Vista Ridge Metropolitan School District, Limited Tax, Series A (RAAI)
4.125%, 12/01/2017	715	707
4.250%, 12/01/2018	745	740

		15,044

Certificates of Participation – 0.3%
Aims Junior College District (MBIA)(MLO)
4.250%, 12/15/2016	500	514
Colorado State Department of Corrections, State Penitentiary II Project, Series B (AMBAC) (MLO)
5.000%, 03/01/2014	1,250	1,341

		1,855

		61,712

Connecticut – 0.9%
Revenue Bonds – 0.9%
Connecticut State Health & Educational Facilities Authority, Griffin Hospital, Series B (RAAI)
5.000%, 07/01/2014	1,185	1,265
Mashantucket Western Pequot Tribe, Series A, Pre-refunded 09/01/2007 @ 101
6.400%, 09/01/2011 (a) (e)	4,170	4,289

		5,554

Florida – 0.8%
Revenue Bonds – 0.4%
Lee County Industrial Development Authority, Shell Point Village Health Project, Series A
5.500%, 11/15/2008	1,000	1,020
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
5.250%, 10/01/2013	1,400	1,467

		2,487

Certificate of Participation – 0.4%
Clay County School Board, Series B (MBIA) (MLO)
5.000%, 07/01/2018	2,205	2,362

		4,849

Georgia – 0.2%
Revenue Bond – 0.1%
Cherokee County Water & Sewer Authority, Escrowed to Maturity (MBIA)
11.250%, 08/01/2007 (b)	600	626

General Obligations – 0.1%
Fayette County School District, Convertible CABs (FSA)
0.000% through 09/01/2010,
thereafter 4.150%, 03/01/2014 (c)	500	431
Fayette County School District, Convertible CABs (FSA)
0.000% through 09/01/2010,
thereafter 4.250%, 03/01/2015 (c)	265	229
Fayette County School District, Convertible CABs (FSA)
0.000% through 09/01/2010,
thereafter 4.350%, 03/01/2016 (c)	300	260

		920

		1,546

Idaho – 0.2%
Certificates of Participation – 0.2%
Madison County Hospital Revenue (MLO)
5.000%, 09/01/2012	500	524
5.250%, 09/01/2015	295	317
5.250%, 09/01/2016	500	541

		1,382

Illinois – 17.5%
Revenue Bonds – 8.6%
Chicago, Midway Airport Project, Series C (MBIA)
5.500%, 01/01/2014	1,300	1,429
Chicago, Park District, Parking Facilities Authority, Escrowed to Maturity (ACA)
5.500%, 01/01/2008 (b)	3,585	3,653
Chicago, Single Family Mortgages, Series A (AMT) (FHLMC) (FNMA) (GNMA)
5.250%, 03/01/2013	10	10
Chicago Water, Zero Coupon Bond (FGIC)
3.733%, 11/01/2008 (d)	5,150	4,811
3.760%, 11/01/2009 (d)	6,450	5,803
Granite Single Family Mortgage, Series A, Escrowed to Maturity
7.750%, 10/01/2011 (b)	560	621
Illinois Development Finance Authority, Midwestern University, Series B
5.750%, 05/15/2016	350	372
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.400%, 05/15/2014	1,000	1,014
5.500%, 05/15/2015	1,000	1,016
Illinois Finance Authority, Friendship Village Schaumburg, Series A
5.000%, 02/15/2015	2,500	2,520
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.250%, 05/15/2014	1,320	1,336
Illinois Finance Authority, Peoples Gas, Light and Coke Co., Series A, Mandatory Put 06/01/2016 @ 100 (AMBAC)
4.300%, 06/01/2035	2,000	2,048
Illinois Health Facilities Authority, St. Benedict, Series 2003A-2
5.750%, 11/15/2015	2,750	2,751
Illinois Sports Facilities Authority, State Tax Supported, Convertible CABs (AMBAC)
0.000% through 06/15/2010,
thereafter 4.750%, 06/15/2013 (c)	1,405	1,259
Illinois Sports Facilities Authority, State Tax Supported, Convertible CABs (AMBAC)
0.000% through 06/15/2010,
thereafter 5.100%, 06/15/2016 (c)	1,620	1,492
Illinois State Development Finance Authority, Elgin School District, Zero Coupon Bond
4.180%, 01/01/2018 (d)	2,750	1,744
Illinois State Development Finance Authority, Elmhurst Community School #205, Pre-refunded 01/01/2011 @ 100 (FSA)
6.375%, 01/01/2013 (a)	1,025	1,127
The accompanying notes are an integral part of the financial statements.
32      First American Funds Semiannual Report 2006

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Illinois State Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
4.350%, 12/01/2010	$1,605	$1,632
Illinois State Health Facilities Authority, Evangelical, Escrowed to Maturity
6.750%, 04/15/2012 (b)	1,320	1,447
Illinois State Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity
10.000%, 01/01/2015 (b)	695	866
Illinois State Sales Tax
6.000%, 06/15/2009	2,500	2,638
5.100%, 06/15/2010	2,000	2,092
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A (FGIC)
5.550%, 12/15/2011	675	716
Metropolitan Pier & Exposition Authority, State Sales Tax, Convertible CABs, Series B
0.000% through 06/15/2012,
thereafter 5.200%, 06/15/2017 (c)	1,000	830
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Escrowed to Maturity, Zero Coupon Bond (FGIC)
3.710%, 06/15/2009 (b) (d)	1,465	1,338
Morton Grove, Residential Housing, Escrowed to Maturity (MBIA)
7.350%, 09/01/2009 (b)	5,570	6,091
Southwestern Illinois Development Authority Revenue, Anderson Hospital
5.125%, 08/15/2026	2,000	2,073
Southwestern Illinois Development Authority Revenue, Local Government, Triad School District 2 (MBIA)
4.250%, 10/01/2017	350	357
5.000%, 10/01/2018	1,000	1,085

		54,171

General Obligations – 8.9%
Champaign County Community Unit School District #004
8.250%, 01/01/2009	1,315	1,427
Chicago, City Colleges, Zero Coupon Bond (FGIC)
3.980%, 01/01/2015 (d)	10,000	7,294
Chicago, Convertible CABs, Series A (MBIA)
0.000% through 01/01/2011,
thereafter 5.300%, 01/01/2016 (c)	2,000	1,796
Chicago, Project & Refunding (FSA)
5.500%, 01/01/2013	1,000	1,093
Chicago, Project & Refunding, Series A (FGIC)
5.250%, 01/01/2011	5,000	5,286
Cook County Community Unit School District #65, Evanston, Series A (FSA)
6.375%, 05/01/2009	3,000	3,180
Cook County Community Unit School District #102, La Grange, Zero Coupon Bond (FGIC)
3.910%, 12/01/2013 (d)	2,440	1,866
Cook County Community Unit School District #401, Elmwood Park, Zero Coupon Bond (FSA)
3.840%, 12/01/2011 (d)	3,625	3,006
Cook County School District #088, Bellwood, Series B (FSA)
5.000%, 12/01/2017	1,675	1,797
Cook County School District #123, Oak Lawn, Capital Appreciation, Zero Coupon Bond (MBIA)
4.018%, 12/01/2015 (d)	2,250	1,578
Cook County School District #209, Proviso Township, Convertible CABs (FSA)
0.000% through 12/01/2007,
thereafter 5.000%, 12/01/2016 (c)	1,000	1,036
Cook County, Series A (MBIA)
6.250%, 11/15/2011	1,000	1,111
Du Page County Community High School District #94, West Chicago (FSA)
7.250%, 11/01/2009	1,780	1,946
Evanston
4.000%, 01/01/2019	1,555	1,536
Illinois State, First Series
5.500%, 08/01/2015	4,500	4,762
Lake County Community Unit School District #60, Waukegan, Series B (FSA)
7.500%, 12/01/2008	3,640	3,896
Lake County School District #56, Gurnee (FGIC)
8.375%, 01/01/2010	1,290	1,456
Madison & Jersey Counties Unit School District #11, Alton, Capital Appreciation, Zero Coupon Bond (FSA)
4.280%, 12/01/2019 (d)	2,100	1,215
Rockford School District #205 (FGIC)
5.000%, 02/01/2014	500	537
St. Clair County (FGIC)
6.000%, 10/01/2011	1,000	1,078
Will County School District #86, Joliet, Zero Coupon Bond (FSA)
4.170%, 11/01/2017 (d)	3,870	2,474
Winnebago & Boone Counties School District #205, Series C, Partially Escrowed to Maturity (FGIC)
6.000%, 02/01/2008 (b)	5,065	5,193
Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (FSA)
4.170%, 01/01/2017 (d)	3,000	1,985

		56,548

		110,719

Indiana – 1.9%
Revenue Bonds – 1.7%
Crown Point Multi-School Building, First Mortgage (MBIA) (MLO)
7.625%, 01/15/2008	1,000	1,040
Evansville Vanderburgh, Public Leasing, Pre-refunded 01/15/2012 @ 100 (MBIA) (MLO)
5.750%, 07/15/2018 (a)	1,000	1,094
Franklin Township Independent School Building Corporation, Escrowed to Maturity
5.750%, 07/15/2009 (b)	1,235	1,300
Indiana Transportation Finance Authority, Escrowed to Maturity
5.750%, 06/01/2012 (b)	180	195
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	1,820	2,002
Indiana University, Series K, Zero Coupon Bond (MBIA)
3.830%, 08/01/2011 (d)	250	210
St. Joseph County Hospital Authority (MBIA)
4.750%, 08/15/2012	1,000	1,020
First American Funds Semiannual Report 2006       33

Schedule of  Investments continued

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

St. Joseph County Independent Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A
5.750%, 05/15/2016	$450	$472
5.550%, 05/15/2019	230	234
St. Joseph County Independent Hospital Authority, Health Facilities Revenue, Madison Center Obligation Group Project
5.250%, 02/15/2028	2,295	2,351
Zionsville Community Schools Building, First Mortgage Bonds, Pre-refunded 01/15/2012 @ 100 (FGIC) (MLO) (STAID)
5.750%, 07/15/2015 (a)	775	848

		10,766

General Obligation – 0.2%
Gary Sanitation District, Special Tax District (RAAI)
3.750%, 02/01/2011	1,260	1,252

		12,018

Iowa – 2.8%
Revenue Bonds – 2.8%
Iowa Finance Authority Health Facilities Revenue, Care Initiatives Project, Series A
5.250%, 07/01/2013	1,250	1,295
Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A
5.750%, 11/15/2019	500	506
Iowa Higher Education Authority, Central College
5.450%, 10/01/2026	1,000	1,054
Iowa Higher Education Authority, Grand View College
4.500%, 10/01/2015	200	202
4.600%, 10/01/2017	300	303
4.700%, 10/01/2019	405	409
4.750%, 10/01/2024	1,000	1,003
Iowa Higher Education Authority, Wartburg College Project, Pre-refunded 10/01/2012 @ 100 (ACA) (MBIA)
5.500%, 10/01/2028 (a)	2,000	2,178
Iowa Higher Education Authority, Wartburg College Project, Series A
4.700%, 10/01/2016	925	946
4.750%, 10/01/2017	1,100	1,125
4.800%, 10/01/2018	1,155	1,182
5.000%, 10/01/2023	1,475	1,512
Iowa State University, Science & Technology University Revenue, Dorm ISU (AMBAC)
4.000%, 07/01/2013	595	607
4.000%, 07/01/2014	650	662
Muscatine Electric, Escrowed to Maturity
9.700%, 01/01/2013 (b)	1,790	2,100
Xenia Rural Water Revenue (CIFG)
4.000%, 12/01/2015	1,240	1,249
4.000%, 12/01/2016	1,500	1,505

		17,838

Kansas – 2.8%
Revenue Bonds – 2.0%
Butler County Public Building Authority (MBIA) (MLO)
6.375%, 10/01/2010	1,000	1,091
Johnson County Residual Housing, Escrowed to Maturity, Zero Coupon Bond
3.830%, 05/01/2012 (b) (d)	7,500	6,125
Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Series L
4.500%, 11/15/2017	1,405	1,420
La Cygne Environmental Improvement Revenue, Kansas City Power & Light (XLCA)
4.050%, 03/01/2015	1,000	1,016
Olathe Senior Living Facility Revenue, Catholic Care Campus, Series A
5.750%, 11/15/2013	700	728
5.750%, 11/15/2014	765	799
5.750%, 11/15/2015	820	858
Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA)
6.700%, 06/01/2029	375	379

		12,416

General Obligations – 0.8%
Johnson County School District #231, Series B (AMBAC)
4.000%, 10/01/2012	585	594
4.000%, 10/01/2017	1,500	1,505
Johnson County Unified School District #232, Series A (FSA)
4.250%, 09/01/2016	2,000	2,057
Sedgwick County School District #267 (AMBAC)
5.250%, 11/01/2012	1,045	1,132

		5,288

		17,704

Kentucky – 0.6%
Revenue Bonds – 0.6%
Kentucky State Turnpike Authority, Escrowed to Maturity
7.200%, 07/01/2009 (b)	690	723
6.000%, 07/01/2011 (b)	540	568
Louisville Water, Escrowed to Maturity
6.375%, 11/01/2007 (b)	1,000	1,023
6.000%, 11/15/2007 (b)	1,250	1,274

		3,588

Louisiana – 0.8%
Revenue Bonds – 0.6%
Louisiana Local Government Environmental Facilities, Community Development Authority (AMT)
6.650%, 01/01/2025	730	784
Louisiana Public Facilities Authority, Pennington Medical Foundation Project
5.000%, 07/01/2021	1,000	1,049
St. Tammany Parish Sales Tax Revenue, District #03, Sales & Use Tax (CIFG)
5.000%, 06/01/2017	1,405	1,529

		3,362

The accompanying notes are an integral part of the financial statements.
34      First American Funds Semiannual Report 2006

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

General Obligation – 0.2%
Louisiana, Series B (CIFG)
5.000%, 07/15/2015	$1,300	$1,404

		4,766

Maine – 0.3%
General Obligation – 0.3%
Maine Municipal Bond Bank, Series B (FSA)
5.750%, 11/01/2010	2,000	2,151

Maryland – 0.3%
Revenue Bonds – 0.3%
Maryland State Department of Transportation
4.250%, 02/15/2017	1,000	1,027
Westminster Educational Facilities Revenue, McDaniel College
5.000%, 11/01/2013	350	370
4.000%, 11/01/2015	700	690

		2,087

Massachusetts – 3.5%
Revenue Bonds – 3.0%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT)
6.500%, 09/01/2035	1,975	2,045
Massachusetts Bay Transportation Authority, General Transportation System Project, Series C (FGIC)
5.750%, 03/01/2010	2,100	2,231
Massachusetts Bay Transportation Authority, Series A
6.250%, 03/01/2012	1,875	2,095
Massachusetts State Commonwealth, Special Obligation, Series A
5.500%, 06/01/2013	1,000	1,100
Massachusetts State Health & Educational Authority Revenue, Berkshire Health System, Series F (AGTY)
5.000%, 10/01/2015	2,000	2,159
Massachusetts State Health & Educational Facilities Authority, Partners Healthcare System, Series A (MBIA)
5.100%, 07/01/2010	3,000	3,050
Massachusetts State Port Authority
5.750%, 07/01/2012	1,000	1,098
Massachusetts State Port Authority, Escrowed to Maturity
13.000%, 07/01/2013 (b)	3,680	4,864
Massachusetts State, Multifamily Housing, Escrowed to Maturity (FHA)
6.350%, 04/01/2008 (b)	430	432

		19,074

General Obligation – 0.5%
Massachusetts State, Series A, Pre-refunded 01/01/2011 @ 100
5.125%, 01/01/2016 (a)	3,000	3,159

		22,233

Michigan – 4.4%
Revenue Bonds – 2.3%
Detroit Water Supply, Escrowed to Maturity (FGIC)
6.250%, 07/01/2012 (b)	285	305
Michigan State Hospital Finance Authority, Henry Ford Health Systems, Series A, Pre-refunded 03/01/2013 @ 100
5.500%, 03/01/2015 (a)	3,500	3,836
Michigan State Hospital Finance Authority, Henry Ford Hospital, Escrowed to Maturity
9.000%, 05/01/2008 (b)	2,470	2,573
Michigan State Housing Development Authority, Green Hill Project (FNMA)
5.125%, 07/15/2008	850	851
Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity
7.000%, 11/01/2015 (b)	1,300	1,573
Wayne Charter County Airport, Series A (AMT) (MBIA)
5.250%, 12/01/2009	5,000	5,181

		14,319

General Obligations – 2.1%
Chippewa Valley Schools, Pre-refunded 05/01/2012 @ 100 (MQSBLF)
5.500%, 05/01/2014 (a)	1,775	1,932
Constantine Public Schools (MQSBLF)
5.000%, 05/01/2016	1,075	1,141
Detroit (AMT) (FSA)
5.750%, 04/01/2009	1,255	1,310
Lakeshore Public Schools (MQSBLF)
5.000%, 05/01/2012	1,160	1,220
Lakeview Public Schools (MQSBLF)
5.000%, 05/01/2014	1,985	2,080
Rochester Community School District, Series 1, Pre-refunded 05/01/2010 @ 100 (FGIC)
5.375%, 05/01/2011 (a)	2,000	2,107
South Lyon Community Schools (FGIC)
4.000%, 05/01/2018	1,400	1,387
Woodhaven Brownstown School District (FSA) (MQSBLF)
5.000%, 05/01/2014	2,000	2,157

		13,334

		27,653

Minnesota – 3.1%
Revenue Bonds – 2.8%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.375%, 02/01/2017	1,590	1,631
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMBAC) (AMT)
5.375%, 01/01/2010	3,000	3,077
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	1,000	1,057
Minneapolis Hospital & Rehabilitation, Escrowed to Maturity
10.000%, 06/01/2013 (b)	850	1,022
Minnesota Agricultural & Economic Development Board, Health Care Systems, Series A
5.875%, 11/15/2011	2,135	2,288
Minnesota State Higher Education Facilities Revenue, College of Art & Design, Series 6-K
5.000%, 05/01/2012	295	306
First American Funds Semiannual Report 2006       35

Schedule of  Investments continued

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Minnesota State Municipal Power Agency, Electric Revenue
4.375%, 10/01/2025	$1,800	$1,767
Monticello Big Lake Community Hospital District, Health Care Facilities, Series C
5.250%, 12/01/2011	1,940	2,026
Northfield Hospital Revenue
5.000%, 11/01/2012	785	813
St. Paul Housing & Redevelopment Authority (AMBAC)
6.500%, 02/01/2009	1,315	1,351
St. Paul Port Authority Hotel, Pre-refunded 08/01/2008 @ 100
8.050%, 08/01/2021 (a)	2,335	2,493

		17,831

General Obligations – 0.3%
Hopkins Independent School District #270, School Building, Series C (FSA) (MSDCEP)
4.000%, 02/01/2020	1,000	980
Prior Lake Independent School District #719, School Building, Series B (MBIA) (MSDCEP)
4.000%, 02/01/2020 (f)	1,070	1,053

		2,033

		19,864

Mississippi – 0.1%
Revenue Bond – 0.1%
Mississippi Development Bank Special Obligation, Hattiesburg Water & Sewer (AMBAC)
4.125%, 08/01/2017	425	430

Missouri – 1.6%
Revenue Bonds – 1.4%
Hannibal Industrial Development Authority, Health Facilities Revenue, Hannibal Regional Hospital
4.350%, 03/01/2014	1,405	1,416
Joplin Individual Development Authority Health Facilities, Freeman Health System Project
4.125%, 02/15/2009	750	749
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Iatan 2 Project, Series A (AMBAC)
5.000%, 01/01/2014	2,065	2,224
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
4.200%, 01/01/2018	1,000	1,012
Missouri State Health & Educational Facilities Revenue, Senior Living Facilities, Lutheran, Series B
4.350%, 02/01/2015	850	852
4.375%, 02/01/2016	930	929
Osage Beach Tax Increment, Prewitts Project
4.800%, 05/01/2016	1,650	1,639

		8,821

Certificates of Participation – 0.2%
Texas County, Justice Center Project (AGTY) (MLO)
4.250%, 12/01/2015	625	639
4.150%, 12/01/2018	560	558

		1,197

		10,018

Montana – 0.9%
Revenue Bonds – 0.9%
Montana Facilities Financial Authority, Health Care Facilities Revenue, Master Loan Project, North Montgomery Group Project
4.500%, 10/01/2014	435	453
Montana Financial Authority Revenue, Senior Living, St. Johns Lutheran, Series A
5.750%, 05/15/2016	1,800	1,855
6.000%, 05/15/2025	1,675	1,734
Montana State Board of Regents Higher Education Revenue, Montana State University, Series K (AMBAC)
4.250%, 11/15/2018	1,350	1,370

		5,412

Nebraska – 1.4%
Revenue Bonds – 1.3%
Douglas County Hospital Authority #002, Nebraska Medical Center, Clarkson Regional Health Guaranty (GTY)
5.000%, 11/15/2011	2,860	2,978
Douglas County Zoo Facilities Revenue, Omaha’s Henry Doory Zoo Project
4.750%, 09/01/2017	745	770
4.750%, 09/01/2018	740	763
Lancaster County Hospital Authority #1, Hospital Revenue, BryanLGH Medical Center Project
4.000%, 06/01/2018	2,000	1,947
Nebraska Investment Financial Authority, Great Plains Regional Medical Center (RAAI)
4.700%, 11/15/2011	500	517
4.800%, 11/15/2012	500	521
4.900%, 11/15/2013	600	627

		8,123

General Obligation – 0.1%
Lincoln-Lancaster County Public Building, Tax Supported Lease Rental (MLO)
4.500%, 10/15/2015	1,020	1,067

		9,190

Nevada – 1.1%
Revenue Bonds – 0.7%
Carson City, Carson-Tahoe Hospital Project
5.750%, 09/01/2011	1,000	1,055
5.750%, 09/01/2012	1,055	1,123
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B
6.750%, 11/15/2023	2,150	2,196

		4,374

General Obligation – 0.4%
Washoe County, Escrowed to Maturity
9.875%, 08/01/2009 (b)	2,265	2,477

		6,851

The accompanying notes are an integral part of the financial statements.
36      First American Funds Semiannual Report 2006

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

New Hampshire – 0.4%
Revenue Bonds – 0.4%
New Hampshire Health & Education Facilities Authority
5.375%, 07/01/2024	$1,250	$1,335
New Hampshire State Health & Educational Facilities Authority, Speare Memorial Hospital
5.500%, 07/01/2025	1,000	1,042

		2,377

New Jersey – 1.0%
Revenue Bonds – 1.0%
New Jersey Economic Development Authority, Cigarette Tax
5.500%, 06/15/2016	2,000	2,185
New Jersey Health Care Facilities, Capital Health Systems, Series A
5.500%, 07/01/2012	1,500	1,598
New Jersey State Transportation Trust Fund Authority, Series A
5.500%, 06/15/2008	2,000	2,051
New Jersey State Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 (b)	605	605

		6,439

New York – 3.1%
Revenue Bonds – 1.3%
Hempstead Town Industrial Development Agency (MBIA)
5.000%, 12/01/2008	2,000	2,042
Long Island Power Authority, New York Electric System Revenue, Series D (MBIA)
5.000%, 09/01/2014	2,000	2,158
Long Island Power Authority, Series B
5.250%, 12/01/2013	4,000	4,348

		8,548

General Obligations – 1.8%
New York, Series A
5.750%, 08/01/2015	3,220	3,522
New York, Series C
5.500%, 03/15/2014	3,000	3,228
New York, Series D
5.500%, 06/01/2012	2,000	2,163
New York, Series G (XLCA)
5.500%, 08/01/2012	2,000	2,178

		11,091

		19,639

North Carolina – 2.1%
Revenue Bonds – 1.9%
North Carolina Eastern Power Agency, Series D
5.375%, 01/01/2013	2,955	3,168
North Carolina Medical Care Commission Health Care Facilities Revenue, First Mortgage Presbyterian, Series B
4.875%, 10/01/2013	2,035	2,068
5.000%, 10/01/2014	2,120	2,171
North Carolina Medical Care Commission Health Care Facilities Revenue, First Mortgage, Salemtowne
5.000%, 10/01/2014	1,115	1,142
4.625%, 10/01/2015	620	615
5.000%, 10/01/2016	1,065	1,085
North Carolina Power Agency #1, Series A (FSA)
5.250%, 01/01/2016	2,000	2,154

		12,403

Certificate of Participation – 0.2%
Sampson County (FSA) (MLO)
5.000%, 06/01/2017	1,000	1,091

		13,494

North Dakota – 0.2%
Revenue Bond – 0.2%
Ward County Health Care Facilities Revenue, Trinity Obligated Group
5.000%, 07/01/2014	1,180	1,235

Ohio – 1.7%
Revenue Bonds – 1.0%
Lorain County Hospital Facilities, Catholic Healthcare Partners, Series B (MBIA)
5.375%, 09/01/2009	1,000	1,030
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2016	750	801
Ohio State Higher Education Facilities Revenue, John Carroll University Project
4.000%, 04/01/2014	1,135	1,142
4.500%, 04/01/2015	1,000	1,040
4.300%, 04/01/2018	550	553
Ohio State Water Development Authority, Escrowed to Maturity
9.375%, 12/01/2010 (b)	1,110	1,221
Richland County Hospital Facilities, Series A
5.650%, 11/15/2008	595	614

		6,401

General Obligations – 0.5%
Hilliard School District, Series A (MBIA)
5.000%, 12/01/2017	1,260	1,377
Lakota Local School District (FSA)
4.200%, 12/01/2017	220	224
Westerville City School District (XLCA)
4.000%, 12/01/2019	2,000	1,962

		3,563

Certificate of Participation – 0.2%
Akron (AGTY) (MLO)
5.000%, 12/01/2015	1,000	1,067

		11,031

First American Funds Semiannual Report 2006       37

Schedule of  Investments continued

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Oklahoma – 1.8%
Revenue Bonds – 1.8%
Cherokee County Economic, Escrowed to Maturity, Zero Coupon Bond (AMBAC)
3.780%, 11/01/2011 (b) (d)	$3,340	$2,786
McClain County Economic Development Authority, Educational Facilities Lease Revenue, Newcastle Public Schools Project (MLO)
5.000%, 09/01/2009	510	521
5.000%, 09/01/2011	345	357
5.000%, 09/01/2012	355	370
4.125%, 09/01/2013	250	250
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project (AMT)
5.750%, 01/01/2023	1,430	1,488
Pottawatomie County Educational Facilities Lease Revenue, Shawnee Public Schools Project (MLO)
5.000%, 09/01/2011	1,000	1,039
South Oklahoma City, Pre-refunded 02/01/2010 @ 100
9.750%, 02/01/2013 (a)	3,270	3,673
Tulsa Educational Facilities Authority, Holland Hall School Project, Series B
4.600%, 12/01/2009	1,195	1,218

		11,702

Oregon – 0.8%
Revenue Bond – 0.0%
Tri-County Metropolitan Transportation District, Payroll Tax & Grant (MBIA)
4.000%, 05/01/2014	200	201

General Obligations – 0.4%
Clackamas County School District #108, Estacada (FSA) (SBG)
5.250%, 06/15/2017	1,205	1,348
Lane County School District #52, Bethel (SBG)
5.500%, 06/15/2009	1,000	1,045

		2,393

Certificate of Participation – 0.4%
Oregon State Department of Administrative Services, Series E (FSA) (MLO)
5.000%, 11/01/2014	2,170	2,313

		4,907

Pennsylvania – 1.5%
Revenue Bonds – 1.0%
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center (RAAI)
5.000%, 12/15/2015	1,275	1,365
5.000%, 12/15/2017	1,405	1,496
Montgomery County Industrial Development Authority, Whitemarsh Continued Care Project
6.125%, 02/01/2028	1,000	1,063
Westmoreland County Independent Development Authority Revenue, Retirement Community, Redstone, Series A
5.375%, 01/01/2014	1,100	1,133
5.500%, 01/01/2016	1,200	1,251

		6,308

General Obligations – 0.5%
Central Greene School District, Capital Appreciation, Escrowed to Maturity, Zero Coupon Bond (MBIA) (STAID)
3.630%, 12/01/2007 (b) (d)	2,000	1,935
Ephrata Area School District (FGIC) (STAID)
4.500%, 04/15/2018	1,500	1,558

		3,493

		9,801

South Carolina – 1.5%
Revenue Bonds – 1.5%
Charleston EDL Excellence Finance, Charleston County School District Project (MLO)
5.000%, 12/01/2013	2,000	2,131
Lexington County Health Services District, Lexington Medical Center
5.500%, 11/01/2023	2,000	2,129
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.000%, 08/01/2013	1,000	1,108
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C
6.000%, 08/01/2013	2,000	2,217
South Carolina State Public Service Authority, Series A (MBIA)
5.500%, 01/01/2010	1,665	1,753

		9,338

South Dakota – 1.3%
Revenue Bonds – 0.7%
South Dakota State Health & Educational Facilities Authority, Sioux Valley Hospital
5.250%, 11/01/2008	900	921
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement
5.900%, 09/01/2007	755	765
4.750%, 09/01/2011	530	546
5.000%, 09/01/2012	1,000	1,046
5.000%, 09/01/2013	1,000	1,049

		4,327

Certificates of Participation – 0.6%
Deadwood (ACA) (MLO)
5.500%, 11/01/2007	800	810
5.600%, 11/01/2008	845	869
5.000%, 11/01/2018	2,385	2,478

		4,157

		8,484

Tennessee – 2.6%
Revenue Bonds – 2.3%
Metropolitan Government Nashville & Davidson County, Escrowed to Maturity
6.400%, 04/01/2011 (b)	1,030	1,140
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.000%, 09/01/2016 (a)	1,500	1,678
Shelby County Health, Educational & Housing Facilities Board, St. Jude’s Children’s Research
5.000%, 07/01/2009	400	407
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project (RAAI)
5.000%, 09/01/2016	2,000	2,109
The accompanying notes are an integral part of the financial statements.
38      First American Funds Semiannual Report 2006

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Escrowed to Maturity
6.250%, 09/01/2011 (b)	$1,465	$1,609
6.250%, 09/01/2012 (b)	1,085	1,213
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101
6.500%, 09/01/2013 (a)	2,215	2,522
Tennessee Energy Acquisition Corporation, Gas Revenue, Series A
5.000%, 09/01/2014	3,500	3,748

		14,426

General Obligation – 0.3%
Memphis (MBIA)
5.000%, 10/01/2016	2,000	2,191

		16,617

Texas – 8.4%
Revenue Bonds – 3.9%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A
5.300%, 11/15/2007	1,000	1,009
5.350%, 11/15/2008	1,300	1,325
Brazos River Authority, Electric Company Project, Series 1999-B, Mandatory Put 04/01/2013 @ 100 (AMT)
6.750%, 09/01/2034	2,000	2,215
Brazos River Authority, Electric Company Project, Series C, Mandatory Put 11/01/2011 @ 100 (AMT)
5.750%, 05/01/2036	1,585	1,681
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	1,000	1,061
El Paso Water & Sewer Revenue, Series A (FSA)
4.000%, 03/01/2017	1,640	1,637
4.000%, 03/01/2018	650	643
Grapevine Industrial Development, Air Cargo (AMT)
6.500%, 01/01/2024	490	528
Gregg County Health Facilities Development, Good Shepherd Medical Center, Series A
5.750%, 10/01/2009	2,895	2,986
5.000%, 10/01/2013	1,230	1,284
Houston Health Facilities Development, Buckingham Senior Living Community, Series A
7.000%, 02/15/2023	2,000	2,238
Odessa Housing Finance, Escrowed to Maturity, Zero Coupon Bond (MBIA)
3.860%, 06/01/2012 (b) (d)	1,465	1,191
San Antonio Electric & Gas, Series A
5.250%, 02/01/2013	2,135	2,220
Tarrant County Cultural Education Financial Corporation Retirement Facilities, Northwest Senior Housing, Edgemere Project, Series A
5.750%, 11/15/2014	1,235	1,302
Travis County Health Facilities, Development Retirement Facilities Revenue, Querencia Barton Creek Project
5.250%, 11/15/2017	1,000	1,013
5.500%, 11/15/2025	900	920
Tyler Health Facilities, Mother Frances Hospital
5.250%, 07/01/2012	1,000	1,051

		24,304

General Obligations – 4.5%
Austin
5.000%, 09/01/2013	4,510	4,760
Brownsville (MBIA)
5.000%, 02/15/2017	2,125	2,280
Cypress-Fairbanks Independent School District, Pre-refunded 02/15/2010 @ 100 (PSFG)
5.500%, 02/15/2018 (a)	4,000	4,215
Frisco (FGIC)
5.000%, 02/15/2018	1,125	1,173
5.000%, 02/15/2019	1,675	1,746
Irving Independent School District, Series A, Zero Coupon Bond (PSFG)
3.745%, 02/15/2009 (d)	5,000	4,620
Kaufman County (FSA)
5.000%, 02/15/2017	1,000	1,052
Keller Independent School District (PSFG)
5.375%, 08/15/2014	235	251
North Harris Montgomery Community College District (FGIC)
5.375%, 02/15/2015	2,535	2,725
Port Houston Authority, Harris County, Series B (AMT) (FGIC)
5.500%, 10/01/2012	2,405	2,573
San Antonio
4.125%, 02/01/2019	1,000	993
4.250%, 02/01/2020	1,140	1,140
United Independent School District (PSFG)
5.000%, 08/15/2015	1,000	1,083

		28,611

		52,915

Utah – 0.9%
Revenue Bonds – 0.7%
Salt Lake & Sandy Metropolitan Water District, Series A (AMBAC)
5.000%, 07/01/2015	2,500	2,705
South Jordan, Sales Tax, Pre-refunded 08/15/2011 @ 100 (AMBAC)
5.500%, 08/15/2018 (a)	1,000	1,078
Utah State Housing Finance Agency, Single Family Mortgages, Issue F-1 (FHA) (VA)
6.300%, 01/01/2018	20	21
Utah State Housing Finance Agency, Single Family Mortgages, Series III, Class R (FHA) (VA)
5.950%, 07/01/2008	380	388

		4,192

General Obligation – 0.2%
Ashley Valley Water & Sewer, Escrowed to Maturity (AMBAC)
10.900%, 01/01/2010 (b)	1,095	1,212

		5,404

First American Funds Semiannual Report 2006       39

Schedule of  Investments continued

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Virginia – 0.5%
Revenue Bonds – 0.5%
Richmond Industrial Development Authority, Government Facilities (AMBAC) (MLO)
5.000%, 07/15/2018	$1,795	$1,968
Riverside Regional Jail Authority (MBIA)
5.700%, 07/01/2008	905	914

		2,882

Washington – 4.1%
Revenue Bonds – 0.6%
Energy Northwest, Washington Wind Project, Series A, Pre-refunded 01/01/2007 @ 103
5.200%, 07/01/2010 (a)	1,950	2,009
Energy Northwest, Wind Project (MBIA)
4.500%, 07/01/2015	1,000	1,041
Snohomish County Housing Authority
6.300%, 04/01/2016	1,035	1,039

		4,089

General Obligations – 3.5%
Clark County School District #37, Vancouver (FSA)
5.250%, 12/01/2014	1,515	1,663
King County (AMBAC)
5.000%, 12/01/2012	2,000	2,134
King County, Series B, Pre-refunded 12/01/2007 @ 102
5.850%, 12/01/2013 (a)	3,000	3,119
Snohomish County (MBIA)
5.375%, 12/01/2019	5,000	5,341
Spokane County School District #081, Spokane, Convertible CABs (MBIA)
0.000% through 12/01/2008,
thereafter 5.000%, 06/01/2016 (c)	1,000	970
Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC)
3.978%, 12/01/2014 (d)	5,690	4,165
Washington State, Series C
5.500%, 07/01/2014	2,275	2,525
Washington State, Series S-5, Zero Coupon Bond (FGIC)
4.060%, 01/01/2016 (d)	3,000	2,089

		22,006

		26,095
West Virginia – 0.3%
Revenue Bond – 0.3%
Brooke Pleasants & Tyler Wetzel Counties, Single Family Mortgage, Escrowed to Maturity
7.400%, 08/15/2010 (b)	1,675	1,881

Wisconsin – 2.4%
Revenue Bonds – 2.1%
Franklin Solid Waste Disposal Revenue, Waste Management Wisconsin, Series A, Mandatory Put 05/01/2016 @ 100 (AMT)
4.950%, 11/01/2016	2,000	2,088
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Series A
5.500%, 02/15/2020	1,500	1,555
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project
5.750%, 12/01/2019	2,000	2,037
Wisconsin State Health & Educational Facilities Authority, Fort Healthcare Income Project
5.375%, 05/01/2018	1,250	1,332
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.250%, 02/15/2009	500	522
5.500%, 02/15/2013	850	899
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A
6.125%, 04/01/2024	1,500	1,584
Wisconsin State Health & Educational Facilities Authority, Vernon Memorial Healthcare Project
4.650%, 03/01/2015	1,150	1,159
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services
5.750%, 08/15/2011	645	689
Wisconsin State Health & Educational Facilities Authority, Wisconsin Medical College
5.000%, 12/01/2015	1,450	1,560

		13,425

General Obligation – 0.3%
Door County, Series A, Crossover Refunded 09/01/2011 @ 100 (FGIC)
5.125%, 09/01/2016 (g)	1,720	1,813

		15,238

Wyoming – 0.4%
Revenue Bond – 0.4%
Lincoln County, Pacificorp Project, Mandatory Put 06/03/2012 @ 100 (AMT)
4.125%, 11/01/2025	2,250	2,241

Total Municipal Bonds (Cost $604,594)		632,688

Short Term Investment – 0.2%
First American Tax Free Obligations Fund, Class Z (h)
(Cost $1,604)	1,603,755	1,604

Total Investments – 100.3% (Cost $606,198)		634,292

Other Assets and Liabilities, Net – (0.3)%		(2,146)

Total Net Assets – 100.0%		$632,146

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2006.

(e)	Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of December 31, 2006, the value of these investments was $4,289 or 0.7% of total net assets.

(f)	Security purchased on a when-issued basis. On December 31, 2006, the total cost of investments purchased on a when-issued basis was $1,055 or 0.2% of total net assets. See note 2 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
40      First American Funds Semiannual Report 2006

Intermediate Tax Free Fund (concluded)

(g)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

ACA –	American Capital Access

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2006, the aggregate market value of securities subject to the AMT was $27,588, which represents 4.4% of total net assets.

CIFG –	CDC IXIS Financial Guaranty

CMI –	California Mortgage Insurance Program

FGIC –	Financial Guaranty Insurance Corporation

FHA –	Federal Housing Authority

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

GTY –	Guaranty

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

MLO –	Municipal Lease Obligation

MQSBLF –	Michigan Qualified School Board Loan Fund Program

MSDCEP –	Minnesota School District Credit Enhancement Program

PSFG –	Permanent School Fund Guarantee

RAAI –	Radian Asset Assurance Inc.

SBG –	School Board Guaranty

STAID –	State Aid Withholding

VA –	Veterans Administration

XLCA –	XL Capital Assurance Inc.

Minnesota Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 99.1%
Revenue Bonds – 66.4%
Economic Development – 1.7%
Minneapolis Community Development Agency, Series G-3, Pre-refunded 12/01/2011 @ 100
5.350%, 12/01/2021 (a)	$1,000	$1,074
Minneapolis Development Revenue, Common Bond, Series 1A (AMT)
4.550%, 12/01/2013	480	485
4.625%, 12/01/2014	505	512
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series B (AMT)
6.500%, 08/01/2008	710	728
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
6.625%, 08/01/2008	645	662

		3,461

Education – 9.6%
Minneapolis, The Blake School Project
5.000%, 09/01/2012	445	465
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4
4.850%, 10/01/2009	520	530
5.000%, 10/01/2011	500	511
5.000%, 10/01/2012	500	510
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-C
4.750%, 05/01/2018	1,075	1,100
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-J1
5.000%, 05/01/2013	320	334
5.000%, 05/01/2016	375	393
5.000%, 05/01/2020	1,295	1,344
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2013	310	323
5.000%, 05/01/2014	320	335
5.000%, 05/01/2015	340	358
5.000%, 05/01/2016	355	373
5.000%, 05/01/2017	370	388
Minnesota State Higher Education Facilities Authority, Minneapolis College of Art and Design, Series 5-K
5.000%, 05/01/2011	250	256
Minnesota State Higher Education Facilities Authority, St. Benedict College
5.100%, 03/01/2011	2,885	2,906
Minnesota State Higher Education Facilities Authority, St. Benedict College, Series 5-W
4.200%, 03/01/2012	345	348
Minnesota State Higher Education Facilities Authority, St. Catherine College, Series 5-N1
5.250%, 10/01/2022	1,500	1,563
Minnesota State Higher Education Facilities Authority, St. John’s University, Series 5-I, Escrowed to Maturity (MBIA)
5.000%, 10/01/2011 (b)	255	270
Minnesota State Higher Education Facilities Authority, St. John’s University, Series 5-I, Pre-refunded 10/01/2011 @ 100 (MBIA)
5.000%, 10/01/2012 (a)	480	507
First American Funds Semiannual Report 2006       41

Schedule of  Investments continued

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 4, Pre-refunded 04/01/2008 @ 100
5.250%, 04/01/2012 (a)	$385	$393
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 6-I
4.000%, 04/01/2014	1,045	1,056
Moorhead Educational Facilities, Concordia College, Series A
4.100%, 12/15/2014	845	858
4.200%, 12/15/2015	880	898
4.300%, 12/15/2016	925	944
5.000%, 12/15/2018	1,005	1,078
5.000%, 12/15/2019	1,060	1,132

		19,173

Healthcare – 26.8%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.250%, 02/01/2015	735	750
Bemidji Health Care Facilities, North County Health Services
4.125%, 09/01/2013	300	302
4.250%, 09/01/2014	485	491
4.250%, 09/01/2015	500	505
5.000%, 09/01/2017	500	533
5.000%, 09/01/2018	1,050	1,116
5.000%, 09/01/2019	1,110	1,176
Cuyuna Range Hospital District
5.000%, 06/01/2016	425	437
5.000%, 06/01/2019	1,320	1,348
Cuyuna Range Hospital District, Series A
5.500%, 06/01/2010	435	444
5.650%, 06/01/2012	940	960
Duluth Economic Development Authority, Benedictine Health System
5.375%, 02/15/2022	2,045	2,173
Glencoe Health Care Facilities, Pre-refunded 04/01/2011 @ 101
7.400%, 04/01/2021 (a)	1,000	1,137
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2013	760	792
5.000%, 04/01/2014	800	840
5.000%, 04/01/2015	845	885
5.000%, 04/01/2017	1,815	1,893
Hastings Health Care Facility, Regina Medical Center (ACA)
5.000%, 09/15/2013	500	506
Inver Grove Heights Nursing Home Revenue, Presbyterian Homes Care
5.000%, 10/01/2016	430	430
Maple Grove Health Care Facilities, North Memorial
4.500%, 09/01/2017	1,730	1,755
Marshall Medical Center Gross Revenue, Avera Marshall Regional Medical Center Project
4.500%, 11/01/2013	345	351
4.750%, 11/01/2020	1,155	1,172
Minneapolis & St. Paul Housing & Redevelopment Authority, Healthspan, Series A (AMBAC)
5.000%, 11/15/2013	1,000	1,008
Minneapolis Healthcare System, Allina Health System, Series A
6.000%, 11/15/2023	2,500	2,760
5.750%, 11/15/2032	1,300	1,405
Minneapolis Healthcare System, Fairview Health Services, Series A, Escrowed to Maturity
5.000%, 05/15/2012 (b)	605	643
Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A (MBIA)
5.000%, 02/15/2010	2,000	2,077
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/2011	280	294
5.500%, 02/01/2012	200	212
5.500%, 02/01/2015	730	775
Minnesota Agricultural & Economic Development Board, Fairview Healthcare Systems, Series A (MBIA)
5.500%, 11/15/2017	305	315
5.750%, 11/15/2026	10	10
Minnesota Agricultural & Economic Development Board, Fairview Healthcare Systems, Series A, Pre-refunded 11/15/2007 @ 102 (MBIA)
5.750%, 11/15/2026 (a)	490	509
Monticello, Big Lake Community Hospital, Series C
5.750%, 12/01/2015	2,320	2,419
New Hope Housing & Health Care Facilities, Masonic Home North Ridge
5.300%, 03/01/2007	685	686
5.500%, 03/01/2010	500	512
Northfield Hospital Revenue
5.000%, 11/01/2011	375	387
5.000%, 11/01/2013	880	914
5.000%, 11/01/2014	920	956
5.500%, 11/01/2017	1,080	1,166
Northfield Housing & Redevelopment Authority, Northfield Retirement Center, Series B
5.125%, 12/01/2026	750	736
Plymouth Health Facilities, Westhealth Project, Series A (FSA)
6.200%, 06/01/2011	1,360	1,363
Redwood Falls Hospital Facilities Revenue
5.000%, 12/01/2021	1,015	1,033
Rochester, St. Mary’s Hospital, Escrowed to Maturity
5.750%, 10/01/2007 (b)	285	289
Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/2012	305	304
5.000%, 09/01/2017	1,785	1,868
St. Cloud Health Care, St. Cloud Hospital Obligated Group (FSA)
5.500%, 05/01/2008	1,450	1,486
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group
5.250%, 05/15/2019	1,000	1,065
St. Paul Housing & Redevelopment Authority, HealthEast Project
5.150%, 11/15/2020	1,790	1,838
St. Paul Port Authority, HealthEast Midway Campus, Series A (MLO)
5.250%, 05/01/2015	1,500	1,527
5.750%, 05/01/2025	2,000	2,074
The accompanying notes are an integral part of the financial statements.
42      First American Funds Semiannual Report 2006

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Stillwater Health Care, Health Systems Obligation Group
4.250%, 06/01/2015	$300	$301
4.250%, 06/01/2016	760	757
Todd, Morrison, Cass & Wadena Counties, United Hospital District
4.250%, 12/01/2012	425	428
4.000%, 12/01/2013	400	398
Winona Health Care Facilities, Series A
5.300%, 07/01/2017	525	552
5.350%, 07/01/2018	590	621

		53,684

Housing – 1.3%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages (AMT) (FNMA) (GNMA)
5.125%, 10/01/2020	62	62
Minnesota State Housing Finance Agency, Rental Housing, Series D (MBIA)
5.450%, 08/01/2007	235	235
Minnesota State Housing Finance Agency, Single Family Mortgages, Series B (AMT)
5.550%, 07/01/2024	335	338
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.600%, 04/01/2025	2,000	2,040
South St. Paul Housing & Redevelopment Authority, Single Family Mortgages (FNMA)
5.100%, 09/01/2007	10	10

		2,685

Lease Revenue – 3.9%
Andover Economic Development Authority, Andover Community Center (MLO)
5.000%, 02/01/2019	1,225	1,286
Eden Prairie Housing & Redevelopment Authority, Series A (MLO)
5.000%, 12/01/2011	255	268
Lakeville Housing & Redevelopment Authority, Lease Revenue, Ice Arena Project (MLO)
4.500%, 02/01/2021	840	845
Pine County Housing & Redevelopment Authority, Series A (MLO)
4.500%, 02/01/2015	440	448
4.500%, 02/01/2016	465	472
4.500%, 02/01/2017	385	388
St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center (MLO)
4.000%, 06/01/2012	1,500	1,510
St. Paul Port Authority, Office Building (MLO)
5.000%, 12/01/2019	2,415	2,558

		7,775

Miscellaneous – 1.7%
Commissioner of Iron Range Resources & Rehabilitation, Minnesota Educational Facilities (MSDCEP) (XLCA)
4.500%, 10/01/2018	1,180	1,218
Minnesota State Retirement Systems Building
5.450%, 06/01/2012	550	580
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,500	1,513

		3,311

Recreational Facility Authority – 1.2%
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Escrowed to Maturity
6.700%, 08/01/2007 (b)	495	503
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103
6.875%, 08/01/2010 (a)	1,685	1,804

		2,307

Revolving Funds – 1.3%
Minnesota Public Facilities Authority, Drinking Water, Series B, Pre-refunded 03/01/2009 @ 100
5.125%, 03/01/2019 (a)	2,000	2,065
Minnesota Public Facilities Authority, Water Pollution Control
5.000%, 03/01/2009	590	592

		2,657

Tax Revenue – 3.0%
Childrens Trust Fund, Puerto Rico, Tobacco Settlement
4.000%, 05/15/2012	500	495
Minneapolis Tax Increment Revenue, Grant Park Project
5.200%, 02/01/2022	1,000	1,005
Minneapolis, St. Anthony Falls Project
5.000%, 02/01/2017	1,040	1,039
5.300%, 02/01/2021	570	580
St. Anthony Housing & Redevelopment Authority, Silver Lake Village Project
5.000%, 08/01/2015	855	867
St. Paul Port Authority, Energy Park, Tax Increment, Escrowed to Maturity (FSA)
5.000%, 02/01/2008 (b)	2,100	2,115

		6,101

Transportation – 6.0%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (MBIA)
5.000%, 01/01/2020	2,200	2,331
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	2,880	3,043
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC) Pre-refunded 01/01/2011 @ 100
5.625%, 01/01/2014(a)	1,000	1,039
Minneapolis & St. Paul Metropolitan Airports Commission, Series C (FGIC) Pre-refunded 01/01/2011 @ 100
5.125%, 01/01/2020(a)	3,095	3,263
Minnesota Public Facilities Authority Transportation
5.000%, 03/01/2012	970	1,007
Puerto Rico Commonwealth, Highway Transportation Authority, Series X (MBIA)
5.500%, 07/01/2013	1,250	1,354

		12,037

First American Funds Semiannual Report 2006       43

Schedule of  Investments continued

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Utilities – 9.9%
Chaska Electric, Series A
5.600%, 10/01/2008	$680	$700
5.650%, 10/01/2009	720	753
5.650%, 10/01/2010	760	805
4.000%, 10/01/2012	500	503
4.200%, 10/01/2015	1,000	1,013
Cohasset Pollution Control, Allete Project (RAAI)
4.950%, 07/01/2022	2,230	2,298
Princeton Public Utility System
4.100%, 04/01/2015	450	450
Rochester Electric Utility
5.000%, 12/01/2016	1,150	1,194
Shakopee Public Utilities, Series A (FSA)
4.250%, 02/01/2018	295	299
Southern Minnesota Municipal Power Agency, Series A (AMBAC)
5.000%, 01/01/2011	1,270	1,313
5.250%, 01/01/2014	3,415	3,728
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
4.240%, 01/01/2020 (c)	3,500	2,028
4.280%, 01/01/2021 (c)	5,000	2,763
Western Minnesota Municipal Power Agency, Series A (AMBAC)
5.500%, 01/01/2011	1,000	1,036
5.500%, 01/01/2012	1,000	1,067

		19,950

Total Revenue Bonds		133,141

General Obligations – 32.2%
Anoka County Capital Improvements, Series B
4.550%, 01/01/2011	1,960	2,007
Anoka County Capital Improvements, Series D
4.000%, 02/01/2018	200	199
Anoka-Hennepin Independent School District #11 (MSDCEP)
5.000%, 02/01/2014	2,000	2,098
Anoka-Hennepin Independent School District #11, Series A (MSDCEP)
5.000%, 02/01/2012	1,000	1,050
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.375%, 02/01/2013 (d)	600	630
Bloomington Independent School District #271, Series B, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.250%, 02/01/2011 (d)	1,000	1,045
Buffalo Independent School District #877, Series B (FSA) (MSDCEP)
4.500%, 02/01/2013	325	340
Cambridge Independent School District #911, Series A (MSDCEP)
4.000%, 02/01/2016	1,060	1,070
Centennial Independent School District #12, Series A (FSA) (MSDCEP)
5.000%, 02/01/2014	1,040	1,101
Crow Wing County, Series A (MBIA)
4.500%, 02/01/2014	1,480	1,552
Dakota County, Capital Improvements, Series C
4.850%, 02/01/2010	1,000	1,036
Foley Independent School District #51, School Building, Series A (MSDCEP)
4.000%, 02/01/2017	1,140	1,148
Kingsland Independent School District #2137, School Building, Series A (FSA) (MSDCEP)
4.125%, 02/01/2020	515	512
Lake Superior Independent School District #381, Series C (FSA) (MSDCEP)
4.000%, 10/01/2017	1,000	1,005
Lakeville Independent School District #194 (MSDCEP)
5.000%, 02/01/2016	2,000	2,050
Lakeville Independent School District #194, Series A, Crossover Refunded 02/01/2008 @ 100 (MSDCEP)
5.125%, 02/01/2022 (d)	1,000	1,016
Lakeville Independent School District #194, Series A, Crossover Refunded 02/01/2013 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/2022 (d)	2,435	2,592
Moorhead Independent School District #152 (MSDCEP)
5.000%, 04/01/2012	1,220	1,297
4.000%, 04/01/2015	1,100	1,116
Moorhead Independent School District #152, Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2015 (d)	3,450	3,657
5.000%, 04/01/2016 (d)	2,510	2,661
Mounds View Independent School District #621, Series A (MBIA) (MSDCEP)
5.000%, 02/01/2018	2,340	2,463
5.000%, 02/01/2019	2,565	2,700
Mounds View Independent School District #621, Series A (MSDCEP)
5.250%, 02/01/2010	1,230	1,289
Mounds View Independent School District #621, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.250%, 02/01/2012 (d)	1,000	1,057
5.350%, 02/01/2016 (d)	1,000	1,061
Northfield Independent School District #659 (MSDCEP)
4.600%, 02/01/2013	1,100	1,141
5.000%, 02/01/2015	1,295	1,364
Pequot Lakes Independent School District #186, Crossover Refunded 02/01/2012 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/2018 (d)	500	532
Perham (AMT)
5.850%, 05/01/2015	1,205	1,261
Pipestone-Jasper Independent School District #2689, Crossover Refunded 03/01/2009 @ 100 (FGIC) (MSDCEP)
5.400%, 03/01/2013 (d)	1,095	1,136
Prior Lake Independent School District #719, School Building, Series A (FSA) (MSDCEP)
4.000%, 02/01/2020 (e)	680	669
Prior Lake Independent School District #719, School Building, Series B (MBIA) (MSDCEP)
4.000%, 02/01/2020 (e)	1,000	984
Puerto Rico Commonwealth (MBIA)
6.000%, 07/01/2014	1,605	1,844
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,065
Puerto Rico Commonwealth, Series A (XLCA)
5.500%, 07/01/2017	1,000	1,139
The accompanying notes are an integral part of the financial statements.
44      First American Funds Semiannual Report 2006

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Ramsey County, Series D
5.000%, 02/01/2014	$2,000	$2,166
Robbinsdale Independent School District #281, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2020 (d)	1,215	1,286
Rochester Independent School District #535, Series A (MSDCEP)
5.000%, 02/01/2015	1,595	1,673
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 89.37 (FSA) (MSDCEP)
4.030%, 02/01/2013 (c) (d)	1,055	801
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 94.63 (FSA) (MSDCEP)
4.030%, 02/01/2012 (c) (d)	1,790	1,439
South Washington County, Independent School District #833, Series B (FSA) (MSDCEP)
5.000%, 02/01/2015	1,030	1,089
St. Louis Park Independent School District #283, Crossover Refunded 02/01/2009 @ 100 (MSDCEP)
5.250%, 02/01/2010 (d)	1,000	1,031
5.600%, 02/01/2015 (d)	725	752
St. Michael Independent School District #885, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014 (d)	1,690	1,789
5.000%, 02/01/2017 (d)	1,000	1,058
Stillwater Independent School District #834 (MSDCEP)
4.750%, 02/01/2011	2,140	2,186
Stillwater Independent School District #834, Series A (FSA) (MSDCEP)
4.500%, 02/01/2015	505	525

Total General Obligations		64,682

Certificate of Participation – 0.5%
Northeast Metropolitan Intermediate School District #916 (MLO)
4.250%, 01/01/2015	1,000	1,009

Total Municipal Bonds (Cost $191,497)		198,832

Short-Term Investments – 0.8%
Blackrock Liquidity Funds	47,829	48
Federated Minnesota Municipal Cash Trust	1,454,162	1,454

Total Short-Term Investments (Cost $1,502)		1,502

Total Investments – 99.9% (Cost $192,999)		200,334

Other Assets and Liabilities, Net – 0.1%		217

Total Net Assets – 100.0%		$200,551

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2006.

(d)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

(e)	Security purchased on a when-issued basis. On December 31, 2006, the total cost of investments purchased on a when-issued basis was $1,656 or 0.8% of total net assets. See note 2 in Notes to Financial Statements.

ACA –	American Capital Access

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2006, the aggregate market value of securities subject to the AMT was $8,130, which represents 4.1% of total net assets.

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

MLO –	Municipal Lease Obligation

MSDCEP –	Minnesota School District Credit Enhancement Program

RAAI –	Radian Asset Assurance Inc.

XLCA –	XL Capital Assurance Inc.
First American Funds Semiannual Report 2006       45

Schedule of  Investments continued

Minnesota Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 96.9%
Revenue Bonds – 89.2%
Continuing Care Retirement Communities – 2.1%
Colorado Health Facilities, Christian Living Communities, Series A
5.750%, 01/01/2026	$500	$526
5.750%, 01/01/2037	300	314
Golden Valley, Covenant Retirement Communities, Series A
5.500%, 12/01/2029	1,750	1,815
Prior Lake Senior Housing Revenue, Shepards Path Senior Housing, Series B
5.700%, 08/01/2036	1,000	1,030

		3,685

Economic Development – 4.5%
Minneapolis Community Development, Series G-3, Pre-refunded 12/01/2011 @ 100
5.450%, 12/01/2031 (a)	3,250	3,504
Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program, Series A (AMT)
5.550%, 08/01/2016	500	510
Minnesota Agricultural & Economic Development Board, Small Business Development, Series B (AMT)
7.250%, 08/01/2020	1,000	1,051
Minnesota Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
7.250%, 08/01/2020	1,385	1,456
Minnesota Agricultural & Economic Development Board, Small Business Development, Series D (AMT)
7.250%, 08/01/2020	1,120	1,178

		7,699

Education – 6.9%
Golden Valley, The Breck School
5.750%, 10/01/2014	1,000	1,047
Minneapolis, The Blake School Project
5.450%, 09/01/2021	2,000	2,109
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 5-D, Pre-refunded 05/01/2010 @ 100
6.625%, 05/01/2020 (a)	1,000	1,069
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2026	1,750	1,811
Minnesota State Higher Education Facilities Authority, St. John University, Series 6-G
5.000%, 10/01/2022	1,000	1,065
4.500%, 10/01/2026	1,000	1,006
Minnesota State Higher Education Facilities Authority, Vermilion Community College, Series 3-T
6.000%, 01/01/2013	470	474
Moorhead Educational Facilities, Concordia College, Series A
5.000%, 12/15/2021	1,070	1,139
5.000%, 12/15/2024	1,240	1,313
St. Paul Housing & Redevelopment Authority, Community Peace Academy, Series A
5.000%, 12/01/2036	800	810

		11,843

Healthcare – 29.7%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.500%, 02/01/2024	1,050	1,079
Cuyuna Range Hospital District
5.500%, 06/01/2035	350	359
Cuyuna Range Hospital District, Series A
6.000%, 06/01/2029	3,000	3,063
Duluth Economic Development Authority, Benedictine Health System
5.250%, 02/15/2028	1,000	1,052
5.250%, 02/15/2033	1,660	1,735
Fergus Falls Health Care Facilities Authority, Broen Memorial Home, Series A
7.000%, 11/01/2019	1,000	1,001
Glencoe Health Care Services Facilities Project, Glencoe Regional Health
5.000%, 04/01/2020	500	518
5.000%, 04/01/2025	1,000	1,033
5.000%, 04/01/2031	1,500	1,540
Glencoe Health Care Services Facilities Project, Glencoe Regional Health, Pre-refunded 04/01/2011 @ 101
7.500%, 04/01/2031 (a)	1,700	1,939
Madelia Hospital Revenue, Medelia Community Hospital Project
5.250%, 10/01/2031	500	503
5.300%, 10/01/2036	600	606
Maple Grove Health Care Facilities, North Memorial Health Care
5.000%, 09/01/2035	2,000	2,074
Marshall Medical Center, Weiner Memorial Medical Center Project, Series A
5.250%, 11/01/2016	305	322
5.850%, 11/01/2023	875	955
Minneapolis Healthcare System, Allina Health System, Series A
6.000%, 11/15/2023	1,500	1,656
5.750%, 11/15/2032	2,400	2,595
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A
6.375%, 11/15/2029	125	135
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A (MBIA)
5.500%, 11/15/2011	500	517
5.500%, 11/15/2017	205	212
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 (a)	3,875	4,276
Monticello, Big Lake Community Hospital, Series A
5.750%, 12/01/2019	1,000	1,020
Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	1,000	1,053
New Hope Housing & Healthcare Facilities Authority, Masonic Home North Ridge
5.750%, 03/01/2015	1,600	1,655
Northfield Housing & Redevelopment Authority, Northfield Retirement Project, Series A
5.375%, 12/01/2036	1,000	994
The accompanying notes are an integral part of the financial statements.
46      First American Funds Semiannual Report 2006

Minnesota Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Redwood Falls Hospital Revenue, Redwood Area Hospital Project
5.125%, 12/01/2036	$3,000	$3,055
Rochester Health Care Facilities, Mayo Clinic
5.000%, 11/15/2031	1,000	1,053
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	2,000	2,097
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B
5.500%, 07/01/2025	2,000	2,155
St. Paul Housing & Redevelopment Authority, Episcopal Nursing Home
5.630%, 10/01/2033	2,325	2,394
St. Paul Housing & Redevelopment Authority, Health Partners Obligated Group
5.250%, 05/15/2026	2,000	2,115
St. Paul Housing & Redevelopment Authority, HealthEast Project
6.000%, 11/15/2030	800	883
St. Paul Housing & Redevelopment Authority, Regions Hospital
5.250%, 05/15/2018	500	510
St. Paul Port Authority, HealthEast Midway Campus, Series A (MLO)
5.875%, 05/01/2030	900	931
St. Paul Port Authority, HealthEast Midway Campus, Series B (MLO)
6.000%, 05/01/2030	1,800	1,864
Stillwater Health Care, Health Systems Obligation Group
5.000%, 06/01/2035	1,000	1,038
Winona Health Care Facilities, Series A
6.000%, 07/01/2034	1,000	1,093

		51,080

Housing – 12.7%
Cottage Grove Senior Housing Revenue, PHS/Cottage Grove Inc. Project, Series A
5.000%, 12/01/2031	850	843
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project (GNMA)
5.900%, 04/20/2042	2,000	2,129
Eden Prairie Multifamily Housing, Parkway Apartments Project, Series A
5.700%, 08/20/2022	1,000	1,041
Eden Prairie Multifamily Housing, Preserve Place (GNMA)
5.500%, 01/20/2018	500	515
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Mandatory Put 02/15/2009 @100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	1,955
Hopkins Elderly Housing, St. Theresa Project, Series A (GNMA)
5.600%, 11/20/2017	500	515
Hopkins Multifamily Housing, Renaissance Project
6.250%, 04/01/2015	500	513
Maplewood Multifamily Housing, Carefree Cottages ll, Mandatory Put 04/15/2019 @ 100 (AMT) (FNMA)
4.800%, 04/15/2034	2,000	2,028
Minneapolis & St. Paul Housing Financing Board, Single Family, Series A4 (AMT) (FHLMC) (FNMA) (GNMA)
5.000%, 11/01/2038	1,000	1,025
Minnesota State Housing Finance Agency, Rental Housing, Series A
3.850%, 02/01/2013	1,430	1,434
Minnesota State Housing Finance Agency, Residential Housing, Series B (AMT)
4.750%, 07/01/2026	1,000	1,010
5.650%, 07/01/2033	750	778
Minnesota State Housing Finance Agency, Residential Housing, Series B1-RMK (AMT)
5.350%, 07/01/2033	1,385	1,425
Minnesota State Housing Finance Agency, Residential Housing, Series F (AMT)
5.400%, 07/01/2030	2,380	2,455
Minnesota State Housing Finance Agency, Single Family Mortgage, Series C (AMT)
6.100%, 07/01/2030	400	414
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.650%, 04/01/2041	1,620	1,640
Pine City Health Care & Housing Revenue, North Branch, Series A (GNMA)
5.000%, 10/20/2047	550	571
St. Louis Park, Multifamily Housing, Park Ridge Apartments (FHA) (GNMA)
5.250%, 11/01/2020	500	517
White Bear Lake, Multifamily Housing, Lake Square, Series A (FHA)
6.000%, 08/01/2020	1,020	1,042

		21,850

Lease Revenue – 5.8%
Anoka County Housing & Redevelopment Authority, Ice Arena, Series A (MLO)
4.450%, 03/15/2026	1,000	996
Lakeville Housing & Redevelopment Authority, Ice Arena Project (MLO)
4.500%, 02/01/2026	1,000	990
4.625%, 02/01/2032	585	577
New Brighton Economic Development Authority, Public Safety Facility, Leasing Project, Series A (MLO)
4.900%, 02/01/2015	850	873
5.000%, 02/01/2016	895	921
5.100%, 02/01/2017	900	927
Pine County Housing & Redevelopment Authority, Series A (MLO)
5.000%, 02/01/2028	1,000	1,033
5.000%, 02/01/2031	1,890	1,948
St. Paul Port Authority, Office Building at Robert St.-3-11 (MLO)
4.000%, 12/01/2013	1,695	1,717

		9,982

First American Funds Semiannual Report 2006       47

Schedule of  Investments continued

Minnesota Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Miscellaneous – 5.6%
Little Canada Commercial Development, RLF Minnesota Project (MLO)
5.000%, 04/01/2013	$1,040	$1,043
Minnesota State Retirement Systems Building
5.875%, 06/01/2027	7,000	7,469
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,130	1,139

		9,651

Recreational Facility Authority – 2.5%
Moorhead, Golf Course, Series B
5.875%, 12/01/2021	2,000	2,033
St. Paul Port Authority, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103
7.375%, 08/01/2029 (a)	2,000	2,172

		4,205

Tax Revenue – 2.0%
Duluth Economic Development Authority
8.000%, 08/01/2008	120	125
Minneapolis, St. Anthony Falls Project
5.650%, 02/01/2027	400	408
5.750%, 02/01/2027	300	309
Puerto Rico Commonwealth Infrastructure Financing Authority, Series B
5.000%, 07/01/2031	1,500	1,574
St. Anthony Housing & Redevelopment Authority, Silver Lake Village
5.625%, 02/01/2031	1,000	1,022

		3,438

Transportation – 2.5%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Pre-refunded 01/01/2010 @ 101 (FGIC)
5.750%, 01/01/2032 (a)	3,000	3,204
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMBAC) (AMT)
5.000%, 01/01/2019	1,000	1,059

		4,263
Utilities – 14.9%
Chaska Electric, Series A
6.100%, 10/01/2030	45	48
Chaska Electric, Series A, Pre-refunded 10/01/2010 @ 100
6.100%, 10/01/2030 (a)	4,955	5,375
Minnesota Municipal Power Agency, Electricity Revenue
5.000%, 10/01/2035	500	521
Puerto Rico Electric Power Authority, Series SS (MBIA)
5.000%, 07/01/2024	2,000	2,147
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
4.200%, 01/01/2019 (b)	4,000	2,429
4.340%, 01/01/2024 (b)	12,000	5,782
4.340%, 01/01/2025 (b)	7,000	3,231
4.360%, 01/01/2026 (b)	8,300	3,657
4.360%, 01/01/2027 (b)	3,000	1,266
Western Minnesota Municipal Power Agency (AMBAC)
5.500%, 01/01/2015	550	586
Western Minnesota Municipal Power Agency, Escrowed to Maturity (MBIA)
9.750%, 01/01/2016 (c)	410	584

		25,626

Total Revenue Bonds		153,322

General Obligations – 7.7%
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.750%, 02/01/2017 (d)	1,000	1,061
Becker Independent School District #726, Series A, Crossover Refunded 02/01/2010 @ 100 (FSA) (MSDCEP)
6.000%, 02/01/2021 (d)	1,000	1,067
Brooklyn Center Independent School District #286, Series A (MSDCEP)
4.500%, 02/01/2029	1,135	1,141
Chaska Independent School District #112, Series A, Crossover Refunded 02/01/2009 @ 100 (FSA) (MSDCEP)
5.700%, 02/01/2018 (d)	1,000	1,042
Delano Independent School District #879, Series A, Crossover Refunded 02/01/2011 @ 100 (FSA) (MSDCEP)
5.875%, 02/01/2025 (d)	1,000	1,081
Minneapolis Sports Arena
5.100%, 04/01/2013	500	509
5.100%, 10/01/2013	250	254
Perham, Disposal System (AMT)
6.000%, 05/01/2022	1,500	1,580
Sauk Rapids Independent School District #47, Series A, Crossover Refunded 02/01/2011 @ 100 (MBIA) (MSDCEP)
5.750%, 02/01/2023 (d)	2,000	2,153
St. Louis Park Independent School District #283, Crossover Refunded 02/01/2009 @ 100 (MSDCEP)
5.700%, 02/01/2017 (d)	2,000	2,077
St. Michael Independent School District #885, Series A (FSA) (MSDCEP)
4.750%, 02/01/2028	1,200	1,251

Total General Obligations		13,216

Total Municipal Bonds (Cost $157,342)		166,538

Short-Term Investments – 2.2%
Money Market Fund – 2.1%
Federated Minnesota Municipal Cash Trust	3,681,011	3,681

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
4.968%, 01/11/2007 (e)	$115	115

Total Short-Term Investments (Cost $3,796)		3,796

Total Investments – 99.1% (Cost $161,138)		170,334

Other Assets and Liabilities, Net – 0.9%		1,619

Total Net Assets – 100.0%		$171,953

The accompanying notes are an integral part of the financial statements.
48      First American Funds Semiannual Report 2006

Minnesota Tax Free Fund (concluded)

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2006.

(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(d)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

(e)	Yield shown is effective yield as of December 31, 2006.

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2006, the aggregate market value of securities subject to the AMT was $17,924, which represents 10.4% of total net assets.

FGIC –	Financial Guaranty Insurance Corporation

FHA –	Federal Housing Authority

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

MLO –	Municipal Lease Obligation

MSDCEP –	Minnesota School District Credit Enhancement Program

Missouri Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 99.6%
Revenue Bonds – 77.7%
Continuing Care Retirement Communities – 3.5%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project
5.250%, 02/01/2024	$2,000	$2,090
Illinois Financing Authority, Friendship Village, Schaumburg, Series A
5.375%, 02/15/2025	1,800	1,832
Missouri State Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior, Series A
5.375%, 02/01/2035	1,500	1,571

		5,493

Education – 7.1%
Missouri State Health & Educational Facilities Authority, University of Missouri-Columbia Arena Project
5.000%, 11/01/2019	2,540	2,668
Missouri State Health & Educational Facilities Authority, Washington University, Series A
5.000%, 02/15/2019	1,465	1,575
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Pre-refunded 06/15/2011 @ 100
5.125%, 06/15/2041 (a)	2,150	2,275
Missouri State Health & Educational Facilities Authority, Washington University, Series B
4.250%, 01/15/2035 (b)	685	659
University of Missouri, Pre-refunded 11/01/2007 @ 101
5.800%, 11/01/2027 (a)	4,000	4,111

		11,288

Healthcare – 16.3%
Barton County Hospital Revenue
5.375%, 07/01/2027	1,000	1,020
Boone County Hospital
5.050%, 08/01/2020	1,200	1,237
Cape Girardeau County Authority, Southeast Missouri Hospital Association
5.625%, 06/01/2022	1,500	1,574
Carthage Hospital Revenue
6.000%, 04/01/2038	1,000	1,021
Hannibal Industrial Development Authority Health Facilities
4.300%, 03/01/2013	1,345	1,354
5.000%, 03/01/2022	1,000	1,039
Hermann Area Hospital District Revenue
5.100%, 09/01/2031	1,000	990
Joplin Industrial Development Authority Healthcare Facilities, Freeman Health Systems Project
5.500%, 02/15/2024	2,000	2,158
Missouri State Health & Educational Facilities Authority, BJC Health Systems, Series A, Escrowed to Maturity
6.750%, 05/15/2012 (c)	3,310	3,795
Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI)
4.250%, 08/15/2013	735	748
5.000%, 08/15/2019	2,300	2,420
Missouri State Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/2012	515	535
First American Funds Semiannual Report 2006       49

Schedule of  Investments continued

Missouri Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Missouri State Health & Educational Facilities Authority, SSM Health, Series A, Pre-refunded 06/01/2008 @ 101 (MBIA)
5.000%, 06/01/2018 (a)	$1,555	$1,601
Missouri State Health & Educational Facilities Authority, SSM Health, Series B (MBIA)
5.000%, 06/01/2018	445	456
Missouri State Health & Educational Facilities Authority, St. Lukes Episcopal
5.000%, 12/01/2017 (b)	1,000	1,059
Missouri State Health & Educational Facilities Authority, St. Lukes Health Systems, Series A
5.000%, 11/15/2014	3,000	3,222
Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital
5.625%, 12/01/2035	1,000	1,018
St. Louis County Industrial Development Authority, Ranken-Jordan Project, Series A
6.625%, 11/15/2035	500	523

		25,770

Housing – 3.1%
Missouri State Housing Development Commission, Homeownership Loan Program, Series B (AMT) (GNMA) (FNMA)
4.800%, 09/01/2031	2,500	2,524
Missouri State Housing Development Commission, Homeownership Loan Program, Series C1 (AMT) (GNMA) (FNMA)
5.000%, 09/01/2037	1,000	1,023
University City Industrial Development Authority, Multifamily Housing, Series A (GNMA)
5.950%, 12/20/2025	1,400	1,416

		4,963

Lease Revenue – 16.2%
Clay County, Public Building Authority (MLO)
5.125%, 05/15/2014	2,000	2,038
Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1, Zero Coupon Bond (MLO)
4.420%, 04/15/2027 (d)	2,000	824
Kansas City Special Facilities Revenue, MCI Overhaul Base Project, Series G (AMT) (MLO)
4.750%, 09/01/2028	4,000	4,030
Missouri State Board of Public Buildings, Series A (MLO)
5.000%, 10/15/2027	1,000	1,055
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A (MBIA) (MLO)
5.000%, 05/01/2023	2,000	2,084
5.000%, 05/01/2024	5,130	5,345
5.125%, 05/01/2026	5,000	5,220
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A (MLO)
5.000%, 05/01/2017	1,000	1,045
Missouri State Financial Board Infrastructure Facilities, Branson, Series A (MLO)
5.000%, 12/01/2017	1,000	1,030
5.375%, 12/01/2022	750	782
Springfield Public Building, Capital Improvement Project (AMBAC) (MLO)
5.000%, 03/01/2024	2,000	2,111

		25,564

Miscellaneous – 1.4%
Platte County Industrial Development Transportation Authority (MLO)
4.000%, 12/01/2014	780	788
St. Louis Industrial Development Authority, St. Louis Science Center, Series A (RAAI)
4.000%, 02/15/2014	315	318
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	1,060

		2,166

Revolving Funds – 12.3%
Missouri State Environmental Improvement & Energy Resources Authority, Series A, State Revolving Fund Program, Pre-refunded 07/01/2010 @ 100
5.500%, 07/01/2016 (a)	1,875	1,989
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving Fund Program
5.500%, 07/01/2016	620	656
4.750%, 07/01/2020	2,000	2,116
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water
5.500%, 07/01/2014	2,000	2,192
5.250%, 01/01/2015	2,180	2,262
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program
5.375%, 07/01/2016	2,000	2,253
5.000%, 07/01/2023	6,655	6,955
4.750%, 07/01/2025	1,000	1,043

		19,466

Tax Revenue – 5.5%
Belton Increment Tax Revenue, Town Center Project
5.500%, 03/01/2020	250	254
5.625%, 03/01/2025	600	609
Branson Industrial Development Authority Tax Increment Revenue, Branson Landing Retail Project
5.500%, 06/01/2029	1,000	1,021
Brentwood Tax Increment Revenue, Brentwood Square Project
4.125%, 05/01/2011	250	248
Fenton Tax Increment Revenue, Gravois Bluffs Redevelopment Project
5.000%, 04/01/2014	1,000	1,048
Howard Bend Levee District (XLCA)
5.500%, 03/01/2026	1,745	2,042
Osage Beach Tax Increment Revenue, Prewitt’s Point Project
5.000%, 05/01/2023	1,455	1,445
The accompanying notes are an integral part of the financial statements.
50      First American Funds Semiannual Report 2006

Missouri Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Riverside Tax Increment Revenue, L-385 Levee Project (MLO)
5.250%, 05/01/2020	$1,000	$1,035
St. Joseph Industrial Development Authority, Tax Increment Revenue, Shoppes at North Village Project
5.375%, 11/01/2023	1,000	1,015

		8,717

Transportation – 6.5%
Missouri State Highways & Transportation Road, Series A, Pre-refunded 02/01/2011 @ 100
5.250%, 02/01/2020 (a)	5,000	5,303
Missouri State Highways & Transportation Road, Series A, Pre-refunded 02/01/2012 @ 100
5.000%, 02/01/2022 (a)	3,725	3,958
Puerto Rico Commonwealth Highway & Transportation Authority, Series K
5.000%, 07/01/2017	1,000	1,064

		10,325
Utilities – 5.8%
Kansas City Water, Series B
5.000%, 12/01/2016	2,200	2,224
Metropolitan St. Louis Sewer District, Series A (MBIA)
5.000%, 05/01/2023	1,075	1,141
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
5.000%, 01/01/2016	1,500	1,635
Missouri State Development Financial Board, Independence Water System (AMBAC)
5.000%, 11/01/2024	1,000	1,063
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Kansas City Power & Light
4.000%, 01/02/2012	1,000	996
North Central Regional Water Commission, Waterworks Systems Revenue
5.000%, 01/01/2037	2,070	2,045

		9,104

Total Revenue Bonds		122,856

General Obligations – 16.3%
Columbia School District, Crossover Refunded 03/01/2007 @ 100
6.300%, 03/01/2011 (e)	365	367
Jackson County School District #7, Lee’s Summit (MBIA) (MDDP)
4.250%, 03/01/2016	1,100	1,133
Jefferson City School District, Series A (MDDP)
6.700%, 03/01/2011	1,000	1,075
Miller County School District #2 (FSA)
5.000%, 03/01/2017	1,000	1,088
North Kansas City School District #74 (MDDP)
5.000%, 03/01/2022	1,000	1,080
Platte County School District #R-3 (MBIA)
5.000%, 03/01/2024	685	726
Platte County School District #R-3, Pre-refunded 03/01/2014 @ 100 (MBIA)
5.000%, 03/01/2024 (a)	315	341
Puerto Rico Municipal Finance Agency, Pre-refunded 08/01/2009 @ 101
5.500%, 08/01/2023 (a)	3,000	3,175
Richmond Heights, Manhasset Village Neighborhood
4.500%, 04/01/2026	690	674
St. Charles Community College (MBIA)
5.250%, 02/15/2018	1,390	1,561
St. Charles County, Francis Howell School District (FGIC) (MDDP)
5.250%, 03/01/2018	2,095	2,349
St. Joseph School District (FSA) (MDDP)
5.250%, 03/01/2017	1,500	1,675
St. Louis County
5.000%, 02/01/2012	3,250	3,458
St. Louis County Public Safety, Pre-refunded 08/15/2009 @ 100 (FGIC)
5.125%, 02/15/2017 (a)	4,185	4,347
St. Louis County Rockwood School District #R-6, Series A
5.000%, 02/01/2014	2,000	2,140
St. Louis County School District, Series A
5.000%, 03/01/2016	500	537

Total General Obligations		25,726

Certificates of Participation – 5.6%
Cottleville (MLO)
5.125%, 08/01/2026	200	203
5.250%, 08/01/2031	1,100	1,121
Gladstone, Series A (XLCA) (MLO)
4.000%, 06/01/2018	775	766
Hazelwood School District, Energy Improvements Project (MLO)
4.200%, 03/01/2013	405	410
4.500%, 03/01/2017	515	529
4.500%, 03/01/2018	445	455
Ozark Community Center Project (MLO)
4.800%, 09/01/2023	500	496
Taney County (MBIA) (MLO)
4.000%, 04/01/2016	635	639
Texas County Justice Center Project (AGTY) (MLO)
4.500%, 12/01/2025	3,660	3,680
Union, Series A (MLO)
5.200%, 07/01/2023	520	535

Total Certificates of Participation		8,834

Total Municipal Bonds (Cost $151,455)		157,416

Short-Term Investments – 0.4%
Money Market Fund – 0.4%
First American Tax Free Obligations Fund, Class Z (f)	592,939	593

U.S. Treasury Obligation – 0.0%
U.S. Treasury Bill
4.900%, 01/11/2007 (g)	$35	35

Total Short-Term Investments (Cost $628)		628

Total Investments – 100.0% (Cost $152,083)		158,044

Other Assets and Liabilities, Net – 0.0%		(40)

Total Net Assets – 100.0%		$158,004

First American Funds Semiannual Report 2006       51

Schedule of  Investments continued
Missouri Tax Free Fund (concluded)

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Security purchased on a when-issued basis. On December 31, 2006, the total cost of investments purchased on a when-issued basis was $1,728 or 1.1% of total net assets. See note 2 in Notes to Financial Statements.

(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2006.

(e)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(g)	Yield shown is effective yield as of December 31, 2006.

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2006, the aggregate market value of securities subject to the AMT was $8,637, which represents 5.5% of total net assets.

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

MDDP –	Missouri Direct Deposit Program

MLO –	Municipal Lease Obligation

RAAI –	Radian Asset Assurance Inc.

XLCA –	XL Capital Assurance Inc.

Nebraska Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.9%
Revenue Bonds – 76.0%
Continuing Care Retirement Communities – 3.5%
Colorado Health Facilities, Christian Living Communities, Series A
5.750%, 01/01/2026	$100	$105
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	200	211
North Carolina Community Health Care Facilities, Presbyterian Homes
5.400%, 10/01/2027	410	425
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	600	618

		1,359

Education – 15.9%
Nebraska Educational Finance Authority, Concordia University Project
5.350%, 12/15/2018	650	662
Nebraska Educational Finance Authority, Creighton University Project, Series A (AMBAC)
5.000%, 09/01/2009	500	511
Nebraska Educational Finance Authority, Midland Lutheran College Project
5.200%, 10/01/2020	350	359
Nebraska Educational Finance Authority, Wesleyan University Project (RAAI)
5.000%, 04/01/2017	605	630
Nebraska Utility Corporation, University of Nebraska, Lincoln Project
5.250%, 01/01/2015	1,045	1,116
University of Nebraska Facility Corporation, Medical Center Research Project
5.000%, 02/15/2015	500	528
University of Nebraska, Kearney Student Fees
5.000%, 07/01/2030	500	527
University of Nebraska, Lincoln Memorial Stadium Project, Series A
5.000%, 11/01/2015	500	532
University of Nebraska, Lincoln Student Fees
5.000%, 07/01/2022	750	785
University of Nebraska, Omaha Student Housing Project
5.000%, 05/15/2023	500	530

		6,180

Healthcare – 24.8%
Douglas County Hospital Authority #2, Girls & Boys Town Project
4.500%, 09/01/2030	1,000	988
Douglas County Hospital Authority #2, Nebraska Medical Center
5.000%, 11/15/2016	700	745
Halifax Medical Center, Florida, Hospital Revenue, Series A
5.000%, 06/01/2038	600	613
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	600	638
Inver Grove Heights, Minnesota, Nursing Home Revenue, Presbyterian Homes Care
5.500%, 10/01/2033	275	279
The accompanying notes are an integral part of the financial statements.
52      First American Funds Semiannual Report 2006

Nebraska Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	$200	$202
Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	400	414
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
4.250%, 06/01/2022	600	583
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project, Series A (AMBAC)
5.000%, 06/01/2019	500	519
5.125%, 06/01/2021	1,200	1,249
Madison County Hospital Authority #1, Faith Regional Health Services Project (RAAI)
5.500%, 07/01/2021	1,000	1,064
Nebraska Investment Finance Authority, Great Plains Regional Medical Center (RAAI)
5.200%, 11/15/2016	250	263
5.300%, 11/15/2017	805	851
New Hampshire Health & Educational Facilities Authority, The Memorial Hospital
5.250%, 06/01/2036	150	156
Platte County Hospital Authority #1, Columbus Community Hospital Project (RAAI)
5.850%, 05/01/2014	650	693
University of Alabama at Birmingham, Hospital Revenue, Series A
4.500%, 09/01/2031	400	396

		9,653

Housing – 5.7%
Nebraska Investment Finance Authority, Single Family Housing, Series A (AMT)
5.150%, 03/01/2016	340	350
Nebraska Investment Finance Authority, Single Family Housing, Series C (AMT)
4.400%, 09/01/2020	680	680
Nebraska Investment Finance Authority, Single Family Housing, Series D (AMT)
4.950%, 09/01/2026	500	512
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments (GNMA)
5.150%, 11/20/2022	655	678

		2,220

Miscellaneous – 1.9%
Aleutians East Burough Project, Aleutian Pribilof Islands, Alaska (ACA)
5.500%, 06/01/2036	400	427
Washington County Wastewater Facilities, Cargill Income Project (AMT)
5.900%, 11/01/2027	300	326

		753

Recreational Facility Authority – 6.3%
Douglas County Zoo Facility, Omaha Henry Doory Zoo Project
4.750%, 09/01/2024	1,365	1,388
Omaha Convention Hotel Corporation, Series A (AMBAC)
5.125%, 04/01/2026	1,000	1,052

		2,440

Revolving Funds – 1.5%
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund
5.150%, 01/01/2016	580	593

Tax Revenue – 2.9%
Ohio County, West Virginia, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B
5.625%, 03/01/2036	200	207
Omaha Special Tax Revenue, Series A
5.125%, 02/01/2032	500	526
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment
5.000%, 02/01/2026	400	416

		1,149

Utilities – 13.5%
Alliance Electrical Systems (AMBAC)
5.000%, 12/15/2014	260	265
5.100%, 12/15/2015	460	469
Burt County Public Power District Electric Systems
4.850%, 07/01/2026	335	339
Cuming County Public Power District Electric Systems
3.900%, 12/01/2014	130	129
Grand Island Electrical Systems (MBIA)
5.125%, 08/15/2016	750	792
Hastings Electrical Systems (FSA)
5.000%, 01/01/2015	250	262
Lincoln Electrical Systems
5.000%, 09/01/2015	500	527
5.000%, 09/01/2026	250	263
Omaha Public Power District, Nebraska City, Series A (AMBAC)
4.550%, 02/01/2026	750	759
Omaha Public Power Electrical Systems, Escrowed to Maturity
6.200%, 02/01/2017 (a)	210	243
Omaha Sanitation & Sewer (MBIA)
4.250%, 11/15/2029	1,250	1,211

		5,259

Total Revenue Bonds		29,606
General Obligations – 19.6%
Brown County
4.350%, 06/15/2026 (b)	200	197
4.700%, 12/15/2026	400	403
Douglas County School District #10, Elkhorn Public Schools
4.500%, 07/15/2026	500	503
Douglas County School District #17, Millard Public Schools, Series A (FSA)
4.500%, 06/15/2025	250	251
Douglas County School District #54, Ralston Public Schools (FSA)
5.000%, 12/15/2016	845	889
Hayes County School District #79
4.550%, 11/15/2022	170	171
4.600%, 11/15/2023	180	181
La Vista
4.800%, 12/15/2026	345	348
La Vista, Off-Street Parking
4.700%, 04/15/2025	500	502
First American Funds Semiannual Report 2006       53

Schedule of  Investments continued

Nebraska Tax Free Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

Lancaster County School District #1, Lincoln Public Schools
5.000%, 01/15/2017	$750	$793
5.250%, 07/15/2019	220	232
Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental
4.500%, 10/15/2026	750	752
Omaha-Douglas Public Building
4.900%, 05/01/2016	500	522
5.100%, 05/01/2020	300	315
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	400	426
Saunders County (FSA)
5.000%, 11/01/2030	650	671
Scotts Bluff County
4.550%, 01/15/2026	500	505

Total General Obligation Bonds		7,661

Certificates of Participation – 3.3%
Western Nebraska Community College (MLO)
4.700%, 10/15/2010	295	297
4.800%, 10/15/2011	195	196
4.900%, 10/15/2012	250	252
5.000%, 10/15/2013	300	302
5.100%, 10/15/2014	250	252

		1,299

Total Municipal Bonds (Cost $37,321)		38,566

Short-Term Investments – 0.8%
Money Market Fund – 0.7%
First American Tax Free Obligations Fund, Class Z (c)	248,206	248

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
5.014%, 01/11/2007 (d)	$50	50

Total Short Term Investments (Cost $298)		298

Total Investments – 99.7% (Cost $37,619)		38,864

Other Assets and Liabilities, Net – 0.3%		111

Total Net Assets – 100.0%		$38,975

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(b)	Security purchased on a when-issued basis. On December 31, 2006, the total cost of investments purchased on a when-issued basis was $197 or 0.5% of total net assets. See note 2 in Notes to Financial Statements.

(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(d)	Yield shown is effective yield as of December 31, 2006.

ACA –	American Capital Access

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2006, the aggregate market value of securities subject to the AMT was $1,868, which represents 4.8% of total net assets.

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

MLO –	Municipal Lease Obligation

RAAI –	Radian Asset Assurance Inc.

Ohio Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 97.5%
Revenue Bonds – 58.4%
Continuing Care Retirement Community – 6.1%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A
5.000%, 07/01/2026	$800	$825
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A (RAAI)
5.125%, 07/01/2022	500	521
Hamilton County Health Care, Ref-Life Enriching Communities Project, Series A
5.000%, 01/01/2027	400	408
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	400	412
Toledo-Lucas County Port Authority Facilities, St. Mary Woods Project, Series A
6.000%, 05/15/2024	400	410

		2,576

Education – 17.5%
Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy
5.000%, 10/01/2025	250	262
Ohio State Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/2013	750	782
Ohio State Higher Educational Facilities, College of Wooster Project
5.000%, 09/01/2020	400	422
Ohio State Higher Educational Facilities, Mount Union College Project
5.000%, 10/01/2031	1,000	1,044
Ohio State Higher Educational Facilities, Ohio Northern University Project
5.000%, 05/01/2026	1,000	1,054
Ohio State Higher Educational Facilities, Wittenburg University Project
5.000%, 12/01/2024	505	520
Ohio State Higher Educational Facilities, Xavier University Project (FGIC)
5.250%, 05/01/2016	1,000	1,074
Ohio State University, Series B
5.250%, 06/01/2016	1,000	1,085
University of Cincinnati, Series A (FGIC)
5.500%, 06/01/2014	1,000	1,080

		7,323

Healthcare – 11.5%
Akron, Bath & Copley Joint Township Hospital Facilities, Summa Health Systems, Series A (RAAI)
5.250%, 11/15/2016	800	862
Butler County Hospital Facilities, Cincinnati Children’s Hospital, Series K (FGIC)
4.250%, 05/15/2030	500	479
Erie County Hospital Facilities, Firelands Regional Medical Center, Series A
5.500%, 08/15/2022	500	531
Fairfield County Hospital Facilities, Fairfield Medical Center (RAAI)
5.000%, 06/15/2022	500	517
The accompanying notes are an integral part of the financial statements.
54      First American Funds Semiannual Report 2006

Ohio Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Hamilton County Hospital Facilities, Children’s Medical Center, Series F (FGIC)
5.200%, 05/15/2009	$1,000	$1,019
Lorain County Hospital, Catholic Healthcare
5.500%, 10/01/2017	350	376
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2018	125	133
5.250%, 05/15/2026	250	264
Richland County Hospital Facilities, Medcentral Health Systems
5.250%, 11/15/2036	600	636

		4,817

Housing – 2.4%
Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series E (AMT) (FNMA) (GNMA)
4.850%, 09/01/2026	1,000	1,021

Lease Revenue – 7.1%
Cleveland-Cuyahoga County Port Authority, Rita Project (MLO) (RAAI)
5.000%, 11/15/2019	750	789
Ohio State Building Authority, State Facility, Administration Building Fund, Series A (FSA) (MLO)
5.500%, 04/01/2016	1,000	1,083
Riversouth Authority Revenue, Riversouth Area Redevelopment, Series A (MLO)
5.250%, 12/01/2017	1,000	1,084

		2,956

Miscellaneous – 2.8%
Aleutians East Burough Project, Aleutian Pribilof Islands, Alaska (ACA)
5.500%, 06/01/2036	150	160
Toledo-Lucas County Port Authority Facilities, Cargill Income Project, Series B
4.500%, 12/01/2015	1,000	1,024

		1,184

Revolving Funds – 5.0%
Ohio State Water Development Authority, Escrowed to Maturity (AMBAC)
5.800%, 12/01/2011 (a)	1,000	1,018
Ohio State Water Development Authority, Water Pollution Control, Pre-refunded 06/01/2012 @ 100
5.050%, 12/01/2021 (b)	1,000	1,068

		2,086

Tax Revenue – 1.0%
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	400	420

Utilities – 5.0%
Hamilton Electric Systems, Series A
4.300%, 10/15/2016	1,000	1,029
Montgomery County Water, Greater Moraine Beaver (AMBAC)
5.375%, 11/15/2016	1,000	1,083

		2,112

Total Revenue Bonds		24,495
General Obligations – 35.9%
Cincinnati
5.000%, 12/01/2016	1,000	1,056
5.000%, 12/01/2017	1,000	1,051
Cincinnati School District, Classroom Construction & Improvement
5.250%, 12/01/2019	535	607
Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC)
5.000%, 12/01/2011	500	530
Ohio State Common Schools, Series A (FGIC)
5.125%, 09/15/2022	1,750	1,848
Ohio State Higher Education, Series A
5.000%, 02/01/2019	1,000	1,043
5.000%, 08/01/2022	1,000	1,047
Ohio State Higher Education, Series B
5.000%, 11/01/2015	1,000	1,055
Ohio State Higher Educational Facilities, John Carroll University Project
5.000%, 04/01/2019	1,000	1,066
Ohio State Infrastructure Improvement, Series A
5.500%, 02/01/2020	1,000	1,161
Ohio State Parks & Recreational Facilities, Series II-A
5.250%, 02/01/2020	1,000	1,089
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	260	277
Solon
5.000%, 12/01/2021	1,000	1,060
Springfield City School District (FGIC)
5.200%, 12/01/2023	1,000	1,076
Toledo City School District, School Facilities Improvement (FSA)
5.000%, 12/01/2014	1,000	1,075

Total General Obligations		15,041

Certificate of Participation – 3.2%
Midview Local School District, School Buildings Facilities Project (MLO)
5.250%, 11/01/2017	1,270	1,352

Total Municipal Bonds (Cost $39,603)		40,888

Short-Term Investments – 2.0%
Money Market Fund – 1.9%
Federated Ohio Municipal Cash Trust	778,648	779

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
4.931%, 01/11/2007 (c)	$25	25

Total Short Term Investments (Cost $804)		804

Total Investments – 99.5% (Cost $40,407)		41,692

Other Assets and Liabilities, Net – 0.5%		242

Total Net Assets – 100.0%		$41,934

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(b)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c)	Security has been deposited as initial margin on open futures contract. Yield shown is effective yield as of December 31, 2006. See note 2 in Notes to Financial Statements.
First American Funds Semiannual Report 2006       55

Schedule of  Investments continued
Ohio Tax Free Fund (concluded)

ACA –	American Capital Access

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2006 the aggregate market value of securities subject to the AMT was $1,021, which represents 2.4% of total net assets.

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MLO –	Municipal Lease Obligation

RAAI –	Radian Asset Assurance Inc.
Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Sold	Value	Month	Appreciation

U.S. Treasury 10 Year Note Futures	(20)	$(2,149)	March 2007	$23

Oregon Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 97.8%
Revenue Bonds – 37.9%
Continuing Care Retirement Communities – 3.2%
Clackamas County Hospital Facilities Authority, Mary’s Woods, Series A, Pre-refunded 05/15/2009 @ 102
6.125%, 05/15/2013 (a)	$1,000	$1,075
Clackamas County Hospital Facilities Authority, Robison Jewish Home
5.125%, 10/01/2024	1,000	1,022
Multnomah County Hospital Facilities Authority, Terwilliger Plaza Project, Series A
5.250%, 12/01/2026	1,000	1,031
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Oregon Baptist Retirement Homes
8.000%, 11/15/2026	890	906

		4,034

Economic Development – 1.2%
Port Morrow
6.250%, 06/01/2015	1,500	1,501

Education – 4.3%
Forest Grove Campus Improvement, Pacific University Project, Series A (RAAI)
5.000%, 05/01/2022	3,130	3,289
Multnomah County Educational Facilities, University of Portland (AMBAC)
5.700%, 04/01/2015	1,000	1,047
Oregon State Facilities Authority, Linfield College Project, Series A
5.000%, 10/01/2025	1,000	1,039

		5,375

Healthcare – 7.9%
Clackamas County Hospital Facilities Authority, Legacy Health Systems
5.250%, 02/15/2011	2,000	2,090
5.375%, 02/15/2012	1,000	1,044
Klamath Falls Community Hospital Authority, Merle West Medical Center Project (AGTY)
4.750%, 09/01/2020	2,025	2,119
Medford Hospital Facilities Authority, Asante Health Systems, Series A (MBIA)
5.250%, 08/15/2011	325	335
5.375%, 08/15/2012	320	330
Multnomah County Hospital Facilities Authority, Providence Health Systems
5.250%, 10/01/2022	1,000	1,072
Salem Hospital Facilities Authority, Pre-refunded 08/15/2008 @ 101
5.250%, 08/15/2014 (a)	1,000	1,036
Salem Hospital Facilities Authority, Salem Hospital Project, Series A
5.000%, 08/15/2027	1,000	1,054
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	690	727

		9,807

Housing – 2.1%
Oregon State Housing & Community Services, Series A
6.000%, 07/01/2016	5	5
6.400%, 07/01/2018	220	222
The accompanying notes are an integral part of the financial statements.
56      First American Funds Semiannual Report 2006

Oregon Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Oregon State Housing & Community Services, Series E (FHA)
5.750%, 07/01/2013	$325	$330
Oregon State Housing & Community Services, Single Family, Series A
4.050%, 01/01/2018	355	356
Portland Housing Authority, Pearl Court Project (AMT)
4.000%, 01/01/2011	230	229
4.050%, 01/01/2012	235	234
4.100%, 01/01/2013	245	244
4.150%, 01/01/2014	200	199
4.200%, 01/01/2015	270	269
4.250%, 01/01/2016	280	279
4.300%, 01/01/2017	290	289

		2,656

Recreational Facility Authority – 0.9%
Portland Urban Renewal & Redevelopment, Convention Center, Series A (AMBAC)
5.750%, 06/15/2015	1,000	1,074

Tax Revenue – 2.4%
Medford Urban Renewal Agency
4.500%, 06/01/2013	1,010	1,039
Oregon State Department of Administrative Services Lottery, Series A (FSA)
5.000%, 04/01/2012	1,050	1,091
Seaside Urban Renewal Agency, Greater Seaside Urban Renewal
4.750%, 06/01/2015	280	292
Tri-County Metropolitan Transportation District, Series 1, Escrowed to Maturity (MGT)
4.900%, 06/01/2009 (b)	500	515

		2,937

Transportation – 7.5%
Oregon State Department of Transportation, Highway User Tax, Pre-refunded 11/15/2010 @ 100
5.125%, 11/15/2014 (a)	2,260	2,379
Oregon State Department of Transportation, Highway User Tax, Series A
5.000%, 11/15/2020	1,085	1,162
5.000%, 11/15/2024	1,325	1,411
Oregon State Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/2012 @ 100
5.500%, 11/15/2016 (a)	1,000	1,097
Portland International Airport, Series 12-A (FGIC)
5.250%, 07/01/2011	1,165	1,209
5.250%, 07/01/2012	2,000	2,068

		9,326

Utilities – 8.4%
Eugene Electric Utilities (FSA)
5.000%, 08/01/2011	1,305	1,315
4.800%, 08/01/2013	690	701
Lane County Metropolitan Wastewater Management (FGIC)
5.000%, 11/01/2021	820	887
Port of St. Helens Pollution Control, Portland General Electric
4.800%, 04/01/2010	2,450	2,461
4.800%, 06/01/2010	400	402
Portland Water Systems, Second Lien, Series A (MBIA)
4.375%, 10/01/2024	1,635	1,645
Washington County Clean Water Services (MBIA)
5.000%, 10/01/2014	1,000	1,084
Washington County Clean Water Services (FGIC)
5.125%, 10/01/2014	1,790	1,895

		10,390

Total Revenue Bonds		47,100

General Obligations – 53.8%
Chemeketa Community College District, Escrowed to Maturity (FGIC)
5.500%, 06/01/2013 (b)	2,170	2,394
Clackamas Community College District (MBIA)
5.000%, 05/01/2019	1,145	1,242
Clackamas County School District #7, Lake Oswego, Pre-refunded 06/01/2011 @ 100
5.500%, 06/01/2012 (a)	1,240	1,331
Clackamas County School District #7J, Lake Oswego (FSA)
5.250%, 06/01/2025	200	230
Clackamas County School District #86, Canby (FSA) (SBG)
5.000%, 06/15/2018	1,000	1,081
5.000%, 06/15/2021	1,305	1,402
Clackamas County School District #86, Canby, Pre-refunded 06/15/2010 @ 100 (SBG)
5.500%, 06/15/2015 (a)	1,835	1,944
Clackamas County School District #115, Series A, Zero Coupon Bond (MBIA) (SBG)
4.588%, 06/15/2024 (c)	2,430	1,100
Clackamas County School District #115, Series B (MBIA) (SBG)
4.500%, 06/15/2021	1,975	2,027
Columbia River Fire & Rescue District (AMBAC)
5.000%, 01/01/2029	465	501
Deschutes & Jefferson Counties School District #2, Pre-refunded 06/15/2011 @ 100
5.500%, 06/15/2014 (a)	1,725	1,855
Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (SBG)
5.000%, 06/15/2013	1,250	1,342
Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (FGIC) (SBG)
4.260%, 06/15/2021 (c)	1,000	544
Deschutes County (FSA)
5.000%, 12/01/2014	1,755	1,872
Hood River County School District (SBG)
5.250%, 06/15/2016	1,030	1,093
Jackson County School District #549, Medford (SBG)
5.000%, 06/15/2012	2,000	2,128
Lake Oswego (MBIA)
5.250%, 06/01/2013	1,035	1,127
Lane & Douglas Counties School District #97-J (FGIC) (SBG)
5.375%, 06/15/2016	1,235	1,388
Lane County School District #19, Springfield, Zero Coupon Bond (FSA) (SBG)
4.502%, 06/15/2024 (c)	2,555	1,166
Lane County School District #40, Creswell (SBG)
5.000%, 06/15/2011	1,120	1,168
First American Funds Semiannual Report 2006       57

Schedule of  Investments continued

Oregon Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Lane County School District #52, Bethel, Pre-refunded 06/15/2010 @ 100 (SBG)
5.350%, 06/15/2011 (a)	$1,285	$1,355
Linn County Community School District, Pre-refunded 06/15/2013 @ 100 (FGIC) (SBG)
5.550%, 06/15/2021 (a)	1,000	1,108
McMinnville School District #40 (FSA)
5.500%, 06/15/2012	620	676
5.500%, 06/15/2013	1,000	1,100
Metro
5.250%, 09/01/2014	1,000	1,070
Morrow County School District #1 (FSA) (SBG)
5.000%, 06/15/2014	605	653
Multnomah County, Series A, Pre-refunded 04/01/2010 @ 100
5.125%, 04/01/2013 (a)	1,000	1,045
Multnomah County School District #7, Reynolds, Pre-refunded 06/15/2011 @ 100 (SBG)
5.625%, 06/15/2015 (a)	1,000	1,081
Multnomah-Clackamas County School District #10, Gresham-Barlow, Pre-refunded 06/15/2011 @ 100 (FSA) (SBG)
5.500%, 06/15/2013 (a)	1,780	1,914
Multnomah-Clackamas County School District #10JT, Gresham-Barlow (FSA) (SBG)
5.250%, 06/15/2017	1,000	1,119
Multnomah-Clackamas County School District #28-302, Centennial, Pre-refunded 06/15/2011 @ 100 (FGIC) (SBG)
5.500%, 06/15/2014 (a)	1,500	1,613
Multnomah-Clackamas County School District #28JT, Zero Coupon Bond (AMBAC)
4.023%, 06/01/2016 (c)	1,000	683
Oregon State Board of Higher Education, Series D
5.000%, 08/01/2020	1,000	1,066
Oregon State Pollution Control, Series A
4.875%, 11/01/2011	455	459
Portland Community College Services, Pre-refunded 06/01/2011 @ 100
5.375%, 06/01/2015 (a)	1,375	1,471
Portland Emergency Facilities, Series A
5.000%, 06/01/2012	1,060	1,091
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,065
Puerto Rico Public Buildings Authority, Series J, Mandatory Put 07/01/2012 @ 100 (AMBAC) (COMGTY)
5.000%, 07/01/2036	1,000	1,063
Salem-Keizer School District #24-J (FSA)
5.100%, 06/01/2012	2,000	2,039
Salem-Keizer School District #24-J, Pre-refunded 06/01/2009 @ 100 (SBG)
5.250%, 06/01/2012 (a)	1,000	1,039
Tri-County Metropolitan Transportation District, Light Rail Extension, Series A
5.250%, 07/01/2012	1,000	1,045
Tualatin Hills Park & Recreation District (FGIC)
5.750%, 03/01/2013	870	968
Umatilla County School District #016-R, Pendleton (FGIC)
5.250%, 07/01/2014	1,540	1,692
Wasco County School District #12
5.500%, 06/15/2014	1,080	1,202
Washington, Multnomah & Yamill Counties School District #1-J
5.000%, 11/01/2014	1,000	1,085
Washington, Multnomah & Yamill Counties School District #1-J, Pre-refunded 06/01/2009 @ 100
5.250%, 06/01/2012 (a)	1,185	1,231
Washington & Clackamas Counties School District #23-J, Tigard (FGIC)
5.500%, 06/01/2013	1,000	1,103
Washington & Clackamas Counties School District #23-J, Tigard, Zero Coupon Bond
3.908%, 06/15/2014 (c)	1,030	772
Washington County
5.000%, 06/01/2022	2,000	2,178
Washington County School District #48-J, Beaverton, Series A (FSA)
5.000%, 06/01/2016	1,500	1,623
Wilsonville
5.000%, 12/01/2010	110	111
Yamill County School District #29-J, Newberg (FGIC) (SBG)
5.250%, 06/15/2015	2,010	2,225
5.250%, 06/15/2016	1,835	2,045

Total General Obligations		66,925

Certificates of Participation – 6.1%
Multnomah County (MLO)
4.750%, 08/01/2011	1,685	1,727
Oregon State Department of Administrative Services, Series A (AMBAC) (MLO)
5.000%, 05/01/2014	1,240	1,286
Oregon State Department of Administrative Services, Series A (FSA) (MLO)
5.000%, 05/01/2014	1,200	1,279
Oregon State Department of Administrative Services, Series A (FGIC) (MLO)
5.000%, 11/01/2018	1,060	1,156
Oregon State Department of Administrative Services, Series B (AMBAC) (MLO)
5.000%, 11/01/2011	315	321
Oregon State Department of Administrative Services, Series B (FSA) (MLO)
5.000%, 05/01/2018	1,680	1,790

Total Certificates of Participation		7,559

Total Municipal Bonds (Cost $118,265)		121,584

Short-Term Investments – 1.7%
Money Market Fund – 1.7%
First American Tax Free Obligations Fund, Class Z (d)	2,137,566	2,138

U.S. Treasury Obligation – 0.0%
U.S. Treasury Bill
4.900%, 01/11/2007 (e)	$10	10

Total Short-Term Investments (Cost $2,148)		2,148

Total Investments – 99.5% (Cost $120,413)		123,732

Other Assets and Liabilities, Net – 0.5%		609

Total Net Assets – 100.0%		$124,341

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
The accompanying notes are an integral part of the financial statements.
58      First American Funds Semiannual Report 2006

Oregon Intermediate Tax Free Fund (concluded)

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2006.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(e)	Yield shown is the effective yield as of December 31, 2006.
AGTY – Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2006, the aggregate market value of securities subject to the AMT was $1,743, which represents 1.4% of total net assets.

COMGTY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FHA –	Federal Housing Authority

FSA –	Financial Security Assurance

MBIA –	Municipal Bond Insurance Association

MGT –	Morgan Guaranty Trust

MLO –	Municipal Lease Obligation

RAAI –	Radian Asset Assurance Inc.

SBG –	School Board Guaranty

Short Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 100.1%
Alabama – 0.6%
General Obligation – 0.6%
Mobile Warrant, Escrowed to Maturity
6.200%, 02/15/2007 (a)	$1,280	$1,284

Arizona – 3.3%
Revenue Bonds – 3.3%
Glendale Industrial Development Authority
4.250%, 05/15/2008	1,240	1,245
Maricopa County Hospital, Sun Health Corporation
5.000%, 04/01/2011	3,815	3,945
University Medical Center (PUFG)
5.000%, 07/01/2007	300	301
5.000%, 07/01/2008	700	709
5.000%, 07/01/2009	500	511

		6,711

California – 3.4%
Revenue Bonds – 0.8%
California Statewide Community Development Authority, Daughters of Charity Health
5.000%, 07/01/2009	500	512
Contra Costa Transportation Authority, Series A, Escrowed to Maturity
6.875%, 03/01/2007 (a)	1,070	1,076

		1,588

General Obligation – 2.6%
California State
5.000%, 09/01/2011	5,000	5,285

		6,873

Colorado – 0.7%
Revenue Bonds – 0.7%
Colorado Health Facilities Authority, Covenant Retirement Communities
4.500%, 12/01/2009	500	505
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2010	435	448
Colorado Health Facilities Authority, Vail Valley Medical Center Project
4.000%, 01/15/2007	500	500

		1,453

District of Columbia – 0.3%
General Obligation – 0.3%
District of Columbia, Series A
5.000%, 06/01/2007	630	634

Florida – 13.1%
Revenue Bonds – 13.1%
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.000%, 07/01/2010	15,000	15,656
Florida State Department of Environmental Protection Preservation, Florida Forever, Series B (MBIA)
5.000%, 07/01/2011	10,000	10,535

		26,191

First American Funds Semiannual Report 2006       59

Schedule of  Investments continued

Short Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Georgia – 1.1%
Revenue Bond – 1.1%
Cartersville Development Authority, Sewer Facilities, Anheuser Busch (AMT)
5.625%, 05/01/2009	$2,075	$2,154

Illinois – 7.8%
Revenue Bonds – 6.6%
Chicago Sales Tax Revenue
5.000%, 01/01/2011	3,165	3,317
Illinois Educational Facilities Authority, Art Institute of Chicago, Pre-refunded 03/01/2008 @ 100
3.100%, 03/01/2034 (b)	565	560
Illinois Educational Facilities Authority, Art Institute of Chicago, Unrefunded, Mandatory Put 03/01/2008 @ 100
3.100%, 03/01/2034	1,435	1,419
Illinois Development Finance Authority, People’s Gas, Light & Coke, Series B, Mandatory Put 02/01/2008 @ 100 (AMBAC)
3.050%, 02/01/2033	3,000	2,977
Illinois Finance Authority, Clare at Watertower Project, Series A
5.100%, 05/15/2011	1,000	998
Illinois Finance Authority, DePaul University, Series A
5.000%, 10/01/2007	1,000	1,009
5.000%, 10/01/2009	2,355	2,421
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.000%, 05/15/2011	500	500

		13,201

General Obligations – 1.2%
Cook County High Schol District #209,
Convertible CABs (FSA) 0.000% through 11/30/2007, thereafter 4.000%, 12/01/2008 (c)	1,485	1,451
Lake County School District #112, Highland Park
9.000%, 12/01/2007	1,000	1,047

		2,498

		15,699

Indiana – 3.6%
Revenue Bond – 3.6%
Indiana Health Facility Financing Authority, Ascension Health Credit
5.000%, 05/01/2009	7,000	7,208

Iowa – 0.5%
Revenue Bond – 0.5%
Iowa Finance Authority Health Facilities, Care Initiatives Project, Series A
5.000%, 07/01/2009	1,000	1,013

Kansas – 0.7%
Revenue Bond – 0.7%
Augusta Electric Generating & Distribution System, Escrowed to Maturity
6.700%, 11/15/2007 (a)	1,440	1,458

Kentucky – 0.2%
Revenue Bonds – 0.2%
Kentucky State Turnpike Authority, Escrowed to Maturity
6.125%, 07/01/2007 (a)	115	117
Owensboro Electric, Light & Power, Escrowed to Maturity
6.850%, 01/01/2008 (a)	305	309

		426

Louisiana – 1.1%
Revenue Bond – 1.1%
Tangipahoa Parish Hospital District #1, North Oaks Medical Center Project
5.000%, 02/01/2011	2,035	2,107

Michigan – 0.1%
Revenue Bond – 0.1%
Michigan State Hospital Finance Authority, Harper-Grace Hospital, Escrowed to Maturity
7.125%, 05/01/2009 (a)	245	255

Minnesota – 2.4%
Revenue Bonds – 2.4%
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Mandatory Put 02/15/2009 @ 100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	1,954
Minnesota Municipal Power Agency
4.500%, 10/01/2010	1,000	1,026
Minnesota State Higher Education Facilities Authority, Series 4S, Mandatory Put 04/01/2008 @ 100 (LOC: Allied Irish Bank)
4.600%, 04/01/2028 (d)	815	822
Monticello, Big Lake Community Hospital District, Series C
4.250%, 12/01/2007	440	441
Northwestern Mutual Life Insurance Company Tax-Exempt Mortgage Trust #1 (LOC: Credit Suisse First Boston)
7.605%, 02/01/2009 (d)	16	16
St. Paul Port Authority Lease Revenue, HealthEast Midway Campus (MLO)
5.000%, 05/01/2010	555	560

		4,819

Mississippi – 1.5%
General Obligation – 1.5%
Mississippi State, Escrowed to Maturity
6.200%, 02/01/2008 (a)	2,980	3,045

Missouri – 2.6%
Revenue Bond – 1.9%
Illinois Missouri Bi-state Development Agency, Metropolitan District, Mandatory Put 10/01/2009 @ 100 (LOC: JP Morgan Chase Bank)
3.950%, 10/01/2035	2,500	2,514
Osage Beach Tax Increment, Prewitt’s Point Project
4.625%, 05/01/2011	1,290	1,283

		3,797

The accompanying notes are an integral part of the financial statements.
60      First American Funds Semiannual Report 2006

Short Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

General Obligations – 0.7%
Blue Springs Neighborhood Improvements, Series A
4.125%, 03/01/2009	$1,500	$1,501

		5,298

Nebraska – 1.0%
Revenue Bonds – 1.0%
Douglas County Hospital Authority #002, Nebraska Medical Center (GTY)
5.000%, 11/15/2007	1,000	1,009
5.000%, 11/15/2008	1,000	1,019

		2,028

Nevada – 2.9%
Revenue Bonds – 2.9%
Clark County Pollution Control, Series A, Mandatory Put 03/02/2009 @ 100 (AMT)
3.250%, 06/01/2031	3,000	2,928
Clark County Pollution Control, Series C, Mandatory Put 03/02/2009 @ 100 (AMT)
3.250%, 06/01/2031	3,000	2,928

		5,856

New Jersey – 4.0%
Revenue Bonds – 4.0%
New Jersey Economic Development Authority, Cigarette Tax
5.000%, 06/15/2007	2,000	2,010
New Jersey Healthcare Facilities Financing Authority, Capital Health Systems, Series A
5.000%, 07/01/2007	2,465	2,478
5.000%, 07/01/2008	1,585	1,607
New Jersey State Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 (a)	1,895	1,894

		7,989

New Mexico – 1.0%
Revenue Bond – 1.0%
Gallup Pollution Control, Tri-state Generation (AMBAC)
5.000%, 08/15/2010	1,910	1,989

New York – 4.5%
Revenue Bonds – 2.7%
Monroe County Airport Authority, Greater Rochester International (AMT) (MBIA)
5.000%, 01/01/2009	1,175	1,203
New York State Dormitory Authority, Rochester General Hospital
5.000%, 12/01/2010	1,970	2,053
New York Urban Development, Correctional & Youth Facilities, Series A, Mandatory Put 01/01/2009 @ 100 (MLO)
5.250%, 01/01/2021	2,000	2,059

		5,315

General Obligation – 1.8%
New York, Series A
5.000%, 08/01/2011	3,435	3,613

		8,928

North Carolina – 2.3%
Revenue Bonds – 2.3%
North Carolina Medical Care Commission, Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.000%, 10/01/2007	410	412
5.000%, 10/01/2008	1,530	1,545
North Carolina Medical Care Commission, Health Care Facilities, Series A
2.500%, 11/01/2007	1,000	989
University North Carolina Chapel Hill, University Hospital, Series A
5.000%, 02/01/2010	1,060	1,098
5.000%, 02/01/2011	500	522

		4,566

Ohio – 2.5%
Revenue Bond – 2.5%
Allen County Economic Development, Young Men’s Christian Association, Mandatory Put 04/14/2008 @ 100
3.000%, 04/15/2018 (d)	5,000	4,947

Oklahoma – 0.6%
Revenue Bond – 0.6%
Ponca City Utility Authority, Escrowed to Maturity
6.000%, 07/01/2008 (a)	1,110	1,150

Oregon – 7.9%
Revenue Bond – 7.9%
Oregon State Department of Administrative Services (FSA)
5.000%, 09/01/2011	15,000	15,862

Pennsylvania – 3.5%
Revenue Bonds – 3.5%
Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series A
3.450%, 08/15/2007	300	298
Hampden Township Sewer Authority, Escrowed to Maturity
6.150%, 04/01/2007 (a)	760	764
Pennsylvania Higher Education Facilities Authority, University of Pennsylvania, Health Systems, Series B
5.000%, 08/15/2008	5,000	5,088
Ringgold School District Authority, Escrowed to Maturity
6.700%, 01/15/2008 (a)	815	831

		6,981

Puerto Rico – 2.2%
General Obligation – 2.2%
Puerto Rico Commonwealth, Series C, Mandatory Put 07/01/2008 @ 100
5.000%, 07/01/2018	4,250	4,315

South Carolina – 0.4%
Revenue Bond – 0.4%
Charleston County Hospital Facilities, Carealliance Health Services, Series A
5.000%, 08/15/2007	700	704

First American Funds Semiannual Report 2006       61

Schedule of  Investments continued

Short Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

South Dakota – 4.6%
Revenue Bonds – 4.6%
Sioux Falls Health Facilities, Dow Rummel Village Project, Series B, Mandatory Put 11/15/2007 @ 100
4.750%, 11/15/2033	$1,675	$1,686
South Dakota State Health & Educational Facilities Authority, Avera Health
4.000%, 07/01/2031	7,500	7,500

		9,186

Tennessee – 0.8%
Revenue Bond – 0.8%
Clarksville Natural Gas Acquisition Corporation
5.000%, 12/15/2008	1,500	1,538

Texas – 12.8%
Revenue Bonds – 12.0%
Brazos River Harbor Naval District, Brazoria County Environmental, Dow Chemical Project, Series A-3, Mandatory Put 05/15/2007 @ 100 (AMT)
4.950%, 05/15/2033	3,000	3,012
Dallas Fort Worth International Airport, Series A (AMT)
5.000%, 11/01/2007	1,500	1,513
Houston Health Facilities Development, Buckingham Senior Living Community, Series A
4.900%, 02/15/2010	1,020	1,030
Richardson Hospital Authority
5.000%, 12/01/2007	1,230	1,240
San Antonio Electric & Gas
5.250%, 02/01/2010	5,000	5,227
Southeast Hospital Financing Agency, Memorial Hospital System Project, Escrowed to Maturity
8.500%, 12/01/2008 (a)	365	386
Texas State Public Finance Authority (FGIC)
5.000%, 02/01/2010	10,650	11,059
Tyler Health Facilities Development, Mother Frances Hospital
5.000%, 07/01/2007	575	578

		24,045

General Obligation – 0.8%
Donna Independent School District
4.000%, 02/15/2011	1,505	1,521

		25,566
Virginia – 1.0%
Revenue Bond – 1.0%
Virginia State Housing Development Authority (AMT)
3.600%, 01/01/2009	2,000	1,994

Washington – 1.0%
Revenue Bond – 1.0%
Washington State Higher Educational Facilities Authority, University Puget Sound Project, Series A, Mandatory Put 04/01/2008 @ 100 (LOC: Bank of America)
5.000%, 10/01/2030	2,000	2,031

West Virginia – 1.6%
Revenue Bond – 1.6%
West Virginia Commerce of Highways, Special Surface Transportation, Series A (FSA)
4.000%, 09/01/2011	3,250	3,291

Wisconsin – 2.5%
Revenue Bonds – 1.0%
Wisconsin State Health & Educational Facilities Authority, Froedtert & Community Health, Series A
5.000%, 04/01/2010	1,000	1,036
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Series A
5.000%, 08/15/2007	1,000	1,006

		2,042

General Obligation – 1.5%
Wisconsin State Certificates of Participation, Master Lease, Series A (MLO)
5.000%, 09/01/2011	2,885	3,039

		5,081

Total Municipal Bonds (Cost $201,184)		200,630

Short-Term Investment – 0.2%
First American Tax Free Obligations Fund, Class Z (e)
(Cost $392)	392,357	392

Total Investments – 100.3% (Cost $201,576)		201,022

Other Assets and Liabilities, Net – (0.3)%		(664)

Total Net Assets – 100.0%		$200,358

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(c)	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2006.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2006, the aggregate market value of securities subject to the AMT was $17,686, which represents 8.8% of total net assets.

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GTY –	Assured Guaranty

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

MLO –	Municipal Lease Obligation

PUFG –	Permanent University Fund Guarantee
The accompanying notes are an integral part of the financial statements.
62      First American Funds Semiannual Report 2006

Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.8%
Alabama – 0.7%
Revenue Bonds – 0.7%
Bessemer Water Revenue (AMBAC)
5.750%, 07/01/2016	$2,500	$2,554
Camden Industrial Development Board, Weyerhauser Company, Series A
6.125%, 12/01/2024	1,000	1,107
Camden Industrial Development Board, Weyerhauser Company, Series B (AMT)
6.375%, 12/01/2024	350	384

		4,045

Alaska – 1.5%
Revenue Bonds – 1.1%
Alaska Energy Authority, Bradley Lake, Third Series (FSA)
6.000%, 07/01/2010	1,000	1,074
6.000%, 07/01/2011	4,040	4,414
Alaska State Housing Finance Corporation, Series A (MBIA)
5.900%, 12/01/2019	695	705

		6,193

General Obligation – 0.4%
Anchorage, Series B (MBIA)
5.000%, 07/01/2022	2,000	2,102

		8,295

Arizona – 1.3%
Revenue Bonds – 1.3%
Arizona Health Facilities Authority, The Terraces Project, Series A
7.500%, 11/15/2023	3,000	3,388
Maricopa County Industrial Development Authority, Mayo Clinic
5.000%, 11/15/2031	500	526
Maricopa County Industrial Development Authority, Senior Living Healthcare Revenue, Immanuel Care, Series A (GNMA)
4.850%, 08/20/2026	1,760	1,806
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,318

		7,038

Arkansas – 0.3%
Revenue Bond – 0.3%
Washington County Arkansas Hospital, Regional Medical Center, Series B
5.000%, 02/01/2030	1,500	1,541

California – 12.5%
Revenue Bonds – 7.1%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AMT)(AGTY)
5.000%, 07/01/2027	2,500	2,583
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series C (AMT)
5.125%, 11/01/2023	5,000	5,252
California State Department of Water, Series A, Pre-refunded 05/01/2012 @ 101
5.375%, 05/01/2022 (a)	4,500	4,933
California State Public Works Board Mental Health-Coalinga, Series A (MLO)
5.500%, 06/01/2019	3,000	3,320
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.250%, 11/15/2023	4,000	4,236
Chula Vista Industrial Development, San Diego Gas & Electric, Series A (AMT)
4.900%, 03/01/2023	2,500	2,601
Golden State Tobacco Securitization, Series B, Pre-refunded 06/01/2013 @ 100
5.500%, 06/01/2033 (a)	6,940	7,673
University of California, Series J
4.000%, 05/15/2010 (b)	6,105	6,190
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.000%, 12/01/2022	1,000	1,028

		37,816

General Obligations – 5.4%
California State
5.000%, 02/01/2021	5,500	5,791
4.750%, 04/01/2022	500	508
5.000%, 09/01/2027	10,000	10,606
4.500%, 03/01/2030	10,000	9,971
5.000%, 02/01/2033	2,000	2,087

		28,963

		66,779

Colorado – 3.6%
Revenue Bonds – 3.4%
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	1,590	1,757
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
7.250%, 12/01/2021 (a)	1,500	1,734
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	1,150	1,255
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities
5.900%, 10/01/2027	2,500	2,720
5.000%, 06/01/2029	2,000	2,059
Colorado State Health Facilities Authority, Parkview Medical Center
6.500%, 09/01/2020	1,000	1,096
Colorado State Health Facilities Authority, Vail Valley Medical Center
5.800%, 01/15/2027	1,500	1,592
La Junta Hospital, Arkansas Valley Medical Center Project
6.000%, 04/01/2019	1,000	1,040
Montrose Memorial Hospital
6.000%, 12/01/2028	1,000	1,085
6.000%, 12/01/2033	1,000	1,083
Northwest Parkway Public Highway Authority, Zero Coupon Bond (AMBAC)
4.410%, 06/15/2029 (c)	10,000	2,754

		18,175

First American Funds Semiannual Report 2006       63

Schedule of  Investments continued

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

General Obligation – 0.2%
Antelope Water Systems General Improvement District
5.125%, 12/01/2035	$1,000	$1,016

		19,191

Florida – 2.9%
Revenue Bonds – 2.9%
Capital Trust Agency, Fort Lauderdale Project (AMT)
5.750%, 01/01/2032	1,000	1,045
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.000%, 07/01/2010	5,000	5,219
Florida State Department of Transportation, Alligator Alley (FGIC)
5.125%, 07/01/2013	1,280	1,302
Palm Beach County Health Facilities Authority Retirement Community, Acts Retirement Life, Series A
4.500%, 11/15/2036	8,000	7,794

		15,360

Georgia – 2.4%
Revenue Bonds – 2.4%
Fulton County Development Authority, Maxon Atlantic Station, Series A, Mandatory Put 03/01/2015 @ 100 (AMT)
5.125%, 03/01/2026	2,300	2,345
Fulton County Residential Care Facilities, Canterbury Court Project, Series A
6.125%, 02/15/2026	1,500	1,589
6.125%, 02/15/2034	2,500	2,642
Gainesville & Hall County Hospital Authority, Northeast Georgia Health Systems Project
5.500%, 05/15/2031	5,000	5,215
Georgia Municipal Electric Authority Power, Series BB (MBIA)
5.250%, 01/01/2025	1,000	1,147

		12,938

Idaho – 0.4%
Certificates of Participation – 0.4%
Madison County Hospital
5.250%, 09/01/2026	1,000	1,064
5.250%, 09/01/2030	1,000	1,059

		2,123

Illinois – 9.0%
Revenue Bonds – 5.9%
Bolingbrook, Residential Mortgages, Escrowed to Maturity (FGIC)
7.500%, 08/01/2010 (d)	880	945
Illinois Development Finance Authority, Adventist Health System, Pre-refunded 11/15/2009 @ 101
5.500%, 11/15/2029 (a)	5,000	5,303
Illinois Financial Authority, Clare At Water Tower Project, Series A
6.000%, 05/15/2025	2,350	2,449
Illinois Financial Authority, Friendship Village Schaumburg, Series A
5.375%, 02/15/2025	1,700	1,731
Illinois Financial Authority, Landing at Plymouth Place Project, Series A
6.000%, 05/15/2037	2,300	2,450
Illinois Financial Authority, Luther Oaks Project, Series A
6.000%, 08/15/2039	2,000	2,108
Illinois Health Facilities Authority, Covenant Retirement Communities
5.875%, 12/01/2031	4,500	4,739
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
5.500%, 12/01/2022	4,000	4,287
Illinois Health Facilities Authority, Lutheran Senior Ministries, Series A, Pre-refunded 08/15/2011 @ 101
7.375%, 08/15/2031 (a)	3,000	3,480
Illinois State Development Finance Authority, Waste Management Incorporated Project (AMT)
5.850%, 02/01/2007	1,000	1,002
Illinois State Toll Highway Authority, Series A
6.300%, 01/01/2012	1,000	1,113
Northern Illinois University, Auxiliary Facilities Systems, Partially Pre-refunded 04/01/2007 @ 100 (FGIC)
5.700%, 04/01/2016 (a)	1,000	1,005
Rockford Multifamily Housing, Rivers Edge Apartments, Series A (AMT) (GNMA)
5.875%, 01/20/2038	1,215	1,246

		31,858

General Obligations – 3.1%
Cook County, Series A (MBIA)
6.250%, 11/15/2012	9,090	10,273
Cook County Community School District #97, Oak Park, Series B (FGIC)
9.000%, 12/01/2011	2,235	2,752
Illinois State (FGIC)
5.250%, 02/01/2013	1,400	1,416
St. Clair County (FGIC)
6.000%, 10/01/2011	2,020	2,177

		16,618

		48,476

Indiana – 2.8%
Revenue Bonds – 2.8%
Indiana Health & Educational Facilities Hospital Financing Authority, Clarian Health Obligation Group, Series A
5.000%, 02/15/2039	700	722
Indiana State Municipal Power Agency, Power Supply, Series B (MBIA)
6.000%, 01/01/2011	1,000	1,085
6.000%, 01/01/2012	1,000	1,103
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	3,185	3,503
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (AMT) (AGTY)
5.100%, 01/15/2017	3,000	3,168
Portage Economic Development, Ameriplex Project
5.000%, 07/15/2023	1,000	1,024
5.000%, 01/15/2027	775	788
St. Joseph County Industries Hospital Authority, Madison Center Obligation Group Project
5.250%, 02/15/2028	3,500	3,586

		14,979

The accompanying notes are an integral part of the financial statements.
64      First American Funds Semiannual Report 2006

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Iowa – 2.8%
Revenue Bonds – 2.8%
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	$1,570	$1,584
Iowa Higher Education Loan Authority, Central College Project (RAAI)
5.500%, 10/01/2031	1,500	1,583
Iowa Higher Education Loan Authority, Private College Facility – Simpson College
5.100%, 12/01/2035	2,000	2,044
Iowa Higher Education Loan Authority, Wartburg College, Series A
5.100%, 10/01/2025	1,635	1,679
Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	650	672
Muscatine Electric, Escrowed to Maturity
6.700%, 01/01/2013 (d)	830	895
Washington County, Hospital Revenue
5.500%, 07/01/2032	1,250	1,300
Xenia Rural Water District (CIFG)
4.625%, 12/01/2036	5,000	5,010

		14,767

Kansas – 0.4%
Revenue Bond – 0.4%
Olathe Senior Living Facility, Catholic Care Campus, Series A
6.000%, 11/15/2038	2,000	2,137

Louisiana – 1.8%
Revenue Bonds – 1.8%
Baton Rouge Sales & Use Tax, Public Improvements, Series A (FGIC)
5.250%, 08/01/2015	2,030	2,104
Jefferson Parish, Drain Sales Tax (AMBAC)
5.000%, 11/01/2011	1,000	1,052
Jefferson Parish, Home Mortgage Authority, Escrowed to Maturity (FGIC) (FHA)
7.100%, 08/01/2011 (d)	1,000	1,121
Lafayette, Public Improvement Sales Tax, Series B (FGIC)
7.000%, 03/01/2008	1,000	1,037
Louisiana Public Facilities Authority, Tulane University of Louisiana, Series A-1 (MBIA)
5.100%, 11/15/2014	1,500	1,544
Rapides Financial Authority, Cleco Power LLC Project (AMBAC) (AMT)
4.700%, 11/01/2036	3,000	2,981

		9,839

Massachusetts – 0.7%
Revenue Bonds – 0.7%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT)
6.500%, 09/01/2035	2,470	2,557
Massachusetts State Health & Educational Facilities Authority, U Mass Memorial Issue, Series D
5.000%, 07/01/2033	1,000	1,018

		3,575

Michigan – 1.1%
Revenue Bond – 0.4%
Kent Hospital Financial Authority, Metropolitan Hospital Project, Series A
5.250%, 07/01/2030	2,000	2,079

General Obligations – 0.7%
Thornapple Kellogg School Building & Site (MQSBLF)
5.500%, 05/01/2014	1,485	1,619
5.500%, 05/01/2016	1,810	1,973

		3,592

		5,671

Minnesota – 6.1%
Revenue Bonds – 6.1%
Cuyuna Range Hospital District
5.200%, 06/01/2025	1,000	1,022
Cuyuna Range Hospital District, Series A
6.000%, 06/01/2029	650	664
Duluth Economic Development Authority, Benedictine Health System
5.250%, 02/15/2033	3,500	3,658
Fergus Falls Health Care Facilities Authority, Series A
7.000%, 11/01/2019	150	150
Maple Grove Health Care Facilities, North Memorial Health Care
4.250%, 09/01/2025	1,000	971
Minneapolis Healthcare System, Fairview Health Services, Series A, Pre-refunded 05/15/2012 @ 101
5.625%, 05/15/2032 (a)	7,000	7,709
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A
6.375%, 11/15/2029	95	103
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 (a)	2,905	3,206
Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	2,995	3,153
Shakopee Health Care Facilities St. Francis Regional Medical Center
5.250%, 09/01/2034	1,000	1,048
Southern Minnesota Municipal Power Agency, Capital Appreciation, Series A, Zero Coupon Bond (MBIA)
4.280%, 01/01/2021 (c)	5,000	2,763
4.320%, 01/01/2023 (c)	3,000	1,514
4.340%, 01/01/2024 (c)	2,245	1,082
St. Paul Housing & Redevelopment Authority, Health Care Facilities, Healthpartners Obligated Group Project
5.250%, 05/15/2026	1,500	1,586
St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
5.250%, 11/15/2014	990	1,030
Stillwater Health Care, Health System Obligation Group
5.000%, 06/01/2035	3,000	3,114

		32,773

First American Funds Semiannual Report 2006       65

Schedule of  Investments continued

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Missouri – 0.2%
Revenue Bond – 0.2%
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	$1,000	$1,059

Montana – 1.2%
Revenue Bonds – 1.2%
Forsyth Pollution Control, Northwestern Corporation
4.650%, 08/01/2023	3,500	3,596
Montana Facilities Financial Authority, Senior Living St. John’s Lutheran, Series A
6.125%, 05/15/2036	2,500	2,617

		6,213

Nebraska – 3.7%
Revenue Bonds – 3.7%
Douglas County Zoo Facility, Omaha Henry Doory Zoo Project
4.750%, 09/01/2024	2,750	2,797
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
4.250%, 06/01/2022	4,200	4,084
Nebraska Educational Finance Authority, Concordia University Project
5.250%, 12/15/2015	500	510
5.350%, 12/15/2018	540	550
Nebraska Educational Finance Authority, Midland Lutheran College, Series A
5.600%, 09/15/2029	1,800	1,874
Omaha Metropolitan Utilities, Water Revenue, Series A
4.250%, 12/01/2021	1,500	1,495
Omaha Sanitation & Sewer (MBIA)
4.250%, 11/15/2029	6,750	6,536
Washington County Wastewater Facilities, Cargill Project (AMT)
5.900%, 11/01/2027	1,700	1,850

		19,696

Nevada – 3.1%
Revenue Bonds – 3.1%
Carson City, Carson-Tahoe Hospital Project
5.750%, 09/01/2031	5,000	5,280
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (AMBAC) (AMT)
5.250%, 07/01/2034	4,000	4,239
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (FGIC) (AMT)
4.750%, 09/01/2036	4,000	4,025
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B
6.000%, 11/15/2023	750	766
6.750%, 11/15/2023	2,300	2,350

		16,660

New Hampshire – 0.4%
Revenue Bonds – 0.4%
New Hampshire Health & Educational Facilities Authority Covenant Health
5.375%, 07/01/2024	1,250	1,335
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.875%, 07/01/2034	800	846

		2,181

New Jersey – 0.7%
Revenue Bond – 0.7%
Camden County, Municipal Utilities Authority Sewer Revenue Refunding, Series C (FGIC)
5.100%, 07/15/2012	3,500	3,607

New York – 2.9%
Revenue Bond – 2.2%
Liberty Development Corporation, Goldman Sachs Headquarters
5.250%, 10/01/2035	10,000	11,577

General Obligation – 0.7%
New York, Series C, Pre-refunded 03/15/2012 @ 100
5.250%, 03/15/2032 (a)	3,590	3,867

		15,444

North Carolina – 1.8%
Revenue Bonds – 1.8%
North Carolina Medical Care Community Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.000%, 10/01/2015	500	511
5.200%, 10/01/2021	2,000	2,059
North Carolina Medical Care Community Health Care Facilities, Pennybyrn at Maryfield, Series A
6.000%, 10/01/2023	4,700	4,968
North Carolina Medical Care Community Health Care Facilities, Presbyterian Homes
5.400%, 10/01/2027	2,100	2,177

		9,715

North Dakota – 0.5%
Revenue Bond – 0.5%
North Dakota State Board of Higher Education, Bismarck State College
5.350%, 05/01/2030	2,500	2,553

Ohio – 2.3%
Revenue Bonds – 1.2%
Cincinnati Water System, Pre-refunded 06/01/2011 @ 100
5.000%, 12/01/2020 (a)	125	132
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	1,058
Ohio State Higher Educational Facility, Baldwin-Wallace College Project
5.125%, 12/01/2017	1,490	1,556
5.250%, 12/01/2019	1,540	1,613
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	2,000	2,100

		6,459

The accompanying notes are an integral part of the financial statements.
66      First American Funds Semiannual Report 2006

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

General Obligation – 1.1%
Cincinnati School District, Classroom Construction & Improvement (FGIC)
5.250%, 12/01/2019	$5,000	$5,675

		12,134

Oklahoma – 0.6%
Revenue Bonds – 0.6%
Norman Regional Hospital Authority
5.375%, 09/01/2029	1,000	1,056
5.375%, 09/01/2036	2,325	2,445

		3,501

Oregon – 4.0%
Revenue Bonds – 4.0%
Gilliam County Solid Waste Disposal, Waste Management Project (AMT)
5.250%, 07/01/2029	1,500	1,565
Oregon State Department of Administrative Services (FSA)
5.000%, 09/01/2011	12,500	13,218
Washington County Unified Sewer Agency, Series 1 (FGIC)
5.750%, 10/01/2010	6,110	6,558

		21,341

Pennsylvania – 2.4%
Revenue Bonds – 0.4%
Erie County Industrial Development Authority, International Paper Company Project, Series A (AMT)
5.000%, 11/01/2018	1,350	1,375
Westmoreland County Industrial Development Authority, Redstone Retirement Community, Series A
5.750%, 01/01/2026	1,200	1,265

		2,640

General Obligations – 2.0%
Chester Upland School Authority, Series A (FSA)
5.250%, 09/01/2017	2,000	2,020
Montgomery County, Series C
4.250%, 12/15/2031	3,500	3,387
Pennsylvania State (AMBAC)
5.125%, 09/15/2011	5,000	5,089

		10,496

		13,136

Puerto Rico – 1.9%
Revenue Bonds – 1.8%
Puerto Rico Commonwealth Infrastructure Financing Authority, Series B
5.000%, 07/01/2031	4,000	4,197
Puerto Rico Electric Power Authority, Series RR (CIFG)
5.000%, 07/01/2029	5,000	5,306

		9,503

General Obligation – 0.1%
Puerto Rico Public Improvements (MBIA)
5.750%, 07/01/2026	500	534

		10,037

South Carolina – 2.4%
Revenue Bonds – 1.4%
Georgetown County Environmental Improvement, International Paper, Series A (AMT)
5.550%, 12/01/2029	700	736
Lexington County Health Services District, Lexington Medical Center
5.500%, 11/01/2023	2,000	2,129
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.125%, 08/01/2023	1,250	1,393
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Pre-refunded 08/01/2013 @ 100
6.375%, 08/01/2034 (a)	1,250	1,440
South Carolina State Public Service Authority, Santee Cooper, Series A
5.000%, 01/01/2030	2,000	2,128

		7,826

General Obligation – 1.0%
Lexington School District #2, Brookland-Cayce School District Project, Series B (CIFG) (MLO)
4.750%, 12/01/2031	5,000	5,141

		12,967

South Dakota – 1.8%
Revenue Bonds – 1.3%
Sioux Falls, Dow Rummel Village Project, Series A, Pre-refunded 11/15/2012 @ 100
6.625%, 11/15/2023 (a)	2,200	2,494
South Dakota Economic Development Finance Authority, DTS Project, Series A (AMT)
5.500%, 04/01/2019	1,055	1,093
South Dakota Economic Development Finance Authority, Pooled Loan Project – Davis Family, Series 4-A (AMT)
6.000%, 04/01/2029	1,400	1,449
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	645	664
5.000%, 09/01/2031	1,250	1,280

		6,980

General Obligation – 0.1%
Sioux Falls School District #49-5, Series B
4.750%, 07/01/2020	510	536

Certificate of Participation – 0.4%
Deadwood (ACA) (MLO)
5.000%, 11/01/2020	2,000	2,061

		9,577

First American Funds Semiannual Report 2006       67

Schedule of  Investments continued

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Tennessee – 2.3%
Revenue Bonds – 2.3%
Johnson City Health & Educational Facilities Authority Mountain States Health, Series A
7.500%, 07/01/2033	$2,500	$2,918
Shelby County Health, Educational & Housing Facilities Board Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.500%, 09/01/2021 (a)	3,000	3,431
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101
6.250%, 09/01/2032 (a)	5,500	6,193

		12,542

Texas – 9.6%
Revenue Bonds – 7.4%
Abilene Health Facilities Development, Sears Methodist Retirement Project
5.875%, 11/15/2018	500	514
6.000%, 11/15/2029	2,000	2,051
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A
5.875%, 11/15/2018	2,500	2,557
7.000%, 11/15/2033	4,000	4,436
Bexar County Housing Finance Authority, American Opportunity Housing, Colinas LLC Project, Series A (MBIA)
5.800%, 01/01/2031	2,000	2,102
Brazos River Authority PCR-Texas Utility Company (AMT)
7.700%, 04/01/2033	2,500	2,936
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	2,500	2,653
Crawford Education Facilities, University of St. Thomas Project
5.250%, 10/01/2022	1,300	1,331
5.375%, 10/01/2027	1,750	1,805
Harris County Health Facilities Development, Memorial Hospital Systems Project, Series A (MBIA)
5.500%, 06/01/2017	8,000	8,209
Red River Authority Sewer & Solidwaste Disposal Excel Corporation Project (AMT)
6.100%, 02/01/2022	3,775	4,028
Tarrant County Cultural Education Retirement Facilities, Northwest Senior Housing Edgemere Project, Series A
6.000%, 11/15/2026	1,600	1,723
Texas Water Development Board, Series A
5.500%, 07/15/2010	2,500	2,504
Travis County Health Facilities, Querencia Barton Creek Project
5.500%, 11/15/2025	1,300	1,328
5.650%, 11/15/2035	1,100	1,132

		39,309

General Obligations – 2.2%
Cypress-Fairbanks Independent School District, Pre-refunded 02/15/2010 @ 100 (PSFG)
5.500%, 02/15/2018 (a)	5,000	5,269
Fort Bend Independent School District, Escrowed to Maturity (PSFG)
5.000%, 02/15/2014 (d)	500	541
Laredo Independent School District (PSFG)
6.750%, 08/01/2009	2,290	2,461
Remington Municipal Utility District #1, Series A, Pre-refunded 09/01/2008 @ 100 (RAAI)
5.800%, 09/01/2025 (a)	1,000	1,036
Spring Branch Independent School District, Pre-refunded 02/01/2010 @ 100 (PSFG)
5.750%, 02/01/2025 (a)	2,400	2,540

		11,847

		51,156

Utah – 0.2%
Revenue Bonds – 0.2%
Intermountain Power Agency, Utah Power Supply, Series A, (AMBAC)
6.500%, 07/01/2011	365	406
Intermountain Power Agency, Utah Power Supply, Series A, Escrowed to Maturity (AMBAC)
6.500%, 07/01/2011 (d)	635	709

		1,115

Vermont – 0.2%
Revenue Bond – 0.2%
Vermont Economic Development Authority, Wake Robin Corporation Project, Series A
5.250%, 05/01/2026	1,000	1,017

Virginia – 0.2%
Revenue Bond – 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments (AMT) (FNMA)
5.850%, 12/01/2020	1,000	1,067
Washington – 3.0%
Revenue Bonds – 0.5%
Snohomish County Public Utilities District #1, Escrowed to Maturity
6.750%, 01/01/2012 (d)	1,000	1,080
Washington State Public Power Supply System, Nuclear Project #3, Series A (FSA)
5.250%, 07/01/2016	1,000	1,027
Washington State Public Power Supply System, Nuclear Project #3, Series B
7.125%, 07/01/2016	600	747

		2,854

General Obligations – 2.5%
King County, Series F
5.125%, 12/01/2014	5,000	5,064
Washington State Motor Vehicle Fuel Tax, Series D, Pre-refunded 01/01/2007 @ 100 (FGIC)
5.375%, 01/01/2022 (a)	8,000	8,001

		13,065

		15,919

Wisconsin – 2.4%
Revenue Bonds – 2.4%
Amery, Apple River Hospital Project, Pre-refunded 06/01/2008 @ 100
5.700%, 06/01/2013 (a)	1,440	1,482
Wisconsin State Health & Educational Facilities Authority, Attic Angel Obligation Group, Pre-refunded 11/17/2008 @ 102
5.750%, 11/15/2027 (a)	1,000	1,054
The accompanying notes are an integral part of the financial statements.
68      First American Funds Semiannual Report 2006

Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Wisconsin State Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A
6.750%, 08/15/2034	$1,000	$1,094
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project
6.000%, 12/01/2024	1,000	1,035
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.000%, 02/15/2025	3,500	3,776
Wisconsin State Health & Educational Facilities Authority, New Castle Place Project, Series A
7.000%, 12/01/2031	2,000	2,090
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A
6.250%, 04/01/2034	2,000	2,118

		12,649

Wyoming – 0.7%
Revenue Bonds – 0.7%
Teton County Hospital District, St. John’s Medical Center
6.750%, 12/01/2022	2,100	2,251
6.750%, 12/01/2027	1,500	1,602

		3,853

Total Municipal Bonds (Cost $501,777)		528,666

Short-Term Investments – 1.4%
Money Market Fund – 1.3%
First American Tax Free Obligations Fund, Class Z (e)	7,015,302	7,015

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
4.923%, 01/11/2007 (f)	$285	285

Total Short-Term Investments (Cost $7,300)		7,300

Total Investments – 100.2% (Cost $509,077)		535,966

Other Assets and Liabilities, Net – (0.2)%		(774)

Total Net Assets – 100.0%		$535,192

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Security purchased on a when-issued basis. On December 31, 2006, the total cost of investment purchased on a when-issued basis was $6,203 or 1.2% of total net assets. See note 2 in Notes to Financial Statements.

(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2006.

(d)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(f)	Yield shown is the effective yield as of December 31, 2006.

ACA –	American Capital Access

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2006, the aggregate market value of securities subject to the AMT was $56,024, which represents 10.5% of total net assets.

CIFG –	CDC IXIS Financial Guaranty

CMI –	California Mortgage Insurance Program

FGIC –	Financial Guaranty Insurance Corporation

FHA –	Federal Housing Authority

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

MLO –	Municipal Lease Obligation

MQSBLF –	Michigan Qualified School Board Loan Fund Program

PSFG –	Permanent School Fund Guarantee

RAAI –	Radian Asset Assurance Inc.
First American Funds Semiannual Report 2006       69

Statements of  Assets and Liabilities December 31, 2006 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

		California		Colorado
	Arizona	Intermediate	California	Intermediate	Colorado
	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

Investments in unaffiliated securities, at cost	$26,237	$57,849	$35,260	$39,474	$21,761
Investments in affiliated money market fund, at cost	—	—	—	558	142

ASSETS:
Investments in unaffiliated securities, at value (note 2)	$27,383	$59,763	$36,925	$41,372	$23,026
Investments in affiliated money market fund, at value (note 2)	—	—	—	558	142
Receivable for dividends and interest	471	749	443	265	188
Receivable for investment securities sold	—	—	483	—	—
Receivable for capital shares sold	—	6	82	1	3
Receivable for variation margin	—	—	—	—	—
Receivable from advisor	9	—	6	—	9
Prepaid expenses and other assets	10	9	10	9	9

Total assets	27,873	60,527	37,949	42,205	23,377

LIABILITIES:
Dividends payable	76	184	101	129	48
Payable for investment securities purchased	—	—	—	—	—
Payable for investment securities purchased on a when-issued basis	—	—	—	—	—
Payable for capital shares redeemed	—	—	3	62	—
Payable to affiliates (note 3)	13	29	15	18	12
Payable for distribution and shareholder servicing fees	3	1	3	1	4
Accrued expenses and other liabilities	29	29	29	29	29

Total liabilities	121	243	151	239	93

Net assets	$27,752	$60,284	$37,798	$41,966	$23,284

COMPOSITION OF NET ASSETS:
Portfolio capital	$26,543	$58,337	$36,059	$39,923	$21,948
Undistributed net investment income	28	25	38	44	36
Accumulated net realized gain (loss) on investments (note 2)	35	8	36	101	35
Net unrealized appreciation (depreciation) of investments	1,146	1,914	1,665	1,898	1,265
Net unrealized appreciation on futures contracts	—	—	—	—	—

Net assets	$27,752	$60,284	$37,798	$41,966	$23,284

Class A:
Net assets	$8,541	$5,991	$10,616	$7,388	$9,187
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	773	584	947	703	846
Net asset value and redemption price per share	$11.05	$10.26	$11.21	$10.51	$10.86
Maximum offering price per share (1)	$11.54	$10.50	$11.71	$10.75	$11.34
Class C:
Net assets	$1,444	—	$2,118	—	$3,093
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	131	—	189	—	285
Net asset value, offering price, and redemption price per share (2)	$11.03	—	$11.22	—	$10.84
Class Y:
Net assets	$17,767	$54,293	$25,064	$34,578	$11,004
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	1,608	5,281	2,234	3,298	1,011
Net asset value, offering price, and redemption price per share	$11.05	$10.28	$11.22	$10.49	$10.88

(1)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

(2)	Class C has a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
70      First American Funds Semiannual Report 2006

	Minnesota					Oregon
Intermediate	Intermediate	Minnesota	Missouri	Nebraska	Ohio	Intermediate	Short
Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

$604,594	$192,999	$161,138	$151,490	$37,371	$40,407	$118,275	$201,184	$502,062

1,604	—	—	593	248	—	2,138	392	7,015

$632,688	$200,334	$170,334	$157,451	$38,616	$41,692	$121,594	$200,630	$528,951
1,604	—	—	593	248	—	2,138	392	7,015
7,603	2,874	2,076	2,244	501	385	1,020	3,193	6,970
26	—	—	—	—	—	—	—	—
139	109	116	58	5	—	40	—	653
—	—	—	—	—	3	—	—	—
—	—	—	—	6	5	—	—	—
21	9	10	9	9	9	9	22	27

642,081	203,326	172,536	160,355	39,385	42,094	124,801	204,237	543,616

1,947	594	339	476	116	115	364	507	1,722
3,486	—	—	—	—	—	—	—	—
1,055	1,656	—	1,728	197	—	—	—	6,203
3,043	380	100	24	51	—	—	3,244	149
369	112	91	87	15	16	66	97	306
4	3	24	6	2	—	1	—	9
31	30	29	30	29	29	29	31	35

9,935	2,775	583	2,351	410	160	460	3,879	8,424

$632,146	$200,551	$171,953	$158,004	$38,975	$41,934	$124,341	$200,358	$535,192

$602,856	$192,901	$162,333	$151,797	$37,653	$40,628	$120,799	$202,724	$507,781
777	139	141	96	36	33	196	181	63
419	176	283	150	41	(35)	27	(1,993)	459
28,094	7,335	9,196	5,961	1,245	1,285	3,319	(554)	26,889
—	—	—	—	—	23	—	—	—

$632,146	$200,551	$171,953	$158,004	$38,975	$41,934	$124,341	$200,358	$535,192

$30,905	$24,715	$107,860	$26,858	$6,965	$917	$8,662	$3,145	$38,095
2,856	2,470	9,633	2,248	663	88	874	323	3,461
$10.82	$10.01	$11.20	$11.95	$10.51	$10.41	$9.91	$9.75	$11.01
$11.07	$10.24	$11.70	$12.48	$10.98	$10.87	$10.14	$9.97	$11.50
—	—	$12,143	$304	$1,399	$190	—	—	$2,217
—	—	1,089	26	134	18	—	—	202
—	—	$11.15	$11.92	$10.44	$10.28	—	—	$10.96
$601,241	$175,836	$51,950	$130,842	$30,611	$40,827	$115,679	$197,213	$494,880
55,667	17,659	4,646	10,945	2,914	3,925	11,667	20,232	44,908
$10.80	$9.96	$11.18	$11.95	$10.50	$10.40	$9.92	$9.75	$11.02

First American Funds Semiannual Report 2006       71

Statements of  Operations For the six-month period ended December 31, 2006 (unaudited), all dollars are rounded to thousands (000)

		California				Colorado
	Arizona	Intermediate		California		Intermediate		Colorado
	Tax Free Fund	Tax Free Fund		Tax Free Fund		Tax Free Fund		Tax Free Fund

INVESTMENT INCOME:
Interest from unaffiliated securities	$667	$1,330		$902		$1,041		$569
Dividends from affiliated money market fund	—	—		—		3		8

Total investment income	667	1,330		902		1,044		577

EXPENSES (note 3):
Investment advisory fees	69	147		95		107		57
Administration fees	34	70		46		51		29
Transfer agent fees	39	29		39		29		39
Custodian fees	1	2		1		1		1
Professional fees	21	21		21		21		21
Registration fees	5	4		4		4		4
Postage and printing fees	— (1)	1		1		1		— (1)
Directors’ fees	8	8		8		8		8
Other expenses	9	9		9		9		9
Distribution and shareholder servicing fees – Class A	11	6		14		11		11
Distribution and shareholder servicing fees – Class C	6	—		10		—		13

Total expenses	203	297		248		242		192

Less: Fee waivers (note 3)	(118)	(87)		(131)		(86)		(113)
Less: Indirect payments from custodian (note 3)	— (1)	—	(1)	—	(1)	—	(1)	— (1)

Total net expenses	85	210		117		156		79

Investment income – net	582	1,120		785		888		498

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Net realized gain (loss) on investments	99	102		95		137		55
Net realized gain (loss) on futures contracts	(15)	—		7		—		(5)
Net change in unrealized appreciation or depreciation of investments	522	1,004		842		619		405
Net change in unrealized appreciation or depreciation of futures contracts	(10)	—		—		—		(15)

Net gain on investments	596	1,106		944		756		440

Net increase in net assets resulting from operations	$1,178	$2,226		$1,729		$1,644		$938

(1)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
The accompanying notes are an integral part of the financial statements.
72      First American Funds Semiannual Report 2006

		Minnesota							Oregon
Intermediate		Intermediate		Minnesota	Missouri		Nebraska	Ohio	Intermediate	Short
Tax Free Fund		Tax Free Fund		Tax Free Fund	Tax Free Fund		Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

$15,760		$4,775		$4,242	$3,797		$938	$936	$2,827	$4,012	$13,086
101		—		—	22		7	—	20	52	165

15,861		4,775		4,242	3,819		945	936	2,847	4,064	13,251

1,609		510		422	407		100	106	308	563	1,301
745		237		196	190		48	51	144	261	600
31		30		41	39		39	38	29	29	40
16		5		4	4		1	2	3	7	13
24		22		22	22		21	21	22	22	23
13		4		5	5		5	4	4	14	18
13		4		3	3		1	1	2	4	10
12		9		8	8		8	8	8	9	11
10		9		10	10		9	9	9	9	10
41		32		132	34		9	1	12	4	48
—		—		47	1		6	1	—	—	9

2,514		862		890	723		247	242	541	922	2,083

(235)		(129)		(131)	(117)		(133)	(134)	(103)	(242)	(204)
—	(1)	—	(1)	— (1)	—	(1)	— (1)	—	—	(1)	(2)

2,279		733		759	606		114	108	438	679	1,877

13,582		4,042		3,483	3,213		831	828	2,409	3,385	11,374

1,258		331		398	736		89	16	283	(757)	2,731
—		—		(94)	5		(27)	(10)	3	—	(124)
10,108		3,287		3,381	3,051		818	1,005	1,735	2,276	8,289
—		—		—	—		(20)	23	—	—	—

11,366		3,618		3,685	3,792		860	1,034	2,021	1,519	10,896

$24,948		$7,660		$7,168	$7,005		$1,691	$1,862	$4,430	$4,904	$22,270

First American Funds Semiannual Report 2006       73

Statements of  Changes in Net Assets all dollars are rounded to thousands (000)

				California
	Arizona			Intermediate
	Tax Free Fund			Tax Free Fund

	Six-Month	Nine-Month		Six-Month	Nine-Month
	Period Ended	Fiscal		Period Ended	Fiscal
	12/31/06	Period Ended	Year Ended	12/31/06	Period Ended	Year Ended
	(unaudited)	6/30/06	9/30/05	(unaudited)	6/30/06	9/30/05

OPERATIONS:
Investment income – net	$582	$817	$943	$1,120	$1,623	$2,007
Net realized gain on investments	99	94	215	102	207	174
Net realized gain (loss) on futures contracts	(15)	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	522	(713)	(401)	1,004	(1,353)	(809)
Net change in unrealized appreciation or depreciation of futures contracts	(10)	10	—	—	—	—

Net increase in net assets resulting from operations	1,178	208	757	2,226	477	1,372

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(173)	(284)	(412)	(81)	(115)	(142)
Class C	(25)	(39)	(64)	—	—	—
Class Y	(363)	(487)	(516)	(1,030)	(1,509)	(1,860)
Net realized gain on investments:
Class A	(44)	(80)	(99)	(30)	(14)	(25)
Class C	(8)	(11)	(18)	—	—	—
Class Y	(91)	(119)	(113)	(271)	(160)	(331)

Total distributions	(704)	(1,020)	(1,222)	(1,412)	(1,798)	(2,358)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	218	1,018	2,145	2,651	972	1,367
Reinvestment of distributions	76	302	422	60	77	120
Payments for redemptions	(957)	(1,534)	(1,831)	(198)	(1,460)	(852)

Increase (decrease) in net assets from Class A transactions	(663)	(214)	736	2,513	(411)	635

Class C:
Proceeds from sales	69	125	201	—	—	—
Reinvestment of distributions	24	45	65	—	—	—
Payments for redemptions (note 3)	(32)	(394)	(192)	—	—	—

Increase (decrease) in net assets from Class C transactions	61	(224)	74	—	—	—

Class Y:
Proceeds from sales	3,025	5,805	5,175	3,465	9,187	6,384
Reinvestment of distributions	90	117	73	54	47	80
Payments for redemptions	(1,248)	(3,869)	(499)	(1,729)	(5,573)	(3,209)

Increase (decrease) in net assets from Class Y transactions	1,867	2,053	4,749	1,790	3,661	3,255

Increase (decrease) in net assets from capital share transactions	1,265	1,615	5,559	4,303	3,250	3,890

Total increase (decrease) in net assets	1,739	803	5,094	5,117	1,929	2,904
Net assets at beginning of period	26,013	25,210	20,116	55,167	53,238	50,334

Net assets at end of period	$27,752	$26,013	$25,210	$60,284	$55,167	$53,238

Undistributed net investment income at end of period	$28	$7	$—	$25	$16	$17

The accompanying notes are an integral part of the financial statements.
74      First American Funds Semiannual Report 2006

			Colorado
California			Intermediate			Colorado
Tax Free Fund			Tax Free Fund			Tax Free Fund

Six-Month	Nine-Month		Six-Month	Nine-Month		Six-Month	Nine-Month
Period Ended	Fiscal		Period Ended	Fiscal		Period Ended	Fiscal
12/31/06	Period Ended	Year Ended	12/31/06	Period Ended	Year Ended	12/31/06	Period Ended	Year Ended
(unaudited)	6/30/06	9/30/05	(unaudited)	6/30/06	9/30/05	(unaudited)	6/30/06	9/30/05

$785	$1,075	$1,189	$888	$1,412	$2,004	$498	$708	$937
95	45	66	137	293	284	55	158	586
7	8	—	—	—	—	(5)	3	—
842	(895)	(182)	619	(1,489)	(1,134)	405	(714)	(804)
—	—	—	—	—	—	(15)	15	—

1,729	233	1,073	1,644	216	1,154	938	170	719

(214)	(344)	(400)	(175)	(346)	(577)	(196)	(275)	(420)
(39)	(91)	(60)	—	—	—	(60)	(91)	(153)
(511)	(632)	(744)	(703)	(1,055)	(1,500)	(245)	(310)	(419)
(33)	(23)	(89)	(58)	(74)	(44)	(69)	(271)	(77)
(7)	(6)	(13)	—	—	—	(24)	(98)	(30)
(79)	(36)	(149)	(271)	(209)	(125)	(83)	(217)	(70)

(883)	(1,132)	(1,455)	(1,207)	(1,684)	(2,246)	(677)	(1,262)	(1,169)

907	1,708	4,192	199	88	4,258	840	1,620	303
141	249	383	159	276	428	232	460	421
(1,471)	(2,773)	(2,086)	(2,667)	(3,840)	(4,917)	(495)	(1,468)	(2,770)

(423)	(816)	2,489	(2,309)	(3,476)	(231)	577	612	(2,046)

379	1,135	1,840	—	—	—	73	132	485
33	58	65	—	—	—	74	178	172
(1,954)	(585)	(109)	—	—	—	(98)	(556)	(950)

(1,542)	608	1,796	—	—	—	49	(246)	(293)

3,882	7,852	6,071	4,111	4,709	6,325	1,639	4,754	1,391
38	30	33	58	57	53	31	33	15
(1,145)	(5,145)	(2,349)	(2,569)	(5,572)	(8,784)	(968)	(2,514)	(2,293)

2,775	2,737	3,755	1,600	(806)	(2,406)	702	2,273	(887)

810	2,529	8,040	(709)	(4,282)	(2,637)	1,328	2,639	(3,226)

1,656	1,630	7,658	(272)	(5,750)	(3,729)	1,589	1,547	(3,676)
36,142	34,512	26,854	42,238	47,988	51,717	21,695	20,148	23,824

$37,798	$36,142	$34,512	$41,966	$42,238	$47,988	$23,284	$21,695	$20,148

$38	$17	$9	$44	$34	$23	$36	$39	$7

First American Funds Semiannual Report 2006       75

Statements of  Changes in Net Assets continued

				Minnesota
	Intermediate			Intermediate
	Tax Free Fund			Tax Free Fund

	Six-Month	Nine-Month		Six-Month	Nine-Month
	Period Ended	Fiscal		Period Ended	Fiscal
	12/31/06	Period Ended	Year Ended	12/31/06	Period Ended	Year Ended
	(unaudited)	6/30/06	9/30/05	(unaudited)	6/30/06	9/30/05

OPERATIONS:
Investment income – net	$13,582	$20,171	$27,443	$4,042	$6,441	$9,362
Net realized gain on investments	1,258	881	1,758	331	874	1,370
Net realized gain (loss) on futures contracts	—	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	10,108	(16,513)	(13,264)	3,287	(5,474)	(4,978)
Net change in unrealized appreciation or depreciation of futures contracts	—	—	—	—	—	—

Net increase in net assets resulting from operations	24,948	4,539	15,937	7,660	1,841	5,754

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(622)	(1,012)	(1,423)	(486)	(843)	(1,267)
Class C	—	—	—	—	—	—
Class Y	(12,183)	(19,466)	(26,720)	(3,482)	(5,686)	(8,038)
Net realized gain on investments:
Class A	(42)	(85)	(194)	(124)	(183)	(114)
Class C	—	—	—	—	—	—
Class Y	(798)	(1,527)	(3,485)	(892)	(1,195)	(683)

Total distributions	(13,645)	(22,090)	(31,822)	(4,984)	(7,907)	(10,102)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	2,352	3,630	7,869	237	2,992	5,677
Reinvestment of distributions	479	824	1,256	368	738	1,026
Payments for redemptions	(5,026)	(5,699)	(8,912)	(2,778)	(8,720)	(8,801)

Increase (decrease) in net assets from Class A transactions	(2,195)	(1,245)	213	(2,173)	(4,990)	(2,098)

Class C:
Proceeds from sales	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions (note 3)	—	—	—	—	—	—

Increase (decrease) in net assets from Class C transactions	—	—	—	—	—	—

Class Y:
Proceeds from sales	54,472	84,989	111,544	9,524	17,422	16,162
Reinvestment of distributions	1,314	2,325	3,541	213	352	335
Payments for redemptions	(61,575)	(115,490)	(96,251)	(11,700)	(34,284)	(32,427)

Increase (decrease) in net assets from Class Y transactions	(5,789)	(28,176)	18,834	(1,963)	(16,510)	(15,930)

Increase (decrease) in net assets from capital share transactions	(7,984)	(29,421)	19,047	(4,136)	(21,500)	(18,028)

Total increase (decrease) in net assets	3,319	(46,972)	3,162	(1,460)	(27,566)	(22,376)
Net assets at beginning of period	628,827	675,799	672,637	202,011	229,577	251,953

Net assets at end of period	$632,146	$628,827	$675,799	$200,551	$202,011	$229,577

Undistributed net investment income at end of period	$777	$—	$46	$139	$65	$153

The accompanying notes are an integral part of the financial statements.
76      First American Funds Semiannual Report 2006

Minnesota			Missouri			Nebraska
Tax Free Fund			Tax Free Fund			Tax Free Fund

Six-Month	Nine-Month		Six-Month	Nine-Month		Six-Month	Nine-Month
Period Ended	Fiscal		Period Ended	Fiscal		Period Ended	Fiscal
12/31/06	Period Ended	Year Ended	12/31/06	Period Ended	Year Ended	12/31/06	Period Ended	Year Ended
(unaudited)	6/30/06	9/30/05	(unaudited)	6/30/06	9/30/05	(unaudited)	6/30/06	9/30/05

$3,483	$5,120	$6,796	$3,213	$5,183	$6,983	$831	$1,243	$1,528
398	382	399	736	622	1,283	89	153	67
(94)	51	—	5	—	—	(27)	8	—
3,381	(3,439)	20	3,051	(4,893)	(2,964)	818	(1,126)	(332)
—	—	—	—	—	—	(20)	20	—

7,168	2,114	7,215	7,005	912	5,302	1,691	298	1,263

(2,090)	(3,313)	(4,455)	(494)	(811)	(1,038)	(137)	(204)	(239)
(206)	(285)	(361)	(5)	(5)	(7)	(24)	(41)	(65)
(1,102)	(1,648)	(1,939)	(2,649)	(4,402)	(5,959)	(653)	(991)	(1,277)
(282)	(259)	(552)	(199)	(217)	(140)	(33)	(11)	—
(32)	(25)	(49)	(2)	(2)	(1)	(7)	(3)	—
(140)	(115)	(210)	(972)	(1,080)	(783)	(142)	(49)	—

(3,852)	(5,645)	(7,566)	(4,321)	(6,517)	(7,928)	(996)	(1,299)	(1,581)

10,435	12,726	8,058	1,126	798	4,587	290	780	3,144
1,504	2,905	4,005	340	524	621	92	117	113
(7,298)	(19,024)	(20,033)	(2,007)	(3,624)	(1,714)	(446)	(952)	(989)

4,641	(3,393)	(7,970)	(541)	(2,302)	3,494	(64)	(55)	2,268

2,344	1,999	933	82	25	2	97	158	411
161	289	384	7	6	8	21	31	47
(937)	(1,559)	(1,841)	(3)	(1)	(34)	(231)	(229)	(736)

1,568	729	(524)	86	30	(24)	(113)	(40)	(278)

7,099	11,180	8,746	6,824	14,690	22,140	1,984	4,187	7,132
111	158	211	226	279	279	66	75	93
(5,043)	(7,977)	(5,285)	(16,855)	(23,600)	(21,183)	(3,337)	(4,541)	(4,286)

2,167	3,361	3,672	(9,805)	(8,631)	1,236	(1,287)	(279)	2,939

8,376	697	(4,822)	(10,260)	(10,903)	4,706	(1,464)	(374)	4,929

11,692	(2,834)	(5,173)	(7,576)	(16,508)	2,080	(769)	(1,375)	4,611
160,261	163,095	168,268	165,580	182,088	180,008	39,744	41,119	36,508

$171,953	$160,261	$163,095	$158,004	$165,580	$182,088	$38,975	$39,744	$41,119

$141	$56	$182	$96	$31	$66	$36	$19	$12

First American Funds Semiannual Report 2006       77

Statements of  Changes in Net Assets continued

				Oregon
	Ohio			Intermediate
	Tax Free Fund			Tax Free Fund

	Six-Month	Nine-Month		Six-Month	Nine-Month
	Period Ended	Fiscal		Period Ended	Fiscal
	12/31/06	Period Ended	Year Ended	12/31/06	Period Ended	Year Ended
	(unaudited)	6/30/06	9/30/05	(unaudited)	6/30/06	9/30/05

OPERATIONS:
Investment income – net	$828	$1,194	$1,552	$2,409	$3,714	$5,287
Net realized gain (loss) on investments	16	36	58	283	255	590
Net realized gain (loss) on futures contracts	(10)	9	—	3	—	—
Net change in unrealized appreciation or depreciation of investments	1,005	(1,077)	(282)	1,735	(3,575)	(3,269)
Net change in unrealized appreciation or depreciation of futures contracts	23	—	—	—	—	—

Net increase in net assets resulting from operations	1,862	162	1,328	4,430	394	2,608

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(15)	(24)	(36)	(162)	(268)	(317)
Class C	(4)	(5)	(4)	—	—	—
Class Y	(792)	(1,178)	(1,524)	(2,118)	(3,398)	(4,973)
Net realized gain on investments:
Class A	(2)	(1)	(3)	(36)	(42)	(30)
Class C	—	—	—	—	—	—
Class Y	(84)	(40)	(130)	(478)	(514)	(481)

Total distributions	(897)	(1,248)	(1,697)	(2,794)	(4,222)	(5,801)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	128	152	253	70	2,798	2,055
Reinvestment of distributions	9	15	25	115	197	226
Payments for redemptions	(79)	(291)	(480)	(1,113)	(2,604)	(1,426)

Increase (decrease) in net assets from Class A transactions	58	(124)	(202)	(928)	391	855

Class C:
Proceeds from sales	1	80	110	—	—	—
Reinvestment of distributions	1	2	1	—	—	—
Payments for redemptions (note 3)	(26)	(42)	(55)	—	—	—

Increase (decrease) in net assets from Class C transactions	(24)	40	56	—	—	—

Class Y:
Proceeds from sales	2,935	4,878	8,183	6,744	9,313	19,409
Reinvestment of distributions	150	182	238	299	352	405
Payments for redemptions	(3,806)	(4,500)	(6,200)	(4,210)	(28,397)	(21,076)

Increase (decrease) in net assets from Class Y transactions	(721)	560	2,221	2,833	(18,732)	(1,262)

Increase (decrease) in net assets from capital share transactions	(687)	476	2,075	1,905	(18,341)	(407)

Total increase (decrease) in net assets	278	(610)	1,706	3,541	(22,169)	(3,600)
Net assets at beginning of period	41,656	42,266	40,560	120,800	142,969	146,569

Net assets at end of period	$41,934	$41,656	$42,266	$124,341	$120,800	$142,969

Undistributed net investment income at end of period	$33	$16	$29	$196	$67	$19

The accompanying notes are an integral part of the financial statements.
78      First American Funds Semiannual Report 2006

Short
Tax Free Fund			Tax Free Fund

Six-Month	Nine-Month		Six-Month	Nine-Month
Period Ended	Fiscal		Period Ended	Fiscal
12/31/06	Period Ended	Year Ended	12/31/06	Period Ended	Year Ended
(unaudited)	6/30/06	9/30/05	(unaudited)	6/30/06	9/30/05

$3,385	$5,998	$10,162	$11,374	$16,568	$20,609
(757)	(611)	(387)	2,731	2,831	1,085
—	—	—	(124)	—	—
2,276	(2,031)	(6,969)	8,289	(11,649)	(206)
—	—	—	—	—	—

4,904	3,356	2,806	22,270	7,750	21,488

(46)	(79)	(134)	(795)	(1,170)	(1,623)
—	—	—	(41)	(72)	(105)
(3,277)	(6,055)	(10,086)	(10,556)	(15,430)	(18,782)
—	—	—	(307)	(122)	(379)
—	—	—	(18)	(9)	(28)
—	—	—	(3,975)	(1,492)	(4,002)

(3,323)	(6,134)	(10,220)	(15,692)	(18,295)	(24,919)

84	1,175	2,110	3,672	4,203	4,259
41	64	104	790	1,055	1,669
(323)	(1,984)	(4,320)	(3,391)	(6,155)	(7,589)

(198)	(745)	(2,106)	1,071	(897)	(1,661)

—	—	—	79	30	277
—	—	—	42	74	126
—	—	—	(142)	(554)	(352)

—	—	—	(21)	(450)	51

13,143	32,598	67,779	65,175	80,167	69,526
249	439	676	1,183	902	1,078
(53,638)	(124,043)	(150,873)	(33,433)	(51,758)	(47,832)

(40,246)	(91,006)	(82,418)	32,925	29,311	22,772

(40,444)	(91,751)	(84,524)	33,975	27,964	21,162

(38,863)	(94,529)	(91,938)	40,553	17,419	17,731
239,221	333,750	425,688	494,639	477,220	459,489

$200,358	$239,221	$333,750	$535,192	$494,639	$477,220

$181	$119	$255	$63	$81	$185

First American Funds Semiannual Report 2006       79

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income	Investments	Income	Gains	Period

Arizona Tax Free Fund
Class A
2006 (1)	$10.85	$0.23	$0.25	$(0.22)	$(0.06)	$11.05
2006 (2)	11.19	0.33	(0.25)	(0.33)	(0.09)	10.85
2005 (3)	11.42	0.46	(0.07)	(0.49)	(0.13)	11.19
2004 (3)	11.33	0.49	0.12	(0.47)	(0.05)	11.42
2003 (3)	11.41	0.46	(0.06)	(0.45)	(0.03)	11.33
2002 (3)	10.99	0.48	0.44	(0.48)	(0.02)	11.41
Class C
2006 (1)	$10.84	$0.21	$0.23	$(0.19)	$(0.06)	$11.03
2006 (2)	11.18	0.30	(0.25)	(0.30)	(0.09)	10.84
2005 (3)	11.41	0.42	(0.08)	(0.44)	(0.13)	11.18
2004 (3)	11.31	0.43	0.14	(0.42)	(0.05)	11.41
2003 (3)	11.40	0.42	(0.08)	(0.40)	(0.03)	11.31
2002 (3)	10.98	0.44	0.44	(0.44)	(0.02)	11.40
Class Y
2006 (1)	$10.85	$0.24	$0.25	$(0.23)	$(0.06)	$11.05
2006 (2)	11.19	0.35	(0.25)	(0.35)	(0.09)	10.85
2005 (3)	11.43	0.50	(0.09)	(0.52)	(0.13)	11.19
2004 (3)	11.33	0.50	0.15	(0.50)	(0.05)	11.43
2003 (3)	11.41	0.48	(0.06)	(0.47)	(0.03)	11.33
2002 (3)	10.99	0.51	0.44	(0.51)	(0.02)	11.41

California Intermediate Tax Free Fund
Class A
2006 (1)	$10.11	$0.19	$0.20	$(0.19)	$(0.05)	$10.26
2006 (2)	10.35	0.28	(0.20)	(0.29)	(0.03)	10.11
2005 (3)	10.55	0.39	(0.13)	(0.39)	(0.07)	10.35
2004 (3)	10.64	0.40	(0.05)	(0.41)	(0.03)	10.55
2003 (3)	10.80	0.41	(0.14)	(0.41)	(0.02)	10.64
2002 (3)	10.41	0.42	0.39	(0.42)	—	10.80
Class Y
2006 (1)	$10.13	$0.20	$0.20	$(0.20)	$(0.05)	$10.28
2006 (2)	10.37	0.30	(0.21)	(0.30)	(0.03)	10.13
2005 (3)	10.57	0.40	(0.13)	(0.40)	(0.07)	10.37
2004 (3)	10.66	0.41	(0.05)	(0.42)	(0.03)	10.57
2003 (3)	10.81	0.43	(0.14)	(0.42)	(0.02)	10.66
2002 (3)	10.43	0.43	0.38	(0.43)	—	10.81

California Tax Free Fund
Class A
2006 (1)	$10.96	$0.23	$0.28	$(0.22)	$(0.04)	$11.21
2006 (2)	11.24	0.33	(0.26)	(0.33)	(0.02)	10.96
2005 (3)	11.40	0.44	(0.05)	(0.44)	(0.11)	11.24
2004 (3)	11.40	0.46	0.08	(0.46)	(0.08)	11.40
2003 (3)	11.63	0.47	(0.16)	(0.47)	(0.07)	11.40
2002 (3)	11.17	0.48	0.50	(0.47)	(0.05)	11.63
Class C
2006 (1)	$10.97	$0.21	$0.27	$(0.19)	$(0.04)	$11.22
2006 (2)	11.25	0.30	(0.26)	(0.30)	(0.02)	10.97
2005 (3)	11.41	0.40	(0.05)	(0.40)	(0.11)	11.25
2004 (3)	11.41	0.41	0.09	(0.42)	(0.08)	11.41
2003 (3)	11.64	0.43	(0.16)	(0.43)	(0.07)	11.41
2002 (3)	11.18	0.42	0.52	(0.43)	(0.05)	11.64
Class Y
2006 (1)	$10.97	$0.24	$0.28	$(0.23)	$(0.04)	$11.22
2006 (2)	11.25	0.35	(0.26)	(0.35)	(0.02)	10.97
2005 (3)	11.40	0.47	(0.04)	(0.47)	(0.11)	11.25
2004 (3)	11.40	0.48	0.09	(0.49)	(0.08)	11.40
2003 (3)	11.63	0.49	(0.15)	(0.50)	(0.07)	11.40
2002 (3)	11.17	0.49	0.52	(0.50)	(0.05)	11.63

(1)	For the six-month period ended December 31, 2006 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

(2)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
80      First American Funds Semiannual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (4)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

4.38%	$8,541	0.75%	4.10%	1.60%	3.25%	10%
0.73	9,041	0.75	4.02	1.47	3.30	47
3.49	9,547	0.75	4.14	1.18	3.71	20
5.50	9,008	0.75	4.16	1.12	3.79	21
3.61	11,928	0.75	4.03	1.09	3.69	37
8.69	12,413	0.75	4.40	1.37	3.78	30

4.08%	$1,444	1.15%	3.70%	2.17%	2.68%	10%
0.42	1,358	1.15	3.62	2.22	2.55	47
3.08	1,628	1.15	3.74	1.93	2.96	20
5.17	1,588	1.15	3.76	1.87	3.04	21
3.10	1,857	1.15	3.63	1.84	2.94	37
8.28	2,910	1.15	4.00	2.12	3.03	30
4.51%	$17,767	0.50%	4.35%	1.35%	3.50%	10%
0.92	15,614	0.50	4.27	1.22	3.55	47
3.65	14,035	0.50	4.39	0.93	3.96	20
5.85	9,520	0.50	4.42	0.87	4.05	21
3.86	9,244	0.50	4.28	0.84	3.94	37
8.95	10,656	0.50	4.64	1.12	4.02	30

3.85%	$5,991	0.85%	3.63%	1.24%	3.24%	10%
0.78	3,441	0.85	3.73	1.22	3.36	21
2.51	3,946	0.85	3.71	1.10	3.46	29
3.36	3,381	0.85	3.78	1.06	3.57	20
2.58	4,262	0.85	3.86	1.06	3.65	17
8.01	4,870	0.85	4.01	1.14	3.72	23
3.92%	$54,293	0.70%	3.82%	0.99%	3.53%	10%
0.88	51,726	0.70	3.89	0.97	3.62	21
2.66	49,292	0.70	3.86	0.85	3.71	29
3.51	46,953	0.70	3.93	0.81	3.82	20
2.83	44,600	0.70	4.02	0.81	3.91	17
8.05	45,212	0.70	4.16	0.89	3.97	23

4.60%	$10,616	0.75%	3.98%	1.43%	3.30%	19%
0.63	10,783	0.75	3.99	1.34	3.40	24
3.50	11,888	0.75	3.88	1.15	3.48	14
4.93	9,513	0.75	4.03	1.09	3.69	16
2.85	11,143	0.75	4.16	1.08	3.83	20
9.10	12,954	0.75	4.26	1.31	3.70	33
4.35%	$2,118	1.15%	3.55%	2.03%	2.67%	19%
0.33	3,592	1.15	3.60	2.09	2.66	24
3.11	3,068	1.15	3.47	1.90	2.72	14
4.52	1,294	1.15	3.65	1.84	2.96	16
2.45	1,101	1.15	3.75	1.83	3.07	20
8.69	1,115	1.15	3.86	2.06	2.95	33
4.72%	$25,064	0.50%	4.23%	1.18%	3.55%	19%
0.82	21,767	0.50	4.24	1.09	3.65	24
3.85	19,556	0.50	4.12	0.90	3.72	14
5.19	16,047	0.50	4.29	0.84	3.95	16
3.11	15,243	0.50	4.40	0.83	4.07	20
9.36	11,853	0.50	4.51	1.06	3.95	33

First American Funds Semiannual Report 2006       81

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	from	Value
	Beginning	Investment	(Losses) on	Investment	Realized	Return of	End of
	of Period	Income	Investments	Income	Gains	Capital	Period

Colorado Intermediate Tax Free Fund
Class A
2006 (1)	$10.40	$0.22	$0.18	$(0.21)	$(0.08)	$—	$10.51
2006 (2)	10.74	0.32	(0.28)	(0.32)	(0.06)	—	10.40
2005 (3)	10.98	0.42	(0.19)	(0.43)	(0.04)	—	10.74
2004 (3)	11.08	0.45	(0.11)	(0.44)	—	—	10.98
2003 (3)	11.12	0.41	(0.02)	(0.43)	—	—	11.08
2002 (3)	10.79	0.47	0.32	(0.46)	—	—	11.12
Class Y
2006 (1)	$10.38	$0.22	$0.19	$(0.22)	$(0.08)	$—	$10.49
2006 (2)	10.72	0.33	(0.28)	(0.33)	(0.06)	—	10.38
2005 (3)	10.95	0.43	(0.18)	(0.44)	(0.04)	—	10.72
2004 (3)	11.05	0.46	(0.11)	(0.45)	—	—	10.95
2003 (3)	11.10	0.43	(0.03)	(0.45)	—	—	11.05
2002 (3)	10.76	0.49	0.33	(0.48)	—	—	11.10

Colorado Tax Free Fund
Class A
2006 (1)	$10.73	$0.23	$0.22	$(0.24)	$(0.08)	$—	$10.86
2006 (2)	11.30	0.35	(0.26)	(0.34)	(0.32)	—	10.73
2005 (3)	11.52	0.49	(0.11)	(0.51)	(0.09)	—	11.30
2004 (3)	11.57	0.51	0.02	(0.50)	(0.08)	—	11.52
2003 (3)	11.65	0.50	(0.10)	(0.48)	—	—	11.57
2002 (3)	11.09	0.48	0.56	(0.47)	(0.01)	—	11.65
Class C
2006 (1)	$10.71	$0.22	$0.21	$(0.22)	$(0.08)	$—	$10.84
2006 (2)	11.28	0.32	(0.27)	(0.30)	(0.32)	—	10.71
2005 (3)	11.50	0.43	(0.10)	(0.46)	(0.09)	—	11.28
2004 (3)	11.56	0.44	0.03	(0.45)	(0.08)	—	11.50
2003 (3)	11.63	0.44	(0.08)	(0.43)	—	—	11.56
2002 (3)	11.08	0.44	0.56	(0.44)	(0.01)	—	11.63
Class Y
2006 (1)	$10.75	$0.25	$0.22	$(0.26)	$(0.08)	$—	$10.88
2006 (2)	11.32	0.37	(0.26)	(0.36)	(0.32)	—	10.75
2005 (3)	11.53	0.51	(0.09)	(0.54)	(0.09)	—	11.32
2004 (3)	11.59	0.52	0.03	(0.53)	(0.08)	—	11.53
2003 (3)	11.67	0.51	(0.09)	(0.50)	—	—	11.59
2002 (3)	11.10	0.48	0.60	(0.50)	(0.01)	—	11.67

Intermediate Tax Free Fund
Class A
2006 (1)	$10.63	$0.23	$0.18	$(0.21)	$(0.01)	$—	$10.82
2006 (2)	10.92	0.32	(0.26)	(0.32)	(0.03)	—	10.63
2005 (3)	11.18	0.44	(0.19)	(0.45)	(0.06)	—	10.92
2004 (3)	11.30	0.44	(0.10)	(0.45)	(0.01)	—	11.18
2003 (3)	11.32	0.44	(0.03)	(0.43)	—	—	11.30
2002 (3)	10.95	0.43	0.40	(0.43)	—	(0.03)	11.32
Class Y
2006 (1)	$10.61	$0.23	$0.19	$(0.22)	$(0.01)	$—	$10.80
2006 (2)	10.90	0.33	(0.26)	(0.33)	(0.03)	—	10.61
2005 (3)	11.16	0.46	(0.19)	(0.47)	(0.06)	—	10.90
2004 (3)	11.28	0.46	(0.11)	(0.46)	(0.01)	—	11.16
2003 (3)	11.30	0.46	(0.03)	(0.45)	—	—	11.28
2002 (3)	10.93	0.44	0.40	(0.44)	—	(0.03)	11.30

(1)	For the six-month period ended December 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
82      First American Funds Semiannual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (4)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

3.87%	$7,388	0.85%	4.03%	1.33%	3.55%	18%
0.37	9,577	0.85	4.02	1.27	3.60	17
2.11	13,426	0.85	3.85	1.10	3.60	20
3.12	13,969	0.85	4.00	1.06	3.79	4
3.64	22,555	0.85	3.79	1.06	3.58	14
7.56	15,244	0.85	4.48	1.11	4.22	15
3.96%	$34,578	0.70%	4.18%	1.08%	3.80%	18%
0.49	32,661	0.70	4.18	1.02	3.86	17
2.36	34,562	0.70	4.01	0.85	3.86	20
3.29	37,748	0.70	4.15	0.81	4.04	4
3.71	47,854	0.70	3.94	0.81	3.83	14
7.83	48,398	0.70	4.60	0.86	4.44	15

4.18%	$9,187	0.75%	4.29%	1.71%	3.33%	16%
0.77	8,507	0.75	4.30	1.52	3.53	35
3.36	8,362	0.75	4.23	1.18	3.80	30
4.71	10,598	0.75	4.25	1.09	3.91	12
3.53	13,843	0.75	4.23	1.07	3.91	14
9.72	19,633	0.75	4.32	1.30	3.77	22
3.98%	$3,093	1.15%	3.89%	2.29%	2.75%	16%
0.47	3,007	1.15	3.90	2.27	2.78	35
2.95	3,423	1.15	3.83	1.93	3.05	30
4.21	3,787	1.15	3.85	1.84	3.16	12
3.23	4,284	1.15	3.83	1.82	3.16	14
9.23	3,705	1.15	3.95	2.05	3.05	22
4.30%	$11,004	0.50%	4.54%	1.46%	3.58%	16%
0.96	10,181	0.50	4.58	1.27	3.81	35
3.70	8,363	0.50	4.48	0.93	4.05	30
4.87	9,439	0.50	4.51	0.84	4.17	12
3.78	9,516	0.50	4.49	0.82	4.17	14
10.07	9,244	0.50	4.59	1.05	4.04	22

3.88%	$30,905	0.85%	4.08%	1.02%	3.91%	14%
0.56	32,521	0.85	3.95	1.05	3.75	15
2.31	34,658	0.85	3.98	1.05	3.78	15
3.06	35,276	0.85	3.98	1.05	3.78	10
3.74	34,231	0.85	3.91	1.05	3.71	15
7.78	29,838	0.85	3.87	1.03	3.69	28
3.97%	$601,241	0.70%	4.23%	0.77%	4.16%	14%
0.67	596,306	0.70	4.10	0.80	4.00	15
2.47	641,141	0.70	4.13	0.80	4.03	15
3.22	637,361	0.70	4.13	0.80	4.03	10
3.90	696,994	0.70	4.05	0.80	3.95	15
7.95	485,592	0.70	4.04	0.78	3.96	28

First American Funds Semiannual Report 2006       83

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income	Investments	Income	Gains	Period

Minnesota Intermediate Tax Free Fund
Class A
2006 (1)	$9.88	$0.19	$0.18	$(0.19)	$(0.05)	$10.01
2006 (2)	10.16	0.29	(0.22)	(0.29)	(0.06)	9.88
2005 (3)	10.34	0.39	(0.15)	(0.39)	(0.03)	10.16
2004 (3)	10.44	0.39	(0.08)	(0.39)	(0.02)	10.34
2003 (3)	10.51	0.40	(0.04)	(0.41)	(0.02)	10.44
2002 (3)	10.21	0.43	0.29	(0.42)	—	10.51
Class Y
2006 (1)	$9.83	$0.20	$0.18	$(0.20)	$(0.05)	$9.96
2006 (2)	10.11	0.30	(0.22)	(0.30)	(0.06)	9.83
2005 (3)	10.29	0.40	(0.15)	(0.40)	(0.03)	10.11
2004 (3)	10.40	0.41	(0.10)	(0.40)	(0.02)	10.29
2003 (3)	10.46	0.42	(0.03)	(0.43)	(0.02)	10.40
2002 (3)	10.17	0.45	0.27	(0.43)	—	10.46

Minnesota Tax Free Fund
Class A
2006 (1)	$10.97	$0.23	$0.25	$(0.22)	$(0.03)	$11.20
2006 (2)	11.21	0.35	(0.21)	(0.35)	(0.03)	10.97
2005 (3)	11.23	0.45	0.03	(0.45)	(0.05)	11.21
2004 (3)	11.34	0.44	(0.01)	(0.45)	(0.09)	11.23
2003 (3)	11.39	0.48	(0.05)	(0.45)	(0.03)	11.34
2002 (3)	11.06	0.47	0.34	(0.47)	(0.01)	11.39
Class C
2006 (1)	$10.93	$0.21	$0.24	$(0.20)	$(0.03)	$11.15
2006 (2)	11.17	0.31	(0.20)	(0.32)	(0.03)	10.93
2005 (3)	11.19	0.41	0.03	(0.41)	(0.05)	11.17
2004 (3)	11.31	0.39	(0.01)	(0.41)	(0.09)	11.19
2003 (3)	11.36	0.43	(0.04)	(0.41)	(0.03)	11.31
2002 (3)	11.04	0.43	0.33	(0.43)	(0.01)	11.36
Class Y
2006 (1)	$10.96	$0.24	$0.25	$(0.24)	$(0.03)	$11.18
2006 (2)	11.20	0.36	(0.20)	(0.37)	(0.03)	10.96
2005 (3)	11.22	0.48	0.03	(0.48)	(0.05)	11.20
2004 (3)	11.33	0.47	(0.01)	(0.48)	(0.09)	11.22
2003 (3)	11.38	0.51	(0.05)	(0.48)	(0.03)	11.33
2002 (3)	11.05	0.49	0.35	(0.50)	(0.01)	11.38

Missouri Tax Free Fund
Class A
2006 (1)	$11.76	$0.23	$0.27	$(0.22)	$(0.09)	$11.95
2006 (2)	12.14	0.34	(0.29)	(0.34)	(0.09)	11.76
2005 (3)	12.32	0.45	(0.12)	(0.45)	(0.06)	12.14
2004 (3)	12.37	0.45	(0.02)	(0.45)	(0.03)	12.32
2003 (3)	12.47	0.45	(0.04)	(0.45)	(0.06)	12.37
2002 (3)	12.05	0.46	0.47	(0.47)	(0.04)	12.47
Class C
2006 (1)	$11.73	$0.20	$0.28	$(0.20)	$(0.09)	$11.92
2006 (2)	12.12	0.30	(0.30)	(0.30)	(0.09)	11.73
2005 (3)	12.29	0.40	(0.11)	(0.40)	(0.06)	12.12
2004 (3)	12.35	0.40	(0.03)	(0.40)	(0.03)	12.29
2003 (3)	12.46	0.40	(0.04)	(0.41)	(0.06)	12.35
2002 (3)	12.05	0.41	0.48	(0.44)	(0.04)	12.46
Class Y
2006 (1)	$11.76	$0.24	$0.28	$(0.24)	$(0.09)	$11.95
2006 (2)	12.15	0.36	(0.30)	(0.36)	(0.09)	11.76
2005 (3)	12.32	0.48	(0.11)	(0.48)	(0.06)	12.15
2004 (3)	12.38	0.48	(0.03)	(0.48)	(0.03)	12.32
2003 (3)	12.48	0.49	(0.05)	(0.48)	(0.06)	12.38
2002 (3)	12.06	0.48	0.48	(0.50)	(0.04)	12.48

(1)	For the six-month period ended December 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
84      First American Funds Semiannual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (4)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

3.74%	$24,715	0.85%	3.83%	1.06%	3.62%	12%
0.74	26,526	0.85	3.85	1.08	3.62	11
2.33	32,326	0.85	3.78	1.06	3.57	15
3.03	35,047	0.85	3.77	1.05	3.57	8
3.55	31,044	0.85	3.85	1.05	3.65	15
7.23	19,914	0.85	4.27	1.03	4.09	15

3.84%	$175,836	0.70%	3.98%	0.81%	3.87%	12%
0.85	175,485	0.70	4.00	0.83	3.87	11
2.50	197,251	0.70	3.93	0.81	3.82	15
3.10	216,906	0.70	3.92	0.80	3.82	8
3.82	238,958	0.70	4.01	0.80	3.91	15
7.31	251,597	0.70	4.41	0.78	4.33	15

4.41%	$107,860	0.95%	4.08%	1.09%	3.94%	8%
1.28	101,142	0.95	4.15	1.10	4.00	11
4.42	106,783	0.95	4.04	1.06	3.93	16
3.94	114,981	0.95	3.87	1.05	3.77	25
3.90	125,916	0.95	4.25	1.06	4.14	23
7.23	135,607	0.95	4.22	1.09	4.08	26
4.12%	$12,143	1.35%	3.68%	1.66%	3.37%	8%
0.98	10,359	1.35	3.75	1.85	3.25	11
4.02	9,841	1.35	3.64	1.81	3.18	16
3.45	10,387	1.35	3.47	1.80	3.02	25
3.51	11,951	1.35	3.85	1.81	3.39	23
7.10	11,703	1.35	3.80	1.84	3.31	26
4.45%	$51,950	0.70%	4.33%	0.84%	4.19%	8%
1.47	48,760	0.70	4.40	0.85	4.25	11
4.69	46,471	0.70	4.29	0.81	4.18	16
4.20	42,900	0.70	4.12	0.80	4.02	25
4.16	47,858	0.70	4.50	0.81	4.39	23
7.84	54,638	0.70	4.47	0.84	4.33	26

4.25%	$26,858	0.95%	3.73%	1.09%	3.59%	12%
0.38	26,972	0.95	3.74	1.09	3.60	20
2.74	30,188	0.95	3.65	1.06	3.54	19
3.60	27,114	0.95	3.68	1.05	3.58	15
3.45	28,141	0.95	3.69	1.06	3.58	20
7.99	26,496	0.95	3.81	1.06	3.70	25
4.07%	$304	1.35%	3.33%	1.66%	3.02%	12%
0.00	214	1.35	3.34	1.84	2.85	20
2.42	190	1.35	3.25	1.81	2.79	19
3.11	218	1.35	3.28	1.80	2.83	15
3.05	279	1.35	3.30	1.81	2.84	20
7.58	21	1.35	3.28	1.81	2.82	25
4.38%	$130,842	0.70%	3.99%	0.84%	3.85%	12%
0.49	138,394	0.70	3.99	0.84	3.85	20
3.08	151,710	0.70	3.90	0.81	3.79	19
3.77	152,676	0.70	3.93	0.80	3.83	15
3.71	168,094	0.70	3.94	0.81	3.83	20
8.25	142,344	0.70	4.06	0.81	3.95	25

First American Funds Semiannual Report 2006       85

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income	Investments	Income	Gains	Period

Nebraska Tax Free Fund
Class A
2006 (1)	$10.33	$0.21	$0.23	$(0.21)	$(0.05)	$10.51
2006 (2)	10.58	0.31	(0.24)	(0.30)	(0.02)	10.33
2005 (3)	10.66	0.39	(0.05)	(0.42)	—	10.58
2004 (3)	10.66	0.41	0.03	(0.40)	(0.04)	10.66
2003 (3)	10.70	0.41	(0.04)	(0.40)	(0.01)	10.66
2002 (3)	10.20	0.41	0.49	(0.40)	—	10.70
Class C
2006 (1)	$10.26	$0.19	$0.22	$(0.18)	$(0.05)	$10.44
2006 (2)	10.50	0.27	(0.22)	(0.27)	(0.02)	10.26
2005 (3)	10.58	0.35	(0.06)	(0.37)	—	10.50
2004 (3)	10.58	0.35	0.04	(0.35)	(0.04)	10.58
2003 (3)	10.63	0.36	(0.04)	(0.36)	(0.01)	10.58
2002 (3)	10.14	0.36	0.50	(0.37)	—	10.63
Class Y
2006 (1)	$10.33	$0.22	$0.22	$(0.22)	$(0.05)	$10.50
2006 (2)	10.58	0.32	(0.23)	(0.32)	(0.02)	10.33
2005 (3)	10.66	0.43	(0.07)	(0.44)	—	10.58
2004 (3)	10.65	0.43	0.04	(0.42)	(0.04)	10.66
2003 (3)	10.69	0.43	(0.03)	(0.43)	(0.01)	10.65
2002 (3)	10.19	0.43	0.50	(0.43)	—	10.69

Ohio Tax Free Fund
Class A
2006 (1)	$10.17	$0.19	$0.26	$(0.19)	$(0.02)	$10.41
2006 (2)	10.42	0.29	(0.25)	(0.28)	(0.01)	10.17
2005 (3)	10.52	0.36	(0.06)	(0.36)	(0.04)	10.42
2004 (3)	10.54	0.36	0.07	(0.35)	(0.10)	10.52
2003 (3)	10.58	0.36	(0.03)	(0.37)	—	10.54
2002 (4)	10.00	0.15	0.59	(0.16)	—	10.58
Class C
2006 (1)	$10.05	$0.11	$0.31	$(0.17)	$(0.02)	$10.28
2006 (2)	10.32	0.25	(0.26)	(0.25)	(0.01)	10.05
2005 (3)	10.41	0.32	(0.05)	(0.32)	(0.04)	10.32
2004 (3)	10.44	0.29	0.09	(0.31)	(0.10)	10.41
2003 (3)	10.57	0.32	(0.12)	(0.33)	—	10.44
2002 (4)	10.00	0.13	0.58	(0.14)	—	10.57
Class Y
2006 (1)	$10.17	$0.21	$0.24	$(0.20)	$(0.02)	$10.40
2006 (2)	10.43	0.30	(0.25)	(0.30)	(0.01)	10.17
2005 (3)	10.53	0.38	(0.05)	(0.39)	(0.04)	10.43
2004 (3)	10.55	0.38	0.07	(0.37)	(0.10)	10.53
2003 (3)	10.57	0.39	(0.02)	(0.39)	—	10.55
2002 (4)	10.00	0.16	0.58	(0.17)	—	10.57

Oregon Intermediate Tax Free Fund
Class A
2006 (1)	$9.78	$0.19	$0.16	$(0.18)	$(0.04)	$9.91
2006 (2)	10.07	0.27	(0.25)	(0.27)	(0.04)	9.78
2005 (3)	10.30	0.36	(0.19)	(0.36)	(0.04)	10.07
2004 (3)	10.43	0.37	(0.05)	(0.37)	(0.08)	10.30
2003 (3)	10.49	0.37	(0.03)	(0.38)	(0.02)	10.43
2002 (3)	10.18	0.40	0.31	(0.40)	—	10.49
Class Y
2006 (1)	$9.78	$0.20	$0.17	$(0.19)	$(0.04)	$9.92
2006 (2)	10.07	0.28	(0.25)	(0.28)	(0.04)	9.78
2005 (3)	10.30	0.38	(0.19)	(0.38)	(0.04)	10.07
2004 (3)	10.43	0.39	(0.05)	(0.39)	(0.08)	10.30
2003 (3)	10.49	0.40	(0.05)	(0.39)	(0.02)	10.43
2002 (3)	10.18	0.42	0.31	(0.42)	—	10.49

(1)	For the six-month period ended December 31, 2006 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

(2)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	For the period from April 30, 2002, when the class of shares was first offered, to September 30, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
86      First American Funds Semiannual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (5)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

4.20%	$6,965	0.75%	3.96%	1.41%	3.30%	12%
0.65	6,910	0.75	3.89	1.30	3.34	35
3.20	7,136	0.75	3.78	1.12	3.41	21
4.18	4,925	0.75	3.82	1.08	3.49	17
3.57	4,869	0.75	3.87	1.07	3.55	15
9.09	4,904	0.75	3.98	1.29	3.44	35

4.02%	$1,399	1.15%	3.56%	1.99%	2.72%	12%
0.46	1,487	1.15	3.49	2.05	2.59	35
2.81	1,565	1.15	3.38	1.87	2.66	21
3.80	1,861	1.15	3.42	1.83	2.74	17
3.10	1,657	1.15	3.46	1.82	2.79	15
8.66	982	1.15	3.57	2.04	2.68	35
4.24%	$30,611	0.50%	4.21%	1.16%	3.55%	12%
0.85	31,347	0.50	4.14	1.05	3.59	35
3.45	32,418	0.50	4.03	0.87	3.66	21
4.54	29,722	0.50	4.07	0.83	3.74	17
3.82	28,120	0.50	4.11	0.82	3.79	15
9.37	27,348	0.50	4.22	1.04	3.68	35

4.41%	$917	0.75%	3.67%	1.38%	3.04%	10%
0.40	841	0.75	3.60	1.28	3.07	11
2.86	988	0.75	3.41	1.11	3.05	13
4.16	1,200	0.75	3.43	1.08	3.10	19
3.22	849	0.75	3.52	1.09	3.18	22
7.42	453	0.75	3.25	1.23	2.77	3
4.16%	$190	1.15%	3.27%	1.96%	2.46%	10%
(0.08)	209	1.15	3.22	2.03	2.34	11
2.58	174	1.15	3.01	1.86	2.30	13
3.69	120	1.15	3.03	1.83	2.35	19
1.95	215	1.15	3.08	1.84	2.39	22
7.13	1	1.15	3.01	1.98	2.18	3
4.45%	$40,827	0.50%	3.92%	1.13%	3.29%	10%
0.49	40,606	0.50	3.85	1.03	3.32	11
3.12	41,104	0.50	3.66	0.86	3.30	13
4.42	39,240	0.50	3.68	0.82	3.36	19
3.65	39,465	0.50	3.78	0.84	3.44	22
7.41	38,083	0.50	3.74	0.98	3.26	3

3.56%	$8,662	0.85%	3.78%	1.11%	3.52%	18%
0.16	9,456	0.85	3.62	1.11	3.36	13
1.67	9,356	0.85	3.56	1.06	3.35	20
3.20	8,700	0.85	3.62	1.05	3.42	12
3.31	8,189	0.85	3.67	1.05	3.47	17
7.23	7,030	0.85	3.95	1.05	3.75	18
3.75%	$115,679	0.70%	3.92%	0.86%	3.76%	18%
0.28	111,344	0.70	3.77	0.86	3.61	13
1.82	133,613	0.70	3.71	0.81	3.60	20
3.35	137,869	0.70	3.77	0.80	3.67	12
3.46	146,244	0.70	3.82	0.80	3.72	17
7.39	151,928	0.70	4.10	0.80	4.00	18

First American Funds Semiannual Report 2006       87

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income	Investments	Income	Gains	Period

Short Tax Free Fund
Class A
2006 (1)	$9.68	$0.14	$0.07	$(0.14)	$—	$9.75
2006 (2)	9.78	0.19	(0.09)	(0.20)	—	9.68
2005 (3)	9.96	0.24	(0.17)	(0.25)	—	9.78
2004 (3)	10.18	0.26	(0.17)	(0.25)	(0.06)	9.96
2003 (4)	10.00	0.26	0.19	(0.27)	—	10.18
Class Y
2006 (1)	$9.68	$0.15	$0.07	$(0.15)	$—	$9.75
2006 (2)	9.78	0.21	(0.10)	(0.21)	—	9.68
2005 (3)	9.96	0.26	(0.18)	(0.26)	—	9.78
2004 (3)	10.18	0.27	(0.17)	(0.26)	(0.06)	9.96
2003 (4)	10.00	0.28	0.18	(0.28)	—	10.18

Tax Free Fund
Class A
2006 (1)	$10.86	$0.23	$0.24	$(0.23)	$(0.09)	$11.01
2006 (2)	11.10	0.35	(0.20)	(0.35)	(0.04)	10.86
2005 (3)	11.18	0.47	0.03	(0.47)	(0.11)	11.10
2004 (3)	11.28	0.47	0.02	(0.48)	(0.11)	11.18
2003 (3)	11.44	0.47	(0.03)	(0.47)	(0.13)	11.28
2002 (3)	10.99	0.47	0.44	(0.46)	—	11.44
Class C
2006 (1)	$10.81	$0.21	$0.24	$(0.21)	$(0.09)	$10.96
2006 (2)	11.05	0.32	(0.20)	(0.32)	(0.04)	10.81
2005 (3)	11.13	0.42	0.03	(0.42)	(0.11)	11.05
2004 (3)	11.24	0.43	—	(0.43)	(0.11)	11.13
2003 (3)	11.40	0.42	(0.02)	(0.43)	(0.13)	11.24
2002 (3)	10.96	0.42	0.45	(0.43)	—	11.40
Class Y
2006 (1)	$10.87	$0.24	$0.24	$(0.24)	$(0.09)	$11.02
2006 (2)	11.11	0.37	(0.20)	(0.37)	(0.04)	10.87
2005 (3)	11.19	0.50	0.02	(0.49)	(0.11)	11.11
2004 (3)	11.29	0.50	0.01	(0.50)	(0.11)	11.19
2003 (3)	11.45	0.50	(0.03)	(0.50)	(0.13)	11.29
2002 (3)	11.00	0.49	0.45	(0.49)	—	11.45

(1)	For the six-month period ended December 31, 2006 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

(2)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	For the period from October 25, 2002, when the class of shares was first offered, to September 30, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
88      First American Funds Semiannual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (5)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

2.15%	$3,145	0.75%	2.88%	1.08%	2.55%	38%
1.02	3,321	0.75	2.65	1.08	2.32	22
0.67	4,103	0.75	2.46	1.06	2.15	37
0.90	6,329	0.75	2.55	1.05	2.25	30
4.54	6,448	0.75	2.67	1.05	2.37	54

2.22%	$197,213	0.60%	3.04%	0.83%	2.81%	38%
1.13	235,900	0.60	2.80	0.83	2.57	22
0.83	329,647	0.60	2.62	0.81	2.41	37
1.05	419,359	0.60	2.70	0.80	2.50	30
4.66	396,918	0.60	3.00	0.80	2.80	54

4.33%	$38,095	0.95%	4.14%	1.03%	4.06%	16%
1.37	36,519	0.95	4.28	1.06	4.17	13
4.51	38,205	0.95	4.20	1.06	4.09	8
4.45	40,156	0.95	4.18	1.05	4.08	23
4.06	42,942	0.95	4.21	1.05	4.11	23
8.56	43,708	0.95	4.20	1.02	4.13	39

4.14%	$2,217	1.35%	3.74%	1.60%	3.49%	16%
1.06	2,210	1.35	3.87	1.81	3.41	13
4.13	2,712	1.35	3.80	1.81	3.34	8
3.92	2,682	1.35	3.77	1.80	3.32	23
3.67	4,880	1.35	3.81	1.80	3.36	23
8.14	6,199	1.35	3.82	1.77	3.40	39

4.46%	$494,880	0.70%	4.39%	0.78%	4.31%	16%
1.57	455,910	0.70	4.53	0.81	4.42	13
4.77	436,303	0.70	4.45	0.81	4.34	8
4.71	416,651	0.70	4.43	0.80	4.33	23
4.31	460,634	0.70	4.46	0.80	4.36	23
8.84	497,140	0.70	4.47	0.77	4.40	39

First American Funds Semiannual Report 2006       89

Notes to  Financial Statements   (unaudited as of December 31, 2006), all dollars and shares are rounded to thousands (000)

1 >	Organization

The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, Oregon Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of December 31, 2006, FAIF offered 39 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF’s articles of incorporation permit the board of directors to create additional funds in the future. The Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund are each diversified open-end management investment companies. The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund are each non-diversified open-end management investment companies. Non-diversified funds may invest a large component of their net assets in securities of relatively few issuers.

The funds offer Class A and Class Y shares. The Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund also offer Class C shares. Class A shares of Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund are sold with a maximum front-end sales charge of 4.25%. Class A shares of California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund are sold with a maximum front-end sales charge of 2.25%. Class C shares may be subject to a contingent deferred sales charge of 1.00% for 12 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds’ prospectuses provide a description of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

On February 23, 2006, the funds’ board of directors approved a change in the funds’ fiscal year-end from September 30 to June 30, effective with the nine-month fiscal period ended June 30, 2006.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. At December 31, 2006, the funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or
90      First American Funds Semiannual Report 2006

sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the fair value and the underlying cost of the security on the transaction date. Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at the net asset value on the last business day of each month. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to book and tax differences for straddle loss deferrals and classification of dividends paid by the funds. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal period that the differences arise.

The character of distributions made during the six-month period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended December 31, 2006 (estimated), the nine-month fiscal period ended June 30, 2006, and the year ended September 30, 2005, were as follows:

	December 31, 2006

	Tax Exempt	Ordinary	Long Term
Fund	Income	Income	Gain	Total

Arizona Tax Free Fund	$561	$—	$143	$704
California Intermediate Tax Free Fund	1,111	—	301	1,412
California Tax Free Fund	764	—	119	883
Colorado Intermediate Tax Free Fund	878	—	329	1,207
Colorado Tax Free Fund	501	—	176	677
Intermediate Tax Free Fund	12,805	—	840	13,645
Minnesota Intermediate Tax Free Fund	3,968	—	1,016	4,984
Minnesota Tax Free Fund	3,398	—	454	3,852
Missouri Tax Free Fund	3,148	—	1,173	4,321
Nebraska Tax Free Fund	814	—	182	996
Ohio Tax Free Fund	811	—	86	897
Oregon Intermediate Tax Free Fund	2,280	—	514	2,794
Short Tax Free Fund	3,323	—	—	3,323
Tax Free Fund	11,392	—	4,300	15,692

	June 30, 2006

	Tax Exempt	Ordinary	Long Term
Fund	Income	Income	Gain	Total

Arizona Tax Free Fund	$807	$3	$210	$1,020
California Intermediate Tax Free Fund	1,622	85	91	1,798
California Tax Free Fund	1,067	12	53	1,132
Colorado Intermediate Tax Free Fund	1,396	22	266	1,684
Colorado Tax Free Fund	667	54	541	1,262
Intermediate Tax Free Fund	20,212	93	1,785	22,090
Minnesota Intermediate Tax Free Fund	6,508	27	1,372	7,907
Minnesota Tax Free Fund	5,235	29	381	5,645
Missouri Tax Free Fund	5,218	2	1,297	6,517
Nebraska Tax Free Fund	1,236	—	63	1,299
Ohio Tax Free Fund	1,207	—	41	1,248
Oregon Intermediate Tax Free Fund	3,646	20	556	4,222
Short Tax Free Fund	6,134	—	—	6,134
Tax Free Fund	16,637	262	1,396	18,295

First American Funds Semiannual Report 2006       91

Notes to  Financial Statements   continued

	September 30, 2005

	Tax Exempt	Ordinary	Long Term
Fund	Income	Income	Gain	Total

Arizona Tax Free Fund	$984	$3	$235	$1,222
California Intermediate Tax Free Fund	2,002	27	329	2,358
California Tax Free Fund	1,203	53	199	1,455
Colorado Intermediate Tax Free Fund	2,077	—	169	2,246
Colorado Tax Free Fund	992	—	177	1,169
Intermediate Tax Free Fund	28,143	—	3,679	31,822
Minnesota Intermediate Tax Free Fund	9,305	—	797	10,102
Minnesota Tax Free Fund	6,755	—	811	7,566
Missouri Tax Free Fund	7,004	—	924	7,928
Nebraska Tax Free Fund	1,581	—	—	1,581
Ohio Tax Free Fund	1,564	—	133	1,697
Oregon Intermediate Tax Free Fund	5,290	—	511	5,801
Short Tax Free Fund	10,220	—	—	10,220
Tax Free Fund	20,510	—	4,409	24,919

As of June 30, 2006, the funds’ most recently completed nine-month fiscal period-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

				Accumulated			Total
	Undistributed	Undistributed	Undistributed	Capital and	Unrealized	Other	Accumulated
	Ordinary	Tax Exempt	Long Term	Post-October	Appreciation	Accumulated	Earnings
Fund	Income	Income	Capital Gains	Losses	(Depreciation)	Losses	(Deficit)

Arizona Tax Free Fund	$—	$7	$108	$—	$624	$(4)	$735
California Intermediate Tax Free Fund	16	15	192	—	910	—	1,133
California Tax Free Fund	—	17	53	—	823	—	893
Colorado Intermediate Tax Free Fund	6	32	289	—	1,279	—	1,606
Colorado Tax Free Fund	3	36	183	—	860	(7)	1,075
Intermediate Tax Free Fund	—	—	1	—	17,986	—	17,987
Minnesota Intermediate Tax Free Fund	5	60	861	—	4,048	—	4,974
Minnesota Tax Free Fund	26	55	419	—	5,815	(11)	6,304
Missouri Tax Free Fund	—	31	582	—	2,910	—	3,523
Nebraska Tax Free Fund	—	19	187	—	427	(6)	627
Ohio Tax Free Fund	2	16	57	—	280	(14)	341
Oregon Intermediate Tax Free Fund	5	62	255	—	1,584	—	1,906
Short Tax Free Fund	—	119	—	(1,236)	(2,830)	—	(3,947)
Tax Free Fund	74	66	2,093	—	18,600	—	20,833

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses deferred due to straddles.

As of June 30, 2006, Short Tax Free Fund had a capital loss carryforward of $788, of which $238 will expire in 2013 and $550 will expire in 2014 if not offset by subsequent capital gains.

The Short Tax Free Fund incurred a loss of $448 for tax purposes for the period from November 1, 2005 to June 30, 2006. As permitted by tax regulations, the fund intends to elect to defer and treat those losses as arising in the fiscal year ending June 30, 2007.

FUTURES TRANSACTIONS – In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each fund may enter into futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close
92      First American Funds Semiannual Report 2006

of the year will be recognized as capital gains (losses) for federal income tax purposes. At December 31, 2006, Ohio Tax Free Fund had outstanding futures contracts as disclosed in its Schedule of Investments.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to delivery. Each fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. At December 31, 2006, the following funds had outstanding commitments to purchase securities on a when-issued or forward-commitment basis:

Fund	Cost

Intermediate Tax Free Fund	$1,055
Minnesota Intermediate Tax Free Fund	1,656
Missouri Tax Free Fund	1,728
Nebraska Tax Free Fund	197
Tax Free Fund	6,203

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At December 31, 2006, no fund had investments in illiquid securities.

INVERSE FLOATERS – As part of their investment strategy, the funds may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate (“inverse floaters”). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject a fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market values of such securities will generally be more volatile than those of fixed-rate, tax-exempt securities. To the extent the funds invest in inverse floaters, the net asset value of the funds’ shares may be more volatile than if the funds did not invest in such securities. At December 31, 2006, no fund had investments in inverse floaters.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended December 31, 2006.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.
First American Funds Semiannual Report 2006       93

Notes to  Financial Statements   continued

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”) manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.50% of the fund’s average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses at least through June 30, 2007, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A	C	Y

Arizona Tax Free Fund	0.75%	1.15%	0.50%
California Intermediate Tax Free Fund	0.85	NA	0.70
California Tax Free Fund	0.75	1.15	0.50
Colorado Intermediate Tax Free Fund	0.85	NA	0.70
Colorado Tax Free Fund	0.75	1.15	0.50
Intermediate Tax Free Fund	0.85	NA	0.70
Minnesota Intermediate Tax Free Fund	0.85	NA	0.70
Minnesota Tax Free Fund	0.95	1.35	0.70
Missouri Tax Free Fund	0.95	1.35	0.70
Nebraska Tax Free Fund	0.75	1.15	0.50
Ohio Tax Free Fund	0.75	1.15	0.50
Oregon Intermediate Tax Free Fund	0.85	NA	0.70
Short Tax Free Fund	0.75	NA	0.60
Tax Free Fund	0.95	1.35	0.70

NA = Not Applicable

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes, these reimbursements are recorded as investment income.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, and administrative services and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

For the six-month period ended December 31, 2006, administration fees paid to FAF Advisors by the funds included in this semiannual report were as follows:

Fund	Amount

Arizona Tax Free Fund	$30
California Intermediate Tax Free Fund	64
California Tax Free Fund	41
Colorado Intermediate Tax Free Fund	46
Colorado Tax Free Fund	25
Intermediate Tax Free Fund	699
Minnesota Intermediate Tax Free Fund	221
Minnesota Tax Free Fund	183
Missouri Tax Free Fund	177
Nebraska Tax Free Fund	44
Ohio Tax Free Fund	46
Oregon Intermediate Tax Free Fund	134
Short Tax Free Fund	244
Tax Free Fund	565

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

For the six-month period ended December 31, 2006, transfer agent fees paid to USBFS by the funds included in this semiannual report were as follows:

Fund	Amount

Arizona Tax Free Fund	$37
California Intermediate Tax Free Fund	27
California Tax Free Fund	36
Colorado Intermediate Tax Free Fund	27
Colorado Tax Free Fund	37
Intermediate Tax Free Fund	27
Minnesota Intermediate Tax Free Fund	28
Minnesota Tax Free Fund	41
Missouri Tax Free Fund	36
Nebraska Tax Free Fund	36
Ohio Tax Free Fund	36
Oregon Intermediate Tax Free Fund	27
Short Tax Free Fund	27
Tax Free Fund	38

94      First American Funds Semiannual Report 2006

CUSTODIAN FEES – U.S. Bank serves as the custodian for each fund pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended December 31, 2006, custodian fees were increased as a result of overdrafts and decreased as a result of interest earned as follows:

Fund	Increased		Decreased

Arizona Tax Free Fund	$—	*	$—	*
California Intermediate Tax Free Fund	—	*	—	*
California Tax Free Fund	—	*	—	*
Colorado Intermediate Tax Free Fund	—	*	—	*
Colorado Tax Free Fund	—	*	—	*
Intermediate Tax Free Fund	—	*	—	*
Minnesota Intermediate Tax Free Fund	—	*	—	*
Minnesota Tax Free Fund	—	*	—	*
Missouri Tax Free Fund	—	*	—	*
Nebraska Tax Free Fund	—	*	—	*
Ohio Tax Free Fund	—	*	—
Oregon Intermediate Tax Free Fund	—	*	—
Short Tax Free Fund	1		1
Tax Free Fund	—	*	2

* Rounds to zero.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each of the funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% and 0.65% of each fund’s average daily net assets of Class A and Class C shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Quasar is currently waiving a portion of its 12b-1 fees for Class A shares, limiting its fees to 0.15% of average daily net assets for California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund.

Prior to October 1, 2006, each of the funds paid Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 1.00% of each fund’s average daily net assets of Class C shares. Quasar waived a portion of its 12b-1 fees for Class C shares, limiting its fees to 0.65% of average daily net assets for Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund.

For the six-month period ended December 31, 2006, total distribution and shareholder servicing fees waived by Quasar for the funds included in this semiannual report were as follows:

Fund	Amount

Arizona Tax Free Fund	$1
California Intermediate Tax Free Fund	2
California Tax Free Fund	2
Colorado Intermediate Tax Free Fund	4
Colorado Tax Free Fund	3
Intermediate Tax Free Fund	16
Minnesota Intermediate Tax Free Fund	13
Minnesota Tax Free Fund	10
Missouri Tax Free Fund	—	*
Nebraska Tax Free Fund	1
Ohio Tax Free Fund	—	*
Oregon Intermediate Tax Free Fund	5
Short Tax Free Fund	4
Tax Free Fund	2

* Rounds to zero.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended December 31, 2006:

Fund	Amount

Arizona Tax Free Fund	$1
California Intermediate Tax Free Fund	2
California Tax Free Fund	14
Colorado Intermediate Tax Free Fund	5
Colorado Tax Free Fund	6
Intermediate Tax Free Fund	16
Minnesota Intermediate Tax Free Fund	10
Minnesota Tax Free Fund	29
Missouri Tax Free Fund	29
Nebraska Tax Free Fund	3
Ohio Tax Free Fund	1
Oregon Intermediate Tax Free Fund	5
Short Tax Free Fund	2
Tax Free Fund	18

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended December 31, 2006, legal fees and expenses of $24 were paid to a law firm of which an Assistant Secretary of the funds is a partner.
First American Funds Semiannual Report 2006       95

Notes to  Financial Statements   continued

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on redemptions made in the Class C shares for the first 12 months. The CDSC is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six-month period ended December 31, 2006, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Arizona Tax Free Fund	$5
California Intermediate Tax Free Fund	9
California Tax Free Fund	28
Colorado Intermediate Tax Free Fund	—	*
Colorado Tax Free Fund	1
Intermediate Tax Free Fund	—	*
Minnesota Intermediate Tax Free Fund	2
Minnesota Tax Free Fund	127
Missouri Tax Free Fund	25
Nebraska Tax Free Fund	1
Ohio Tax Free Fund	—	*
Oregon Intermediate Tax Free Fund	—	*
Short Tax Free Fund	—	*
Tax Free Fund	9

* Rounds to zero.

4 >	Capital Share Transactions

FAIF has 324 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

				California
	Arizona			Intermediate			California
	Tax Free Fund			Tax Free Fund			Tax Free Fund

	Six-Month	Nine-Month		Six-Month	Nine-Month		Six-Month	Nine-Month
	Period	Fiscal Period	Year	Period	Fiscal Period	Year	Period	Fiscal Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/06	6/30/06	9/30/05	12/31/06	6/30/06	9/30/05	12/31/06	6/30/06	9/30/05

Class A:
Shares issued	20	92	189	257	94	131	82	154	373
Shares issued in lieu of cash distributions	7	27	37	6	8	11	12	23	33
Shares redeemed	(87)	(139)	(162)	(19)	(143)	(81)	(131)	(250)	(184)

Total Class A transactions	(60)	(20)	64	244	(41)	61	(37)	(73)	222

Class C:
Shares issued	7	11	18	—	—	—	34	102	163
Shares issued in lieu of cash distributions	2	4	6	—	—	—	3	5	6
Shares redeemed	(3)	(36)	(17)	—	—	—	(175)	(53)	(9)

Total Class C transactions	6	(21)	7	—	—	—	(138)	54	160

Class Y:
Shares issued	275	525	459	336	894	609	348	705	536
Shares issued in lieu of cash distributions	8	10	6	5	5	8	3	3	3
Shares redeemed	(113)	(351)	(44)	(167)	(544)	(307)	(102)	(462)	(207)

Total Class Y transactions	170	184	421	174	355	310	249	246	332

Net increase in capital shares	116	143	492	418	314	371	74	227	714

96      First American Funds Semiannual Report 2006

	Colorado
	Intermediate			Colorado			Intermediate
	Tax Free Fund			Tax Free Fund			Tax Free Fund

	Six-Month	Nine-Month		Six-Month	Nine-Month		Six-Month	Nine-Month
	Period	Fiscal Period	Year	Period	Fiscal Period	Year	Period	Fiscal Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/06	6/30/06	9/30/05	12/31/06	6/30/06	9/30/05	12/31/06	6/30/06	9/30/05

Class A:
Shares issued	19	8	392	77	146	26	217	337	714
Shares issued in lieu of cash distributions	15	26	39	21	42	37	44	76	114
Shares redeemed	(251)	(363)	(454)	(45)	(135)	(243)	(464)	(528)	(809)

Total Class A transactions	(217)	(329)	(23)	53	53	(180)	(203)	(115)	19

Class C:
Shares issued	—	—	—	6	12	42	—	—	—
Shares issued in lieu of cash distributions	—	—	—	7	16	15	—	—	—
Shares redeemed	—	—	—	(9)	(51)	(83)	—	—	—

Total Class C transactions	—	—	—	4	(23)	(26)	—	—	—

Class Y:
Shares issued	388	444	583	150	432	122	5,048	7,885	10,127
Shares issued in lieu of cash distributions	6	5	5	3	3	1	121	216	321
Shares redeemed	(243)	(526)	(810)	(89)	(227)	(202)	(5,703)	(10,731)	(8,735)

Total Class Y transactions	151	(77)	(222)	64	208	(79)	(534)	(2,630)	1,713

Net increase (decrease) in capital shares	(66)	(406)	(245)	121	238	(285)	(737)	(2,745)	1,732

	Minnesota
	Intermediate			Minnesota			Missouri
	Tax Free Fund			Tax Free Fund			Tax Free Fund

	Six-Month	Nine-Month		Six-Month	Nine-Month		Six-Month	Nine-Month
	Period	Fiscal Period	Year	Period	Fiscal Period	Year	Period	Fiscal Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/06	6/30/06	9/30/05	12/31/06	6/30/06	9/30/05	12/31/06	6/30/06	9/30/05

Class A:
Shares issued	24	298	553	932	1,143	716	94	67	374
Shares issued in lieu of cash distributions	37	74	100	134	262	356	28	44	51
Shares redeemed	(277)	(869)	(859)	(653)	(1,711)	(1,782)	(168)	(303)	(140)

Total Class A transactions	(216)	(497)	(206)	413	(306)	(710)	(46)	(192)	285

Class C:
Shares issued	—	—	—	211	181	83	7	2	—
Shares issued in lieu of cash distributions	—	—	—	14	26	34	1	—	1
Shares redeemed	—	—	—	(84)	(140)	(164)	—	—	(3)

Total Class C transactions	—	—	—	141	67	(47)	8	2	(2)

Class Y:
Shares issued	954	1,745	1,581	637	1,004	779	566	1,228	1,808
Shares issued in lieu of cash distributions	21	35	33	10	14	19	19	23	23
Shares redeemed	(1,174)	(3,437)	(3,175)	(451)	(718)	(471)	(1,405)	(1,975)	(1,732)

Total Class Y transactions	(199)	(1,657)	(1,561)	196	300	327	(820)	(724)	99

Net increase (decrease) in capital shares	(415)	(2,154)	(1,767)	750	61	(430)	(858)	(914)	382

							Oregon
	Nebraska			Ohio			Intermediate
	Tax Free Fund			Tax Free Fund			Tax Free Fund

	Six-Month	Nine-Month		Six-Month	Nine-Month		Six-Month	Nine-Month
	Period	Fiscal Period	Year	Period	Fiscal Period	Year	Period	Fiscal Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/06	6/30/06	9/30/05	12/31/06	6/30/06	9/30/05	12/31/06	6/30/06	9/30/05

Class A:
Shares issued	27	74	295	12	15	24	7	281	202
Shares issued in lieu of cash distributions	9	11	11	1	1	2	12	19	22
Shares redeemed	(42)	(91)	(93)	(8)	(28)	(45)	(112)	(263)	(139)

Total Class A transactions	(6)	(6)	213	5	(12)	(19)	(93)	37	85

Class C:
Shares issued	9	15	39	—	8	10	—	—	—
Shares issued in lieu of cash distributions	2	3	4	—	—	—	—	—	—
Shares redeemed	(22)	(22)	(70)	(3)	(4)	(5)	—	—	—

Total Class C transactions	(11)	(4)	(27)	(3)	4	5	—	—	—

Class Y:
Shares issued	189	398	669	282	473	779	676	938	1,909
Shares issued in lieu of cash distributions	6	7	9	14	18	22	30	35	39
Shares redeemed	(317)	(433)	(403)	(365)	(436)	(590)	(425)	(2,855)	(2,067)

Total Class Y transactions	(122)	(28)	275	(69)	55	211	281	(1,882)	(119)

Net increase (decrease) in capital shares	(139)	(38)	461	(67)	47	197	188	(1,845)	(34)

First American Funds Semiannual Report 2006       97

Notes to  Financial Statements   continued

	Short
	Tax Free Fund			Tax Free Fund

	Six-Month	Nine-Month		Six-Month	Nine-Month
	Period	Fiscal Period	Year	Period	Fiscal Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/06	6/30/06	9/30/05	12/31/06	6/30/06	9/30/05

Class A:
Shares issued	9	121	213	334	383	382
Shares issued in lieu of cash distributions	4	7	11	71	96	150
Shares redeemed	(33)	(204)	(440)	(307)	(559)	(682)

Total Class A transactions	(20)	(76)	(216)	98	(80)	(150)

Class C:
Shares issued	—	—	—	7	3	25
Shares issued in lieu of cash distributions	—	—	—	4	7	11
Shares redeemed	—	—	—	(13)	(51)	(32)

Total Class C transactions	—	—	—	(2)	(41)	4

Class Y:
Shares issued	1,348	3,350	6,860	5,886	7,282	6,235
Shares issued in lieu of cash distributions	26	45	69	107	82	97
Shares redeemed	(5,502)	(12,753)	(15,310)	(3,022)	(4,706)	(4,293)

Total Class Y transactions	(4,128)	(9,358)	(8,381)	2,971	2,658	2,039

Net increase (decrease) in capital shares	(4,148)	(9,434)	(8,597)	3,067	2,537	1,893

5 >	Investment Security Transactions

During the six-month period ended December 31, 2006, purchases of securities and proceeds from sales of securities, other than government securities and temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Arizona Tax Free Fund	$3,931	$2,744
California Intermediate Tax Free Fund	11,987	5,351
California Tax Free Fund	7,618	6,860
Colorado Intermediate Tax Free Fund	7,501	8,609
Colorado Tax Free Fund	4,339	3,573
Intermediate Tax Free Fund	86,742	87,738
Minnesota Intermediate Tax Free Fund	24,633	27,788
Minnesota Tax Free Fund	21,341	13,302
Missouri Tax Free Fund	19,200	28,400
Nebraska Tax Free Fund	4,808	6,198
Ohio Tax Free Fund	4,131	5,199
Oregon Intermediate Tax Free Fund	22,378	22,202
Short Tax Free Fund	83,891	100,197
Tax Free Fund	110,307	79,161

The aggregate gross unrealized appreciation and depreciation for securities held by the funds and the total cost of securities for federal income tax purposes at December 31, 2006, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Arizona Tax Free Fund	$1,168	$(22)	$1,146	$26,237
California Intermediate Tax Free Fund	1,942	(28)	1,914	57,849
California Tax Free Fund	1,693	(28)	1,665	35,260
Colorado Intermediate Tax Free Fund	1,929	(31)	1,898	40,032
Colorado Tax Free Fund	1,286	(21)	1,265	21,903
Intermediate Tax Free Fund	28,347	(253)	28,094	606,198
Minnesota Intermediate Tax Free Fund	7,432	(97)	7,335	192,999
Minnesota Tax Free Fund	9,295	(99)	9,196	161,138
Missouri Tax Free Fund	6,022	(61)	5,961	152,083
Nebraska Tax Free Fund	1,272	(27)	1,245	37,619
Ohio Tax Free Fund	1,314	(29)	1,285	40,407
Oregon Intermediate Tax Free Fund	3,383	(64)	3,319	120,413
Short Tax Free Fund	376	(930)	(554)	201,576
Tax Free Fund	27,205	(316)	26,889	509,077

6 >	Concentration of Credit Risk

The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund invest in debt instruments of municipal issuers in specific states. Although these funds monitor investment concentration, the issuers’ ability to meet their obligations may be affected by economic developments in the specific state or region. Additionally, each state has various guidelines relating to the tax treatment of the income distributed from each fund.

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to
98      First American Funds Semiannual Report 2006

be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the funds’ last net asset value calculation in the first required financial statement reporting period. As a result, the funds will incorporate FIN 48 in their semiannual report on December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.
First American Funds Semiannual Report 2006       99

 NOTICE TO SHAREHOLDERS December 31, 2006 (unaudited)
HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the calendar quarter-end.
100      First American Funds Semiannual Report 2006

Board of Directors First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President, Chief
Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
INVESTMENT ADVISOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
ADMINISTRATOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
CUSTODIAN

U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101
DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402
COUNSEL

Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330
In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
0042-07 2/2007 SAR-TAXFREEINCOME

First American Funds.

2006 Semiannual Report

Income Funds

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

First American Funds Online

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets.

Online features and functionality include:

-	The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

-	The ability to educate yourself through market and investment strategy commentaries
We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
First American Funds Semiannual Report 2006       1

Core Bond fund
Expense Example
As a shareholder of the Core Bond Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,046.50	$4.90

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84

Class B Actual[2]	$1,000.00	$1,040.90	$8.75

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64

Class C Actual[2]	$1,000.00	$1,041.70	$8.75

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64

Class R Actual[2]	$1,000.00	$1,045.20	$6.19

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11

Class Y Actual[2]	$1,000.00	$1,046.90	$3.61

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.70%, 1.70%, 1.20%, and 0.70% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 4.65%, 4.09%, 4.17%, 4.52%, and 4.69% for Class A, Class B, Class C, Class R, and Class Y, respectively.
2      First American Funds Semiannual Report 2006

Core Bond fund continued
Portfolio Allocation as of December 31, 20061  (% of net assets)

U.S. Government Agency Mortgage-Backed Securities	34.5%
Asset-Backed Securities	21.2
U.S. Government & Agency Securities	14.6
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	14.3
Corporate Bonds	11.7
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	3.3
Short-Term Investments	3.5
Other Assets and Liabilities, Net[2]	(3.1)

100.0%

Credit Quality Distribution as of December 31, 2006[3] (% of market value)

AAA	86.0%
AA	3.2
A	2.7
BBB	8.1

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
First American Funds Semiannual Report 2006       3

High Income Bond fund
Expense Example
As a shareholder of the High Income Bond Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,083.30	$5.78

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60

Class B Actual[2]	$1,000.00	$1,079.60	$9.70

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.88	$9.40

Class C Actual[2]	$1,000.00	$1,079.50	$9.70

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.88	$9.40

Class R Actual[2]	$1,000.00	$1,081.80	$7.08

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87

Class Y Actual[2]	$1,000.00	$1,084.60	$4.47

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.10%, 1.85%, 1.85%, 1.35%, and 0.85% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 8.33%, 7.96%, 7.95%, 8.18%, and 8.46% for Class A, Class B, Class C, Class R, and Class Y, respectively.
4      First American Funds Semiannual Report 2006

High Income Bond fund continued
Portfolio Allocation as of December 31, 20061  (% of net assets)

High Yield Corporate Bonds	87.6%
Closed-End Funds	2.4
Preferred Stocks	2.2
High Grade Corporate Bonds	2.0
Convertible Securities	1.9
Common Stocks	1.1
Short-Term Investments	1.5
Other Assets and Liabilities, Net[2]	1.3

100.0%
Credit Quality Distribution as of December 31, 20063 (% of market value)

AAA	1.6%
BBB	2.5
BB	28.7
B	46.7
CCC	13.3
C	0.1
D	0.9
Non-Rated	6.2

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
First American Funds Semiannual Report 2006       5

Inflation Protected Securities fund
Expense Example
As a shareholder of the Inflation Protected Securities Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,016.00	$4.32

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class C Actual[2]	$1,000.00	$1,011.10	$8.11

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13

Class R Actual[2]	$1,000.00	$1,014.10	$5.58

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60

Class Y Actual[2]	$1,000.00	$1,016.20	$3.05

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85%, 1.60%, 1.10%, and 0.60% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 1.60%, 1.11%, 1.41%, and 1.62% for Class A, Class C, Class R, and Class Y, respectively.
6      First American Funds Semiannual Report 2006

Inflation Protected Securities fund continued
Portfolio Allocation as of December 31, 20061  (% of net assets)

U.S. Government & Agency Securities	86.4%
Asset-Backed Securities	5.8
Corporate Bonds	5.7
Common Stocks	0.5
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	0.3
Municipal Bond	0.3
Convertible Security	0.1
Short-Term Investment	0.2
Other Assets and Liabilities, Net[2]	0.7

100.0%
Credit Quality Distribution as of December 31, 20063 (% of market value)

AAA	93.5%
AA	3.2
A	1.1
BBB	0.6
BB	1.0
B	0.1
Non-Rated	0.5

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
First American Funds Semiannual Report 2006       7

Intermediate Government Bond fund
Expense Example
As a shareholder of the Intermediate Government Bond Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,035.70	$3.85

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class Y Actual[2]	$1,000.00	$1,036.50	$3.08

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

Portfolio Allocation as of December 31, 20063  (% of net assets)

U.S. Government & Agency Securities	99.4%
Short-Term Investment	1.0
Other Assets and Liabilities, Net[4]	(0.4)

100.0%
Credit Quality Distribution as of December 31, 20065 (% of market value)

AAA	97.5%
AA	2.5

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/ 365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 3.57% and 3.65% for Class A and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[5]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
8      First American Funds Semiannual Report 2006

Intermediate Term Bond fund
Expense Example
As a shareholder of the Intermediate Term Bond Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,038.80	$4.37

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class Y Actual[2]	$1,000.00	$1,038.70	$3.60

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

Portfolio Allocation as of December 31, 20063  (% of net assets)

U.S. Government & Agency Securities	34.1%
Asset-Backed Securities	23.9
Corporate Bonds	21.1
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	11.3
U.S. Government Agency Mortgage-Backed Securities	5.8
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	2.9
Municipal Bond	0.3
Other Assets and Liabilities, Net[4]	0.6

100.0%
Credit Quality Distribution as of December 31, 20065  (% of market value)

AAA	76.1%
AA	3.3
A	6.5
BBB	14.1

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 3.88% and 3.87% for Class A and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[5]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
First American Funds Semiannual Report 2006       9

Short Term Bond fund
Expense Example
As a shareholder of the Short Term Bond Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,026.50	$3.83

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class Y Actual[2]	$1,000.00	$1,028.30	$3.07

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

Portfolio Allocation as of December 31, 20063  (% of net assets)

Asset-Backed Securities	37.2%
U.S. Government Agency Mortgage-Backed Securities	17.4
Corporate Bonds	14.2
U.S. Government & Agency Securities	13.9
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	11.3
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	6.0

100.0%
Credit Quality Distribution as of December 31, 20064 (% of market value)

AAA	82.5%
AA	4.8
A	5.2
BBB	6.6
BB	0.4
B	0.5

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 2.65% and 2.83% for Class A and Class Y, respectively.

[3]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[4]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
10      First American Funds Semiannual Report 2006

Total Return Bond fund
Expense Example
As a shareholder of the Total Return Bond Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,039.20	$5.14

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09

Class B Actual[2]	$1,000.00	$1,035.40	$8.98

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.38	$8.89

Class C Actual[2]	$1,000.00	$1,035.50	$8.98

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.38	$8.89

Class R Actual[2]	$1,000.00	$1,039.00	$6.42

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.36

Class Y Actual[2]	$1,000.00	$1,040.60	$3.86

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.00%, 1.75%, 1.75%, 1.25%, and 0.75% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 3.92%, 3.54%, 3.55%, 3.90%, and 4.06% for Class A, Class B, Class C, Class R, and Class Y, respectively.
First American Funds Semiannual Report 2006       11

Total Return Bond fund continued
Portfolio Allocation as of December 31, 20061  (% of net assets)

U.S. Government Agency Mortgage-Backed Securities	27.4%
Corporate Bonds	17.6
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	17.3
Asset-Backed Securities	17.0
U.S. Government & Agency Securities	13.6
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	4.6
Common Stocks	0.5
Municipal Bond	0.3
Convertible Security	0.1
Short-Term Investments	13.0
Other Assets and Liabilities, Net[2]	(11.4)

100.0%
Credit Quality Distribution as of December 31, 20063 (% of market value)

AAA	83.8%
AA	2.7
A	1.3
BBB	7.1
BB	3.7
B	0.9
CCC	0.1
Non-Rated	0.4

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
12      First American Funds Semiannual Report 2006

U.S. Government Mortgage fund
Expense Example
As a shareholder of the U.S. Government Mortgage Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006, to December 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/06 to
	Value (7/01/06)	Value (12/31/06)	12/31/06)
Class A Actual[2]	$1,000.00	$1,047.20	$4.90

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84

Class B Actual[2]	$1,000.00	$1,043.10	$8.75

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64

Class C Actual[2]	$1,000.00	$1,042.30	$8.75

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64

Class R Actual[2]	$1,000.00	$1,046.00	$6.19

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11

Class Y Actual[2]	$1,000.00	$1,047.50	$3.61

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.70%, 1.70%, 1.20%, and 0.70% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2006 of 4.72%, 4.31%, 4.23%, 4.60%, and 4.75% for Class A, Class B, Class C, Class R, and Class Y, respectively.
First American Funds Semiannual Report 2006       13

U.S. Government Mortgage fund continued
Portfolio Allocation as of December 31, 20061  (% of net assets)

U.S. Government Agency Mortgage-Backed Securities	92.7%
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	19.3
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	4.1
Asset-Backed Securities	3.6
Short-Term Investments	2.2
Other Assets and Liabilities, Net[2]	(21.9)

100.0%
Credit Quality Distribution as of December 31, 20063 (% of market value)

AAA	95.7%
AA	4.3

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
14      First American Funds Semiannual Report 2006

Schedule of  Investments December 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities – 34.5%
Adjustable Rate (a) – 4.3%
Federal Home Loan Mortgage Corporation Pool
6.602%, 05/01/2025, #846757	$308	$314
6.596%, 04/01/2029, #847190	2,242	2,291
6.681%, 03/01/2030, #847180 (b)	3,228	3,293
6.507%, 07/01/2030, #847240	3,507	3,579
6.657%, 06/01/2031, #846984 (b)	1,272	1,292
5.790%, 07/01/2036, #1K1238 (b)	13,324	13,430
Federal National Mortgage Association Pool
6.959%, 08/01/2030, #555843 (b)	8,178	8,441
6.998%, 03/01/2031, #545359	940	952
6.822%, 09/01/2033, #725553	2,786	2,851
5.281%, 11/01/2034, #735054 (b)	12,403	12,269
4.863%, 09/01/2035, #745168 (b)	12,681	12,538
5.731%, 09/01/2036, #884778 (b)	13,573	13,660

		74,910

Fixed Rate – 30.2%
Federal Home Loan Mortgage Corporation Pool
4.000%, 04/01/2008, #M90808 (b)	7,076	6,986
4.000%, 10/01/2010, #M80855 (b)	11,013	10,706
4.500%, 03/01/2018, #P10023 (b)	2,844	2,796
4.500%, 05/01/2018, #P10032 (b)	5,960	5,858
5.000%, 05/01/2018, #E96700	10,577	10,415
6.500%, 01/01/2028, #G00876	1,274	1,305
6.500%, 11/01/2028, #C00676	2,556	2,622
6.500%, 12/01/2028, #C00689	1,773	1,819
6.500%, 04/01/2029, #C00742	1,064	1,091
6.500%, 07/01/2031, #A17212 (b)	5,107	5,227
6.000%, 11/01/2033, #A15521	4,225	4,263
Federal National Mortgage Association Pool
7.750%, 06/01/2008, #001464	3	3
3.790%, 07/01/2013, #386314 (b)	24,908	23,133
5.500%, 02/01/2014, #440780 (b)	2,457	2,468
7.000%, 02/01/2015, #535206	652	671
7.000%, 08/01/2016, #591038 (b)	1,215	1,249
5.500%, 12/01/2017, #673010 (b)	4,740	4,751
5.000%, 06/01/2018, #555545 (b)	7,394	7,285
5.000%, 11/01/2018, #750989	17,797	17,536
4.500%, 01/01/2019, #755666 (b)	4,314	4,172
5.000%, 11/01/2019, #725934	3,564	3,508
5.500%, 01/01/2020, #735386	8,453	8,469
5.500%, 06/01/2020, #735792	7,143	7,157
5.000%, 02/01/2021, #745279 (b)	23,955	23,551
6.000%, 10/01/2022, #254513 (b)	4,634	4,695
5.500%, 10/01/2024, #255456	12,394	12,328
5.500%, 01/01/2025, #255575	10,569	10,513
5.500%, 02/01/2025, #255628	15,045	14,965
7.000%, 04/01/2026, #340798	539	557
7.000%, 05/01/2026, #250551	538	556
6.000%, 01/01/2029 (c)	18,045	18,163
6.500%, 02/01/2029, #252255	2,128	2,184
6.500%, 12/01/2031, #254169	6,314	6,432
6.000%, 04/01/2032, #745101	11,899	12,123
7.000%, 07/01/2032, #254379	3,033	3,120
7.000%, 07/01/2032, #545813 (b)	1,356	1,396
7.000%, 07/01/2032, #545815 (b)	841	865
6.000%, 09/01/2032, #254447 (b)	5,281	5,329
6.000%, 03/01/2033, #688330 (b)	7,995	8,068
5.500%, 04/01/2033, #694605 (b)	10,159	10,056
6.500%, 05/01/2033, #555798 (b)	6,852	7,014
5.500%, 06/01/2033, #843435 (b)	7,306	7,233
5.500%, 07/01/2033, #709446 (b)	12,084	11,961
5.500%, 07/01/2033, #728667	4,572	4,525
5.500%, 08/01/2033, #733380 (b)	11,603	11,484
5.000%, 10/01/2033, #741897	12,687	12,272
5.500%, 10/01/2033, #555800 (b)	17,368	17,191
6.000%, 11/01/2033, #772130	1,004	1,013
6.000%, 11/01/2033, #772256	1,154	1,163
5.500%, 12/01/2033, #756202 (b)	8,643	8,555
6.000%, 12/01/2033, #756200	4,096	4,131
5.500%, 01/01/2034 (c)	36,095	35,666
5.000%, 03/01/2034, #725205 (b)	8,121	7,856
5.000%, 03/01/2034, #725248 (b)	4,036	3,904
5.000%, 03/01/2034, #725250	7,262	7,024
5.500%, 04/01/2034, #725424 (b)	10,610	10,502
5.500%, 05/01/2034, #357571	13,460	13,316
5.000%, 06/01/2034, #782909	5,909	5,712
6.500%, 06/01/2034, #735273 (b)	10,415	10,654
5.500%, 08/01/2034, #745563	13,349	13,213
5.500%, 10/01/2034, #255411	2,418	2,392
6.000%, 10/01/2034, #781776	2,143	2,159
6.500%, 04/01/2036, #831377	6,572	6,696
6.500%, 04/01/2036, #852909 (b)	6,685	6,811
6.500%, 07/01/2036, #831683	9,263	9,438
6.000%, 08/01/2036, #885536	7,618	7,669
6.500%, 08/01/2036, #893318	8,528	8,689
6.000%, 09/01/2036, #900555 (b)	15,740	15,886
Government National Mortgage Association Pool
5.750%, 08/20/2023, #008259	2	2
7.500%, 11/15/2030, #537699 (b)	685	715

		523,237

Total U.S. Government Agency Mortgage-Backed Securities (Cost $605,016)		598,147

Asset-Backed Securities – 21.2%
Automotive – 3.5%
FTN Financial Auto Securitization Trust Series 2004-A, Class A
2.050%, 06/15/2010 (d)	9,075	9,056
Harley-Davidson Motorcycle Trust Series 2005-4, Class A2
4.850%, 06/15/2012	7,325	7,285
Hertz Vehicle Financing Series 2005-2A, Class A6
5.080%, 11/25/2011 (d)	14,690	14,597
Triad Auto Receivables Owner Trust Series 2006-A, Class A3
4.770%, 01/12/2011	11,140	11,074
Volkswagen Auto Loan Enhanced Trust Series 2005-1, Class A4
4.860%, 04/20/2012	18,400	18,291

		60,303

Commercial – 13.4%
Bank of America Commercial Mortgage Series 2004-5, Class A3
4.561%, 11/10/2041	14,830	14,403
Series 2006-2, Class A4
5.741%, 05/10/2045	4,085	4,224
Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4
5.405%, 12/11/2040 (b)	10,185	10,234
First American Funds Semiannual Report 2006       15

Schedule of  Investments continued

Core Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Commercial Mortgage Pass-Through Certificates Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (d)	$9,225	$9,284
Series 2005-LP5, Class A2
4.630%, 05/10/2043	14,130	13,884
Deutsche Mortgage and Asset Receiving Series 1998-C1, Class A2
6.538%, 06/15/2031	4,819	4,851
GE Capital Commercial Mortgage Corporation Series 2005-C3, Class A2
4.853%, 07/10/2045	11,590	11,453
GMAC Commercial Mortgage Securities Series 2004-C2, Class A1
3.896%, 08/10/2038	7,566	7,414
Series 2005-C1, Class A2
4.471%, 05/10/2043	19,200	18,780
Greenwich Capital Commercial Funding Series 2003-C1, Class A2
3.285%, 07/05/2035	14,170	13,553
GS Mortgage Securities II Series 2006-GG8, Class A4
5.560%, 11/10/2039	17,960	18,242
Series 2006-RR2, Class A1
5.689%, 06/23/2046 (d)	14,735	14,888
Series 2006-RR3, Class A1S
5.659%, 07/18/2056 (d)	17,390	17,662
J.P. Morgan Chase Commercial Mortgage Securities Series 2005-LDP5, Class A4
5.179%, 12/15/2044 (a)	8,635	8,603
LB-UBS Commercial Mortgage Trust Series 2003-C3, Class A2
3.086%, 05/15/2027	19,520	18,953
Series 2005-C7, Class A2
5.103%, 11/15/2030	12,790	12,743
Nomura Asset Securities Series 1998-D6, Class A1B
6.590%, 03/15/2030	12,359	12,508
Wachovia Bank Commercial Mortgage Trust Series 2005-C19, Class A5
4.661%, 05/15/2044	21,390	20,720

		232,399

Credit Cards – 1.5%
Citibank Credit Card Issuance Trust Series 2006-A4, Class A4
5.450%, 05/10/2013	11,485	11,641
MBNA Credit Card Master Note Trust Series 2005-A1, Class A1
4.200%, 09/15/2010	14,285	14,110

		25,751

Home Equity – 0.1%
Amresco Residential Security Mortgage Series 1997-3, Class A9
6.960%, 03/25/2027	137	136
Countrywide Asset-Backed Certificates Series 2003-SC1, Class M2
6.850%, 09/25/2023 (a)	1,112	1,116
Saxon Asset Securities Trust Series 2004-1, Class A
5.620%, 03/25/2035 (a)	431	431

		1,683

Other – 2.7%
Global Signal Trust Series 2004-2A, Class A
4.232%, 12/15/2014 (d)	11,480	11,174
Series 2006-1, Class C
5.707%, 02/15/2036 (d)	8,093	8,144
GRP/ AG Real Estate Asset Trust Series 2004-2, Class A
4.210%, 07/25/2034 (d)	75	74
Series 2005-1, Class A
4.850%, 01/25/2035 (d)	1,009	1,001
Small Business Administration Series 2005-P10B, Class 1
4.940%, 08/10/2015	10,625	10,505
Series 2006-P10B, Class 1
5.681%, 08/10/2016	16,972	17,211

		48,109

Total Asset-Backed Securities (Cost $372,020)		368,245

U.S. Government & Agency Securities – 14.6%
U.S. Agency Debentures – 4.2%
Federal National Mortgage Association
3.875%, 02/15/2010 (b)	19,000	18,416
5.125%, 04/15/2011 (b)	17,350	17,474
6.125%, 03/15/2012 (b)	9,200	9,687
5.250%, 08/01/2012 (b)	28,285	28,422

		73,999

U.S. Treasuries – 10.4%
U.S. Treasury Bonds
9.000%, 11/15/2018 (b)	10,855	14,926
8.750%, 08/15/2020 (b)	6,300	8,710
6.250%, 08/15/2023 (b)	18,500	21,294
7.625%, 02/15/2025 (b)	6,055	8,014
5.500%, 08/15/2028 (b)	8,950	9,669
4.500%, 02/15/2036 (b)	15,105	14,364
U.S. Treasury Notes
4.625%, 11/15/2009 (b)	12,225	12,187
2.375%, 04/15/2011 (b)	16,646	16,580
4.625%, 08/31/2011 (b)	19,695	19,632
2.500%, 07/15/2016 (b)	34,275	34,535
4.625%, 11/15/2016	20,250	20,117

		180,028

Total U.S. Government & Agency Securities (Cost $256,925)		254,027

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 14.3%
Adjustable Rate (a) – 6.9%
Bank of America Mortgage Securities Series 2004-G, Class 2A3
4.232%, 08/25/2034	1,367	1,362
Citigroup Mortgage Loan Trust Series 2005-7, Class 2A1A
4.861%, 09/25/2035	11,908	11,744
GMAC Mortgage Corporation Loan Trust Series 2003-AR2, Class 4A1
4.733%, 12/19/2033	12,080	11,757
Residential Funding Mortgage Securities I Series 2006-SA2, Class 4A1
5.879%, 08/25/2036	12,927	12,893
The accompanying notes are an integral part of the financial statements.
16      First American Funds Semiannual Report 2006

Core Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Sequoia Mortgage Trust Series 2004-4, Class X1
0.765%, 05/20/2034 (e)	$86,565	$432
Structured Adjustable Rate Mortgage Loan Trust Series 2004-11, Class A
7.268%, 08/25/2034	1,096	1,100
Wachovia Mortgage Loan Trust Series 2005-B, Class 1A1
4.957%, 10/20/2035	9,274	9,270
Washington Mutual Series 2004-AR7, Class A6
3.943%, 07/25/2034	12,035	11,689
Wells Fargo Mortgage Backed Securities Trust Series 2003-D, Class A1
4.802%, 02/25/2033	4,831	4,860
Series 2003-O, Class 5A1
4.806%, 01/25/2034	12,771	12,475
Series 2004-C, Class A1
4.937%, 04/25/2034	17,515	17,039
Series 2004-N, Class A3
4.099%, 08/25/2034	12,801	12,668
Series 2006-AR1, Class 2A2
5.561%, 03/25/2036	13,213	13,073

		120,362

Fixed Rate – 7.4%
ABN AMRO Mortgage Series 2003-7, Class A1
4.750%, 07/25/2018	18,445	17,921
Bank of America Mortgage Securities Series 2003-6, Class 1A30
4.750%, 08/25/2033	7,350	7,223
Countrywide Alternative Loan Trust Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	7,337	7,177
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	5,056	4,956
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	5,812	5,814
Credit Suisse First Boston Mortgage Securities Series 2005-3, Class 5A1
5.500%, 07/25/2020	8,095	8,076
Series 2003-8, Class DB1
6.245%, 04/25/2033	5,217	5,244
First Horizon Mortgage Pass-Through Trust Series 2004-4, Class 2A1
4.500%, 07/25/2019	3,681	3,645
GMAC Mortgage Corporation Loan Trust Series 2004-J5, Class A7
6.500%, 01/25/2035	8,677	8,777
GSR Mortgage Loan Trust Series 2004-10F, Class 3A1
5.500%, 08/25/2019	6,930	6,915
Master Alternative Loans Trust Series 2005-2, Class 1A3
6.500%, 03/25/2035	3,921	3,960
Master Asset Securitization Trust Series 2003-6, Class 3A1
5.000%, 07/25/2018	8,958	8,852
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A
6.192%, 11/25/2034	6,878	6,923
Residential Asset Mortgage Products Series 2003-SL1, Class M1
7.317%, 04/25/2031	8,382	8,676
Series 2004-SL4, Class A3
6.500%, 07/25/2032	3,985	4,050
Washington Mutual Series 2004-CB1, Class 1A
5.250%, 06/25/2019	11,011	10,907
Wells Fargo Mortgage Backed Securities Trust Series 2003-14, Class A1
4.750%, 12/25/2018	8,901	8,615
Westam Mortgage Financial Series 11, Class A
6.360%, 08/26/2020	71	71

		127,802

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $250,212)		248,164

Corporate Bonds – 11.7%
Banking – 1.0%
First National Bank of Chicago
8.080%, 01/05/2018	1,388	1,563
J.P. Morgan Chase
5.150%, 10/01/2015	5,660	5,554
J.P. Morgan Chase Capital XX Series T
6.550%, 09/29/2036 (b)	2,850	2,943
Lloyds
6.267%, 12/31/2049 (a) (d)	5,000	5,000
Wells Fargo Capital X
5.950%, 12/15/2036	2,760	2,705

		17,765

Basic Industry – 0.9%
Celulosa Arauco y Constitucion
5.625%, 04/20/2015 (b)	3,000	2,948
Falconbridge
7.350%, 06/05/2012	5,135	5,549
Southern Copper
7.500%, 07/27/2035	2,640	2,862
Teck Cominco Limited
6.125%, 10/01/2035	2,785	2,676
Vale Overseas
6.250%, 01/11/2016	2,380	2,403

		16,438

Brokerage – 1.2%
Bear Stearns
5.550%, 01/22/2017	3,425	3,422
Merrill Lynch
6.050%, 05/16/2016 (b)	9,170	9,491
Morgan Stanley
5.375%, 10/15/2015	8,270	8,196

		21,109

Capital Goods – 0.3%
C10 Capital
6.722%, 12/29/2049 (a) (d)	2,000	1,994
Siemens Financiering
6.125%, 08/17/2026 (d)	3,070	3,137

		5,131

First American Funds Semiannual Report 2006       17

Schedule of  Investments continued

Core Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Communications – 2.4%
Comcast
7.050%, 03/15/2033 (b)	$6,900	$7,378
Embarq
7.995%, 06/01/2036	3,020	3,143
News America Holdings
7.700%, 10/30/2025	4,015	4,515
Sprint Capital
6.900%, 05/01/2019	6,270	6,465
Telecom Italia Capital
4.000%, 11/15/2008	5,765	5,614
7.200%, 07/18/2036 (b)	2,855	2,983
Time Warner Entertainment
8.375%, 07/15/2033	4,690	5,668
Verizon Global Funding
7.750%, 12/01/2030	4,275	5,015

		40,781

Consumer Cyclical – 0.2%
DaimlerChrysler
4.875%, 06/15/2010	3,735	3,641
Duty Free International (f) (g)
7.000%, 01/15/2004	2,191	438

		4,079

Electric – 1.6%
Florida Power & Light
5.650%, 02/01/2037	4,160	4,104
MidAmerican Energy Holdings
5.875%, 10/01/2012	8,845	9,004
Ohio Power Series K
6.000%, 06/01/2016	4,100	4,210
Oncor Electric Delivery
7.000%, 05/01/2032	5,115	5,595
Pacific Gas & Electric
6.050%, 03/01/2034 (b)	4,650	4,690

		27,603

Energy – 1.3%
Gazprom International
7.201%, 02/01/2020 (d)	5,170	5,467
Nexen
5.875%, 03/10/2035	4,140	3,876
Petro-Canada
5.350%, 07/15/2033	3,155	2,766
Tengizcheveroil Finance
6.124%, 11/15/2014 (d)	4,655	4,643
XTO Energy
6.100%, 04/01/2036	5,430	5,299

		22,051

Finance – 0.7%
American General Finance
3.875%, 10/01/2009	7,545	7,261
Capital One Capital III
7.686%, 08/15/2036 (b)	4,350	4,927

		12,188

Insurance – 1.1%
Liberty Mutual Group
6.500%, 03/15/2035 (d)	4,805	4,683
Marsh & McLennan
5.750%, 09/15/2015	7,660	7,536
ZFS Finance USA Trust II
6.450%, 12/15/2065 (a) (d)	6,385	6,512

		18,731

Real Estate – 0.7%
Health Care Properties – REIT Series MTN
6.300%, 09/15/2016	4,540	4,612
Prologis 2006 – REIT
5.750%, 04/01/2016	6,835	6,877

		11,489

Sovereign – 0.2%
United Mexican States
5.625%, 01/15/2017 (b)	3,835	3,839

Technology – 0.1%
Chartered Semiconductor
6.375%, 08/03/2015	1,715	1,720

Total Corporate Bonds (Cost $202,946)		202,924

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 3.3%
Fixed Rate – 3.2%
Federal Home Loan Mortgage Corporation Series 2763, Class TA
4.000%, 03/15/2011 (b)	9,498	9,304
Series 6, Class C
9.050%, 06/15/2019	31	31
Series 1022, Class J
6.000%, 12/15/2020	44	43
Series 162, Class F
7.000%, 05/15/2021	128	127
Series 188, Class H
7.000%, 09/15/2021	308	307
Series 1790, Class A
7.000%, 04/15/2022	100	102
Series 2901, Class UB
5.000%, 03/15/2033 (b)	5,000	4,795
Federal National Mortgage Association Series 1998-M1, Class A2
6.250%, 01/25/2008	1,102	1,104
Series 1988-24, Class G
7.000%, 10/25/2018	65	67
Series 1989-24, Class H
9.000%, 07/25/2019	59	64
Series 1989-90, Class E
8.700%, 12/25/2019	9	9
Series 1990-30, Class E
6.500%, 03/25/2020	38	39
Series 1990-61, Class H
7.000%, 06/25/2020	43	44
Series 1990-72, Class B
9.000%, 07/25/2020	35	37
Series 1990-102, Class J
6.500%, 08/25/2020	43	44
Series 1990-105, Class J
6.500%, 09/25/2020	443	455
Series 1991-56, Class M
6.750%, 06/25/2021	168	171
Series 1992-120, Class C
6.500%, 07/25/2022	66	68
Series 2005-44, Class PC
5.000%, 11/25/2027	13,520	13,321
The accompanying notes are an integral part of the financial statements.
18      First American Funds Semiannual Report 2006

Core Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Series 2003-92, Class KH
5.000%, 03/25/2032	$12,770	$12,350
Series 2005-62, Class JE
5.000%, 06/25/2035	13,148	12,951

		55,433

Z-Bonds (h) – 0.1%
Federal Home Loan Mortgage Corporation Series 1118, Class Z
8.250%, 07/15/2021	64	67
Federal National Mortgage Association Series 1991-134, Class Z
7.000%, 10/25/2021	307	317
Series 1996-35, Class Z
7.000%, 07/25/2026	1,391	1,421

		1,805

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $57,809)		57,238

Short-Term Investments – 3.5%
Money Market Fund – 3.4%
First American Prime Obligations Fund, Class Z (i)	60,128,917	60,129

U.S. Treasury Obligations – 0.1%
U.S. Treasury Bills
4.681%, 03/01/2007 (j)	$325	323
4.783%, 04/05/2007 (j)	630	622

		945

Total Short-Term Investments (Cost $61,074)		61,074

Investments Purchased with Proceeds from Securities Lending (k) – 34.6%
(Cost $599,586)		599,586

Total Investments – 137.7% (Cost $2,405,588)		2,389,405

Other Assets and Liabilities, Net – (37.7)%		(653,875)

Total Net Assets – 100.0%		$1,735,530

(a)	Variable Rate Security – The rate shown is the rate in effect at December 31, 2006.

(b)	This security or a portion of this security is out on loan at December 31, 2006. Total loaned securities had a value of $582,947 at December 31, 2006. See note 2 in Notes to Financial Statements.

(c)	Security purchased on a when-issued basis. On December 31, 2006, the total cost of investments purchased on a when-issued basis was $54,028 or 3.1% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of December 31, 2006, the value of these investments was $117,316 or 6.8% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of December 31, 2006.

(f)	Security is fair valued and illiquid. As of December 31, 2006, the value of this investment was $438 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(g)	Security is in default at December 31, 2006.

(h)	Z-Bonds – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

(i)	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(j)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is effective yield as of December 31, 2006. See note 2 in Notes to Financial Statements.

(k)	The fund may loan securities in return for collateral in the form of cash, U.S. government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.
REIT – Real Estate Investment Trust
Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 2 Year Note Futures	1,296	$264,425	March 2007	$(884)
U.S. Treasury 5 Year Note Futures	751	78,902	March 2007	(668)
U.S. Treasury 10 Year Note Futures	(1,463)	(157,227)	March 2007	1,799
U.S. Treasury Long Bond Futures	448	49,924	March 2007	(860)

				$(613)

Credit Default Swap Agreements

			Pay/
	Reference	Buy/Sell	Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Depreciation

J.P. Morgan	ABX-HE-BBB	Sell	2.420%	05/25/2046	$5,900	$(234)
J.P. Morgan	The Kroger Company	Buy	0.350%	12/20/2011	4,800	(6)
J.P. Morgan	Safeway, Inc.	Buy	0.410%	12/20/2011	4,800	(12)

						$(252)

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Receive	5.303%	10/26/2008	$239,000	$(423)
Citigroup	3-Month LIBOR	Pay	5.360%	10/26/2016	58,000	799
UBS	3-Month LIBOR	Receive	5.050%	09/27/2008	48,000	129

						$505

First American Funds Semiannual Report 2006       19

Schedule of  Investments continued

High Income Bond Fund
DESCRIPTION	PAR	VALUE

High Yield Corporate Bonds – 87.6%
Basic Industry – 13.7%
AK Steel
7.750%, 06/15/2012	$1,000	$1,007
Allegheny Technologies
8.375%, 12/15/2011	1,000	1,070
Basell AF SCAl
8.375%, 08/15/2015 (a) (b) (c)	1,250	1,284
Crystal U.S. Holdings Series B, 0.000% through 10/01/2009 thereafter 10.500%
0.000%, 10/01/2014	1,000	860
Domtar
7.125%, 08/15/2015 (a)	1,500	1,470
Equistar Chemicals
10.625%, 05/01/2011	2,000	2,130
Evraz Group
8.250%, 11/10/2015 (a) (b)	1,000	1,029
FMG Finance
10.000%, 09/01/2013 (a) (b)	1,500	1,541
Griffin Coal Mining
9.500%, 12/01/2016 (a) (b) (c)	800	824
Hexion
9.750%, 11/15/2014 (b) (c)	1,750	1,774
Ineos Group Holdings
8.500%, 02/15/2016 (a) (b) (c)	1,000	955
James River Coal
9.375%, 06/01/2012 (c)	1,000	900
LPG International
7.250%, 12/20/2015 (a)	1,000	1,005
Lyondell Chemical
8.000%, 09/15/2014	1,250	1,297
Massey Energy
6.875%, 12/15/2013	1,000	940
Mercer International
9.250%, 02/15/2013 (a) (c)	1,500	1,466
Metals USA Holding
11.365%, 01/15/2012 (b) (d)	1,000	960
Millar Western Forest
7.750%, 11/15/2013 (a)	1,000	897
Momentive Performance
10.125%, 12/01/2014 (b)	1,000	1,005
Neenah
9.500%, 01/01/2017 (b)	1,500	1,507
Neenah Paper
7.375%, 11/15/2014	1,500	1,433
Newark Group
9.750%, 03/15/2014	1,300	1,303
Noble Group Limited
6.625%, 03/17/2015 (a) (b)	750	681
Peabody Energy Series B
6.875%, 03/15/2013	1,000	1,025
PNA Group
10.750%, 09/01/2016 (b)	500	517
Rock-Tenn
8.200%, 08/15/2011	750	791
Sappi Papier Holding
7.500%, 06/15/2032 (a) (b)	750	701
Sino Forest
9.125%, 08/17/2011 (a) (b)	1,000	1,081
Stone Container
8.375%, 07/01/2012	2,000	1,960
Tembec Industries
8.625%, 06/30/2009 (a) (c)	500	343
Vedanta Resources
6.625%, 02/22/2010 (a) (b)	1,000	988
Verso Paper Holdings
9.125%, 08/01/2014 (b) (c)	1,000	1,043
Witco
6.875%, 02/01/2026	900	788

		36,575

Capital Goods – 5.2%
Allied Waste North America
6.125%, 02/15/2014	1,000	950
Series B
5.750%, 02/15/2011	1,000	967
Case New Holland
9.250%, 08/01/2011	1,000	1,059
7.250%, 01/15/2016	1,000	1,012
Chart Industries
9.125%, 10/15/2015 (b)	1,850	1,952
Crown Cork & Seal
7.375%, 12/15/2026	1,000	935
DRS Technologies
7.625%, 02/01/2018	1,000	1,030
Esco
8.625%, 12/15/2013 (b)	500	514
Mid America Waste Systems
12.250%, 02/15/2020 (e) (f) (g) (h)	250	—
Nortek
8.500%, 09/01/2014	500	490
Owens-Brockway Glass Container
8.875%, 02/15/2009	1,000	1,023
Ply Gem Industries
9.000%, 02/15/2012	1,000	850
RBS Global & Rexnord
9.500%, 08/01/2014 (b)	1,000	1,040
Sequa
9.000%, 08/01/2009	1,000	1,070
TFS Acquisition
12.871%, 08/01/2014 (b) (d)	1,000	1,020

		13,912

Communications – 13.7%
Adelphia Communications
7.875%, 05/01/2009 (e) (f)	1,500	1,353
C & M Finance
8.100%, 02/01/2016 (a) (b) (c)	1,000	1,028
CCH I
11.000%, 10/01/2015	750	770
CCO Holdings
9.485%, 12/15/2010 (d)	1,000	1,020
Charter Communications Holdings
8.000%, 04/30/2012 (b)	2,000	2,078
Citizens Communications
9.000%, 08/15/2031	1,000	1,085
Cricket Communications
9.375%, 11/01/2014 (b)	1,250	1,319
CSC Holdings
7.875%, 02/15/2018	500	499
Series B
7.625%, 04/01/2011 (c)	1,000	1,019
Echostar
6.625%, 10/01/2014	2,000	1,949
7.000%, 10/01/2013	800	799
Excelcomindo Finance
7.125%, 01/18/2013 (a) (b)	1,000	1,005
Horizon PCS
11.375%, 07/15/2012	900	1,003
The accompanying notes are an integral part of the financial statements.
20      First American Funds Semiannual Report 2006

High Income Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Idearc
8.000%, 11/15/2016 (b)	$2,000	$2,030
Intelsat Bermuda
10.484%, 01/15/2012 (a) (d)	1,000	1,009
Level 3 Communications
11.500%, 03/01/2010 (c)	1,000	1,060
Level 3 Financing
12.250%, 03/15/2013	1,250	1,416
Metropcs Wireless
9.250%, 11/01/2014 (b)	1,250	1,306
Nextel Partners
8.125%, 07/01/2011	1,000	1,041
Panamsat
9.000%, 08/15/2014	649	686
9.000%, 06/15/2016 (b)	2,000	2,117
Quebecor Media
7.750%, 03/15/2016 (a)	1,000	1,021
Qwest
8.875%, 03/15/2012	2,000	2,227
7.500%, 06/15/2023 (c)	1,000	1,008
Qwest Capital Funding
7.000%, 08/03/2009	2,000	2,035
R.H. Donnelley Series A-3
8.875%, 01/15/2016	1,500	1,575
Sirius Satellite Radio
9.625%, 08/01/2013 (c)	500	492
Time Warner Telecommunications Holdings
9.250%, 02/15/2014	1,000	1,069
Vimpelcom
8.250%, 05/23/2016 (a) (b)	1,500	1,575

		36,594

Consumer Cyclical – 17.9%
Affiliated Computer Services
4.700%, 06/01/2010	1,500	1,431
AMC Entertainment
8.000%, 03/01/2014	1,000	992
Arvinmeritor
8.750%, 03/01/2012 (c)	1,000	1,027
Autonation
7.000%, 04/15/2014	1,500	1,511
Bally Total Fitness
10.500%, 07/15/2011 (c)	1,000	977
Beazer Homes USA
8.375%, 04/15/2012	1,000	1,027
Blockbuster
9.000%, 09/01/2012 (c)	1,000	967
Bon-Ton Department Stores
10.250%, 03/15/2014 (c)	500	511
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (b)	1,000	1,015
Buffets
12.500%, 11/01/2014 (b)	500	504
Burlington Coat Factory
11.125%, 04/15/2014 (b)	500	487
Chaoda Modern Agriculture
7.750%, 02/08/2010 (a) (b) (c)	1,000	1,000
Ford Motor
7.450%, 07/16/2031 (c)	1,500	1,177
Ford Motor Credit
5.800%, 01/12/2009	2,000	1,964
9.875%, 08/10/2011	1,000	1,070
7.000%, 10/01/2013 (c)	1,000	955
8.000%, 12/15/2016	500	494
Galaxy Entertainment
9.875%, 12/15/2012 (a) (b) (c)	500	535
General Motors
6.375%, 05/01/2008 (c)	1,000	995
8.250%, 07/15/2023	2,500	2,325
General Motors Acceptance
8.000%, 11/01/2031 (c)	1,000	1,148
Glenoit
11.000%, 04/15/2007 (e) (f) (g) (h)	100	—
Goodyear Tire & Rubber
7.857%, 08/15/2011 (c)	500	503
9.140%, 12/01/2009 (b) (d)	500	502
Hanesbrands
8.734%, 12/15/2014 (b) (d)	1,000	1,017
Harrah’s Operating Company
5.625%, 06/01/2015 (c)	1,250	1,072
K Hovnanian Enterprises
6.250%, 01/15/2016 (c)	1,250	1,181
7.500%, 05/15/2016	500	503
Lear
8.500%, 12/01/2013(b)	1,000	970
Levi Strauss & Co.
9.750%, 01/15/2015	750	808
Libbey Glass
12.436%, 06/01/2011 (b) (d)	800	860
Linens ’N Things
11.132%, 01/15/2014 (c) (d)	1,000	970
Lippo Karwaci Finance
8.875%, 03/09/2011 (a)	1,000	960
Majestic Star
9.750%, 01/15/2011	500	495
MGM Mirage
8.375%, 02/01/2011 (c)	2,000	2,075
6.875%, 04/01/2016	1,000	960
Neiman Marcus Group
10.375%, 10/15/2015 (c)	1,000	1,113
NPC International
9.500%, 05/01/2014	750	769
Oxford Industries
8.875%, 06/01/2011	1,055	1,089
Rite Aid
9.500%, 02/15/2011	1,500	1,569
Sally Holdings
10.500%, 11/15/2016 (b) (c)	750	765
Service Corporation International
7.375%, 10/01/2014	750	784
Six Flags
9.750%, 04/15/2013 (c)	1,000	939
Standard Pacific
7.000%, 08/15/2015 (c)	500	481
Swift & Co.
12.500%, 01/01/2010 (c)	500	511
Tenneco Automotive
8.625%, 11/15/2014 (c)	1,000	1,020
The Restaurant Company
10.000%, 10/01/2013	500	471
Vicorp Restaurants
10.500%, 04/15/2011	475	456
Visteon
7.000%, 03/10/2014	500	438
Warnaco
8.875%, 06/15/2013	1,150	1,222
Wynn Las Vegas
6.625%, 12/01/2014 (c)	1,000	994

		47,609

First American Funds Semiannual Report 2006       21

Schedule of  Investments continued

High Income Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Consumer Non Cyclical – 6.6%
Albertson’s
8.700%, 05/01/2030	$1,000	$1,044
7.250%, 05/01/2013	1,000	1,017
CDRV Investors
9.870%, 12/01/2011 (b) (d)	1,000	975
Delhaize America
9.000%, 04/15/2031	1,000	1,187
HCA
6.750%, 07/15/2013 (c)	2,250	2,019
9.625%, 11/15/2016 (b)	1,000	1,075
National Mentor Holdings
11.250%, 07/01/2014 (b)	1,000	1,063
Omnicare
6.125%, 06/01/2013	1,250	1,197
Reynolds American
6.500%, 07/15/2010	1,000	1,014
7.625%, 06/01/2016	1,000	1,060
Stater Brothers Holdings
8.125%, 06/15/2012 (c)	1,000	1,015
Supervalu
7.500%, 05/15/2012	1,000	1,031
7.500%, 11/15/2014	250	261
Tenet Healthcare
9.250%, 02/01/2015 (c)	3,500	3,500

		17,458

Electric – 8.7%
AES
9.500%, 06/01/2009	2,000	2,140
AES Red Oak Series B
9.200%, 11/30/2029	1,000	1,128
Allegheny Energy Supply
7.800%, 03/15/2011	1,155	1,239
Aquila
14.875%, 07/01/2012	1,000	1,305
Ava Capital Trust III
6.500%, 04/01/2034	2,685	2,671
CMS Energy
8.500%, 04/15/2011	2,000	2,175
Dynegy Holdings
8.375%, 05/01/2016	500	525
Dynegy-Roseton Danskamme Series B
7.670%, 11/08/2016	2,000	2,073
Edison Mission Energy
7.500%, 06/15/2013	1,000	1,045
Mirant Americas Generation
9.125%, 05/01/2031 (c)	1,000	1,060
Mission Energy Holdings
13.500%, 07/15/2008	2,750	3,032
NRG Energy
7.375%, 02/01/2016	2,000	2,010
Reliant Energy
9.500%, 07/15/2013	750	804
TXU
4.800%, 11/15/2009	1,000	976
Utilicorp Canada Finance
7.750%, 06/15/2011 (a) (c)	1,000	1,055

		23,238

Energy – 5.4%
Allis-Chalmers Energy
9.000%, 01/15/2014 (b)	500	502
Baytex Energy
9.625%, 07/15/2010 (a)	1,250	1,303
Bluewater Finance
10.250%, 02/15/2012 (a)	1,000	1,047
Chesapeake Energy
7.500%, 06/15/2014 (c)	2,000	2,078
7.000%, 08/15/2014	1,000	1,016
Encore Acquisition
6.250%, 04/15/2014	1,000	938
Ocean Rig ASA
9.370%, 04/04/2011 (d)	1,000	1,000
Range Resources
7.375%, 07/15/2013	1,000	1,025
Tesoro
6.625%, 11/01/2015	2,000	1,985
Verasun Energy
9.875%, 12/15/2012	1,500	1,590
Whiting Petroleum
7.250%, 05/01/2013	950	952
7.000%, 02/01/2014	1,000	998

		14,434

Finance – 1.0%
Finova Group
7.500%, 11/15/2009 (f)	500	145
Gazprombank
6.500%, 09/23/2015	1,500	1,499
NCO Group
11.875%, 11/15/2014 (b)	1,000	1,013

		2,657

Insurance – 0.6%
Unumprovident Finance
6.850%, 11/15/2015 (a) (b) (c)	1,500	1,560

Natural Gas – 5.8%
El Paso
6.375%, 02/01/2009	1,000	1,010
Enterprise Products
8.375%, 08/01/2066 (d)	1,800	1,950
Semgroup
8.750%, 11/15/2015 (b)	1,500	1,507
Sonat
7.000%, 02/01/2018	1,500	1,530
Southern Union
7.200%, 11/01/2066 (d)	1,800	1,775
Targa Resources
8.500%, 11/01/2013 (b)	1,000	1,008
Tennessee Gas Pipeline
7.500%, 04/01/2017	1,500	1,637
Transportadora Gas Norte
6.500%, 12/31/2012 (a) (b)	850	803
Williams
6.375%, 10/01/2010 (b)	1,000	1,006
Williams Partners
7.500%, 06/15/2011 (b)	2,000	2,085
7.250%, 02/01/2017 (b)	1,000	1,020

		15,331

The accompanying notes are an integral part of the financial statements.
22      First American Funds Semiannual Report 2006

High Income Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Real Estate – 0.8%
Greentown China Holdings
9.000%, 11/08/2013 (a) (b)	$750	$772
Senior Housing Trust – REIT
8.625%, 01/15/2012	1,350	1,465

		2,237

Sovereigns (a) – 0.6%
Federal Republic of Brazil
6.000%, 01/17/2017	500	492
Republic of Venezuela
9.250%, 09/15/2027 (c)	800	1,020

		1,512

Technology – 4.0%
Avnet
6.000%, 09/01/2015	1,500	1,479
Compucom Systems
12.000%, 11/01/2014 (b)	500	515
Freescale Semiconductor
9.125%, 12/15/2014 (b)	1,000	994
10.125%, 12/15/2016 (b)	1,900	1,902
Magnachip Semiconductor
8.000%, 12/15/2014 (a) (c)	1,000	670
NXP BV/ NXP Funding
7.875%, 10/15/2014 (a) (b) (c)	1,000	1,034
9.500%, 10/15/2015 (a) (b)	1,750	1,794
Seagate Technology
6.800%, 10/01/2016 (a)	1,750	1,759
Spansion
11.250%, 01/15/2016 (b)	500	525

		10,672

Transportation – 3.6%
American Airlines Series 2001-1
7.379%, 11/23/2017	978	949
Britannia Bulk PLC
11.000%, 12/01/2011 (a) (b)	500	469
Continental Airlines Series 2001-1, Class B
7.033%, 12/15/2012	285	283
Series 99-2
7.566%, 09/15/2021	1,711	1,728
Delta Air Lines
7.900%, 12/15/2009 (c) (e) (f)	1,000	670
Hertz
8.875%, 01/01/2014 (b)	1,750	1,833
Navios Maritime Holdings
9.500%, 12/15/2014 (b)	1,000	1,005
Quality Distribution
9.000%, 11/15/2010	500	488
United Airlines Series 2000-2
7.811%, 04/01/2011 (e) (f)	1,964	2,170

		9,595

Total High Yield Corporate Bonds (Cost $228,998)		233,384

Closed-End Funds – 2.4%
Aberdeen Asia-Pacific Income Fund (c)	205,000	1,273
Calamos Global Total Return	14,200	242
Eaton Vance Floating-Rate Income Trust	90,000	1,661
Evergreen Managed Income Fund	70,000	1,197
Pioneer Floating Rate Trust	87,500	$1,689
Van Kampen Senior Income Trust (c)	30,000	264

Total Closed-End Funds (Cost $6,105)		6,326

Preferred Stocks – 2.2%
Basic Industry – 0.2%
Freeport-McMoran Copper & Gold
5.500%, 12/31/2049	500	652

Communications – 0.2%
Pegasus Communications, Fractional Shares (e) (g) (h)	0.15	—
Rural Cellular Series B (PIK)	500	625

		625

Consumer Cyclical – 0.3%
General Motors Series B	40,000	847

Energy – 0.3%
NRG Energy	2,500	674

Finance – 0.2%
E*Trade Financial	15,000	437

Real Estate – 1.0%
Homebanc – REIT Series A	15,000	369
iStar Financial – REIT Series G	20,000	510
National Retail Properties – REIT	16,000	407
NorthStar Realty Finance – REIT Series A	24,000	636
Thornburg Mortgage – REIT Series D (c) (e)	25,000	612

		2,534

Total Preferred Stocks (Cost $5,594)		5,769

High Grade Corporate Bonds – 2.0%
Basic Industry – 1.0%
Southern Copper
7.500%, 07/27/2035 (a)	$1,000	1,084
Vale Overseas
6.875%, 11/21/2036 (a)	1,250	1,282
Westvaco
7.950%, 02/15/2031	500	547

		2,913

Energy – 0.3%
Gaz Capital
6.212%, 11/22/2016 (b)	800	806

Communications – 0.3%
Alamosa Delaware
11.000%, 07/31/2010	650	702

Insurance – 0.4%
Ohio Casualty
7.300%, 06/15/2014	1,000	1,068

Total High Grade Corporate Bonds (Cost $5,278)		5,489

Convertible Securities – 1.9%
Basic Industry – 0.3%
Coeur d’Alene Mines
1.250%, 01/15/2024	750	709

First American Funds Semiannual Report 2006       23

Schedule of  Investments continued

High Income Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Energy – 0.1%
Entergy	$4,400	$262

Technology – 0.7%
Gateway
1.500%, 12/31/2009	1,000	861
Nortel Networks
4.250%, 09/01/2008 (a)	1,000	967

		1,828

Transportation – 0.8%
Airtran Holdings
7.000%, 07/01/2023	500	664
Delta Air Lines
2.875%, 02/18/2024 (b) (f)	2,500	1,619

		2,283

Total Convertible Securities (Cost $4,332)		5,082

Common Stocks – 1.1%
Communications – 0.0%
Sullivan Broadcast Holdings, Escrow Shares (e) (f) (g) (h)	400	—

Energy – 0.7%
ARC Energy Trust (i)	15,000	287
Canadian Oil Sands Trust	12,500	349
Canetic Resources Trust (c)	29,000	403
Harvest Energy Trust (c)	17,000	382
NAL Oil & Gas Trust (i)	20,000	211
Peyto Energy Trust (c) (i)	15,000	228

		1,860

Real Estate – 0.4%
iStar Financial – REIT (c)	10,000	478
NorthStar Realty Finance – REIT	35,000	580

		1,058

Total Common Stocks (Cost $3,009)		2,918

Asset-Backed Security – 0.0%
Manufactured Housing – 0.0%
Green Tree Financial Series 1998-1, Class A4
6.040%, 11/01/2029 (g) (Cost $10)	$10	10

Short-Term Investments – 1.5%
Money Market Fund – 1.5%
First American Prime Obligations Fund, Class Z (j)	3,993,850	3,994

U.S. Treasury Obligation – 0.0%
U.S. Treasury Bill
4.783%, 04/05/2007 (k)	$100	99

Total Short-Term Investments (Cost $4,093)		4,093

Investments Purchased with Proceeds from Securities Lending (l) – 17.5%
(Cost $46,593)		46,593

Total Investments – 116.2% (Cost $304,012)		309,664

Other Assets and Liabilities, Net – (16.2)%		(43,282)

Total Net Assets – 100.0%		$266,382

(a)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On December 31, 2006, the value of these investments was $37,785 which represented 14.2% of total net assets.

(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of December 31, 2006, the value of these investments was $67,414 or 25.3% of total net assets. See note 2 in Notes to Financial Statements.

(c)	This security or a portion of this security is out on loan at December 31, 2006. Total loaned securities had a value of $45,283 at December 31, 2006. See note 2 in Notes to Financial Statements.

(d)	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2006.

(e)	Non-income producing security.

(f)	Security in default at December 31, 2006.

(g)	Security considered illiquid. As of December 31, 2006, the value of these investments was $10 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(h)	Security is fair valued. As of December 31, 2006, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(i)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.

(j)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(k)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of December 31, 2006. See note 2 in Notes to Financial Statements.

(l)	The fund may loan securities in return for collateral in the form of cash, U.S. government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

PIK –	Payment-in-kind interest is generally paid by issuing additional shares or par of the security rather than paying cash.
REIT – Real Estate Investment Trust
Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 2 Year Note Futures	(129)	$(26,320)	March 2007	$86
U.S. Treasury 5 Year Note Futures	268	28,157	March 2007	(199)
U.S. Treasury 10 Year Note Futures	(203)	(21,816)	March 2007	250
U.S. Treasury Long Bond Futures	28	3,120	March 2007	(53)

				$84

The accompanying notes are an integral part of the financial statements.
24      First American Funds Semiannual Report 2006

Inflation Protected Securities Fund
DESCRIPTION	PAR	VALUE

U.S. Government & Agency Securities – 86.4%
Inflation Protected U.S. Treasuries (a) – 86.4%
U.S. Treasury Bonds
2.375%, 01/15/2025 (b)	$33,033	$32,887
2.000%, 01/15/2026	23,974	22,547
3.625%, 04/15/2028 (b)	20,154	24,333
3.875%, 04/15/2029 (b)	15,500	19,520
U.S. Treasury Notes
3.625%, 01/15/2008	10,494	10,606
3.875%, 01/15/2009 (b)	15,015	15,427
4.250%, 01/15/2010 (b)	11,937	12,563
0.875%, 04/15/2010 (b)	36,117	34,241
3.500%, 01/15/2011	5,537	5,765
2.375%, 04/15/2011 (b)	18,914	18,838
3.000%, 07/15/2012	6,062	6,238
1.875%, 07/15/2013	4,094	3,955
2.000%, 01/15/2014	3,031	2,945
2.000%, 07/15/2014	3,400	3,300
1.625%, 01/15/2015 (b)	19,687	18,531
1.875%, 07/15/2015	16,447	15,761
2.000%, 01/15/2016	21,304	20,570
2.500%, 07/15/2016	19,838	19,989

Total U.S. Government & Agency Securities (Cost $295,248)		288,016

Asset-Backed Securities – 5.8%
Commercial – 5.4%
Banc of America Commercial Mortgage Series 2006-2, Class A4
5.741%, 05/10/2045 (c)	4,590	4,746
Deutsche Mortgage and Asset Receiving Series 1998-C1, Class A2
6.538%, 06/15/2031	237	238
GMAC Commercial Mortgage Securities Series 2003-C3, Class A2
4.223%, 04/10/2040	2,000	1,952
GS Mortgage Securities II Series 2006-GG8, Class A4
5.560%, 11/10/2039	10,000	10,157
Series 2003-C1, Class A2A
3.590%, 01/10/2040	500	491
Nomura Asset Securities Series 1998-D6, Class A1B
6.590%, 03/15/2030	496	502

		18,086

Other – 0.4%
Global Signal Trust Series 2006-1, Class C
5.707%, 02/15/2036 (d)	1,330	1,338
GRP/ AG Real Estate Asset Trust Series 2005-1, Class A
4.850%, 01/25/2035 (d)	125	124

		1,462

Total Asset-Backed Securities (Cost $19,614)		19,548

Corporate Bonds – 5.7%
Banking – 1.5%
HSBC Finance
2.550%, 02/10/2010 (c)	950	900
3.290%, 06/10/2011 (c)	1,900	1,760
SLM Series MTN, Class A
3.342%, 02/01/2010 (c)	2,400	2,277

		4,937

Basic Industry – 0.7%
Evraz Group
8.250%, 11/10/2015 (d)	500	514
FMG Finance
10.000%, 09/01/2013 (d)	500	514
Griffin Coal Mining
9.500%, 12/01/2016 (d)	500	515
Southern Copper
7.500%, 07/27/2035	950	1,030

		2,573

Brokerage – 0.4%
Merrill Lynch
3.222%, 03/02/2009 (c)	1,550	1,477

Foreign Agency – 0.6%
KFW Series MTN
3.910%, 03/03/2008 (c)	1,900	1,884

Insurance – 1.9%
Jackson National Life Fund, Series MTN
4.380%, 05/01/2014 (c) (d)	3,900	3,714
Principal Life
3.460%, 03/01/2012	900	808
Protective Life Secured Trust
2.820%, 09/10/2011 (c)	900	820
3.240%, 07/10/2012 (c)	1,000	915

		6,257

Sovereigns (e) – 0.6%
Federal Republic of Brazil
11.000%, 08/17/2040 (b)	600	795
Republic of Venezuela
9.250%, 09/15/2027 (b)	835	1,065

		1,860

Total Corporate Bonds (Cost $19,079)		18,988

Common Stocks – 0.5%
Energy – 0.5%
ARC Energy Trust (f)	11,000	210
Baytex Energy Trust	4,289	81
Canadian Oil Sands Trust	6,725	188
Canetic Resources Trust (b)	20,100	279
Harvest Energy Trust (b)	11,725	263
NAL Oil & Gas Trust	15,900	168
Penn West Energy Trust	2,439	75
Peyto Energy Trust (b) (f)	19,000	289

Total Common Stocks (Cost $1,611)		1,553

First American Funds Semiannual Report 2006       25

Schedule of  Investments continued

Inflation Protected Securities Fund (continued)
DESCRIPTION	PAR/CONTRACTS	VALUE

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 0.3%
Fixed Rate – 0.3%
Federal Home Loan Mortgage Corporation Series 2763, Class TA
4.000%, 03/15/2011	$331	$324
Federal Home Loan Mortgage Corporation Pool
4.000%, 10/01/2010, #M80855 (b)	707	687

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $1,038)		1,011

Municipal Bond – 0.3%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016 (Cost $1,000)	1,000	1,022

Convertible Security – 0.1%
Basic Industry – 0.1%
Coeur d’Alene Mines 1.250%, 01/15/2024
(Cost $346)	350	331

Options Purchased – 0.0%
Call Options Purchased – 0.0%
Euro Currency Futures, March 2007 Futures Call Expires 03/19/2007 Exercise Price $1.35	35	1
Japanese Yen Currency Futures, March 2007 Futures Call Expires 03/19/2007 Exercise Price $89.00	65	1
Japanese Yen Currency Futures, March 2007 Futures Call Expires 03/19/2007 Exercise Price $89.50	35	—

Total Options Purchased (Cost $68)		2

Short-Term Investment – 0.2%
U.S. Treasury Obligation – 0.2%
U.S. Treasury Bill
4.783%, 04/05/2007 (g)
(Cost $568)	$575	568

Investments Purchased with Proceeds from Securities Lending (h) – 51.8%
(Cost $172,705)		172,705

Total Investments – 151.1%
(Cost $511,277)		503,744

Other Assets and Liabilities, Net – (51.1)%		(170,397)

Total Net Assets – 100.0%		$333,347

(a)	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(b)	This security or a portion of this security is out on loan at December 31, 2006. Total loaned securities had a value of $168,716 at December 31, 2006.

(c)	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2006.

[(d)]	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under guidelines established by the fund’s board of directors. As of December 31, 2006, the value of these investments was $6,719 or 2.0% of total net assets.

(e)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On December 31, 2006, the value of these investments was $1,860 which represents 0.6% of total net assets.

[(f)]	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.

(g)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of December 31, 2006. See note 2 in Notes to Financial Statements.

(h)	The fund may loan securities in return for collateral in the form of cash, U.S. government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.
Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased/	Contract	Settlement	Appreciation/
	(Sold)	Value	Month	(Depreciation)
Description

British Pound Currency Futures	43	$5,260	March 2007	$(21)
Euro Bund Futures	31	4,748	March 2007	(107)
Euro Currency Futures	20	3,309	March 2007	(4)
Japanese 10 Year Bond Futures	(11)	(12,391)	March 2007	4
Japanese Yen Currency Futures	35	3,712	March 2007	(57)
Long Gilt Futures	24	5,081	March 2007	(72)
U.S. Treasury 2 Year Note Futures	(387)	(78,960)	March 2007	262
U.S. Treasury 5 Year Note Futures	229	24,059	March 2007	(177)
U.S. Treasury 10 Year Note Futures	(94)	(10,102)	March 2007	125
U.S. Treasury Long Bond Futures	28	3,120	March 2007	(56)

				$(103)

Credit Default Swap Agreements

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation/
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Credit Suisse	ABX-HE-BBB	Sell	2.420%	5/25/2046	$1,300	$(51)
J.P. Morgan	Dow Jones CDX HY6 Index	Sell	3.450%	6/20/2011	4,950	193
J.P. Morgan	Dow Jones CDX HY7 Index	Sell	3.250%	12/20/2011	7,000	116
UBS	Dow Jones CDX HY7 Index	Sell	3.250%	12/20/2011	7,500	(10)

						$248

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation/
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Receive	5.303%	10/26/2008	$48,000	$(85)
Citigroup	3-Month LIBOR	Pay	5.360%	10/26/2016	12,000	165
UBS	3-Month LIBOR	Receive	5.050%	9/27/2008	9,000	24

						$104

The accompanying notes are an integral part of the financial statements.
26      First American Funds Semiannual Report 2006

Intermediate Government Bond Fund
DESCRIPTION	PAR/SHARES	VALUE

U.S. Government & Agency Securities – 99.4%
U.S. Agency Debentures – 59.9%
Federal Farm Credit Bank
3.250%, 06/15/2007	$500	$496
2.625%, 09/17/2007	390	383
3.000%, 12/17/2007	1,805	1,770
4.125%, 07/17/2009	1,100	1,077
5.750%, 01/18/2011	1,800	1,853
4.875%, 02/18/2011	1,600	1,594
Federal Home Loan Bank
4.625%, 01/18/2008	1,315	1,307
4.250%, 05/16/2008	1,600	1,582
4.100%, 06/13/2008	650	641
4.375%, 09/17/2010	890	874
6.000%, 06/29/2011	875	878
5.375%, 08/19/2011	1,000	1,017
5.625%, 06/13/2016	900	926
Tennessee Valley Authority
5.375%, 11/13/2008	2,455	2,470
5.625%, 01/18/2011	2,000	2,046
6.790%, 05/23/2012	3,175	3,444

		22,358

U.S. Treasuries – 39.5%
U.S. Treasury Bonds
11.750%, 11/15/2014	1,575	1,867
7.250%, 05/15/2016	305	363
9.125%, 05/15/2018	785	1,080
9.000%, 11/15/2018	1,075	1,478
8.125%, 08/15/2019	780	1,019
U.S. Treasury Notes
4.375%, 05/15/2007	1,235	1,232
4.625%, 11/30/2008	1,395	1,390
3.875%, 05/15/2010	265	258
3.625%, 06/15/2010	1,425	1,376
3.875%, 09/15/2010	270	262
4.375%, 12/15/2010	895	885
2.375%, 04/15/2011	391	390
5.125%, 06/30/2011	1,285	1,307
4.625%, 08/31/2011	595	593
2.500%, 07/15/2016	815	821
4.875%, 08/15/2016	395	400

		14,721

Total U.S. Government & Agency Securities
(Cost $37,598)		37,079
Short-Term Investment – 1.0%
First American U.S. Treasury Money Market Fund, Class Z (a)
(Cost $355)	355,480	355

Total Investments – 100.4%
(Cost $37,953)		37,434

Other Assets and Liabilities, Net – (0.4)%		(151)

Total Net Assets – 100.0%		$37,283

(a)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Intermediate Term Bond Fund
DESCRIPTION	PAR	VALUE

U.S. Government & Agency Securities – 34.1%
U.S. Agency Debentures – 13.0%
Federal Agricultural Mortgage Corporation
5.500%, 07/15/2011 (a)	$13,900	$14,155
Federal Home Loan Mortgage Corporation
4.500%, 08/04/2008 (b)	11,420	11,322
5.750%, 05/11/2011 (b)	17,600	17,617
Federal National Mortgage Association
7.250%, 01/15/2010 (b)	11,170	11,884
4.500%, 02/15/2011 (b)	12,345	12,161
5.125%, 04/15/2011 (b)	20,600	20,747
6.125%, 03/15/2012 (b)	7,020	7,392
5.250%, 08/01/2012 (b)	15,225	15,299

		110,577

U.S. Treasuries – 21.1%
U.S. Treasury Bonds
9.125%, 05/15/2018 (b)	18,175	24,998
9.000%, 11/15/2018 (b)	7,240	9,956
8.750%, 05/15/2020 (b)	7,630	10,522
U.S. Treasury Notes
4.875%, 08/15/2009 (b)	41,995	42,121
2.375%, 04/15/2011 (b)	8,674	8,639
5.125%, 06/30/2011 (b)	28,455	28,935
4.625%, 08/31/2011 (b)	28,895	28,804
2.500%, 07/15/2016 (b)	17,580	17,713
4.625%, 11/15/2016	8,520	8,464

		180,152

Total U.S. Government & Agency Securities (Cost $291,615)		290,729

Asset-Backed Securities – 23.9%
Automotive – 6.0%
Harley Davidson Motorcycle Trust Series 2005-4, Class A2
4.850%, 06/15/2012	4,240	4,217
Hertz Vehicle Financing Series 2005-2A, Class A6
5.080%, 11/25/2011 (a)	8,425	8,372
Honda Auto Receivables Owner Trust Series 2005-5, Class A4
4.690%, 02/15/2011	9,895	9,812
Series 2005-6, Class A4
4.930%, 03/18/2011	7,400	7,369
Volkswagen Auto Loan Enhanced Trust Series 2005-1, Class A4
4.860%, 04/20/2012	10,940	10,875
Wachovia Auto Owner Trust Series 2005-B, Class A4
4.840%, 04/20/2011	10,960	10,898

		51,543

Commercial – 11.2%
Banc of America Commercial Mortgage Series 2006-2, Class A4
5.741%, 05/10/2045	5,085	5,258
Commercial Mortgage Pass-Through Certificates Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (a)	5,040	5,072
Deutsche Mortgage and Asset Receiving Series 1998-C1, Class A2
6.538%, 06/15/2031	3,341	3,363
First American Funds Semiannual Report 2006       27

Schedule of  Investments continued

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

GMAC Commercial Mortgage Securities Series 2004-C2, Class A1
3.896%, 08/10/2038	$5,231	$5,126
Greenwich Capital Commercial Funding Series 2003-C1, Class A2
3.285%, 07/05/2035	5,000	4,782
GS Mortgage Securities II Series 2006-GG8, Class A2
5.479%, 11/10/2039	20,495	20,678
Series 2006-GG8, Class A4
5.560%, 11/10/2039	17,515	17,790
Series 2003-C1, Class A2A
3.590%, 01/10/2040	13,840	13,587
Series 2006-RR2, Class A1
5.689%, 06/23/2046 (a)	7,525	7,603
Nomura Asset Securities Series 1998-D6, Class A1B
6.590%, 03/15/2030	11,769	11,911

		95,170

Credit Cards – 1.8%
Citibank Credit Card Issuance Trust Series 2004-A4, Class A4
3.200%, 08/24/2009	3,000	2,960
MBNA Credit Card Master Note Trust Series 2003-A1, Class A1
3.300%, 07/15/2010	12,560	12,296

		15,256

Home Equity – 0.5%
Amresco Residential Security Mortgage Series 1997-3, Class A9
6.960%, 03/25/2027	93	93
Contimortgage Home Equity Loan Trust Series 1997-2, Class A9
7.090%, 04/15/2028	185	184
Countrywide Asset-Backed Certificates Series 2003-5, Class AF5
5.739%, 02/25/2034	3,760	3,761
Saxon Asset Securities Trust Series 2004-1, Class A
5.620%, 03/25/2035 (c)	343	342

		4,380

Manufactured Housing – 1.2%
Green Tree Financial Series 1996-9, Class A5
7.200%, 01/15/2028	195	201
Origen Manufactured Housing Series 2005-A, Class A2
4.490%, 05/15/2018	10,095	9,954

		10,155

Other – 3.2%
Global Signal Trust Series 2004-2A, Class A
4.232%, 12/15/2014 (a)	7,390	7,193
Series 2006-1, Class C
5.707%, 02/15/2036 (a)	4,420	4,448
GRP/ AG Real Estate Asset Trust Series 2004-2, Class A
4.210%, 07/25/2034 (a)	37	37
Series 2005-1, Class A
4.850%, 01/25/2035 (a)	629	624
Small Business Administration Series 2005-P10B, Class 1
4.940%, 08/10/2015	6,337	6,265
Series 2006-P10B, Class 1
5.681%, 08/10/2016	8,446	8,565

		27,132

Total Asset-Backed Securities (Cost $206,068)		203,636

Corporate Bonds – 21.1%
Banking – 1.1%
Credit Suisse First Boston
3.875%, 01/15/2009 (b)	6,270	6,112
J.P. Morgan Chase
5.150%, 10/01/2015	3,290	3,229

		9,341

Basic Industry – 1.2%
Celulosa Arauco Constitucion
5.625%, 04/20/2015	2,000	1,966
Falconbridge
7.350%, 06/05/2012	3,385	3,657
Teck Cominco
5.375%, 10/01/2015	2,810	2,722
Vale Overseas
6.250%, 01/11/2016	1,525	1,540

		9,885

Brokerage – 1.5%
Bear Stearns
5.550%, 01/22/2017	1,655	1,654
Merrill Lynch
6.050%, 05/16/2016 (b)	4,695	4,859
Morgan Stanley
5.375%, 10/15/2015	6,550	6,491

		13,004

Capital Goods – 0.4%
C5 Capital
6.196%, 12/31/2049 (a) (c)	3,000	2,991

Communications – 3.5%
Comcast Cable Communications
7.125%, 06/15/2013	6,220	6,703
Deutsche Telecom
8.500%, 06/15/2010	3,690	3,996
Embarq
7.082%, 06/01/2016	2,520	2,565
Sprint Capital
8.375%, 03/15/2012	7,370	8,191
Telecom Italia Capital
6.200%, 07/18/2011 (b)	3,520	3,572
5.250%, 10/01/2015 (b)	2,710	2,532
Verizon Communications
5.550%, 02/15/2016 (b)	2,260	2,252

		29,811

Consumer Cyclical – 2.4%
AOL Time Warner
6.750%, 04/15/2011	6,805	7,124
CBS
5.625%, 08/15/2012	3,320	3,275
DaimlerChrysler
6.500%, 11/15/2013	2,230	2,289
The accompanying notes are an integral part of the financial statements.
28      First American Funds Semiannual Report 2006

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Mohawk Industries
5.750%, 01/15/2011	$3,935	$3,938
Quest Diagnostic
5.125%, 11/01/2010	3,490	3,437

		20,063

Consumer Non Cyclical – 0.5%
Schering-Plough
5.550%, 12/01/2013	4,595	4,608

Electric – 2.9%
DTE Energy
7.050%, 06/01/2011	4,600	4,875
MidAmerican Energy Holdings
3.500%, 05/15/2008	4,600	4,485
National Rural Utilities
5.750%, 08/28/2009 (b)	3,850	3,898
Ohio Power Series K
6.000%, 06/01/2016 (b)	2,100	2,156
Oncor Electric Delivery
6.375%, 01/15/2015	3,140	3,237
Pacific Gas & Electric
4.200%, 03/01/2011	5,935	5,682

		24,333

Energy – 1.3%
Gazprom International
7.201%, 02/01/2020 (a)	3,500	3,701
Tengizcheveroil Finance
6.124%, 11/15/2014 (a)	3,095	3,087
XTO Energy
7.500%, 04/15/2012	4,070	4,422

		11,210

Finance – 0.7%
American General Finance
3.875%, 10/01/2009	4,345	4,181
Capital One Financial
6.150%, 09/01/2016	1,775	1,836

		6,017

Industrial Other – 0.5%
Johnson Controls
5.250%, 01/15/2011	4,720	4,683

Insurance – 0.9%
Liberty Mutual Group
5.750%, 03/15/2014 (a) (b)	4,340	4,324
Marsh & McLennan
5.750%, 09/15/2015	3,720	3,660

		7,984

Miscellaneous – 1.4%
Core Investment Grade Trust
4.642%, 11/30/2007	12,367	12,255

Real Estate – 1.9%
Health Care – REIT
5.875%, 05/15/2015	3,775	3,728
Istar Financial – REIT
5.650%, 09/15/2011	4,225	4,216
Mack-Cali Realty – REIT
7.250%, 03/15/2009	4,500	4,647
Prologis 2006 – REIT
5.750%, 04/01/2016	3,525	3,546

		16,137

Sovereign – 0.2%
United Mexican States
5.625%, 01/15/2017 (b)	1,400	1,401

Technology – 0.7%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,499
Motorola
8.000%, 11/01/2011	3,900	4,316

		5,815

Total Corporate Bonds (Cost $178,961)		179,538

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 11.3%
Adjustable Rate (c) – 8.0%
CS First Boston Mortgage Securities Series 2003-AR24, Class 2A4
4.029%, 10/25/2033	13,390	13,129
Sequoia Mortgage Trust Series 2004-4, Class X1
0.765%, 05/20/2034 (d)	48,741	243
Structured Mortgage Loan Trust Series 2004-11, Class A
7.268%, 08/25/2034	757	760
Washington Mutual Series 2003-AR10, Class A6
4.062%, 10/25/2033	16,305	15,994
Wells Fargo Mortgage Backed Securities Trust Series 2003-J, Class 2A5
4.450%, 10/25/2033	11,500	10,999
Series 2003-O, Class 5A1
4.806%, 01/25/2034	9,259	9,044
Series 2004-E, Class A5
3.662%, 05/25/2034	9,010	8,816
Series 2004-N, Class A3
4.099%, 08/25/2034	8,862	8,771

		67,756

Fixed Rate – 3.3%
Banc of America Mortgage Securities Series 2005-5, Class 1A21
5.000%, 06/25/2035	7,898	7,829
Bank of America Mortgage Securities Series 2003-6, Class 1A29
4.250%, 08/25/2033	9,000	8,875
Countrywide Alternative Loan Trust Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	3,432	3,364
Salomon Brothers Mortgage Securities Series 1986-1, Class A
6.000%, 12/25/2011	87	86
Structured Asset Securities Corporation Series 2005-6, Class 5A6
5.000%, 05/25/2035	8,396	8,313
Westam Mortgage Financial Series 11, Class A
6.360%, 08/26/2020	39	39

		28,506

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $97,746)		96,262

First American Funds Semiannual Report 2006       29

Schedule of  Investments continued

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities – 5.8%
Adjustable Rate (c) – 1.8%
Federal Home Loan Mortgage Corporation Pool
7.168%, 01/01/2028, #786281	$1,371	$1,401
6.596%, 04/01/2029, #847190	2,149	2,197
6.773%, 10/01/2030, #847209	3,995	4,097
6.601%, 05/01/2031, #847161 (b)	1,367	1,403
6.595%, 09/01/2033, #847210 (b)	3,706	3,795
Federal National Mortgage Association Pool
6.966%, 09/01/2033, #725111	2,633	2,675

		15,568

Fixed Rate – 4.0%
Federal Home Loan Mortgage Corporation Series K001, Class A3
6.003%, 01/25/2012	8,333	8,373
Federal Home Loan Mortgage Corporation Pool
4.000%, 10/01/2010, #M80855 (b)	6,016	5,849
Federal National Mortgage Association Pool
3.900%, 06/01/2010, #461013 (b)	10,958	10,527
3.790%, 07/01/2013, #386314 (b)	9,571	8,889

		33,638

Total U.S. Government Agency Mortgage-Backed Securities (Cost $50,041)		49,206

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 2.9%
Fixed Rate – 2.9%
Federal Home Loan Mortgage Corporation Series 2763, Class TA
4.000%, 03/15/2011 (b)	6,430	6,299
Series 2718, Class MD
4.500%, 06/15/2017 (b)	8,635	8,339
Series 1167, Class E
7.500%, 11/15/2021	27	27
Series 1286, Class A
6.000%, 05/15/2022	91	91
Federal National Mortgage Association Series 1990-89, Class K
6.500%, 07/25/2020	20	20
Series 2004-76, Class CE
4.500%, 02/25/2021 (b)	9,815	9,580

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $24,652)		24,356

Municipal Bond – 0.3%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016 (Cost $2,130)	2,130	2,176

Short-Term Investment – 0.0%
U.S. Treasury Obligation – 0.0%
U.S. Treasury Bill
4.783%, 04/05/2007 (e) (Cost $163)	165	163
Investments Purchased with Proceeds from Securities Lending (f) – 41.7%
(Cost $354,757)		354,757

Total Investments – 141.1%
(Cost $1,206,133)		1,200,823

Other Assets and Liabilities, Net – (41.1)%		(349,584)

Total Net Assets – 100.0%		$851,239

(a)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of December 31, 2006, the value of these investments was $61,607 or 7.2% of total net assets.

(b)	This security or a portion of this security is out on loan at December 31, 2006. Total loaned securities had a value of $345,504 at December 31, 2006. See note 2 in Notes to Financial Statements.

(c)	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2006.

(d)	Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of December 31, 2006.

(e)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of December 31, 2006. See note 2 in Notes to Financial Statements.

(f)	The fund may loan securities in return for collateral in the form of cash, U.S. government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short-term, fixed income securities, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.
REIT – Real Estate Investment Trust
Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 2 Year Note Futures	475	$96,915	March 2007	$(328)
U.S. Treasury 5 Year Note Futures	243	25,530	March 2007	(239)
U.S. Treasury 10 Year Note Futures	(148)	(15,905)	March 2007	167
U.S. Treasury Long Bond Futures	(163)	(18,164)	March 2007	308

				$(92)

Credit Default Swap Agreements

			Pay/
	Reference	Buy/Sell	Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Depreciation

J.P. Morgan	ABX-HE-BBB	Sell	2.420%	05/25/2046	$3,000	$(119)
J.P. Morgan	The Kroger Company	Buy	0.350%	12/20/2011	2,400	(3)
J.P. Morgan	Safeway, Inc.	Buy	0.410%	12/20/2011	2,400	(6)

						$(128)

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Receive	5.303%	10/26/2008	$117,000	$(207)
Citigroup	3-Month LIBOR	Pay	5.360%	10/26/2016	29,000	399
UBS	3-Month LIBOR	Receive	5.050%	09/27/2008	24,000	65

						$257

The accompanying notes are an integral part of the financial statements.
30      First American Funds Semiannual Report 2006

Short Term Bond Fund
DESCRIPTION	PAR	VALUE

Asset-Backed Securities – 37.2%
Automotive – 8.5%
Auto Bond Receivables Trust Series 1993-I, Class A
6.125%, 11/15/2021 (a) (b) (c)	$106	$—
Capital One Auto Finance Trust Series 2003-A, Class A4A
2.470%, 01/15/2010	3,593	3,573
Ford Credit Auto Owner Trust Series 2005-B, Class A3
4.170%, 01/15/2009	6,982	6,944
FTN Financial Auto Securitization Trust Series 2004-A, Class B
2.500%, 06/15/2010 (d)	721	719
Harley-Davidson Motorcycle Trust Series 2003-2, Class A2
2.070%, 02/15/2011	3,716	3,634
Hertz Vehicle Financing Series 2005-2A, Class A2
4.930%, 02/25/2010 (d)	5,460	5,428
M&I Auto Loan Trust Series 2005-1, Class A2
4.750%, 06/20/2008	2,255	2,253
Nissan Auto Receivables Owner Trust Series 2006-B, Class A3
5.160%, 02/15/2010	6,000	5,992
Toyota Auto Receivables Owner Trust Series 2003-B, Class A4
2.790%, 01/15/2010	1,396	1,394
Series 2003-A, Class A4
2.200%, 03/15/2010	1,608	1,606
Volkswagen Auto Loan Enhanced Trust Series 2005-1, Class A4
4.860%, 04/20/2012	7,000	6,958
WFS Financial Owner Trust Series 2004-3, Class A3
3.300%, 03/17/2009	1,013	1,010

		39,511

Commercial – 18.3%
Banc of America Commercial Mortgage Series 2004-2, Class A1
2.764%, 11/10/2038	3,940	3,825
Series 2004-4, Class A2
4.041%, 07/10/2042	7,169	7,023
Bear Stearns Commercial Mortgage Securities Series 2002-TOP6, Class A1
5.920%, 10/15/2036	2,605	2,636
Series 2004-T14, Class A1
3.570%, 01/12/2041	2,595	2,537
Commercial Mortgage
Series 2004-LB3A, Class A1
3.765%, 07/10/2037	3,939	3,885
GE Capital Commercial Mortgage Corporation Series 2001-2, Class A2
5.850%, 08/11/2033	9,582	9,631
GMAC Commercial Mortgage Securities Series 1999-C1, Class A2
6.175%, 05/15/2033	5,667	5,736
Series 2004-C1, Class A2
4.100%, 03/10/2038	4,000	3,890
Greenwich Capital Commercial Funding Series 2004-GG1, Class A2
3.835%, 06/10/2036	1,220	1,210
Series 2005-GG5, Class A2
5.117%, 04/10/2037	12,305	12,261
GS Mortgage Securities Series 2004-C1, Class A1
3.659%, 10/10/2028	5,825	5,672
GS Mortgage Securities II Series 2003-C1, Class A2A
3.590%, 01/10/2040	11,015	10,813
JP Morgan Chase Commercial Mortgage Securities Series 2001-CIB3, Class A2
6.044%, 11/15/2035	4,378	4,451
LB-UBS Commercial Mortgage Trust Series 2003-C3, Class A2
3.086%, 05/15/2027	6,200	6,020
Series 2004-C2, Class A1
2.946%, 03/15/2029	6,263	6,018

		85,608

Credit Cards – 3.9%
Citibank Credit Card Issuance Trust Series 2004-A1, Class A1
2.550%, 01/20/2009	800	799
Household Credit Card Master Note Trust I Series 2006-1, Class A
5.100%, 06/15/2012	4,950	4,952
MBNA Credit Card Master Note Trust Series 2005-A1, Class A1
4.200%, 09/15/2010	10,000	9,878
Providian Gateway Master Trust Series 2004-DA, Class A
3.350%, 09/15/2011 (d)	2,625	2,592

		18,221

Equipment Leases – 0.6%
CIT Equipment Collateral Series 2004-VT1, Class A3
2.200%, 03/20/2008	799	796
CNH Equipment Trust Series 2004-A, Class A3B
2.940%, 10/15/2008	1,878	1,864

		2,660

Home Equity – 1.1%
Countrywide Asset-Backed Certificates Series 2003-5, Class AF5
5.739%, 02/25/2034	2,133	2,133
Equivantage Home Equity Loan Trust Series 1996-1, Class A
6.550%, 10/25/2025	99	98
Series 1996-4, Class A
7.250%, 01/25/2028	466	465
IMC Home Equity Loan Trust Series 1998-3, Class A7
6.720%, 08/20/2029	2,091	2,087
New Century Home Equity Loan Trust Series 1997-NC6, Class A7
7.690%, 01/25/2029 (e)	415	414

		5,197

First American Funds Semiannual Report 2006       31

Schedule of  Investments continued

Short Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Manufactured Housing – 0.7%
Origen Manufactured Housing Series 2005-B, Class A2
5.247%, 12/15/2018	$3,230	$3,212

Other – 2.0%
Global Signal Trust Series 2004-2A, Class A
4.232%, 12/15/2014 (d)	6,380	6,210
Series 2006-1, Class C
5.707%, 02/15/2036 (d)	2,750	2,768
GRP/ AG Real Estate Asset Trust Series 2004-2, Class A
4.210%, 07/25/2034 (d)	37	37
Series 2005-1, Class A
4.850%, 01/25/2035 (d)	452	448

		9,463

Utilities – 2.1%
Detroit Edison Securitization Funding Series 2001-1, Class A3
5.875%, 03/01/2010	2,660	2,669
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A4
6.910%, 09/15/2009	2,085	2,098
Peco Energy Transition Trust Series 1999-A, Class A6
6.050%, 03/01/2009	2,984	2,988
Public Service New Hampshire Funding Series 2001-1, Class A2
5.730%, 11/01/2010	2,007	2,017

		9,772

Total Asset-Backed Securities (Cost $175,553)		173,644

U.S. Government Agency Mortgage-Backed Securities – 17.4%
Adjustable Rate (e) – 7.5%
Federal Home Loan Mortgage Corporation Pool
6.992%, 12/01/2026, #756591	1,109	1,134
6.681%, 01/01/2029, #846946 (f)	759	780
7.045%, 10/01/2029, #786853	532	538
6.931%, 04/01/2030, #972055 (f)	515	529
6.014%, 05/01/2030, #847014 (f)	715	726
6.216%, 06/01/2031, #847367	359	367
6.598%, 08/01/2032, #847331 (f)	5,420	5,544
6.842%, 09/01/2032, #847652	2,351	2,412
6.550%, 10/01/2032, #847063 (f)	537	551
4.223%, 05/01/2033, #780456	2,007	1,988
Federal National Mortgage Association Pool
6.586%, 11/01/2025, #433988 (f)	940	943
6.250%, 02/01/2028, #415285	59	60
6.579%, 10/01/2030, #847241 (f)	3,012	3,092
6.045%, 06/01/2031, #625338 (f)	619	627
6.766%, 12/01/2031, #535363	1,858	1,882
6.902%, 03/01/2032, #545791	177	179
6.671%, 05/01/2032, #545717	1,203	1,223
7.021%, 05/01/2032, #634948 (f)	344	351
4.493%, 10/01/2032, #661645 (f)	1,010	1,010
4.702%, 12/01/2032, #671884	1,783	1,787
7.254%, 04/01/2034, #775389	400	405
4.264%, 07/01/2034, #795242 (f)	4,295	4,222
5.937%, 08/01/2036, #555369 (f)	876	890
Government National Mortgage Association Pool
5.750%, 08/20/2021, #8824	248	251
5.750%, 07/20/2022, #8006 (f)	298	301
5.750%, 09/20/2025, #8699	165	168
5.375%, 04/20/2026, #8847	160	161
5.750%, 08/20/2027, #80106	50	51
5.375%, 01/20/2028, #80154	85	86
5.375%, 05/20/2029, #80283 (f)	366	369
5.375%, 06/20/2029, #80291 (f)	660	666
4.875%, 11/20/2030, #80469 (f)	412	412
5.375%, 04/20/2031, #80507 (f)	209	211
5.500%, 08/20/2031, #80535 (f)	748	748
5.500%, 02/20/2032, #80580 (f)	195	196

		34,860

Fixed Rate – 9.9%
Federal Home Loan Mortgage Corporation Series K001, Class A3,
6.003%, 01/25/2012	4,629	4,652
Federal Home Loan Mortgage Corporation Pool
7.750%, 07/01/2009, #184513	6	6
Federal National Mortgage Association Pool
6.195%, 06/01/2007, #410601 (f)	4,826	4,813
4.250%, 09/15/2007 (f)	15,000	14,897
6.625%, 09/15/2009 (f)	6,355	6,617
3.900%, 06/01/2010, #461013 (f)	6,710	6,446
5.500%, 05/01/2012, #254340 (f)	1,199	1,200
4.000%, 12/01/2013, #255039 (f)	4,755	4,594
4.000%, 07/01/2014, #255322 (f)	3,294	3,176

		46,401

Total U.S. Government Agency Mortgage-Backed Securities (Cost $81,831)		81,261

Corporate Bonds – 14.2%
Banking – 1.8%
HSBC Finance
6.750%, 05/15/2011	3,500	3,704
Popular North America
3.875%, 10/01/2008	4,925	4,798

		8,502

Brokerage – 1.4%
Goldman Sachs Group
7.350%, 10/01/2009 (f)	2,500	2,637
Morgan Stanley
4.000%, 01/15/2010	4,000	3,871

		6,508

Communications – 1.1%
Comcast Cable Communications
6.875%, 06/15/2009	2,305	2,385
Vodafone Airtouch
7.750%, 02/15/2010	2,500	2,664

		5,049

Consumer Cyclical – 2.4%
Federated Department Stores
6.300%, 04/01/2009	3,000	3,050
Ford Motor Credit
6.625%, 06/16/2008	2,500	2,498
Harrah’s Operating Company
5.500%, 07/01/2010	2,000	1,960
Quest Diagnostic
5.125%, 11/01/2010	1,990	1,960
Time Warner
5.500%, 11/15/2011	2,000	1,995

		11,463

The accompanying notes are an integral part of the financial statements.
32      First American Funds Semiannual Report 2006

Short Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Consumer Non Cyclical – 0.5%
Baxter International
5.196%, 02/16/2008	$2,500	$2,494

Electric – 1.9%
MidAmerican Energy Holdings
3.500%, 05/15/2008	5,900	5,752
Oncor Electric Delivery
5.000%, 09/01/2007	3,000	2,988

		8,740

Energy – 0.9%
PEMEX Project Funding Master Trust
6.125%, 08/15/2008	4,000	4,032

Finance – 1.3%
American Express Travel
5.250%, 11/21/2011 (d)	2,450	2,448
Ameriprise Financial
5.350%, 11/15/2010	1,000	1,002
International Lease Finance
5.000%, 04/15/2010	2,525	2,497

		5,947

Natural Gas – 0.5%
Oneok
5.510%, 02/16/2008	2,500	2,498

Real Estate – 1.1%
Istar Financial – REIT
6.000%, 12/15/2010	2,500	2,532
Simon Property Group – REIT
6.375%, 11/15/2007	2,500	2,519

		5,051

Technology – 0.9%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,499
Motorola
8.000%, 11/01/2011	2,450	2,711

		4,210

Transportation – 0.4%
FedEx
5.500%, 08/15/2009	2,000	2,008

Total Corporate Bonds (Cost $66,730)		66,502

U.S. Government & Agency Securities – 13.9%
U.S. Agency Debentures – 8.1%
Federal Home Loan Mortgage Corporation
3.875%, 06/15/2008 (f)	15,000	14,747
Federal National Mortgage Association
5.400%, 02/01/2008 (f)	6,000	6,012
4.000%, 09/02/2008 (f)	10,000	9,813
4.250%, 05/15/2009 (f)	7,500	7,380

		37,952

U.S. Treasuries – 5.8%
U.S. Treasury Notes
4.375%, 12/31/2007 (f)	2,000	1,988
4.875%, 08/31/2008 (f)	6,105	6,104
2.375%, 04/15/2011 (f)	14,267	14,210
4.625%, 08/31/2011 (f)	4,775	4,760

		27,062

Total U.S. Government & Agency Securities (Cost $65,573)		65,014

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 11.3%
Adjustable Rate (e) – 9.6%
Adjustable Rate Mortgage Trust Series 2005-10, Class 1A21
4.727%, 01/25/2036	3,909	3,877
Citigroup Mortgage Loan Trust Series 2005-7, Class 2A1A
4.861%, 09/25/2035	4,018	3,962
GSR Mortgage Loan Trust Series 2005-AR1, Class B1
4.880%, 01/25/2035	2,183	2,150
JP Morgan Mortgage Trust Series 2004-A1, Class 3A1
4.974%, 02/25/2034	1,992	1,946
Structured Mortgage Loan Trust Series 2004-11, Class A
7.268%, 08/25/2034	597	600
Washington Mutual Series 2003-AR3, Class A5
3.927%, 04/25/2033	5,843	5,761
Series 2003-AR10, Class A6
4.062%, 10/25/2033	7,000	6,866
Series 2004-AR7, Class A6
3.943%, 07/25/2034	5,000	4,856
Wells Fargo Mortgage Backed Securities Trust Series 2004-E, Class A5
3.662%, 05/25/2034	5,868	5,741
Series 2004-N, Class A3
4.099%, 08/25/2034	5,585	5,527
Series 2005-AR10, Class 2A5
4.109%, 06/25/2035	3,462	3,403

		44,689

Fixed Rate – 1.7%
Citigroup Mortgage Loan Trust Series 2005-WF1, Class A2
4.490%, 02/25/2035	6,650	6,577
First Horizon Mortgage Pass-Through Trust Series 2004-4, Class 2A1
4.500%, 07/25/2019	1,037	1,027
Residential Accredited Loans Series 2003-QS17, Class CB7
5.500%, 09/25/2033	576	574

		8,178

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $53,357)		52,867

First American Funds Semiannual Report 2006       33

Schedule of  Investments continued

Short Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 6.0%
Fixed Rate – 6.0%
Federal Home Loan Mortgage Corporation Series 2822, Class VM
5.000%, 04/15/2010	$3,056	$3,028
Series 2763, Class TA
4.000%, 03/15/2011 (f)	4,624	4,530
Series 1022, Class J
6.000%, 12/15/2020	43	43
Series 2738, Class UA
3.570%, 12/15/2023 (f)	3,498	3,423
Series 2589, Class GK
4.000%, 03/15/2026 (f)	2,207	2,177
Series 2731, Class PV
4.500%, 05/15/2026 (f)	5,000	4,894
Federal National Mortgage Association Series 2004-76, Class CE
4.500%, 02/25/2021 (f)	6,000	5,856
Series 1992-150, Class MA
5.500%, 09/25/2022	118	118
Series 2004-90, Class GA
4.350%, 03/25/2034 (f)	4,119	3,986

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $28,679)		28,055

Short-Term Investment – 0.0%
U.S. Treasury Obligation – 0.0%
U.S. Treasury Bill
4.783%, 04/05/2007 (g)
(Cost $99)	100	99

Investments Purchased with Proceeds from Securities Lending (h) – 34.7%
(Cost $162,322)		162,322

Total Investments – 134.7% (Cost $634,144)		629,764

Other Assets and Liabilities, Net – (34.7)%		(162,357)

Total Net Assets – 100.0%		$467,407

(a)	Security is fair valued and illiquid. As of December 31, 2006, the fair value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(b)	Security in default at December 31, 2006.

(c)	Non-income producing security.

(d)	Security purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under guidelines established by the fund’s board of directors. As of December 31, 2006, the value of these investments was $20,650 or 4.4% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2006.

(f)	This security or a portion of this security is out on loan at December 31, 2006. Total loaned securities had a value of $157,506 at December 31, 2006. See note 2 in Notes to Financial Statements.

(g)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of December 31, 2006. See note 2 in Notes to Financial Statements.

(h)	The fund may loan securities in return for collateral in the form of cash, U.S. government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.
REIT – Real Estate Investment Trust
Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 2 Year Note Futures	647	$132,008	March 2007	$(400)
U.S. Treasury 5 Year Note Futures	(431)	(45,282)	March 2007	265
U.S. Treasury 10 Year Note Futures	(77)	(8,275)	March 2007	95

				$(40)

Credit Default Swap Agreements

			Pay/
	Reference	Buy/Sell	Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Depreciation

J.P. Morgan	ABX-HE-BBB	Sell	2.420%	05/25/2046	$1,650	$(66)
J.P. Morgan	Dow Jones CDX IG7 Index	Sell	0.250%	12/20/2009	25,000	(107)
J.P. Morgan	The Kroger Company	Buy	0.350%	12/20/2011	1,300	(2)
J.P. Morgan	Safeway, Inc.	Buy	0.410%	12/20/2011	1,300	(3)

						$(178)

Interest Rate Swap Agreements

Pay/
	Floating	Receive
	Rate	Floating	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Rate	Date	Amount	Appreciation

UBS	3-Month LIBOR	Receive	4.773%	01/17/2011	$12,000	$142

The accompanying notes are an integral part of the financial statements.
34      First American Funds Semiannual Report 2006

Total Return Bond Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities – 27.4%
Adjustable Rate (a) – 4.0%
Federal Home Loan Mortgage Corporation Pool
7.341%, 10/01/2029, #1L0117	$1,353	$1,381
6.507%, 07/01/2030, #847240	1,487	1,517
6.455%, 05/01/2033, #847411	961	980
5.790%, 07/01/2036, #1K1238 (b)	3,530	3,558
Federal National Mortgage Association Pool
6.822%, 09/01/2033, #725553	582	596
5.281%, 11/01/2034, #735054 (b)	1,847	1,827
6.340%, 01/01/2035, #745548	1,628	1,654
4.863%, 09/01/2035, #745168 (b)	2,500	2,472
5.310%, 12/01/2035, #850865 (b)	6,725	6,718
5.731%, 09/01/2036, #884778 (b)	3,413	3,435

		24,138

Fixed Rate – 23.4%
Federal Home Loan Mortgage Corporation Pool
4.000%, 04/01/2008, #M90808 (b)	1,753	1,731
5.000%, 09/01/2018, #E99575	1,166	1,148
5.500%, 12/01/2020, #G11810 (b)	3,332	3,330
6.500%, 07/01/2031, #A17212 (b)	3,455	3,536
Federal National Mortgage Association Pool
3.900%, 06/01/2010, #461013 (b)	5,000	4,803
5.500%, 12/01/2018, #735575 (b)	1,879	1,884
5.000%, 01/01/2019 (c)	6,000	5,897
5.500%, 01/01/2020, #735386	1,430	1,433
5.500%, 06/01/2020, #735792	1,209	1,211
5.000%, 02/01/2021, #745279 (b)	1,994	1,960
5.500%, 02/01/2025, #255628	3,025	3,009
6.000%, 01/01/2029 (c)	10,900	10,972
6.000%, 04/01/2032, #745101	1,131	1,153
5.500%, 06/01/2033, #843435 (b)	1,236	1,224
5.000%, 10/01/2033, #741897	1,418	1,371
5.500%, 10/01/2033, #555800	3,719	3,681
5.500%, 11/01/2033, #555967 (b)	6,901	6,831
5.500%, 01/01/2034 (c)	18,060	17,846
5.000%, 03/01/2034, #725205 (b)	1,313	1,270
5.000%, 03/01/2034, #725250	1,174	1,136
5.500%, 04/01/2034, #725424 (b)	3,261	3,228
5.000%, 05/01/2034, #725456	1,160	1,122
5.000%, 06/01/2034, #782909	904	874
5.500%, 08/01/2034, #745563	2,239	2,217
5.500%, 09/01/2034, #725773 (b)	2,109	2,086
6.000%, 04/01/2035, #735503	3,662	3,693
5.500%, 08/01/2035, #829679 (b)	4,886	4,830
5.500%, 09/01/2035, #842230	2,678	2,648
5.500%, 10/01/2035, #735899 (b)	3,077	3,044
6.000%, 01/01/2036, #831215	3,329	3,352
6.000%, 01/01/2036, #852347	3,335	3,358
6.500%, 04/01/2036, #831377	1,491	1,519
6.500%, 04/01/2036, #852909 (b)	1,008	1,027
6.500%, 07/01/2036, #831683	2,272	2,315
6.500%, 08/01/2036, #893318	2,185	2,226
6.500%, 09/01/2036, #897129	16,979	17,299
6.000%, 11/01/2036, #902786	5,994	6,034
5.500%, 01/01/2037, #906059	6,000	5,929

		142,227

Total U.S. Government Agency Mortgage-Backed Securities (Cost $167,183)		166,365

Corporate Bonds – 17.6%
Banking – 0.8%
J.P. Morgan Chase
5.150%, 10/01/2015	1,495	1,467
J.P. Morgan Chase Capital XX, Series T
6.550%, 09/29/2036 (b)	860	888
SOC General Real Estate
7.640%, 12/29/2049 (a) (d)	1,465	1,488
Wells Fargo Capital X
5.950%, 12/15/2036	945	926

		4,769

Basic Industry – 2.0%
Celulosa Arauco Y Constitucion
8.625%, 08/15/2010	1,500	1,647
Evraz Group
8.250%, 11/10/2015 (d) (e)	700	720
Falconbridge
7.350%, 06/05/2012	1,500	1,621
FMG Finance
10.000%, 09/01/2013 (d) (e)	685	704
Griffin Coal Mining
9.500%, 12/01/2016 (b) (d)	880	906
Ineos Group Holdings
8.500%, 02/15/2016 (b) (d) (e)	655	626
LPG International
7.250%, 12/20/2015 (e)	805	809
Noble Group Limited
6.625%, 03/17/2015 (d) (e)	770	699
Sino Forest
9.125%, 08/17/2011 (d) (e)	1,170	1,265
Southern Copper
7.500%, 07/27/2035	915	992
Teck Cominco Limited
6.125%, 10/01/2035	1,175	1,129
Vale Overseas
6.250%, 01/11/2016	640	646
Vedanta Resources
6.625%, 02/22/2010 (d) (e)	575	568

		12,332

Brokerage – 0.9%
Bear Stearns
5.550%, 01/22/2017	1,110	1,109
Merrill Lynch
6.050%, 05/16/2016 (b)	2,365	2,448
Morgan Stanley
5.375%, 10/15/2015	1,995	1,977

		5,534

Capital Goods – 0.5%
Case New Holland
7.125%, 03/01/2014	820	833
Chart Industries
9.125%, 10/15/2015 (d)	585	617
Owens-Illinois
8.100%, 05/15/2007 (b)	500	501
Siemens Financiering
6.125%, 08/17/2026 (d)	960	981

		2,932

First American Funds Semiannual Report 2006       35

Schedule of  Investments continued

Total Return Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Communications – 2.2%
C & M Finance
8.100%, 02/01/2016 (d) (e)	$565	$581
Comcast
7.050%, 03/15/2033 (b)	2,335	2,497
Echostar
7.000%, 10/01/2013	800	799
Embarq
7.995%, 06/01/2036	960	999
News America Holdings
7.750%, 01/20/2024	680	759
Sprint Capital
6.900%, 05/01/2019	1,785	1,840
8.750%, 03/15/2032 (b)	300	361
Telecom Italia Capital
4.000%, 11/15/2008	1,170	1,139
7.200%, 07/18/2036 (b)	925	966
Time Warner Entertainment
8.375%, 07/15/2033	1,340	1,619
Verizon Communications
7.750%, 12/01/2030	980	1,150
Vimpelcom
8.250%, 05/23/2016 (d) (e)	700	735

		13,445

Consumer Cyclical – 0.9%
Autonation
7.000%, 04/15/2014	935	942
DaimlerChrysler
4.875%, 06/15/2010	1,315	1,282
Galaxy Entertainment
9.875%, 12/15/2012 (d) (e)	575	616
General Motors
8.250%, 07/15/2023	1,060	986
Lippo Karwaci Finance
8.875%, 03/09/2011 (e)	575	552
MGM Mirage
6.625%, 07/15/2015	1,125	1,071

		5,449

Consumer Non Cyclical – 0.3%
Fisher Scientific International
6.750%, 08/15/2014	785	800
Omnicare
6.125%, 06/01/2013	905	867

		1,667

Electric – 1.3%
Edison Mission Energy
7.500%, 06/15/2013	530	554
Florida Power & Light
5.650%, 02/01/2037	985	971
MidAmerican Energy Holdings
5.875%, 10/01/2012	1,185	1,206
NRG Energy
7.250%, 02/01/2014	1,285	1,295
Ohio Power Series K
6.000%, 06/01/2016	1,045	1,073
Oncor Electric Delivery
7.000%, 05/01/2032	1,455	1,592
Pacific Gas & Electric
6.050%, 03/01/2034 (b)	1,590	1,604

		8,295

Energy – 1.3%
Gaz Capital
6.212%, 11/22/2016 (d)	1,100	1,108
Gazprom International
7.201%, 02/01/2020 (d)	705	746
Nexen
5.875%, 03/10/2035	1,000	936
Petro-Canada
5.350%, 07/15/2033	955	837
Tengizcheveroil Finance
6.124%, 11/15/2014 (d)	1,250	1,247
Tesoro
6.625%, 11/01/2015	1,315	1,305
XTO Energy
6.100%, 04/01/2036	1,905	1,859

		8,038

Finance – 0.4%
Capital One Capital III
7.686%, 08/15/2036 (b)	1,535	1,739
Gazprombank
6.500%, 09/23/2015	720	720

		2,459

Insurance – 1.1%
Liberty Mutual Group
6.500%, 03/15/2035 (a) (d)	1,195	1,165
Marsh & McLennan
5.750%, 09/15/2015	2,250	2,213
Unumprovident
5.997%, 05/15/2008	1,040	1,044
ZFS Finance USA Trust II
6.450%, 12/15/2065 (d)	2,045	2,086

		6,508

Natural Gas – 0.3%
Enterprise Products
8.375%, 08/01/2066	860	931
Southern Union
7.200%, 11/01/2066	715	705

		1,636

Real Estate – 0.8%
Greentown China Holdings
9.000%, 11/08/2013 (d) (e)	1,185	1,221
Health Care Properties – REIT Series MTN
6.300%, 09/15/2016	1,355	1,376
Prologis 2006 – REIT
5.750%, 04/01/2016	2,275	2,289

		4,886

Sovereigns – 3.8%
Bundersrepublic Deutschland
3.250%, 07/04/2015 (f) EUR	5,100	6,399
Federal Republic of Brazil
6.000%, 01/17/2017 (e)	$3,055	3,009
Republic of Venezuela
9.250%, 09/15/2027 (b) (e)	1,940	2,474
Russian Federation 5.000% through 03/31/2007 thereafter 7.500%
5.000%, 03/31/2030 (d)	1,070	1,210
The accompanying notes are an integral part of the financial statements.
36      First American Funds Semiannual Report 2006

Total Return Bond Fund (continued)
DESCRIPTION	PAR	VALUE

United Kingdom Gilt Treasury
4.750%, 03/07/2020 (f) GBP	4,400	$8,704
United Mexican States
5.625%, 01/15/2017 (b)	$1,095	1,096

		22,892

Technology – 0.9%
Avnet
6.000%, 09/01/2015	1,145	1,129
Chartered Semiconductor
6.375%, 08/03/2015	590	593
Freescale Semiconductor
9.125%, 12/15/2014 (d)	560	556
LG Electronics
5.000%, 06/17/2010 (d)	785	769
NXP BV/ NXP Funding
7.875%, 10/15/2014 (b) (d) (e)	775	801
Seagate Technology
6.375%, 10/01/2011 (e)	1,320	1,320

		5,168

Transportation – 0.1%
Hertz
8.875%, 01/01/2014 (d)	500	524

Total Corporate Bonds (Cost $105,801)		106,534

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 17.3%
Adjustable Rate (a) – 7.3%
Citigroup Mortgage Loan Trust Series 2005-7, Class 2A1A
4.861%, 09/25/2035	2,061	2,033
GMAC Mortgage Corporation Loan Trust Series 2003-AR2, Class 4A1
4.733%, 12/19/2033	2,568	2,499
GSR Mortgage Loan Trust Series 2005-AR1, Class B1
4.880%, 01/25/2035	2,233	2,199
J.P. Morgan Trust Series 2004-A1, Class 3A1
4.974%, 02/25/2034	4,769	4,658
Residential Funding Mortgage Securities I Series 2006-SA2, Class 4A1
5.879%, 08/25/2036	3,089	3,081
Wachovia Mortgage Loan Trust Series 2005-B, Class 1A1
4.957%, 10/20/2035	1,510	1,509
Washington Mutual Series 2003-AR1, Class A5
3.970%, 03/25/2033	1,327	1,307
Series 2003-AR10, Class A6
4.062%, 10/25/2033	5,082	4,985
Series 2004-AR7, Class A6
3.943%, 07/25/2034	2,630	2,554
Wells Fargo Mortgage Backed Securities Trust Series 2003-O, Class 5A1
4.806%, 01/25/2034	6,629	6,476
Series 2004-C, Class A1
4.937%, 04/25/2034	4,557	4,433
Series 2005-AR10, Class 2A5
4.109%, 06/25/2035	4,214	4,142
Series 2006-AR1, Class 2A2
5.561%, 03/25/2036	4,614	4,564

		44,440

Fixed Rate – 10.0%
ABN AMRO Mortgage Series 2003-7, Class A1
4.750%, 07/25/2018	2,962	2,878
Chase Mortgage Finance Series 2003-S12, Class 1A1
4.750%, 12/25/2018	2,830	2,760
Series 2003-S11, Class 1A1
5.000%, 10/25/2033	2,961	2,835
Series 2003-S13, Class A16
5.000%, 11/25/2033	7,605	7,345
Chaseflex Trust Series 2005-2, Class 4A1
5.000%, 05/25/2020	3,187	3,110
Citigroup Mortgage Loan Trust Series 2005-WF1, Class A2
4.490%, 02/25/2035	2,000	1,978
Countrywide Alternative Loan Trust Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	1,537	1,504
Series 2004-24CB, Class 2A1
5.000%, 11/25/2019	2,007	1,959
Credit Suisse First Boston Mortgage Securities Series 2005-3, Class 5A1
5.500%, 07/25/2020	2,220	2,215
First Horizon Mortgage Pass-Through Trust Series 2004-4, Class 2A1
4.500%, 07/25/2019	983	974
GSMPS Mortgage Loan Trust Series 2003-1, Class B1
6.937%, 03/25/2043	3,114	3,185
GSR Mortgage Loan Trust Series 2004-10F, Class 3A1
5.500%, 08/25/2019	1,039	1,036
Series 2005-4F, Class B1
5.727%, 05/25/2035	2,402	2,362
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A
6.192%, 11/25/2034	3,331	3,353
Residential Accredit Loans Series 2005-QS12, Class A7
5.500%, 08/25/2035	4,038	4,034
Residential Funding Mortgage Securities I Series 2004-S9, Class 2A1
4.750%, 12/25/2019	1,508	1,468
Washington Mutual Series 2002-S8, Class 2A7
5.250%, 01/25/2018	7,067	6,965
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	2,186	2,166
Wells Fargo Mortgage Backed Securities Trust Series 2004-7, Class 2A2
5.000%, 07/25/2019	5,555	5,437
Series 2004-8, Class A1
5.000%, 08/25/2019	3,308	3,231

		60,795

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $105,063)		105,235

First American Funds Semiannual Report 2006       37

Schedule of  Investments continued

Total Return Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Asset-Backed Securities – 17.0%
Automotive – 2.1%
FTN Financial Auto Securitization Trust Series 2004-A, Class A
2.050%, 06/15/2010 (d)	$2,171	$2,167
Harley Davidson Motorcycle Trust Series 2005-4, Class A2
4.850%, 06/15/2012	1,190	1,183
Hertz Vehicle Financing Series 2005-2A, Class A6
5.080%, 11/25/2011 (d)	2,690	2,673
Triad Auto Receivables Owner Trust Series 2006-A, Class A3
4.770%, 01/12/2011	2,195	2,182
Volkswagen Auto Loan Enhanced Trust Series 2005-1, Class A4
4.860%, 04/20/2012	4,255	4,230

		12,435

Commercial – 12.8%
Banc of America Commercial Mortgage Series 2006-2, Class A4
5.741%, 05/10/2045	785	812
Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4
5.405%, 12/11/2040 (b)	1,750	1,758
Commercial Mortgage Pass-Through Certificates Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (d)	1,805	1,816
Series 2005-LP5, Class A2
4.630%, 05/10/2043	5,750	5,650
Deutsche Mortgage and Asset Receiving Series 1998-C1, Class A2
6.538%, 06/15/2031	2,157	2,172
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	7,405	7,318
GMAC Commercial Mortgage Securities Series 2005-C1, Class A2
4.471%, 05/10/2043	3,750	3,668
Greenwich Capital Commercial Funding Series 2003-C1, Class A2
3.285%, 07/05/2035	1,500	1,435
Series 2005-GG5, Class A2
5.117%, 04/10/2037	6,625	6,601
Series 2005-GG5, Class A5
5.224%, 04/10/2037	7,159	7,108
GS Mortgage Securities II Series 2006-GG8, Class A2
5.479%, 11/10/2039	12,540	12,652
Series 2006-GG8, Class A4
5.560%, 11/10/2039	12,600	12,798
Series 2006-RR2, Class A1
5.689%, 06/23/2046 (d)	3,230	3,263
Series 2006-RR3, Class A1S
5.659%, 07/18/2056 (d)	4,310	4,377
J.P. Morgan Chase Commercial Mortgage Securities Series 2005-LDP5, Class A4
5.179%, 12/15/2044	1,510	1,504
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A2
5.103%, 11/15/2030	2,500	2,491
Nomura Asset Securities Series 1998-D6, Class A1B
6.590%, 03/15/2030	2,305	2,333

		77,756

Credit Cards – 0.6%
Citibank Credit Card Issuance Trust Series 2006-A4, Class A4
5.450%, 05/10/2013	1,860	1,885
MBNA Credit Card Master Note Trust Series 2003-A1, Class A1
3.300%, 07/15/2010	405	397
Series 2005-A1, Class A1
4.200%, 09/15/2010	825	815
Providian Gateway Master Trust Series 2004-DA, Class A
3.350%, 09/15/2011 (d)	620	612

		3,709

Equipment Leases – 0.1%
Caterpillar Financial Asset Trust Series 2004-A, Class A3
3.130%, 01/26/2009	586	581

Home Equity – 0.0%
GRMT Mortgage Loan Trust Series 2001-1A, Class M1
7.772%, 07/20/2031 (d)	218	218

Manufactured Housing – 0.5%
Green Tree Financial Series 1996-8, Class A7
8.050%, 10/15/2027	404	421
Origen Manufactured Housing Series 2005-A, Class A2
4.490%, 05/15/2018	2,355	2,322

		2,743

Other – 0.7%
GRP/AG Real Estate Asset Trust Series 2005-1, Class A
4.850%, 01/25/2035 (d)	148	146
Small Business Administration Series 2006-P10B, Class 1
5.681%, 08/10/2016	4,116	4,174

		4,320

Recreational Vehicles – 0.2%
J.P. Morgan RV Marine Trust Series 2004-1A, Class A1
3.120%, 04/15/2011 (d)	1,301	1,287

Total Asset-Backed Securities (Cost $103,225)		103,049

U.S. Government & Agency Securities – 13.6%
U.S. Agency Debentures – 0.9%
Federal National Mortgage Association
5.250%, 08/01/2012 (b)	5,590	5,617

U.S. Treasuries – 12.7%
U.S. Treasury Bonds
6.250%, 08/15/2023 (b)	2,570	2,958
6.875%, 08/15/2025 (b)	6,940	8,592
4.500%, 02/15/2036 (b)	11,945	11,359
The accompanying notes are an integral part of the financial statements.
38      First American Funds Semiannual Report 2006

Total Return Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

U.S. Treasury Notes
4.875%, 08/31/2008 (b)	$5,455	$5,455
4.875%, 10/31/2008	18,000	18,008
2.375%, 04/15/2011 (b)	4,825	4,806
4.625%, 08/31/2011 (b)	8,725	8,697
4.500%, 11/30/2011 (b)	210	208
2.500%, 07/15/2016 (b)	11,353	11,439
4.625%, 11/15/2016	5,485	5,449

		76,971

Total U.S. Government & Agency Securities (Cost $83,030)		82,588

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 4.6%
Fixed Rate – 4.6%
Federal Home Loan Mortgage Corporation Series 2937, Class JD
5.000%, 03/15/2028 (b)	4,000	3,946
Series 2690, Class OE
5.000%, 11/15/2028 (b)	4,000	3,934
Series 2901, Class UB
5.000%, 03/15/2033 (b)	5,000	4,795
Federal National Mortgage Association Series 2005-44, Class PC
5.000%, 11/25/2027	7,750	7,636
Series 2003-81, Class MB
5.000%, 05/25/2029 (b)	3,375	3,328
Series 2003-92, Class KH
5.000%, 03/25/2032	1,810	1,750
Series 2005-62, Class JE
5.000%, 06/25/2035	2,774	2,733

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $28,129)		28,122

Common Stocks – 0.5%
Energy – 0.5%
ARC Energy Trust (b) (f)	20,800	398
Baytex Energy Trust	15,459	293
Canadian Oil Sands Trust, ADR	15,050	421
Canetic Resources Trust (b)	33,550	466
Harvest Energy Trust (b)	18,575	417
NAL Oil & Gas Trust (f)	21,219	224
NAL Oil & Gas Trust	5,600	59
Penn West Energy Trust (b)	8,795	269
Peyto Energy Trust (b) (f)	23,000	349

Total Common Stocks (Cost $2,987)		2,896

Municipal Bond – 0.3%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $2,000)	$2,000	2,043

Convertible Security – 0.1%
Basic Industry – 0.1%
Coeur d’Alene Mines
1.250%, 01/15/2024
(Cost $876)	900	851

Total Return Bond Fund (continued)
DESCRIPTION	CONTRACTS/SHARES/PAR	VALUE

Options Purchased – 0.0%
Call Options Purchased – 0.0%
Euro FX Currency Futures, January 2007 Futures Call Expires 01/05/2007 Exercise Price $1.35	48	$2
Euro FX Currency Futures, January 2007 Futures Call Expires 01/05/2007 Exercise Price $1.36	72	1
Japanese Yen Currency Futures, January 2007 Futures Call Expires 01/05/2007 Exercise Price $89.00	176	1
Japanese Yen Currency Futures, January 2007 Futures Call Expires 01/05/2007 Exercise Price $89.50	48	—

		4

Put Options Purchased – 0.0%
Euro FX Currency Futures, January 2007 Futures Put Expires 01/05/2007 Exercise Price $1.31	72	9

Total Options Purchased (Cost $200)		13

Short-Term Investments – 13.0%
Money Market Fund – 12.8%
First American Prime Obligations Fund, Class Z (g)	77,895,474	77,895

U.S. Treasury Obligation – 0.2%
U.S. Treasury Bill
4.783%, 04/05/2007 (h)	$1,055	1,042

Total Short-Term Investments (Cost $78,937)		78,937

Investments Purchased with Proceeds from Securities Lending (i) – 25.3%
(Cost $153,483)		153,483

Total Investments – 136.7% (Cost $830,914)		830,116

Other Assets and Liabilities, Net – (36.7)%		(222,746)

Total Net Assets – 100.0%		$607,370

(a)	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2006.

(b)	This security or a portion of this security is out on loan at December 31, 2006. Total loaned securities had a market value of $149,722 at December 31, 2006. See note 2 in Notes to Financial Statements.

(c)	Security purchased on a when-issued basis. On December 31, 2006, the total cost of investments purchased on a when-issued basis was $34,870 or 5.7% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of December 31, 2006, the value of these investments was $38,498 or 6.3% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On December 31, 2006, the value of these investments was $16,700, which represents 2.7% of total net assets.
First American Funds Semiannual Report 2006       39

Schedule of  Investments continued
Total Return Bond Fund (continued)

(f)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.

(g)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(h)	Security has been deposited as initial margin on open futures contracts and swap agreements. Rate shown is the rate in effect at December 31, 2006. See note 2 in Notes to Financial Statements.

(i)	The fund may loan securities in return for collateral in the form of cash, U.S. government securities, or other high grade debt obligations. The cash collateral is invested in various short-term, fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt

REIT –	Real Estate Investment Trust
Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

British Pounds Currency Futures	48	$5,872	March 2007	$(28)
Canadian Currency Futures	71	6,107	March 2007	(101)
Euro Currency Futures	79	13,071	March 2007	10
Euro Bund Futures	10	1,532	March 2007	(12)
Eurodollar 90 Day Futures	(183)	(173,940)	December 2007	91
Japanese Yen Currency Futures	84	8,908	March 2007	(112)
Japanese 10 Year Bond Futures	(29)	(32,666)	March 2007	35
U.S. Treasury 2 Year Note Futures	249	50,804	March 2007	(183)
U.S. Treasury 5 Year Note Futures	(12)	(1,261)	March 2007	6
U.S. Treasury Long Bond Futures	135	15,044	March 2007	(241)

				$(535)

Credit Default Swap Agreements

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

J.P. Morgan	ABX-HE-BBB	Sell	2.420%	5/25/2046	$6,450	$(116)
	Dow Jones CDX
J.P. Morgan	HY6 Index	Sell	3.450%	6/20/2011	5,940	243
	Dow Jones CDX
J.P. Morgan	HY7 Index	Sell	3.250%	12/20/2011	18,000	(3)
J.P. Morgan	The Kroger Company	Buy	0.350%	12/20/2011	1,300	(2)
J.P. Morgan	Safeway, Inc.	Buy	0.410%	12/20/2011	1,300	(3)
	Turkey Government
J.P. Morgan	International Bond	Buy	1.870%	12/20/2011	4,300	(48)
	Dow Jones CDX
UBS	HY7 Index	Sell	3.250%	12/20/2011	15,000	(11)

						$60

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Receive	5.303%	10/26/2008	$64,000	$(113)
Citigroup	3-Month LIBOR	Pay	5.360%	10/26/2016	16,000	221
UBS	3-Month LIBOR	Receive	5.050%	9/27/2008	12,000	32

						$140

Schedule of Open Written Call Options

				Number
	Exercise	Premium	Expiration	of
Option	Price	Received	Date	Contracts	Value

Euro-Bond Futures – March 2007	$120.00	$24	3/8/2007	109	$(2)

Schedule of Open Written Put Options

				Number
	Exercise	Premium	Expiration	of
Option	Price	Received	Date	Contracts	Value

Euro-Bond Futures – March 2007	$116.00	$33	3/8/2007	145	$(132)

The accompanying notes are an integral part of the financial statements.
40      First American Funds Semiannual Report 2006

U.S. Government Mortgage Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities – 92.7%
Adjustable Rate (a) – 2.9%
Federal National Mortgage Association Pool
4.863%, 09/01/2035, #745168 (b)	$4,946	$4,891

Fixed Rate – 89.8%
Federal Home Loan Mortgage Corporation Pool
7.500%, 04/01/2008, #E45929	8	8
7.000%, 07/01/2011, #E20252	28	29
7.000%, 11/01/2011, #E65619	2	2
7.500%, 09/01/2012, #G10735	136	141
6.000%, 10/01/2013, #E72802	241	245
5.500%, 01/01/2014, #E00617	908	911
7.000%, 09/01/2014, #E00746	154	158
5.000%, 04/01/2020, #B18125	3,224	3,168
6.000%, 09/01/2022, #C90580	665	675
6.500%, 01/01/2028, #G00876	405	415
6.500%, 11/01/2028, #C00676	904	928
7.500%, 01/01/2030, #C35768	64	67
6.500%, 03/01/2031, #G01244	681	699
5.000%, 09/01/2033, #C01622	2,108	2,038
6.000%, 08/01/2036, #A51416	1,226	1,235
Federal National Mortgage Association Pool
7.000%, 11/01/2011, #250738	13	14
7.000%, 11/01/2011, #349630	13	14
7.000%, 11/01/2011, #351122	19	19
6.000%, 04/01/2013, #425550	160	162
6.500%, 08/01/2013, #251901	136	139
6.000%, 11/01/2013, #556195	221	225
7.000%, 10/01/2014, #252799	102	105
5.500%, 04/01/2016, #580516	787	790
6.500%, 07/01/2017 #254373	919	942
7.000%, 07/01/2017, #254414	872	896
5.500%, 12/01/2017, #673010 (b)	664	665
5.500%, 04/01/2018, #695765	857	859
4.500%, 05/01/2018, #254720 (b)	4,062	3,928
5.000%, 07/01/2018, #555621 (b)	1,383	1,363
5.000%, 11/01/2018, #750989	2,948	2,904
5.500%, 09/01/2019, #725793	3,684	3,691
6.000%, 12/01/2021, #254138	617	626
6.000%, 01/01/2022, #254179	731	741
6.500%, 06/01/2022, #254344	686	703
6.000%, 10/01/2022, #254513 (b)	802	813
5.500%, 10/01/2024, #255456	2,109	2,098
5.500%, 02/01/2025, #255628	1,512	1,504
7.000%, 12/01/2027, #313941	474	490
6.000%, 01/01/2029 (c)	10,795	10,866
7.000%, 09/01/2031, #596680	1,174	1,204
6.500%, 12/01/2031, #254169	1,263	1,286
6.000%, 04/01/2032, #745101	3,714	3,784
6.500%, 06/01/2032, #596712	3,145	3,205
6.500%, 07/01/2032, #545759	1,427	1,460
7.000%, 07/01/2032, #545815 (b)	294	303
6.000%, 08/01/2032, #656269 (b)	1,020	1,038
5.500%, 03/01/2033, #689109	2,663	2,636
5.500%, 04/01/2033, #703392 (b)	3,020	2,989
5.500%, 05/01/2033, #704523	2,209	2,187
5.500%, 06/01/2033, #843435 (b)	3,689	3,652
5.500%, 07/01/2033, #726520 (b)	2,991	2,960
5.500%, 07/01/2033, #728667	1,748	1,730
4.500%, 08/01/2033, #555680 (b)	2,119	1,991
5.000%, 08/01/2033, #736158 (b)	2,773	2,682
5.500%, 08/01/2033, #728855	1,642	1,625
5.500%, 08/01/2033, #733380 (b)	2,321	2,297
5.000%, 09/01/2033, #734566	3,074	2,974
5.000%, 10/01/2033, #747533 (b)	2,972	2,875
5.500%, 11/01/2033, #555967 (b)	3,312	3,278
5.500%, 12/01/2033, #756202 (b)	1,949	1,929
5.000%, 01/01/2034 (c)	7,500	7,240
5.500%, 01/01/2034 (c)	18,000	17,786
6.000%, 01/01/2034, #763687	2,562	2,581
5.500%, 04/01/2034, #774999	1,131	1,119
5.000%, 05/01/2034, #780889 (b)	5,276	5,101
6.500%, 06/01/2034, #735273 (b)	1,974	2,019
4.500%, 09/01/2034, #725866	1,270	1,192
5.000%, 09/01/2034, #725772 (b)	4,907	4,744
5.500%, 03/01/2035, #815979	1,433	1,417
6.500%, 08/01/2036, #893318	4,901	4,994
5.000%, 12/01/2036, #904147	3,000	2,896
Government National Mortgage Association Pool
9.000%, 11/15/2009, #359559	18	19
8.000%, 10/15/2010, #414750	64	66
7.500%, 12/15/2022, #347332	106	110
7.000%, 09/15/2027, #455304	20	20
6.500%, 07/15/2028, #780825	725	746
6.500%, 08/20/2031, #003120	299	307
7.500%, 12/15/2031, #570134	157	164
6.000%, 09/15/2034, #633605 (b)	2,153	2,185

		148,067

Total U.S. Government Agency Mortgage-Backed Securities (Cost $154,818)		152,958

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 19.3%
Adjustable Rate (a) – 2.0%
Sequoia Mortgage Trust
Series 2004-5, Class X1
0.800%, 06/20/2034 (d)	34,453	196
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.802%, 03/25/2033	793	797
Series 2006-AR1, Class 2A2
5.561%, 03/25/2036	2,431	2,405

		3,398

Fixed Rate – 17.3%
Chase Mortgage Finance Corporation Series 2003-S10, Class A1
4.750%, 11/25/2018	2,904	2,810
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	1,562	1,562
GMAC Mortgage Corporation Loan Trust Series 2004-J5, Class A7
6.500%, 01/25/2035	1,865	1,887
GSMPS Mortgage Loan Trust Series 2003-1, Class B1
6.937%, 03/25/2043	1,024	1,047
GSR Mortgage Loan Trust Series 2005-4F, Class B1
5.727%, 05/25/2035	1,441	1,417
Master Alternative Loans Trust Series 2005-2, Class 1A3
6.500%, 03/25/2035	939	948
Master Asset Securitization Trust Series 2003-6, Class 3A1
5.000%, 07/25/2018	990	979
First American Funds Semiannual Report 2006       41

Schedule of  Investments continued

U.S. Government Mortgage Fund (continued)
DESCRIPTION	PAR	VALUE

Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A
6.192%, 11/25/2034	$2,367	$2,383
Residential Accredit Loans Series 2003-QS12, Class M1
5.000%, 06/25/2018	950	927
Residential Asset Mortgage Products Series 2003-SL1, Class M1
7.317%, 04/25/2031	2,741	2,837
Series 2004-SL4, Class A3
6.500%, 07/25/2032	2,080	2,114
Residential Funding Mortgage Securitization Trust Series 2003-S8, Class A1
5.000%, 05/25/2018	2,579	2,525
Washington Mutual Series 2003-S13, Class 21A1
4.500%, 12/25/2018	2,093	2,012
Washington Mutual MSC Mortgage Series 2003-MS9, Class CB1
7.453%, 04/25/2033	1,593	1,650
Wells Fargo Mortgage Backed Securities Trust Series 2003-14, Class A1
4.750%, 12/25/2018	3,532	3,418

		28,516

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $32,528)		31,914

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 4.1%
Fixed Rate – 4.1%
Federal Home Loan Mortgage Corporation Series 2382, Class DA
5.500%, 10/15/2030	318	319
Federal National Mortgage Association Series 2004-29, Class WG
4.500%, 05/25/2019	2,000	1,868
Series 2003-92, Class KH
5.000%, 03/25/2032	3,645	3,525
Series 2002-W1, Class 2A
7.500%, 02/25/2042	999	1,036

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities
(Cost $6,814)		6,748

Asset-Backed Securities – 3.6%
Commercial – 3.1%
GS Mortgage Securities II Series 2006-GG8, Class A2
5.479%, 11/10/2039	5,000	5,045

Home Equity – 0.0%
GRMT Mortgage Loan Trust Series 2001-1A, Class M1
7.772%, 07/20/2031 (e)	73	72

Manufactured Housing – 0.5%
Origen Manufactured Housing Series 2005-B, Class M1
5.990%, 01/15/2037	750	743

Total Asset-Backed Securities (Cost $5,915)		5,860

Short-Term Investments – 2.2%
Money Market Fund – 2.1%
First American Government Obligations Fund, Class Z (f)	3,520,444	$3,520

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
4.783%, 04/05/2007 (g)	$105	104

Total Short-Term Investments (Cost $3,624)		3,624

Investments Purchased with Proceeds from Securities Lending (h) – 32.5%
(Cost $53,641)		53,641

Total Investments – 154.4% (Cost $257,340)		254,745

Other Assets and Liabilities, Net – (54.4)%		(89,810)

Total Net Assets – 100.0%		$164,935

(a)	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2006.

(b)	This security or a portion of this security is out on loan at December 31, 2006. Total loaned securities had a value of $51,703 at December 31, 2006. See note 2 in Notes to Financial Statements.

(c)	Security purchased on a when-issued basis. On December 31, 2006, the total cost of investments purchased on a when-issued basis was $36,076 or 21.9% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of December 31, 2006.

(e)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” This security has been determined to be liquid under guidelines established by the fund’s board of directors. As of December 31, 2006, the value of this investment was $72 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(g)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of December 31, 2006. See note 2 in Notes to Financial Statements.

(h)	The fund may loan securities in return for collateral in the form of cash, U.S. government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
42      First American Funds Semiannual Report 2006

U.S. Government Mortgage Fund (concluded)

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
	(Sold)	Value	Month	(Depreciation)
Description

U.S. Treasury 2 Year Note Futures	74	$15,098	March 2007	$(51)
U.S. Treasury 5 Year Note Futures	(138)	(14,499)	March 2007	115
U.S. Treasury 10 Year Note Futures	(89)	(9,565)	March 2007	116

				$180

Credit Default Swap Agreements

			Pay/
	Reference	Buy/Sell	Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Depreciation

J.P. Morgan	ABX-HE-BBB	Sell	2.420%	05/25/2046	$600	$(24)

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Receive	5.303%	10/26/2008	$22,000	$(39)
Citigroup	3-Month LIBOR	Pay	5.360%	10/26/2016	5,000	69
UBS	3-Month LIBOR	Receive	5.050%	09/27/2008	4,000	11

						$41

First American Funds Semiannual Report 2006       43

Statements of  Assets and Liabilities December 31, 2006 (unaudited), all dollars and shares are rounded to thousands (000), except for per share data

			Inflation
	Core	High Income	Protected
	Bond Fund	Bond Fund	Securities Fund

Investments in unaffiliated securities, at cost	$1,745,873	$253,425	$338,572
Investments in affiliated money market fund, at cost	60,129	3,994	—
Investments purchased with proceeds from securities lending, at cost (note 2)	599,586	46,593	172,705
Premiums received on options written, at cost (note 6)	—	—	—
Cash denominated in foreign currencies, at cost	—	—	438

ASSETS:
Investments in unaffiliated securities, at value* (note 2)	$1,729,690	$259,077	$331,039
Investments in affiliated money market fund, at value (note 2)	60,129	3,994	—
Investments purchased with proceeds from securities lending, at value (note 2)	599,586	46,593	172,705
Cash	3,908	185	891
Receivable for dividends and interest	11,925	5,120	2,912
Receivable for investment securities sold	279	—	—
Receivable for capital shares sold	1,956	304	299
Receivable for swap agreements	191	—	558
Receivable for variation margin	2	16	40
Receivable from advisor	—	—	—
Prepaid expenses and other assets	39	37	34

Total assets	2,407,705	315,326	508,478

LIABILITIES:
Cash denominated in foreign currencies, at value	—	—	435
Liabilities for options written, at value	—	—	—
Bank overdraft	—	—	—
Dividends payable	4,766	1,492	557
Payable upon return of securities loaned (note 2)	599,586	46,593	172,705
Payable for investment securities purchased	3,481	502	—
Payable for investment securities purchased on a when-issued basis	54,028	—	—
Payable for capital shares redeemed	9,191	123	1,222
Payable for variation margin	—	—	—
Payable for swap agreements	—	—	—
Payable to affiliates (note 3)	1,061	184	176
Payable for distribution and shareholder servicing fees	33	20	2
Accrued expenses and other liabilities	29	30	34

Total liabilities	672,175	48,944	175,131

Net assets	$1,735,530	$266,382	$333,347

COMPOSITION OF NET ASSETS:
Portfolio capital	$1,777,260	$266,359	$355,955
Undistributed (distributions in excess of) net investment income	187	(39)	(4,831)
Accumulated net realized loss on investments (note 2)	(25,374)	(5,679)	(10,496)
Net unrealized appreciation (depreciation) of investments	(16,183)	5,657	(7,533)
Net unrealized appreciation (depreciation) on futures contracts	(613)	84	(103)
Net unrealized appreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	3
Net unrealized depreciation on options written	—	—	—
Net unrealized appreciation (depreciation) on swap agreements	253	—	352

Net assets	$1,735,530	$266,382	$333,347

* Including securities loaned, at value	$582,947	$45,283	$168,716

(1)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
The accompanying notes are an integral part of the financial statements.
44      First American Funds Semiannual Report 2006

Intermediate
Government	Intermediate Term	Short Term	Total Return	U.S. Government
Bond Fund	Bond Fund	Bond Fund	Bond Fund	Mortgage Fund

$37,598	$851,376	$471,822	$599,536	$200,179
355	—	—	77,895	3,520
—	354,757	162,322	153,483	53,641
—	—	—	57	—
—	—	—	238	—

$37,079	$846,066	$467,442	$598,738	$197,584
355	—	—	77,895	3,520
—	354,757	162,322	153,483	53,641
—	—	739	—	—
424	8,386	2,989	4,753	748
—	180	175	17,888	—
59	7,325	207	3,921	97
—	98	—	744	10
—	—	—	—	15
5	—	—	—	—
22	22	23	39	36

37,944	1,216,834	633,897	857,461	255,651

—	—	—	232	—
—	—	—	134	—
—	1,242	—	1,533	119
303	1,966	1,287	1,717	463
—	354,757	162,322	153,483	53,641
—	—	—	55,828	—
—	—	—	34,870	36,076
304	7,059	2,588	1,907	282
—	15	7	15	—
—	—	8	—	—
22	514	234	331	90
— (1)	5	9	8	12
32	37	35	33	33

661	365,595	166,490	250,091	90,716

$37,283	$851,239	$467,407	$607,370	$164,935

$39,781	$878,723	$490,819	$627,004	$173,732
(324)	7	(423)	(16)	(26)
(1,655)	(22,218)	(18,533)	(18,417)	(6,373)
(519)	(5,310)	(4,380)	(798)	(2,595)
—	(92)	(40)	(535)	180
—	—	—	9	—
—	—	—	(77)	—
—	129	(36)	200	17

$37,283	$851,239	$467,407	$607,370	$164,935

—	$345,504	$157,506	$149,722	$51,703

First American Funds Semiannual Report 2006       45

Statements of  Assets and Liabilities continued

			Inflation
	Core	High Income	Protected
	Bond Fund	Bond Fund	Securities Fund

Class A:
Net assets	$116,421	$34,655	$4,566
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	10,626	3,591	485
Net asset value and redemption price per share	$10.96	$9.65	$9.42
Maximum offering price per share (1)	$11.45	$10.08	$9.84
Class B:
Net assets	$12,496	$5,995	—
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	1,149	624	—
Net asset value, offering price, and redemption price per share (2)	$10.87	$9.61	—
Class C:
Net assets	$4,481	$8,536	$382
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	410	888	41
Net asset value per share (2)	$10.92	$9.62	$9.40
Class R:
Net assets	$47	$78	$892
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	4	8	95
Net asset value, offering price, and redemption price per share	$10.98	$9.79	$9.42
Class Y:
Net assets	$1,602,085	$217,118	$327,507
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	146,268	22,483	34,751
Net asset value, offering price, and redemption price per share	$10.95	$9.66	$9.42

(1)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

(2)	Class B and C have a contingent deferred sales charge. For a description of this sales charges, see notes 1 and 3 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
46      First American Funds Semiannual Report 2006

Intermediate
Government	Intermediate Term	Short Term	Total Return	U.S. Government
Bond Fund	Bond Fund	Bond Fund	Bond Fund	Mortgage Fund

$1,653	$33,788	$73,296	$13,766	$15,528
206	3,432	7,395	1,376	1,489
$8.05	$9.85	$9.91	$10.01	$10.43
$8.24	$10.08	$10.14	$10.45	$10.89
—	—	—	$3,288	$5,664
—	—	—	330	542
—	—	—	$9.97	$10.45
—	—	—	$2,245	$4,138
—	—	—	225	398
—	—	—	$9.95	$10.39
—	—	—	$193	$9
—	—	—	19	1
—	—	—	$10.06	$10.42
$35,630	$817,451	$394,111	$587,878	$139,596
4,427	83,305	39,747	58,771	13,380
$8.05	$9.81	$9.92	$10.00	$10.43

First American Funds Semiannual Report 2006       47

Statements of  Operations For the six-month period ended December 31, 2006 (unaudited), all dollars are rounded to thousands (000)

			Inflation
	Core	High Income	Protected
	Bond Fund	Bond Fund	Securities Fund

INVESTMENT INCOME:
Interest income from unaffiliated securities	$45,816	$9,771	$5,270
Dividends from affiliated money market fund	881	135	94
Dividends from unaffiliated securities	—	452	26
Less: Foreign taxes withheld	—	(16)	(4)
Securities lending income	340	48	76
Other income	—	—	—

Total investment income	47,037	10,390	5,462

EXPENSES (note 3):
Investment advisory fees	4,594	923	887
Administration fees	2,062	314	401
Transfer agent fees	116	59	49
Custodian fees	49	7	9
Professional fees	33	24	25
Registration fees	27	28	23
Postage and printing fees	34	5	6
Directors’ fees	19	9	10
Other expenses	12	10	10
Distribution and shareholder servicing fees – Class A	159	43	6
Distribution and shareholder servicing fees – Class B	67	30	—
Distribution and shareholder servicing fees – Class C	24	46	2
Distribution and shareholder servicing fees – Class R	— (1)	— (1)	1

Total expenses	7,196	1,498	1,429

Less: Fee waivers (note 3)	(489)	(254)	(351)
Less: Indirect payments from custodian (note 3)	(15)	(3)	(2)

Total net expenses	6,692	1,241	1,076

Investment income – net	40,345	9,149	4,386

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, FOREIGN CURRENCY TRANSACTIONS, AND SWAP AGREEMENTS – NET (note 5):
Net realized gain (loss) on investments	1,551	1,069	(4,271)
Net realized loss on futures contracts	(2,603)	(236)	(1,891)
Net realized gain on options written	—	—	—
Net realized gain (loss) on swap agreements	1,576	220	177
Net realized loss on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	(8)
Net change in unrealized appreciation or depreciation of investments	44,068	11,019	6,792
Net change in unrealized appreciation or depreciation of futures contracts	(1,434)	46	(539)
Net change in unrealized appreciation or depreciation of options written	—	—	—
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	10
Net change in unrealized appreciation or depreciation of swap agreements	734	8	871

Net gain on investments, futures contracts, options written, foreign currency transactions, and swap agreements	43,892	12,126	1,141

Net increase in net assets resulting from operations	$84,237	$21,275	$5,527

(1)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
The accompanying notes are an integral part of the financial statements.
48      First American Funds Semiannual Report 2006

Intermediate
Government	Intermediate Term	Short Term	Total Return	U.S. Government
Bond Fund	Bond Fund	Bond Fund	Bond Fund	Mortgage Fund

$904	$21,440	$10,165	$12,157	$4,311
16	187	242	656	92
—	—	—	41	—
—	—	—	(6)	—
—	151	62	75	19
—	—	1	10	—

920	21,778	10,470	12,933	4,422

105	2,251	1,281	1,400	418
61	1,030	586	544	199
29	32	54	58	58
1	23	13	13	4
23	27	26	25	24
13	13	13	28	25
1	16	9	8	3
8	13	11	10	8
9	10	10	10	10
2	47	97	19	20
—	—	—	17	31
—	—	—	12	23
—	—	—	1	— (1)

252	3,462	2,100	2,145	823

(123)	(271)	(494)	(332)	(163)
(1)	(9)	(7)	(7)	(1)

128	3,182	1,599	1,806	659

792	18,596	8,871	11,127	3,763

(50)	(4,214)	(214)	803	526
—	(2,205)	(847)	(4,622)	(487)
—	—	—	17	—
—	799	(1,701)	510	50

—	—	—	(6)	—
777	21,775	5,993	9,637	3,734
—	(426)	(307)	(1,025)	110
—	—	—	(77)	—

—	—	—	14	—
—	761	2,261	766	98

727	16,490	5,185	6,017	4,031

$1,519	$35,086	$14,056	$17,144	$7,794

First American Funds Semiannual Report 2006       49

Statements of  Changes in Net Assets all dollars are rounded to thousands (000)

	Core
	Bond Fund

	Six-Month	Nine-Month
	Period Ended	Fiscal
	12/31/06	Period Ended	Year Ended
	(unaudited)	6/30/06	9/30/05

OPERATIONS:
Investment income – net	$40,345	$59,008	$71,560
Net realized gain (loss) on investments	1,551	(20,529)	13,556
Net realized gain (loss) on futures contracts	(2,603)	1,242	(4,532)
Net realized gain on options written	—	—	1,881
Net realized gain (loss) on swap agreements	1,576	(564)	727
Net realized gain (loss) on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	—
Net change in unrealized appreciation or depreciation of investments	44,068	(43,955)	(28,161)
Net change in unrealized appreciation or depreciation of futures contracts	(1,434)	719	1,442
Net change in unrealized appreciation or depreciation of options written	—	—	—
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	—
Net change in unrealized appreciation or depreciation of swap agreements	734	(432)	(49)

Net increase (decrease) in net assets resulting from operations	84,237	(4,511)	56,424

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(2,698)	(4,573)	(6,383)
Class B	(239)	(390)	(572)
Class C	(85)	(154)	(240)
Class R	(1)	(1)	—
Class Y	(38,658)	(55,592)	(68,228)
Net realized gain on investments:
Class A	—	(961)	(120)
Class B	—	(99)	(14)
Class C	—	(39)	(6)
Class R	—	—	—
Class Y	—	(10,418)	(1,148)
Return of capital:
Class A	—	—	—
Class B	—	—	—
Class C	—	—	—
Class R	—	—	—
Class Y	—	—	—

Total distributions	(41,681)	(72,227)	(76,711)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	6,282	13,680	23,283
Reinvestment of distributions	1,890	4,002	5,127
Payments for redemptions	(29,676)	(38,200)	(50,134)

Increase (decrease) in net assets from Class A transactions	(21,504)	(20,518)	(21,724)

Class B:
Proceeds from sales	217	392	1,003
Reinvestment of distributions	215	443	514
Payments for redemptions	(2,072)	(3,458)	(5,294)

Decrease in net assets from Class B transactions	(1,640)	(2,623)	(3,777)

Class C:
Proceeds from sales	211	499	884
Reinvestment of distributions	78	187	239
Payments for redemptions	(1,105)	(2,513)	(2,913)

Increase (decrease) in net assets from Class C transactions	(816)	(1,827)	(1,790)

Class R:
Proceeds from sales	11	21	15
Reinvestment of distributions	1	1	—
Payments for redemptions	(1)	(2)	—

Increase in net assets from Class R transactions	11	20	15

Class Y:
Proceeds from sales	253,351	371,109	403,595
Reinvestment of distributions	12,196	21,911	22,339
Payments for redemptions	(382,610)	(368,968)	(422,205)

Increase (decrease) in net assets from Class Y transactions	(117,063)	24,052	3,729

Increase (decrease) in net assets from capital share transactions	(141,012)	(896)	(23,547)

Total increase (decrease) in net assets	(98,456)	(77,634)	(43,834)
Net assets at beginning of period	1,833,986	1,911,620	1,955,454

Net assets at end of period	$1,735,530	$1,833,986	$1,911,620

Undistributed (distributions in excess of) net investment income	$187	$1,523	$868

(1)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
The accompanying notes are an integral part of the financial statements.
50      First American Funds Semiannual Report 2006

			Inflation			Intermediate
High Income			Protected			Government
Bond Fund			Securities Fund			Bond Fund

Six-Month	Nine-Month		Six-Month	Nine-Month		Six-Month	Nine-Month
Period Ended	Fiscal		Period Ended	Fiscal		Period Ended	Fiscal
12/31/06	Period Ended	Year Ended	12/31/06	Period Ended	Year Ended	12/31/06	Period Ended	Year Ended
(unaudited)	6/30/06	9/30/05	(unaudited)	6/30/06	9/30/05	(unaudited)	6/30/06	9/30/05

$9,144	$13,743	$19,572	$4,386	$12,924	$8,605	$792	$1,573	$3,080
1,069	2,412	7,856	(4,271)	(4,813)	(139)	(50)	(1,404)	54
(236)	382	573	(1,891)	427	11	—	—	64
—	—	—	—	—	94	—	—	63
220	257	272	177	7	133	—	—	—

—	—	—	(8)	3	—	—	—	—
11,024	(8,241)	(9,575)	6,792	(12,920)	(1,405)	777	(4)	(2,006)
46	(34)	27	(539)	500	(64)	—	—	53
—	—	—	—	—	—	—	—	—

—	—	—	10	(7)	—	—	—	—
8	(98)	90	871	(609)	90	—	—	—

21,275	8,421	18,815	5,527	(4,488)	7,325	1,519	165	1,308

(1,186)	(1,758)	(2,729)	(141)	(272)	(138)	(46)	(46)	(64)
(186)	(306)	(494)	—	—	—	—	—	—
(282)	(515)	(929)	(12)	(29)	(17)	—	—	—
(2)	(2)	(1)	(12)	—	—	—	—	—

(7,707)	(10,947)	(15,519)	(10,452)	(12,527)	(7,166)	(1,104)	(1,570)	(3,114)
—	—	—	—	(5)	—	—	(11)	(84)
—	—	—	—	—	—	—	—	—
—	—	—	—	(1)	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	(194)	(6)	—	(393)	(4,844)

—	—	(3)	—	—	—	—	—	—
—	—	(1)	—	—	—	—	—	—
—	—	(1)	—	—	—	—	—	—
—	—	— (1)	—	—	—	—	—	—
—	—	(15)	—	—	—	—	—	—

(9,363)	(13,528)	(19,692)	(10,617)	(13,028)	(7,327)	(1,150)	(2,020)	(8,106)

8,768	7,253	6,693	555	869	7,676	7	305	1,284
679	1,219	2,001	115	202	100	37	45	134
(5,927)	(12,438)	(18,399)	(1,088)	(2,558)	(869)	(92)	(576)	(1,194)

3,520	(3,966)	(9,705)	(418)	(1,487)	6,907	(48)	(226)	224

249	481	760	—	—	—	—	—	—
97	182	310	—	—	—	—	—	—
(611)	(1,738)	(2,383)	—	—	—	—	—	—

(265)	(1,075)	(1,313)	—	—	—	—	—	—

515	623	521	85	159	886	—	—	—
166	451	828	11	29	17	—	—	—
(2,430)	(4,393)	(5,303)	(262)	(440)	(44)	—	—	—

(1,749)	(3,319)	(3,954)	(166)	(252)	859	—	—	—

4	74	45	943	1	1	—	—	—
1	1	1	12	—	—	—	—	—
(4)	(4)	(43)	(39)	(1)	—	—	—	—

1	71	3	916	—	1	—	—	—

31,838	47,522	75,166	96,685	103,440	294,003	4,381	7,101	14,803
1,112	1,446	1,986	2,804	3,541	2,104	368	664	4,328
(30,876)	(47,035)	(103,437)	(84,956)	(41,339)	(26,687)	(12,257)	(32,533)	(72,879)

2,074	1,933	(26,285)	14,533	65,642	269,420	(7,508)	(24,768)	(53,748)

3,581	(6,356)	(41,254)	14,865	63,903	277,187	(7,556)	(24,994)	(53,524)

15,493	(11,463)	(42,131)	9,775	46,387	277,185	(7,187)	(26,849)	(60,322)
250,889	262,352	304,483	323,572	277,185	—	44,470	71,319	131,641

$266,382	$250,889	$262,352	$333,347	$323,572	$277,185	$37,283	$44,470	$71,319

$(39)	$180	$19	$(4,831)	$1,400	$1,292	$(324)	$34	$77

First American Funds Semiannual Report 2006       51

Statements of  Changes in Net Assets continued

	Intermediate Term
	Bond Fund

	Six-Month	Nine-Month
	Period Ended	Fiscal
	12/31/06	Period Ended	Year Ended
	(unaudited)	6/30/06	9/30/05

OPERATIONS:
Investment income – net	$18,596	$30,772	$42,144
Net realized gain (loss) on investments	(4,214)	(12,420)	(2,596)
Net realized gain (loss) on futures contracts	(2,205)	1,169	(730)
Net realized gain (loss) on options written	—	—	1,217
Net realized gain (loss) on swap agreements	799	(320)	639
Net realized loss on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	—
Net change in unrealized appreciation or depreciation of investments	21,775	(15,431)	(18,673)
Net change in unrealized appreciation or depreciation of futures contracts	(426)	227	624
Net change in unrealized appreciation or depreciation of options written	—	—	—
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	—
Net change in unrealized appreciation or depreciation of swap agreements	761	(605)	(27)

Net increase (decrease) in net assets resulting from operations	35,086	3,392	22,598

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(785)	(1,298)	(1,797)
Class B	—	—	—
Class C	—	—	—
Class R	—	—	—
Class Y	(18,591)	(30,598)	(40,236)
Net realized gain on investments:
Class A	—	(166)	(561)
Class B	—	—	—
Class C	—	—	—
Class R	—	—	—
Class Y	—	(3,712)	(11,243)
Return of capital:
Class A	—	—	—
Class B	—	—	—
Class C	—	—	—
Class R	—	—	—
Class Y	—	—	—

Total distributions	(19,376)	(35,774)	(53,837)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	1,989	5,185	8,671
Reinvestment of distributions	665	1,300	2,041
Payments for redemptions	(7,815)	(15,250)	(24,078)

Decrease in net assets from Class A transactions	(5,161)	(8,765)	(13,366)

Class B:
Proceeds from sales	—	—	—
Reinvestment of distributions	—	—	—
Payments for redemptions	—	—	—

Decrease in net assets from Class B transactions	—	—	—

Class C:
Proceeds from sales	—	—	—
Reinvestment of distributions	—	—	—
Payments for redemptions	—	—	—

Decrease in net assets from Class C transactions	—	—	—

Class R:
Proceeds from sales	—	—	—
Reinvestment of distributions	—	—	—
Payments for redemptions	—	—	—

Increase in net assets from Class R transactions	—	—	—

Class Y:
Proceeds from sales	82,237	143,333	245,371
Reinvestment of distributions	6,903	13,089	20,576
Payments for redemptions	(185,921)	(300,854)	(381,218)

Increase (decrease) in net assets from Class Y transactions	(96,781)	(144,432)	(115,271)

Increase (decrease) in net assets from capital share transactions	(101,942)	(153,197)	(128,637)

Total increase (decrease) in net assets	(86,232)	(185,579)	(159,876)
Net assets at beginning of period	937,471	1,123,050	1,282,926

Net assets at end of period	$851,239	$937,471	$1,123,050

Undistributed (distributions in excess of) net investment income	$7	$787	$1,447

(1)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
The accompanying notes are an integral part of the financial statements.
52      First American Funds Semiannual Report 2006

Short Term			Total Return			U.S. Government
Bond Fund			Bond Fund			Mortgage Fund

Six-Month	Nine-Month		Six-Month	Nine-Month		Six-Month	Nine-Month
Period Ended	Fiscal		Period Ended	Fiscal		Period Ended	Fiscal
12/31/06	Period Ended	Year Ended	12/31/06	Period Ended	Year Ended	12/31/06	Period Ended	Year Ended
(unaudited)	6/30/06	9/30/05	(unaudited)	6/30/06	9/30/05	(unaudited)	6/30/06	9/30/05

$8,871	$15,272	$25,989	$11,127	$11,839	$12,422	$3,763	$6,048	$8,223
(214)	(4,403)	(6,244)	803	(4,994)	5,824	526	(1,518)	696
(847)	2,746	(2,529)	(4,622)	1,189	(465)	(487)	502	43
—	—	142	17	8	157	—	—	(102)
(1,701)	(825)	783	510	(51)	857	50	(24)	—

—	—	—	(6)	(12)	(6)	—	—	—
5,993	(445)	(7,121)	9,637	(8,227)	(8,750)	3,734	(4,359)	(3,451)
(307)	(703)	1,494	(1,025)	588	165	110	(36)	112
—	—	—	(77)	—	—	—	—	—

—	—	—	14	(3)	(2)	—	—	—
2,261	(148)	(2,149)	766	(559)	(7)	98	(81)	—

14,056	11,494	10,365	17,144	(222)	10,195	7,794	532	5,521

(1,395)	(2,415)	(3,144)	(348)	(520)	(841)	(354)	(702)	(1,230)
—	—	—	(68)	(98)	(167)	(110)	(211)	(312)
—	—	—	(47)	(67)	(118)	(82)	(168)	(300)
—	—	—	(4)	—	—	— (1)	—	—

(8,155)	(15,530)	(23,671)	(11,222)	(10,831)	(11,336)	(3,265)	(5,464)	(7,495)
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	(43)	—	—	—	—	—	—
—	—	— (1)	—	—	—	—	—	—
—	—	— (1)	—	—	—	—	—	—
—	—	— (1)	—	—	—	—	—	—
—	—	(328)	—	—	—	—	—	—

(9,550)	(17,945)	(27,186)	(11,689)	(11,516)	(12,462)	(3,811)	(6,545)	(9,337)

528	2,067	6,342	586	2,182	2,495	1,210	1,271	5,292
1,045	1,915	2,512	285	429	686	293	599	1,097
(7,712)	(22,185)	(39,475)	(2,869)	(5,664)	(4,969)	(2,417)	(9,687)	(14,192)

(6,139)	(18,203)	(30,621)	(1,998)	(3,053)	(1,788)	(914)	(7,817)	(7,803)

—	—	—	54	106	240	16	326	742
—	—	—	52	76	125	95	186	275
—	—	—	(530)	(792)	(1,417)	(1,197)	(1,607)	(2,090)

—	—	—	(424)	(610)	(1,052)	(1,086)	(1,095)	(1,073)

—	—	—	174	127	90	100	65	309
—	—	—	21	58	105	66	157	284
—	—	—	(489)	(456)	(1,107)	(1,271)	(1,491)	(4,390)

—	—	—	(294)	(271)	(912)	(1,105)	(1,269)	(3,797)

—	—	—	179	13	2	3	6	1
—	—	—	4	—	—	—	—	—
—	—	—	(8)	(1)	—	—	(2)	—

—	—	—	175	12	2	3	4	1

56,550	72,120	149,034	309,107	214,597	94,268	16,220	19,923	35,129
2,789	5,642	7,911	2,030	1,706	1,633	590	876	960
(123,735)	(242,927)	(459,960)	(106,713)	(105,757)	(58,054)	(20,951)	(33,662)	(45,987)

(64,396)	(165,165)	(303,015)	204,424	110,546	37,847	(4,141)	(12,863)	(9,898)

(70,535)	(183,368)	(333,636)	201,883	106,624	34,097	(7,243)	(23,040)	(22,570)

(66,029)	(189,819)	(350,457)	207,338	94,886	31,830	(3,260)	(29,053)	(26,386)
533,436	723,255	1,073,712	400,032	305,146	273,316	168,195	197,248	223,634

$467,407	$533,436	$723,255	$607,370	$400,032	$305,146	$164,935	$168,195	$197,248

$(423)	$256	$2,148	$(16)	$546	$117	$(26)	$22	$132

First American Funds Semiannual Report 2006       53

Financial Highlights  For a share outstanding throughout the indicated period.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income	Investments	Income	Gains	Period

Core Bond Fund
Class A
2006 (1) (2)	$10.71	$0.23	$0.30	$(0.28)	$—	$10.96
2006 (2) (3)	11.15	0.33	(0.37)	(0.33)	(0.07)	10.71
2005 (2) (4)	11.27	0.40	(0.09)	(0.42)	(0.01)	11.15
2004 (2) (4)	11.56	0.38	(0.09)	(0.41)	(0.17)	11.27
2003 (4)	11.45	0.42	0.15	(0.46)	—	11.56
2002 (4)	11.37	0.55	0.08	(0.55)	—	11.45
Class B
2006 (1) (2)	$10.63	$0.19	$0.25	$(0.20)	$—	$10.87
2006 (2) (3)	11.07	0.26	(0.36)	(0.27)	(0.07)	10.63
2005 (2) (4)	11.19	0.31	(0.09)	(0.33)	(0.01)	11.07
2004 (2) (4)	11.48	0.29	(0.09)	(0.32)	(0.17)	11.19
2003 (4)	11.38	0.35	0.12	(0.37)	—	11.48
2002 (4)	11.29	0.47	0.09	(0.47)	—	11.38
Class C
2006 (1) (2)	$10.67	$0.19	$0.26	$(0.20)	$—	$10.92
2006 (2) (3)	11.12	0.26	(0.37)	(0.27)	(0.07)	10.67
2005 (2) (4)	11.24	0.31	(0.09)	(0.33)	(0.01)	11.12
2004 (2) (4)	11.53	0.29	(0.09)	(0.32)	(0.17)	11.24
2003 (4)	11.42	0.34	0.14	(0.37)	—	11.53
2002 (4)	11.34	0.47	0.08	(0.47)	—	11.42
Class R (5)
2006 (1) (2)	$10.73	$0.22	$0.25	$(0.22)	$—	$10.98
2006 (2) (3)	11.17	0.31	(0.36)	(0.32)	(0.07)	10.73
2005 (2) (4)	11.30	0.38	(0.10)	(0.40)	(0.01)	11.17
2004 (2) (4)	11.56	0.38	(0.10)	(0.37)	(0.17)	11.30
2003 (4)	11.45	0.42	0.15	(0.46)	—	11.56
2002 (4)	11.37	0.55	0.08	(0.55)	—	11.45
Class Y
2006 (1) (2)	$10.70	$0.24	$0.26	$(0.25)	$—	$10.95
2006 (2) (3)	11.15	0.35	(0.38)	(0.35)	(0.07)	10.70
2005 (2) (4)	11.27	0.42	(0.08)	(0.45)	(0.01)	11.15
2004 (2) (4)	11.56	0.40	(0.08)	(0.44)	(0.17)	11.27
2003 (4)	11.45	0.45	0.15	(0.49)	—	11.56
2002 (4)	11.37	0.58	0.08	(0.58)	—	11.45

(1)	For the six-month period ended December 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	Per share data calculated using average shares outstanding method.

(3)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)	For the period October 1 to September 30 in the year indicated.

(5)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(6)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
54      First American Funds Semiannual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return (6)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

4.65%	$116,421	0.95%	4.18%	1.01%	4.12%	65%
(0.34)	134,845	0.95	3.98	1.03	3.90	139
2.75	161,410	0.95	3.51	1.05	3.41	208
2.60	184,805	0.95	3.30	1.05	3.20	182
5.08	191,754	0.95	3.58	1.05	3.48	196
5.77	122,354	0.95	4.93	1.03	4.85	115
4.09%	$12,496	1.70%	3.43%	1.76%	3.37%	65%
(0.91)	13,819	1.70	3.23	1.78	3.15	139
2.00	17,078	1.70	2.76	1.80	2.66	208
1.83	21,046	1.70	2.58	1.80	2.48	182
4.23	28,096	1.70	2.83	1.80	2.73	196
5.12	16,741	1.70	4.17	1.78	4.09	115
4.17%	$4,481	1.70%	3.43%	1.76%	3.37%	65%
(1.01)	5,183	1.70	3.22	1.78	3.14	139
1.99	7,266	1.70	2.76	1.80	2.66	208
1.81	9,132	1.70	2.58	1.80	2.48	182
4.30	13,424	1.70	2.85	1.80	2.75	196
5.02	9,672	1.70	4.18	1.78	4.10	115
4.52%	$47	1.20%	3.91%	1.32%	3.79%	65%
(0.51)	34	1.20	3.77	1.43	3.54	139
2.51	16	1.20	3.37	1.45	3.12	208
2.53	1	0.95	3.37	1.05	3.27	182
5.08	39,236	0.95	3.58	1.05	3.48	196
5.77	33,270	0.95	4.93	1.03	4.85	115
4.69%	$1,602,085	0.70%	4.42%	0.76%	4.36%	65%
(0.24)	1,680,105	0.70	4.24	0.78	4.16	139
3.01	1,725,850	0.70	3.77	0.80	3.67	208
2.87	1,740,470	0.70	3.58	0.80	3.48	182
5.34	1,955,909	0.70	3.83	0.80	3.73	196
6.04	1,204,555	0.70	5.18	0.78	5.10	115

First American Funds Semiannual Report 2006       55

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Distributions	Distributions		Net Asset
	Value	Net	Gains	from Net	from		Value
	Beginning	Investment	(Losses) on	Investment	Return of		End of
	of Period	Income	Investments	Income	Capital		Period

High Income Bond Fund (1)
Class A
2006 (2) (3)	$9.22	$0.32	$0.44	$(0.33)	$—		$9.65
2006 (3) (4)	9.41	0.49	(0.20)	(0.48)	—		9.22
2005 (3) (5)	9.45	0.66	(0.04)	(0.66)	—	(7)	9.41
2004 (3) (5)	9.13	0.68	0.32	(0.68)	—		9.45
2003 (3) (5)	7.90	0.68	1.24	(0.69)	—		9.13
2002 (5)	9.23	0.65	(1.21)	(0.70)	(0.07)		7.90
Class B
2006 (2) (3)	$9.18	$0.29	$0.43	$(0.29)	$—		$9.61
2006 (3) (4)	9.37	0.43	(0.19)	(0.43)	—		9.18
2005 (3) (5)	9.41	0.58	(0.03)	(0.59)	—	(7)	9.37
2004 (3) (5)	9.09	0.61	0.32	(0.61)	—		9.41
2003 (3) (5)	7.87	0.61	1.24	(0.63)	—		9.09
2002 (5)	9.19	0.69	(1.31)	(0.63)	(0.07)		7.87
Class C
2006 (2) (3)	$9.19	$0.29	$0.43	$(0.29)	$—		$9.62
2006 (3) (4)	9.38	0.43	(0.19)	(0.43)	—		9.19
2005 (3) (5)	9.42	0.58	(0.03)	(0.59)	—	(7)	9.38
2004 (3) (5)	9.10	0.61	0.32	(0.61)	—		9.42
2003 (3) (5)	7.89	0.61	1.23	(0.63)	—		9.10
2002 (5)	9.21	0.64	(1.27)	(0.62)	(0.07)		7.89
Class R (6)
2006 (2) (3)	$9.35	$0.31	$0.45	$(0.32)	$—		$9.79
2006 (3) (4)	9.53	0.49	(0.20)	(0.47)	—		9.35
2005 (3) (5)	9.60	0.62	(0.04)	(0.65)	—	(7)	9.53
2004 (3) (5)	9.21	0.69	0.32	(0.62)	—		9.60
2003 (3) (5)	7.98	0.71	1.22	(0.70)	—		9.21
2002 (5)	9.32	0.73	(1.30)	(0.70)	(0.07)		7.98
Class Y
2006 (2) (3)	$9.23	$0.33	$0.44	$(0.34)	$—		$9.66
2006 (3) (4)	9.42	0.51	(0.20)	(0.50)	—		9.23
2005 (3) (5)	9.46	0.68	(0.03)	(0.69)	—	(7)	9.42
2004 (3) (5)	9.13	0.70	0.34	(0.71)	—		9.46
2003 (3) (5)	7.92	0.69	1.24	(0.72)	—		9.13
2002 (5)	9.24	0.74	(1.28)	(0.71)	(0.07)		7.92

(1)	The financial highlights for the High Income Bond Fund as set forth herein include the historical financial highlights of the First American High Yield Bond Fund Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares. The assets of the First American High Yield Bond Fund were acquired by High Income Bond Fund on March 14, 2003. In connection with such acquisition, Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of the First American High Yield Bond Fund were exchanged for Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of High Income Bond Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the High Income Bond Fund and the First American High Yield Bond Fund.

(2)	For the six-month period ended December 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	Per share data calculated using average shares outstanding method.

(4)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in the year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Includes a tax return of capital of less than $0.01.

(8)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
56      First American Funds Semiannual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return (8)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

8.33%	$34,655	1.10%	6.78%	1.29%	6.59%	41%
3.14	29,573	1.10	6.94	1.29	6.75	68
6.74	34,144	1.02	6.88	1.27	6.63	77
11.30	43,842	1.00	7.25	1.26	6.99	80
25.30	42,013	1.06	7.72	1.24	7.54	122
(6.66)	23,900	1.10	7.64	1.47	7.27	86

7.96%	$5,995	1.85%	6.03%	2.04%	5.84%	41%
2.57	5,988	1.85	6.19	2.04	6.00	68
5.97	7,191	1.77	6.13	2.02	5.88	77
10.52	8,521	1.75	6.50	2.01	6.24	80
24.33	8,939	1.81	7.00	1.99	6.82	122
(7.26)	774	1.80	7.49	2.28	7.01	86
7.95%	$8,536	1.85%	6.03%	2.04%	5.84%	41%
2.56	9,873	1.85	6.19	2.04	6.00	68
5.96	13,403	1.77	6.13	2.02	5.88	77
10.51	17,349	1.75	6.50	2.01	6.24	80
24.14	19,685	1.80	7.01	1.98	6.83	122
(7.34)	7,213	1.83	7.08	2.26	6.65	86
8.18%	$78	1.35%	6.54%	1.62%	6.27%	41%
3.09	73	1.35	6.82	1.69	6.48	68
6.23	4	1.33	6.31	1.73	5.91	77
11.29	1	1.00	7.33	1.26	7.07	80
25.11	777	1.00	7.86	1.18	7.68	122
(6.66)	87	1.01	8.46	1.57	7.90	86
8.46%	$217,118	0.85%	7.03%	1.04%	6.84%	41%
3.34	205,382	0.85	7.19	1.04	7.00	68
7.01	207,610	0.77	7.13	1.02	6.88	77
11.69	234,770	0.75	7.49	1.01	7.23	80
25.29	179,416	0.83	7.97	1.01	7.79	122
(6.33)	21,157	0.82	8.19	1.27	7.74	86

First American Funds Semiannual Report 2006       57

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income	Investments	Income	Gains	Period

Inflation Protected Securities Fund (1)
Class A
2006 (2)	$9.54	$0.12	$0.04	$(0.28)	$—	$9.42
2006 (3)	10.12	0.38	(0.55)	(0.40)	(0.01)	9.54
2005 (4)	10.00	0.51	(0.02)	(0.37)	—	10.12
Class C
2006 (2)	$9.53	$0.10	$0.01	$(0.24)	$—	$9.40
2006 (3)	10.11	0.31	(0.53)	(0.35)	(0.01)	9.53
2005 (4)	10.00	0.40	0.02	(0.31)	—	10.11
Class R
2006 (2)	$9.55	$(0.06)	$0.20	$(0.27)	$—	$9.42
2006 (3)	10.13	0.38	(0.56)	(0.39)	(0.01)	9.55
2005 (4)	10.00	0.43	0.05	(0.35)	—	10.13
Class Y
2006 (2)	$9.55	$0.12	$0.04	$(0.29)	$—	$9.42
2006 (3)	10.13	0.42	(0.57)	(0.42)	(0.01)	9.55
2005 (4)	10.00	0.51	0.01	(0.39)	—	10.13

(1)	Per share data calculated using average shares outstanding method.

(2)	For the six-month period ended December 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)	Commenced operations on October 1, 2004. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
58      First American Funds Semiannual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return (5)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

1.60%	$ 4,566	0.85%	2.48%	1.05%	2.28%	49%
(1.69)	5,042	0.85	5.20	1.08	4.97	85
4.93	6,917	0.85	5.04	1.09	4.80	23
1.11%	$ 382	1.60%	2.02%	1.80%	1.82%	49%
(2.26)	552	1.60	4.29	1.83	4.06	85
4.18	855	1.60	3.98	1.84	3.74	23
1.41%	$ 892	1.10%	(1.17)%	1.30%	(1.37)%	49%
(1.80)	1	1.10	5.17	1.48	4.79	85
4.81	1	1.10	4.22	1.49	3.83	23
1.62%	$327,507	0.60%	2.48%	0.80%	2.28%	49%
(1.50)	317,977	0.60	5.73	0.83	5.50	85
5.24	269,412	0.60	5.05	0.84	4.81	23

First American Funds Semiannual Report 2006       59

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Dividends	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	from	Value
	Beginning	Investment	(Losses) on	Investment	Realized	Return of	End of
	of Period	Income	Investments	Income	Gains	Capital	Period

Intermediate Government Bond Fund
Class A
2006 (1) (2)	$7.99	$0.15	$0.14	$(0.23)	$—	$—	$8.05
2006 (2) (3)	8.26	0.22	(0.22)	(0.22)	(0.05)	—	7.99
2005 (2) (4)	8.82	0.27	(0.15)	(0.28)	(0.40)	—	8.26
2004 (2) (4)	10.01	0.24	(0.16)	(0.24)	(1.03)	—	8.82
2003 (5)	10.00	0.32	0.02	(0.33)	—	—	10.01
Class Y
2006 (1) (2)	$7.99	$0.15	$0.14	$(0.23)	$—	$—	$8.05
2006 (2) (3)	8.25	0.22	(0.20)	(0.23)	(0.05)	—	7.99
2005 (2) (4)	8.82	0.28	(0.16)	(0.29)	(0.40)	—	8.25
2004 (2) (4)	10.01	0.26	(0.17)	(0.25)	(1.03)	—	8.82
2003 (5)	10.00	0.34	0.01	(0.34)	—	—	10.01

Intermediate Term Bond Fund
Class A
2006 (1) (2)	$9.68	$0.20	$0.18	$(0.21)	$—	$—	$9.85
2006 (2) (3)	9.99	0.29	(0.27)	(0.30)	(0.03)	—	9.68
2005 (2) (4)	10.25	0.34	(0.17)	(0.33)	(0.10)	—	9.99
2004 (2) (4)	10.46	0.31	(0.10)	(0.31)	(0.11)	—	10.25
2003 (4)	10.35	0.39	0.12	(0.40)	—	—	10.46
2002 (4)	10.26	0.50	0.10	(0.50)	—	(0.01)	10.35
Class Y
2006 (1) (2)	$9.65	$0.20	$0.18	$(0.22)	$—	$—	$9.81
2006 (2) (3)	9.96	0.30	(0.27)	(0.31)	(0.03)	—	9.65
2005 (2) (4)	10.22	0.36	(0.17)	(0.35)	(0.10)	—	9.96
2004 (2) (4)	10.43	0.33	(0.11)	(0.32)	(0.11)	—	10.22
2003 (4)	10.32	0.41	0.12	(0.42)	—	—	10.43
2002 (4)	10.23	0.52	0.10	(0.52)	—	(0.01)	10.32

(1)	For the six-month period ended December 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	Per share data calculated using average shares outstanding method.

(3)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)	For the period October 1 to September 30 in the year indicated.

(5)	Commenced operations on October 25, 2002. All ratios for the period ended September 30, 2003, have been annualized, except total return and portfolio turnover.

(6)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
60      First American Funds Semiannual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return (6)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

3.57%	$1,653	0.75%	3.62%	1.44%	2.93%	40%
0.06	1,689	0.75	3.56	1.26	3.05	70
1.40	1,970	0.75	3.21	1.09	2.87	161
0.98	1,872	0.75	2.69	1.03	2.41	53
3.53	2,502	0.75	3.22	1.05	2.92	74
3.65%	$35,630	0.60%	3.77%	1.19%	3.18%	40%
0.30	42,781	0.60	3.70	1.01	3.29	70
1.43	69,349	0.60	3.34	0.84	3.10	161
1.14	129,769	0.60	2.84	0.78	2.66	53
3.64	334,869	0.60	3.68	0.80	3.48	74

3.88%	$33,788	0.85%	3.99%	1.01%	3.83%	57%
0.23	38,296	0.75	3.88	1.03	3.60	113
1.69	48,426	0.75	3.39	1.05	3.09	118
2.06	63,219	0.75	2.97	1.04	2.68	169
5.09	78,682	0.75	3.89	1.05	3.59	133
6.11	65,291	0.75	4.96	1.02	4.69	40
3.87%	$817,451	0.70%	4.14%	0.76%	4.08%	57%
0.34	899,175	0.60	4.03	0.78	3.85	113
1.85	1,074,624	0.60	3.55	0.80	3.35	118
2.22	1,219,707	0.60	3.12	0.79	2.93	169
5.25	1,296,529	0.60	4.05	0.80	3.85	133
6.29	978,406	0.60	5.11	0.77	4.94	40

First American Funds Semiannual Report 2006       61

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Dividends	Distributions	Distributions		Net Asset
	Value	Net	Gains	from Net	from Net	from		Value
	Beginning	Investment	(Losses) on	Investment	Realized	Return of		End of
	of Period	Income	Investments	Income	Gains	Capital		Period

Short Term Bond Fund
Class A
2006 (1) (2)	$9.83	$0.13	$0.13	$(0.18)	$—	$—		$9.91
2006 (2) (3)	9.93	0.23	(0.06)	(0.27)	—	—		9.83
2005 (2) (4)	10.11	0.27	(0.16)	(0.29)	—	—	(6)	9.93
2004 (2) (4)	10.26	0.23	(0.15)	(0.23)	—	—		10.11
2003 (4)	10.29	0.28	(0.01)	(0.30)	—	—		10.26
2002 (4)	10.27	0.42	0.04	(0.43)	—	(0.01)		10.29
Class Y
2006 (1) (2)	$9.83	$0.14	$0.14	$(0.19)	$—	$—		$9.92
2006 (2) (3)	9.93	0.24	(0.06)	(0.28)	—	—		9.83
2005 (2) (4)	10.11	0.28	(0.16)	(0.29)	—	(0.01)		9.93
2004 (2) (4)	10.26	0.25	(0.16)	(0.24)	—	—		10.11
2003 (4)	10.30	0.30	(0.02)	(0.32)	—	—		10.26
2002 (4)	10.27	0.43	0.05	(0.44)	—	(0.01)		10.30

Total Return Bond Fund
Class A
2006 (1) (2)	$9.86	$0.23	$0.16	$(0.24)	$—	$—		$10.01
2006 (2) (3)	10.18	0.31	(0.33)	(0.30)	—	—		9.86
2005 (2) (4)	10.25	0.43	(0.07)	(0.43)	—	—		10.18
2004 (2) (4)	10.23	0.46	0.03	(0.47)	—	—	(6)	10.25
2003 (4)	9.60	0.51	0.63	(0.51)	—	—		10.23
2002 (4)	10.01	0.57	(0.39)	(0.58)	(0.01)	—		9.60
Class B
2006 (1) (2)	$9.82	$0.19	$0.16	$(0.20)	$—	$—		$9.97
2006 (2) (3)	10.14	0.25	(0.32)	(0.25)	—	—		9.82
2005 (2) (4)	10.21	0.35	(0.07)	(0.35)	—	—		10.14
2004 (2) (4)	10.20	0.39	0.01	(0.39)	—	—	(6)	10.21
2003 (4)	9.57	0.44	0.63	(0.44)	—	—		10.20
2002 (4)	9.98	0.49	(0.38)	(0.51)	(0.01)	—		9.57
Class C
2006 (1) (2)	$9.80	$0.19	$0.16	$(0.20)	$—	$—		$9.95
2006 (2) (3)	10.12	0.25	(0.32)	(0.25)	—	—		9.80
2005 (2) (4)	10.20	0.35	(0.07)	(0.36)	—	—		10.12
2004 (2) (4)	10.18	0.39	0.02	(0.39)	—	—	(6)	10.20
2003 (4)	9.55	0.44	0.63	(0.44)	—	—		10.18
2002 (4)	9.97	0.49	(0.40)	(0.50)	(0.01)	—		9.55
Class R (5)
2006 (1) (2)	$9.90	$0.22	$0.17	$(0.23)	$—	$—		$10.06
2006 (2) (3)	10.23	0.30	(0.34)	(0.29)	—	—		9.90
2005 (2) (4)	10.29	0.41	(0.07)	(0.40)	—	—		10.23
2004 (2) (4)	10.23	0.48	—	(0.42)	—	—	(6)	10.29
2003 (4)	9.60	0.51	0.63	(0.51)	—	—		10.23
2002 (4)	10.01	0.56	(0.38)	(0.58)	(0.01)	—		9.60
Class Y
2006 (1) (2)	$9.85	$0.24	$0.16	$(0.25)	$—	$—		$10.00
2006 (2) (3)	10.17	0.33	(0.33)	(0.32)	—	—		9.85
2005 (2) (4)	10.24	0.46	(0.07)	(0.46)	—	—		10.17
2004 (2) (4)	10.23	0.49	0.01	(0.49)	—	—	(6)	10.24
2003 (4)	9.59	0.54	0.64	(0.54)	—	—		10.23
2002 (4)	10.00	0.59	(0.39)	(0.60)	(0.01)	—		9.59

(1)	For the six-month period ended December 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	Per share data calculated using average shares outstanding method.

(3)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)	For the period October 1 to September 30 in the year indicated.

(5)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(6)	Includes a tax return of capital of less than $0.01.

(7)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
62      First American Funds Semiannual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return (7)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

2.65%	$73,296	0.75%	3.34%	1.03%	3.06%	31%
1.75	78,771	0.75	3.11	1.04	2.82	60
1.08	97,863	0.75	2.68	1.05	2.38	64
0.76	130,531	0.75	2.28	1.05	1.98	89
2.71	159,451	0.75	2.75	1.05	2.45	60
4.59	163,358	0.75	4.06	1.04	3.77	59
2.83%	$394,111	0.60%	3.48%	0.78%	3.30%	31%
1.87	454,665	0.60	3.26	0.79	3.07	60
1.23	625,392	0.60	2.83	0.80	2.63	64
0.91	943,181	0.60	2.43	0.80	2.23	89
2.76	832,266	0.60	2.84	0.80	2.64	60
4.85	484,583	0.60	4.18	0.79	3.99	59

3.92%	$13,766	1.00%	4.52%	1.14%	4.38%	83%
(0.17)	15,522	1.00	4.14	1.17	3.97	166
3.57	19,113	1.00	4.20	1.25	3.95	285
4.89	21,034	1.00	4.54	1.25	4.29	132
12.26	13,522	1.00	5.15	1.26	4.89	91
1.83	8,663	1.00	5.77	1.27	5.50	117
3.54%	$3,288	1.75%	3.77%	1.89%	3.63%	83%
(0.74)	3,657	1.75	3.40	1.92	3.23	166
2.81	4,395	1.75	3.45	2.00	3.20	285
3.97	5,474	1.75	3.83	2.00	3.58	132
11.46	13,576	1.75	4.46	2.01	4.20	91
1.07	18,728	1.75	5.02	2.02	4.75	117
3.55%	$2,245	1.75%	3.78%	1.89%	3.64%	83%
(0.74)	2,501	1.75	3.40	1.92	3.23	166
2.71	2,858	1.75	3.46	2.00	3.21	285
4.11	3,789	1.75	3.81	2.00	3.56	132
11.50	5,752	1.75	4.43	2.01	4.17	91
0.98	5,283	1.75	5.02	2.02	4.75	117
3.90%	$193	1.25%	4.26%	1.46%	4.05%	83%
(0.44)	14	1.25	4.05	1.57	3.58	166
3.40	3	1.25	3.98	1.65	3.58	285
4.83	1	1.00	4.64	1.25	4.39	132
12.25	2,668	1.00	5.21	1.26	4.95	91
1.84	3,557	1.00	5.77	1.27	5.50	117
4.06%	$587,878	0.75%	4.77%	0.89%	4.63%	83%
0.02	378,338	0.75	4.43	0.92	4.26	166
3.83	278,777	0.75	4.43	1.00	4.18	285
5.05	243,018	0.75	4.80	1.00	4.55	132
12.65	245,877	0.75	5.42	1.01	5.16	91
2.08	204,801	0.75	6.03	1.02	5.76	117

First American Funds Semiannual Report 2006       63

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Dividends	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income	Investments	Income	Gains	Period

U.S. Government Mortgage Fund
Class A
2006 (1) (2)	$10.18	$0.18	$0.30	$(0.23)	$—	$10.43
2006 (2) (3)	10.53	0.33	(0.32)	(0.36)	—	10.18
2005 (2) (4)	10.72	0.41	(0.14)	(0.46)	—	10.53
2004 (2) (4)	10.89	0.38	(0.09)	(0.46)	—	10.72
2003 (4)	11.16	0.35	(0.05)	(0.45)	(0.12)	10.89
2002 (4)	11.01	0.50	0.20	(0.55)	—	11.16
Class B
2006 (1) (2)	$10.20	$0.10	$0.34	$(0.19)	$—	$10.45
2006 (2) (3)	10.54	0.27	(0.31)	(0.30)	—	10.20
2005 (2) (4)	10.74	0.33	(0.15)	(0.38)	—	10.54
2004 (2) (4)	10.90	0.30	(0.08)	(0.38)	—	10.74
2003 (4)	11.18	0.28	(0.06)	(0.38)	(0.12)	10.90
2002 (4)	11.03	0.42	0.20	(0.47)	—	11.18
Class C
2006 (1) (2)	$10.15	$0.10	$0.33	$(0.19)	$—	$10.39
2006 (2) (3)	10.49	0.27	(0.31)	(0.30)	—	10.15
2005 (2) (4)	10.68	0.33	(0.14)	(0.38)	—	10.49
2004 (2) (4)	10.84	0.30	(0.09)	(0.37)	—	10.68
2003 (4)	11.13	0.29	(0.08)	(0.38)	(0.12)	10.84
2002 (4)	11.00	0.46	0.15	(0.48)	—	11.13
Class R (5)
2006 (1) (2)	$10.17	$0.15	$0.32	$(0.22)	$—	$10.42
2006 (2) (3)	10.51	0.31	(0.31)	(0.34)	—	10.17
2005 (2) (4)	10.72	0.37	(0.14)	(0.44)	—	10.51
2004 (2) (4)	10.85	0.39	(0.10)	(0.42)	—	10.72
2003 (4)	11.12	0.30	—	(0.45)	(0.12)	10.85
2002 (4)	10.97	0.49	0.20	(0.54)	—	11.12
Class Y
2006 (1) (2)	$10.19	$0.20	$0.29	$(0.25)	$—	$10.43
2006 (2) (3)	10.53	0.35	(0.31)	(0.38)	—	10.19
2005 (2) (4)	10.73	0.43	(0.14)	(0.49)	—	10.53
2004 (2) (4)	10.89	0.41	(0.08)	(0.49)	—	10.73
2003 (4)	11.16	0.37	(0.04)	(0.48)	(0.12)	10.89
2002 (4)	11.01	0.53	0.19	(0.57)	—	11.16

(1)	For the six-month period ended December 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	Per share data calculated using average shares outstanding method.

(3)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)	For the period October 1 to September 30 in the year indicated.

(5)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(6)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
64      First American Funds Semiannual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return (6)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

4.72%	$15,528	0.95%	4.34%	1.15%	4.14%	154%
0.09	16,059	0.95	4.27	1.11	4.11	220
2.59	24,504	0.95	3.80	1.08	3.67	251
2.74	32,815	0.95	3.53	1.05	3.43	127
2.79	24,667	0.95	2.98	1.06	2.87	175
6.53	16,985	0.95	4.61	1.08	4.48	197

4.31%	$5,664	1.70%	3.60%	1.90%	3.40%	154%
(0.38)	6,595	1.70	3.52	1.86	3.36	220
1.72	7,926	1.70	3.05	1.83	2.92	251
2.02	9,155	1.70	2.79	1.80	2.69	127
1.96	11,397	1.70	2.22	1.81	2.11	175
5.79	6,235	1.70	3.85	1.83	3.72	197

4.23%	$4,138	1.70%	3.60%	1.90%	3.40%	154%
(0.38)	5,127	1.70	3.52	1.86	3.36	220
1.82	6,585	1.70	3.05	1.83	2.92	251
2.02	10,520	1.70	2.79	1.80	2.69	127
1.91	18,801	1.70	2.19	1.81	2.08	175
5.78	5,834	1.70	3.92	1.83	3.79	197

4.60%	$9	1.20%	4.08%	1.46%	3.82%	154%
0.04	7	1.20	4.04	1.51	3.73	220
2.18	3	1.20	3.42	1.48	3.14	251
2.74	1	0.95	3.58	1.05	3.48	127
2.79	17,296	0.95	3.04	1.06	2.93	175
6.55	21,355	0.95	4.59	1.08	4.46	197

4.75%	$139,596	0.70%	4.59%	0.90%	4.39%	154%
0.38	140,407	0.70	4.52	0.86	4.36	220
2.75	158,230	0.70	4.05	0.83	3.92	251
3.09	171,143	0.70	3.79	0.80	3.69	127
3.03	214,531	0.70	3.27	0.81	3.16	175
6.79	181,046	0.70	4.84	0.83	4.71	197

First American Funds Semiannual Report 2006       65

Notes to  Financial Statements   (unaudited as of December 31, 2006), all dollars and shares are rounded to thousands (000)

1 >	Organization

The Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of December 31, 2006, FAIF offered 39 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Each fund is a diversified open-end management investment company.

FAIF offers Class A, Class B, Class C, Class R, and Class Y shares. Class A shares of Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund are sold with a front-end sales charge of 2.25%. Class A shares of Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund are sold with a front-end sales charge of 4.25%. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class B, Class C, and Class R shares are not offered by Intermediate Government Bond Fund, Intermediate Term Bond Fund, or Short Term Bond Fund. Class B shares are not offered by Inflation Protected Securities Fund.

The funds’ prospectus provides descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

On February 23, 2006, the funds’ board of directors approved a change in the funds’ fiscal year-end from September 30 to June 30, effective with the nine-month fiscal period ended June 30, 2006.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Price movements in futures contracts and ADRs (American Depositary Receipts), and various other indices, may be reviewed in the course of making a good faith determination of a security’s fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. As of December 31, 2006, Core
66      First American Funds Semiannual Report 2006

Bond Fund, High Income Bond Fund, and Short Term Bond Fund held fair value securities with a value of $438, $0, and $0, respectively, or 0.0%, 0.0% and 0.0%, respectively, of total net assets. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the fair value and the underlying cost of the security on the transaction date. Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the last business day of each month. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to deferred wash sale and straddle losses, paydowns on pass through obligations, expiration of capital loss carryforwards, and tax mark-to-market adjustments under Section 311(e) of the Taxpayer Relief Act of 1997. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal period that the differences arise.

The tax character of distributions made during the six-month period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended December 31, 2006 (estimated), nine-month fiscal period ended June 30, 2006, and the year ended September 30, 2005, were as follows:

	December 31, 2006

	Ordinary	Long Term	Return of
Fund	Income	Gain	Capital	Total

Core Bond Fund	$41,681	$—	$—	$41,681
High Income Bond Fund	9,363	—	—	9,363
Inflation Protected Securities Fund	10,617	—	—	10,617
Intermediate Government Bond Fund	1,150	—	—	1,150
Intermediate Term Bond Fund	19,376	—	—	19,376
Short Term Bond Fund	9,550	—	—	9,550
Total Return Bond Fund	11,689	—	—	11,689
U.S. Government Mortgage Fund	3,811	—	—	3,811

	June 30, 2006

	Ordinary	Long Term	Return of
Fund	Income	Gain	Capital	Total

Core Bond Fund	$72,227	$—	$—	$72,227
High Income Bond Fund	13,528	—	—	13,528
Inflation Protected Securities Fund	13,028	—	—	13,028
Intermediate Government Bond Fund	1,834	186	—	2,020
Intermediate Term Bond Fund	35,774	—	—	35,774
Short Term Bond Fund	17,945	—	—	17,945
Total Return Bond Fund	11,516	—	—	11,516
U.S. Government Mortgage Fund	6,545	—	—	6,545

First American Funds Semiannual Report 2006       67

Notes to  Financial Statements  continued

	September 30, 2005

	Ordinary	Long Term	Return of
Fund	Income	Gain	Capital	Total

Core Bond Fund	$75,437	$1,274	$—	$76,711
High Income Bond Fund	19,672	—	20	19,692
Inflation Protected Securities Fund	7,327	—	—	7,327
Intermediate Government Bond Fund	3,179	4,927	—	8,106
Intermediate Term Bond Fund	42,052	11,785	—	53,837
Short Term Bond Fund	26,815	—	371	27,186
Total Return Bond Fund	12,462	—	—	12,462
U.S. Government Mortgage Fund	9,337	—	—	9,337

As of June 30, 2006, the funds’ most recently completed nine-month fiscal period-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

		Accumulated
	Undistributed	Capital and		Other	Total
	Ordinary	Post-October	Unrealized	Accumulated	Accumulated
Fund	Income	Losses	Depreciation	Gains (Losses)	Deficit

Core Bond Fund	$1,898	$(24,544)	$(61,629)	$(11)	$(84,286)
High Income Bond Fund	172	(6,600)	(5,460)	(1)	(11,889)
Inflation Protected Securities Fund	1,368	(2,416)	(16,404)	(66)	(17,518)
Intermediate Government Bond Fund	34	(1,541)	(1,360)	—	(2,867)
Intermediate Term Bond Fund	973	(16,237)	(27,915)	(15)	(43,194)
Short Term Bond Fund	256	(15,295)	(12,685)	(194)	(27,918)
Total Return Bond Fund	597	(14,563)	(11,117)	(6)	(25,089)
U.S. Government Mortgage Fund	22	(6,367)	(6,435)	—	(12,780)

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and straddles, tax mark-to-market adjustments for certain derivatives in accordance with IRC Section 1256, and tax mark-to-market adjustments made under Section 311(e) of the Taxpayer Relief Act of 1997.

As of June 30, 2006, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2007	2008	2009	2010	2011	2012	2013	2014	Total

Core Bond Fund	$—	$—	$—	$—	$—	$—	$—	$3,584	$3,584
High Income Bond Fund	—	—	—	—	6,600	—	—	—	6,600
Inflation Protected Securities Fund	—	—	—	—	—	—	—	256	256
Intermediate Government Bond Fund	—	—	—	—	—	—	—	134	134
Intermediate Term Bond Fund	—	—	—	—	—	—	—	6,285	6,285
Short Term Bond Fund	135	642	—	—	4	—	2,223	8,101	11,105
Total Return Bond Fund	7,439	—	—	—	3,708	—	—	472	11,619
U.S. Government Mortgage Fund	—	—	—	—	—	3,145	1,293	555	4,993

In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryforwards is limited on an annual basis for Total Return Bond Fund to $7,439 for the current tax year. For the nine-month fiscal period ended June 30, 2006, Short Term Bond Fund and Total Return Bond Fund, had capital loss carryforwards of $604 and $8,799, respectively, that expired unused.

Certain funds incurred a loss for tax purposes for the period from November 1, 2005 to June 30, 2006. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ending June 30, 2007. The following funds had deferred losses:

Fund	Amount

Core Bond Fund	$20,960
Inflation Protected Securities Fund	2,160
Intermediate Government Bond Fund	1,407
Intermediate Term Bond Fund	9,952
Short Term Bond Fund	4,190
Total Return Bond Fund	2,944
U.S. Government Mortgage Fund	1,373

FUTURES TRANSACTIONS – In order to gain exposure or protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each fund may enter into futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or
68      First American Funds Semiannual Report 2006

pledge U.S. government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

As of December 31, 2006, the following funds had outstanding futures contracts as disclosed in their Schedule of Investments: Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund.

OPTIONS TRANSACTIONS – The funds may utilize options in an attempt to manage market or business risk or enhance returns. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When an option written expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option. As of December 31, 2006, Total Return Bond Fund held options written as disclosed in its Schedule of Investments.

Options purchased are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of December 31, 2006, the Inflation Protected Securities Fund and Total Return Bond Fund held options purchased as disclosed in their Schedule of Investments.

INFLATION-INDEXED BONDS – The funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

FOREIGN CURRENCY TRANSLATION – The books and records of the Inflation Protected Securities Fund and the Total Return Bond Fund relating to the funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following basis:

•	market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

•	purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

The funds do not isolate the portion of gains and losses on investments in debt securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the federal income tax regulations. Such amounts are categorized as foreign currency gain(loss) for both financial reporting and income tax reporting purposes.

The funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
First American Funds Semiannual Report 2006       69

Notes to  Financial Statements  continued

For the six-month period ended December 31, 2006, Inflation Protected Securities Fund and Total Return Bond Fund had non-U.S. dollar denominated investments with a total value of $499 and $16,074, respectively, or 0.1% and 2.6%, respectively, of total net assets.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to their delivery. Each fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. At December 31, 2006, Core Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund had when-issued or forward-commitment securities outstanding with a total cost of $54,028, $34,870, and $36,076, respectively.

In connection with the ability to purchase securities on a when-issued basis, each fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to “rollover” its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended December 31, 2006, the funds had no outstanding dollar roll transactions.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At December 31, 2006, Core Bond Fund, High Income Bond Fund, and Short Term Bond Fund had investments in illiquid securities with a total value of $438, $10, and $0, respectively, or 0.0%, 0.0%, and 0.0%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Core Bond Fund	Par	Dates Acquired	Cost Basis

Duty Free International	$2,191	1/99-7/99	$2,187

High Income Bond Fund	Shares/Par	Dates Acquired	Cost Basis

Glenoit	$100	3/97-8/97	$100
Green Tree Financial	10	5/99	10
Mid America Waste Systems	250	3/03	—
Pegasus Communications, Fractional Shares	0.15	10/97	—
Sullivan Broadcast Holdings, Escrow Shares	400	3/03	—

Short Term Bond Fund	Par	Dates Acquired	Cost Basis

Auto Bond Receivables Trust	$106	11/98-11/00	$106

SECURITIES LENDING – In order to generate additional income, a fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then marked-to-market daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. During the six-month period ended December 31, 2006, cash collateral was invested in short-term, high quality U.S. dollar-denominated securities that would have been eligible for investment by a money market fund under Investment Company Act Rule 2a-7.
70      First American Funds Semiannual Report 2006

As of December 31, 2006, cash collateral was invested as follows:

					Other
	Commercial	Corporate	Repurchase	Money Market	Short-Term
Fund	Paper	Obligations	Agreements	Funds	Securities	Total

Core Bond Fund	$170,658	$195,055	$221,955	$6,509	$5,409	$599,586
High Income Bond Fund	13,261	15,158	17,248	420	506	46,593
Inflation Protected Securities Fund	49,156	56,184	63,932	1,875	1,558	172,705
Intermediate Term Bond Fund	100,973	115,408	131,324	3,851	3,201	354,757
Short Term Bond Fund	46,201	52,806	60,089	1,464	1,762	162,322
Total Return Bond Fund	43,685	49,930	56,817	1,666	1,385	153,483
U.S. Government Mortgage Fund	15,268	17,450	19,857	484	582	53,641

FAF Advisors, Inc. (“FAF Advisors”), serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. FAF Advisors acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). FAF Advisors receives fees as a percentage of each fund’s net income from securities lending transactions. In addition, beginning February 1, 2007, collateral for securities on loan is invested in a money market fund administered by FAF Advisors and FAF Advisors receives an administration fee equal to 0.02% of such fund’s average daily net assets. Fees paid to FAF Advisors by the funds for the six-month period ended December 31, 2006, were as follows:

Fund	Amount

Core Bond Fund	$209
High Income Bond Fund	32
Inflation Protected Securities Fund	48
Intermediate Term Bond Fund	87
Short Term Bond Fund	37
Total Return Bond Fund	51
U.S. Government Mortgage Fund	12

Income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to FAF Advisors.

SWAP AGREEMENTS – The funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The funds may enter into interest rate and credit default swap agreements to manage exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal). As of December 31, 2006, the following funds had outstanding interest rate swap agreements: Core Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a specified issuer on its obligation (typically corporate issues or sovereign issues of an emerging country). The fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As of December 31, 2006, the following funds had outstanding credit default swap agreements: Core Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the fund are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains
First American Funds Semiannual Report 2006       71

Notes to  Financial Statements  continued

and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended December 31, 2006.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

Fund

Core Bond Fund	0.50%
High Income Bond Fund	0.70
Inflation Protected Securities Fund	0.50
Intermediate Government Bond Fund	0.50
Intermediate Term Bond Fund	0.50
Short Term Bond Fund	0.50
Total Return Bond Fund	0.60
U.S. Government Mortgage Fund	0.50

FAF Advisors has agreed to waive fees and reimburse other fund expenses at least through June 30, 2007, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A	B	C	R	Y

Core Bond Fund	0.95%	1.70%	1.70%	1.20%	0.70%
High Income Bond Fund	1.10	1.85	1.85	1.35	0.85
Inflation Protected Securities Fund	0.85	NA	1.60	1.10	0.60
Intermediate Government Bond Fund	0.75	NA	NA	NA	0.60
Intermediate Term Bond Fund	0.85	NA	NA	NA	0.70
Short Term Bond Fund	0.75	NA	NA	NA	0.60
Total Return Bond Fund	1.00	1.75	1.75	1.25	0.75
U.S. Government Mortgage Fund	0.95	1.70	1.70	1.20	0.70

NA = Not Applicable

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes, these reimbursements are recorded as investment income.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight and administrative services and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on a annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.
72      First American Funds Semiannual Report 2006

For the six-month period ended December 31, 2006, administration fees paid to FAF Advisors by the funds included in this semiannual report were as follows:

Fund	Amount

Core Bond Fund	$1,993
High Income Bond Fund	286
Inflation Protected Securities Fund	385
Intermediate Government Bond Fund	46
Intermediate Term Bond Fund	977
Short Term Bond Fund	556
Total Return Bond Fund	510
U.S. Government Mortgage Fund	181

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

For the six-month period ended December 31, 2006, transfer agent fees paid to USBFS by the funds included in this semiannual report were as follows:

Fund	Amount

Core Bond Fund	$124
High Income Bond Fund	61
Inflation Protected Securities Fund	45
Intermediate Government Bond Fund	27
Intermediate Term Bond Fund	28
Short Term Bond Fund	58
Total Return Bond Fund	55
U.S. Government Mortgage Fund	56

CUSTODIAN FEES – U.S. Bank serves as the custodian for each fund pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended December 31, 2006, custodian fees were increased as a result of overdrafts, and decreased as a result of interest earned as follows:

Fund	Increased		Decreased

Core Bond Fund	$3		$15
High Income Bond Fund	—	*	3
Inflation Protected Securities Fund	—	*	2
Intermediate Government Bond Fund	—		1
Intermediate Term Bond Fund	—	*	9
Short Term Bond Fund	—		7
Total Return Bond Fund	1		7
U.S. Government Mortgage Fund	—	*	1

* Rounds to zero.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund’s average daily net assets of the Class A shares, Class B shares, Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Quasar is currently waiving fees equal to an annual rate of 0.10% of average daily net assets for Class A shares of the Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund.

For the six-month period ended December 31, 2006, total distribution and shareholder servicing fees waived by Quasar for the funds included in this semiannual report were as follows:

Fund	Amount

Intermediate Government Bond Fund	$1
Intermediate Term Bond Fund	19
Short Term Bond Fund	39

During the period, FAF Advisors also provided shareholder services pursuant to a shareholder servicing plan and agreement with FAIF with respect to the Class R shares of the Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund. Under the shareholder servicing plan and agreement, each fund was required to pay FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.15% of each fund’s average daily net assets attributable to Class R shares. FAF Advisors waived all fees under this plan and agreement. This agreement was terminated in September 2006.
First American Funds Semiannual Report 2006       73

Notes to  Financial Statements  continued

Under the distribution agreement, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended December 31, 2006:

Fund	Amount

Core Bond Fund	$125
High Income Bond Fund	21
Inflation Protected Securities Fund	7
Intermediate Government Bond Fund	1
Intermediate Term Bond Fund	19
Short Term Bond Fund	32
Total Return Bond Fund	21
U.S. Government Mortgage Fund	29

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended December 31, 2006, legal fees and expenses of $17 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six-month period ended December 31, 2006, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Core Bond Fund	$46
High Income Bond Fund	18
Inflation Protected Securities Fund	2
Intermediate Government Bond Fund	—	*
Intermediate Term Bond Fund	4
Short Term Bond Fund	3
Total Return Bond Fund	11
U.S. Government Mortgage Fund	28

* Rounds to zero.
74      First American Funds Semiannual Report 2006

4 >	Capital Share Transactions

FAIF has 324 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Core			High Income			Inflation Protected
	Bond Fund			Bond Fund			Securities Fund

		Nine-Month			Nine-Month			Nine-Month
	Six-Month	Fiscal		Six-Month	Fiscal		Six-Month	Fiscal
	Period	Period	Year	Period	Period	Year	Period	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/06	6/30/06	9/30/05	12/31/06	6/30/06	9/30/05	12/31/06	6/30/06	9/30/05

Class A:
Shares issued	576	1,251	2,069	939	777	702	58	89	759
Shares issued in lieu of cash distributions	173	366	456	72	131	210	12	21	10
Shares redeemed	(2,719)	(3,497)	(4,450)	(627)	(1,329)	(1,924)	(113)	(265)	(86)

Total Class A transactions	(1,970)	(1,880)	(1,925)	384	(421)	(1,012)	(43)	(155)	683

Class B:
Shares issued	20	36	90	27	52	80	—	—	—
Shares issued in lieu of cash distributions	20	41	46	10	19	32	—	—	—
Shares redeemed	(191)	(320)	(474)	(65)	(186)	(250)	—	—	—

Total Class B transactions	(151)	(243)	(338)	(28)	(115)	(138)	—	—	—

Class C:
Shares issued	19	46	79	55	67	55	9	16	87
Shares issued in lieu of cash distributions	7	17	21	17	49	87	1	3	2
Shares redeemed	(102)	(231)	(259)	(259)	(470)	(555)	(27)	(46)	(4)

Total Class C transactions	(76)	(168)	(159)	(187)	(354)	(413)	(17)	(27)	85

Class R:
Shares issued	1	2	1	—	8	4	98	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—	1	—	—
Shares redeemed	—	—	—	—	—	(5)	(4)	—	—

Total Class R transactions	1	2	1	—	8	(1)	95	—	—

Class Y:
Shares issued	23,208	33,967	35,837	3,357	5,066	7,861	10,007	10,606	29,019
Shares issued in lieu of cash distributions	1,117	2,008	1,987	118	155	209	291	362	207
Shares redeemed	(35,034)	(33,812)	(37,508)	(3,252)	(5,008)	(10,853)	(8,848)	(4,262)	(2,631)

Total Class Y transactions	(10,709)	2,163	316	223	213	(2,783)	1,450	6,706	26,595

Net increase (decrease) in capital shares	(12,905)	(126)	(2,105)	392	(669)	(4,347)	1,485	6,524	27,363

	Intermediate Government			Intermediate Term			Short Term
	Bond Fund			Bond Fund			Bond Fund

		Nine-Month			Nine-Month			Nine-Month
	Six-Month	Fiscal		Six-Month	Fiscal		Six-Month	Fiscal
	Period	Period	Year	Period	Period	Year	Period	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/06	6/30/06	9/30/05	12/31/06	6/30/06	9/30/05	12/31/06	6/30/06	9/30/05

Class A:
Shares issued	1	38	154	202	526	856	53	209	632
Shares issued in lieu of cash distributions	5	5	16	68	132	202	106	194	251
Shares redeemed	(11)	(71)	(143)	(794)	(1,549)	(2,379)	(778)	(2,246)	(3,940)

Total Class A transactions	(5)	(28)	27	(524)	(891)	(1,321)	(619)	(1,843)	(3,057)

Class B:
Shares issued	—	—	—	—	—	—	—	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—	—	—	—

Total Class B transactions	—	—	—	—	—	—	—	—	—

Class C:
Shares issued	—	—	—	—	—	—	—	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—	—	—	—

Total Class C transactions	—	—	—	—	—	—	—	—	—

Class R:
Shares issued	—	—	—	—	—	—	—	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—	—	—	—

Total Class R transactions	—	—	—	—	—	—	—	—	—

Class Y:
Shares issued	541	873	1,733	8,390	14,632	24,296	5,700	7,298	14,851
Shares issued in lieu of cash distributions	45	82	514	704	1,336	2,038	281	572	791
Shares redeemed	(1,511)	(4,004)	(8,559)	(18,991)	(30,661)	(37,799)	(12,474)	(24,595)	(45,948)

Total Class Y transactions	(925)	(3,049)	(6,312)	(9,897)	(14,693)	(11,465)	(6,493)	(16,725)	(30,306)

Net decrease in capital shares	(930)	(3,077)	(6,285)	(10,421)	(15,584)	(12,786)	(7,112)	(18,568)	(33,363)

First American Funds Semiannual Report 2006       75

Notes to  Financial Statements  continued

	Total Return			U.S. Government
	Bond Fund			Mortgage Fund

		Nine-Month			Nine-Month
	Six-Month	Fiscal		Six-Month	Fiscal
	Period	Period	Year	Period	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/06	6/30/06	9/30/05	12/31/06	6/30/06	9/30/05

Class A:
Shares issued	58	217	243	117	123	496
Shares issued in lieu of cash distributions	29	43	67	28	58	103
Shares redeemed	(286)	(563)	(484)	(233)	(932)	(1,331)

Total Class A transactions	(199)	(303)	(174)	(88)	(751)	(732)

Class B:
Shares issued	5	10	24	2	31	69
Shares issued in lieu of cash distributions	5	8	12	9	18	26
Shares redeemed	(53)	(79)	(138)	(115)	(155)	(196)

Total Class B transactions	(43)	(61)	(102)	(104)	(106)	(101)

Class C:
Shares issued	17	12	9	10	6	29
Shares issued in lieu of cash distributions	2	6	10	6	15	27
Shares redeemed	(49)	(46)	(108)	(123)	(144)	(413)

Total Class C transactions	(30)	(28)	(89)	(107)	(123)	(357)

Class R:
Shares issued	18	1	—	—	1	—
Shares issued in lieu of cash distributions	1	—	—	—	—	—
Shares redeemed	(1)	—	—	—	—	—

Total Class R transactions	18	1	—	—	1	—

Class Y:
Shares issued	30,819	21,351	9,193	1,558	1,917	3,291
Shares issued in lieu of cash distributions	202	171	159	57	85	91
Shares redeemed	(10,656)	(10,524)	(5,666)	(2,018)	(3,248)	(4,309)

Total Class Y transactions	20,365	10,998	3,686	(403)	(1,246)	(927)

Net increase (decrease) in capital shares	20,111	10,607	3,321	(702)	(2,225)	(2,117)

Class B shares converted to Class A shares (reflected as Class A shares issued and Class B shares redeemed) during the six-month period ended December 31, 2006, the nine-month fiscal period ended June 30, 2006, and the fiscal year ended September 30, 2005, were as follows:

	Six-Month	Nine-Month
	Period	Fiscal Period	Year
	Ended	Ended	Ended
Fund	12/31/06	6/30/06	9/30/05

Core Bond Fund	81	88	134
High Income Bond Fund	4	14	16
Total Return Bond Fund	23	35	52
U.S. Government Mortgage Fund	17	23	42

5 >	Investment Security Transactions

During the six-month period ended December 31, 2006, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	U.S. Government		Other Investment
	Securities		Securities

Fund	Purchases	Sales	Purchases	Sales

Core Bond Fund	$976,155	$1,134,115	$200,610	$220,269
High Income Bond Fund	654	654	108,146	103,684
Inflation Protected Securities Fund	139,067	157,303	32,316	11,548
Intermediate Government Bond Fund	15,874	24,898	—	—
Intermediate Term Bond Fund	356,293	353,907	144,885	247,812
Short Term Bond Fund	85,724	114,855	69,713	101,700
Total Return Bond Fund	379,608	284,553	213,583	105,171
U.S. Government Mortgage Fund	282,276	301,843	11,738	14,818

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes at December 31, 2006, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Core Bond Fund	$7,839	$(24,022)	$(16,183)	$2,405,588
High Income Bond Fund	8,122	(2,470)	5,652	304,012
Inflation Protected Securities Fund	643	(8,176)	(7,533)	511,277
Intermediate Government Bond Fund	117	(636)	(519)	37,953
Intermediate Term Bond Fund	3,814	(9,124)	(5,310)	1,206,133
Short Term Bond Fund	446	(4,826)	(4,380)	634,144
Total Return Bond Fund	3,038	(3,836)	(798)	830,914
U.S. Government Mortgage Fund	264	(2,859)	(2,595)	257,340

6 >	Options Written

Transactions in options written for the six-month period ended December 31, 2006, were as follows:

	Put Options Written		Call Options Written

	Number of	Premium	Number of	Premium
Total Return Bond Fund	Contracts	Amount	Contracts	Amount

Balance at June 30, 2006	—	$—	—	$—
Opened	168	44	194	41
Expired	—	—	(85)	(17)
Closed	(23)	(11)	—	—

Balance at December 31, 2006	145	$33	109	$24

7 >	Concentration of Risks

High Income Bond Fund, Inflation Protected Securities Fund, and Total Return Bond Fund invest in lower-rated
76      First American Funds Semiannual Report 2006

(e.g., rated Ba or lower by Moody’s or BB or lower by Standard & Poor’s or Fitch) corporate and foreign debt obligations, which are commonly referred to as “junk bonds.” Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. Lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

8 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9 >	New Accounting Pronouncement

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the funds will incorporate FIN 48 in their semiannual report on December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.
First American Funds Semiannual Report 2006       77

 NOTICE TO SHAREHOLDERS December 31, 2006 (unaudited)
HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the calendar quarter-end.
78      First American Funds Semiannual Report 2006

Board of Directors First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President, Chief
Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
INVESTMENT ADVISOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
ADMINISTRATOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
CUSTODIAN

U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101
DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402
COUNSEL

Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330
In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
0042-07 2/2007 SAR-INCOME

Item 2—Code of Ethics
Not applicable to semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
This schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.
Item 11—Controls and Procedures
(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1) Not applicable.
(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.
(a)(3) Not applicable.
(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Investment Funds, Inc.

By:

/s/ Thomas S. Schreier, Jr. Thomas S. Schreier, Jr. President

Date: March 9, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr. Thomas S. Schreier, Jr. President

Date: March 9, 2007

By:

/s/ Charles D. Gariboldi, Jr. Charles D. Gariboldi, Jr. Treasurer

Date: March 9, 2007